UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/10

Date of reporting period:	9/30/10

Item 1. Schedule of Investments.
MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 1.7%
PREFERRED STOCK – 1.7%
Electric – 1.7%
PPL Corp. 9.500%	400,000	$22,824,000
TOTAL PREFERRED STOCK (Cost $21,450,000)		22,824,000
TOTAL EQUITIES (Cost $21,450,000)		22,824,000
	Principal Amount
BONDS & NOTES – 111.9%
CORPORATE DEBT – 40.6%
Agriculture – 0.9%
Reynolds American, Inc. 7.625% 6/01/16	$10,000,000	11,730,630
Banks – 11.3%
American Express Bank FSB 5.500% 4/16/13	10,800,000	11,755,368
Barclays Bank PLC (a) 10.179% 6/12/21	11,700,000	15,602,769
Dexia Credit Local SA (a) 2.750% 4/29/14	47,645,000	48,971,675
First Horizon National Corp. 4.500% 5/15/13	1,100,000	1,100,918
GMAC, Inc. 6.875% 9/15/11	2,500,000	2,578,125
GMAC, Inc. 7.500% 12/31/13	5,000,000	5,312,500
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	13,280,764
Korea Development Bank 8.000% 1/23/14	1,000,000	1,169,757
Regions Financial Corp. 6.375% 5/15/12	10,000,000	10,248,980
Resona Bank Ltd. VRN (a) 5.850% 4/15/16	6,200,000	6,185,653
The Royal Bank of Scotland PLC EUR (b) 3.625% 5/17/13	800,000	1,088,519
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	10,000,000	10,608,700
The Royal Bank of Scotland PLC EUR (b) 5.500% 3/23/20	7,200,000	10,208,093
Wachovia Corp. 5.625% 10/15/16	11,700,000	13,016,203
		151,128,024
Building Materials – 0.2%
Corporacion GEO SAB de CV (a) 9.250% 6/30/20	3,000,000	3,401,250
Coal – 0.3%
Arch Western Finance LLC 6.750% 7/01/13	3,800,000	3,842,750
Diversified Financial – 11.3%
Ally Financial, Inc. 6.875% 8/28/12	1,425,000	1,484,316
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,513,639
Citigroup, Inc. 5.000% 9/15/14	11,700,000	12,152,088
FCE Bank PLC EUR (b) 7.125% 1/16/12	10,000,000	14,042,002
FCE Bank PLC EUR (b) 7.125% 1/15/13	10,000,000	14,144,002
FIA Card Services NA (a) 7.125% 11/15/12	10,700,000	11,665,846
General Electric Capital Services, Inc. 7.500% 8/21/35	11,700,000	14,390,614
GMAC LLC 6.625% 5/15/12	10,000,000	10,294,950
The Goldman Sachs Group, Inc. 6.750% 10/01/37	11,700,000	12,161,273
HSBC Finance Corp. 5.500% 4/15/11	1,925,000	1,963,931
International Lease Finance Corp. 5.400% 2/15/12	5,000,000	5,025,000
International Lease Finance Corp. (a) 6.750% 9/01/16	700,000	749,000
Macquarie Bank Ltd. (a) 2.600% 1/20/12	11,730,000	12,027,660
SLM Corp. 8.450% 6/15/18	10,000,000	10,100,640
Sydney Airport Finance (Acquired 9/30/10, Cost $299,706) (a) (c) 5.125% 2/22/21	300,000	299,706
TNK-BP Finance SA (a) 7.250% 2/02/20	5,000,000	5,456,250
TNK-BP Finance SA (a) (l) 7.250% 2/02/20	4,500,000	4,910,625
TNK-BP Finance SA (a) (l) 7.500% 3/13/13	5,000,000	5,431,250
UBS AG/Stamford CT FRN 1.439% 2/23/12	11,700,000	11,781,011
		151,593,803
Electric – 0.5%
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	6,360,000
Foods – 0.3%
Kraft Foods, Inc. 5.625% 11/01/11	3,565,000	3,744,177
Health Care — Services – 0.9%
Roche Holdings, Inc. (a) 7.000% 3/01/39	9,000,000	12,069,522
Holding Company — Diversified – 0.1%
Noble Group Ltd. (a) 4.875% 8/05/15	1,000,000	1,034,575
Insurance – 5.2%
American International Group, Inc. 4.950% 3/20/12	19,900,000	20,671,125
American International Group, Inc. 5.050% 10/01/15	12,500,000	12,718,750
American International Group, Inc. 6.250% 5/01/36	5,000,000	4,850,000
Cincinnati Financial Corp. 6.920% 5/15/28	28,742,000	30,822,145
		69,062,020
Investment Companies – 0.8%
Gerdau Holdings, Inc. (a) (l) 7.000% 1/20/20	10,000,000	11,175,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media – 0.6%
Comcast Cable Communications LLC 6.750% 1/30/11	$5,274,000	$5,376,526
Cox Communications, Inc. 6.750% 3/15/11	2,504,000	2,570,719
		7,947,245
Oil & Gas – 2.3%
BP Capital Markets PLC 3.125% 3/10/12	10,000,000	10,195,830
Gazprom OAO Via Morgan Stanley Bank AG (a) (l) 9.625% 3/01/13	2,500,000	2,841,250
Gazprom Via Gaz Capital SA (a) (l) 9.250% 4/23/19	5,000,000	6,225,000
Petroleos Mexicanos (a) 5.500% 1/21/21	2,800,000	2,982,000
Ras Laffan LNG 3 (l) 5.500% 9/30/14	1,800,000	1,973,052
Transocean, Inc. Series A, Convertible 1.625% 12/15/37	3,000,000	2,977,500
Transocean, Inc. Series C, Convertible 1.500% 12/15/37	4,500,000	4,303,125
		31,497,757
Savings & Loans – 3.9%
AK Transneft OJSC Via TransCapitalInvest Ltd. (a) (l) 7.700% 8/07/13	15,000,000	16,572,750
Fibria Overseas Finance Ltd. (a) 7.500% 5/04/20	2,000,000	2,122,500
LBG Capital No.1 PLC GBP (b) 7.588% 5/12/20	5,415,000	7,878,464
LBG Capital No.1 PLC GBP (b) 7.867% 12/17/19	4,887,000	7,187,126
LBG Capital No.1 PLC GBP (b) 7.869% 8/25/20	2,906,000	4,296,599
RZD Capital Ltd. 5.739% 4/03/17	3,100,000	3,264,300
Vnesheconombank Via VEB Finance Ltd. (a) 6.902% 7/09/20	9,500,000	10,390,150
		51,711,889
Telecommunications – 2.0%
AT&T, Inc. 5.500% 2/01/18	10,500,000	12,178,488
Indosat Palapa Co. BV (a) 7.375% 7/29/20	5,000,000	5,512,500
Qwest Corp. FRN 3.542% 6/15/13	1,300,000	1,358,500
Sprint Capital Corp. 7.625% 1/30/11	8,000,000	8,130,000
		27,179,488
TOTAL CORPORATE DEBT (Cost $516,726,267)		543,478,130
MUNICIPAL OBLIGATIONS – 1.6%
Bay Area Toll Authority 6.918% 4/01/40	6,300,000	6,827,310
Los Angeles Community College District 6.750% 8/01/49	3,000,000	3,355,950
New York City Municipal Water Finance Authority 6.124% 6/15/42	10,000,000	10,286,400
New York State Dormitory Authority 5.051% 9/15/27	600,000	615,306
Texas State Transportation Commission 5.178% 4/01/30	400,000	429,900
		21,514,866
TOTAL MUNICIPAL OBLIGATIONS (Cost $21,032,141)		21,514,866
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.6%
Commercial MBS – 5.5%
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	27,050,953
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3 VRN 6.422% 2/15/41	2,800,000	2,923,644
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	3,500,000	3,665,716
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 6.002% 8/12/45	25,000,000	27,347,720
Real Estate Capital PLC, Series 4, Class A1 FRN GBP (a) (b) (l) 0.987% 10/20/14	8,550,000	12,204,159
		73,192,192
WL Collateral CMO – 2.1%
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A1B (Acquired 9/29/10, Cost $1,338,450) FRN EUR (a) (b) (c) (d) 2.203% 5/16/47	1,000,000	1,358,172
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (b) (d) 2.403% 5/16/47	1,900,000	2,580,526
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 VRN 5.643% 7/25/36	13,707,133	10,938,445
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 5.207% 8/25/35	4,275,000	3,737,867
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 2.999% 10/25/35	3,097,044	2,741,017

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	$7,535,780	$7,483,526
		28,839,553
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $98,142,632)		102,031,745
SOVEREIGN DEBT OBLIGATIONS – 1.4%
Brazilian Government International Bond 7.875% 3/07/15	8,500,000	10,433,750
Canada Housing Trust No. 1 CAD (b) 3.350% 12/15/20	4,100,000	4,047,587
Canadian Government Bond CAD (b) 2.500% 9/01/13	3,000,000	2,991,607
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	419,576
Province of Ontario Canada CAD (b) 4.600% 6/02/39	700,000	722,813
		18,615,333
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $18,386,762)		18,615,333
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 35.4%
Pass-Through Securities – 35.4%
Federal Home Loan Mortgage Corp. TBA Pool #E5548 4.500% 03/01/38 (e)	1,000,000	1,039,766
Federal National Mortgage Association
Pool #995672 4.500% 4/01/39	51,999,959	54,187,613
Pool #AC6118 4.500% 11/01/39	74,030	77,144
Pool #AC8512 4.500% 12/01/39	7,999,996	8,336,558
Pool #932586 4.500% 3/01/40	5,000,000	5,210,352
Pool #AD1656 4.500% 3/01/40	2,000,001	2,084,142
Pool #AD4101 4.500% 5/01/40	2,999,999	3,126,209
Pool #AD5673 4.500% 5/01/40	915,000	953,495
Pool #AD6480 4.500% 5/01/40	1,000,000	1,042,070
Pool #AD7555 4.500% 6/01/40	1,000,000	1,042,070
Pool #AE1837 4.500% 8/01/40	585,001	609,612
Pool #AE2920 4.500% 8/01/40	2,354,361	2,453,410
Pool #AD7673 4.500% 9/01/40	210,204	219,047
Pool #AE2927 4.500% 9/01/40	275,050	286,621
Pool #AE2931 4.500% 9/01/40	644,249	671,353
Pool #AE2935 4.500% 9/01/40	265,355	276,519
Pool #AE3151 4.500% 9/01/40	316,682	330,005
Pool #AE4385 4.500% 9/01/40	1,360,070	1,417,289
Pool #735288 5.000% 3/01/35	5,430,421	5,747,973
Federal National Mortgage Association TBA
Pool #3043 4.000% 5/01/39 (e)	300,000,000	306,375,000
Pool #11047 4.500% 11/01/38 (e)	5,000,000	5,207,813
Pool #25956 5.000% 3/01/36 (e)	26,000,000	27,373,125
Pool #45519 5.500% 4/01/35 (e)	25,000,000	26,572,265
Government National Mortgage Association
Pool #743352 4.500% 5/15/40	11,153,192	11,770,539
Pool #696499 6.000% 8/15/38	7,332,882	8,012,318
		474,422,308
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $474,621,531)		474,422,308
U.S. TREASURY OBLIGATIONS – 25.3%
U.S. Treasury Bonds & Notes – 25.3%
U.S. Treasury Bond 9.250% 2/15/16	900,000	1,267,453
U.S. Treasury Bond 9.875% 11/15/15	300,000	427,547
U.S. Treasury Inflation Index 1.250% 7/15/20	599,790	629,273
U.S. Treasury Inflation Index (f) 1.750% 1/15/28	4,682,880	4,962,858
U.S. Treasury Inflation Index 2.000% 1/15/26	1,867,297	2,052,906
U.S. Treasury Inflation Index 2.375% 1/15/25	2,313,140	2,658,752
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	2,053,995	2,369,193
U.S. Treasury Inflation Index (f) 2.500% 1/15/29	16,449,804	19,392,468
U.S. Treasury Inflation Index 3.625% 4/15/28	134,790	180,252
U.S. Treasury Inflation Index 3.875% 4/15/29	2,121,840	2,950,111
U.S. Treasury Note 0.375% 8/31/12	56,731,000	56,691,113
U.S. Treasury Note 0.625% 6/30/12	10,600,000	10,643,890
U.S. Treasury Note 0.625% 7/31/12	50,600,000	50,814,458
U.S. Treasury Note 1.250% 8/31/15	1,300,000	1,299,797
U.S. Treasury Note 1.750% 7/31/15	11,700,000	11,982,903
U.S. Treasury Note (f) (g) (h) 1.875% 6/30/15	81,200,000	83,686,750
U.S. Treasury Note 1.875% 8/31/17	7,400,000	7,394,797
U.S. Treasury Note 2.125% 5/31/15	1,600,000	1,668,313
U.S. Treasury Note (f) 2.375% 7/31/17	70,700,000	73,028,130
U.S. Treasury Note 2.750% 11/30/16	1,500,000	1,593,984
U.S. Treasury Note 3.000% 2/28/17	700,000	752,992
U.S. Treasury Note 3.125% 10/31/16	600,000	651,328

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 3.250% 12/31/16	$1,400,000	$1,528,242
		338,627,510
TOTAL U.S. TREASURY OBLIGATIONS (Cost $332,084,934)		338,627,510
TOTAL BONDS & NOTES (Cost $1,460,994,267)		1,498,689,892
TOTAL LONG-TERM INVESTMENTS (Cost $1,482,444,267)		1,521,513,892
SHORT-TERM INVESTMENTS – 12.5%
Repurchase Agreements – 12.4%
Credit Suisse First Boston Repurchase Agreement, dated 9/30/10, 0.180%, due 10/01/10 (i)	40,000,000	40,000,000
Paribas Repurchase Agreement, dated 9/30/10, 0.240%, due 10/01/10 (j)	120,500,000	120,500,000
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (k)	6,065,703	6,065,703
		166,565,703
U.S. Treasury Bills – 0.1%
U.S. Treasury Bill (h) 0.116% 10/07/10	400,000	399,994
U.S. Treasury Bill 0.120% 10/07/10	860,000	859,989
U.S. Treasury Bill (h) 0.148% 10/14/10	430,000	429,987
U.S. Treasury Bill 0.157% 10/14/10	360,000	359,985
		2,049,955
TOTAL SHORT-TERM INVESTMENTS (Cost $168,615,658)		168,615,658
TOTAL INVESTMENTS – 126.1% (Cost $1,651,059,925) (m)		1,690,129,550
Other Assets/ (Liabilities) – (26.1)%		(350,236,814)
NET ASSETS – 100.0%		$1,339,892,736
Notes to Portfolio of Investments
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $277,070,376 or 20.68% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $1,657,878 or 0.12% of net assets.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	A portion of this security is held as collateral for open repurchase agreements. (Note 2).
(h)	A portion of this security is held as collateral for open swap agreements (Note 2).
(i)	Maturity Value of $40,000,000. Collateralized by U.S. Government Agency obligations with a rate of 6.125%, maturity date of 11/15/27, and an aggregate market value, including accrued interest, of $40,944,528.
(j)	Maturity value of $120,500,000. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 01/15/16, and an aggregate market value, including accrued interest, of $123,506,833.
(k)	Maturity value of $6,065,704. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $6,187,214.
(l)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2010, these securities amounted to a value of $61,333,086 or 4.58% of net assets.
(m)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.2%
COMMON STOCK – 0.0%
Pipelines – 0.0%
SemGroup Corp. Class A (a)	245	$5,696
TOTAL COMMON STOCK (Cost $7,576)		5,696
CONVERTIBLE PREFERRED STOCK – 0.0%
Auto Manufacturers – 0.0%
Motors Liquidation Co. Series C 6.250% (a)	6,475	51,347
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $149,913)		51,347
PREFERRED STOCK – 0.2%
Auto Manufacturers – 0.0%
Motors Liquidation Co. 7.375% (a)	5,000	38,000
Diversified Financial – 0.2%
Citigroup Capital XII 8.500%	12,300	324,843
Citigroup Capital XIII 7.875%	5,650	141,250
		466,093
U.S. Government Agencies – 0.0%
Federal Home Loan Mortgage Corp. 8.375% (a)	42,725	18,372
Federal National Mortgage Association 0.000% (a)	1,300	702
Federal National Mortgage Association 8.250% (a)	29,475	12,822
		31,896
TOTAL PREFERRED STOCK (Cost $2,395,396)		535,989
TOTAL EQUITIES (Cost $2,552,885)		593,032
	Principal Amount
BONDS & NOTES – 102.0%
CORPORATE DEBT – 34.5%
Aerospace & Defense – 0.2%
The Boeing Co. 4.875% 2/15/20	$100,000	114,236
The Boeing Co. 6.000% 3/15/19	200,000	241,312
		355,548
Agriculture – 0.3%
Altria Group, Inc. 9.250% 8/06/19	210,000	281,497
Reynolds American, Inc. 6.750% 6/15/17	215,000	241,814
Reynolds American, Inc. 7.250% 6/01/12	60,000	64,883
		588,194
Airlines – 0.4%
Continental Airlines, Inc. (b) 6.750% 9/15/15	400,000	405,500
Delta Air Lines, Inc. Series 2007-1 Class A (b) 6.821% 8/10/22	325,023	339,649
United Air Lines, Inc. 9.750% 1/15/17	152,276	170,169
		915,318
Auto Manufacturers – 0.2%
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	380,000	388,687
Motors Liquidation Co. (c) 8.250% 7/15/23	80,000	25,800
Motors Liquidation Co. EUR (c) (d) 8.375% 7/05/33	40,000	17,408
		431,895
Banks – 5.3%
BAC Capital Trust XIV VRN 5.630% 9/29/49	30,000	21,563
Bank of America Corp. 4.500% 4/01/15	20,000	20,985
Bank of America Corp. 5.625% 7/01/20	560,000	591,751
Bank of America Corp. 7.400% 1/15/11	320,000	325,832
Bank of America Corp. 7.625% 6/01/19	170,000	201,595
Bank of Tokyo-Mitsubishi UFJ Ltd. (b) 3.850% 1/22/15	310,000	334,067
Barclays Bank PLC 5.200% 7/10/14	270,000	299,328
Barclays Bank PLC (b) 6.050% 12/04/17	130,000	140,983
Commonwealth Bank of Australia (b) 3.750% 10/15/14	260,000	277,866
Commonwealth Bank of Australia (b) 5.000% 10/15/19	110,000	119,246
Credit Agricole SA VRN (b) 8.375% 10/29/49	590,000	631,300
Glitnir Banki HF (Acquired 6/15/06, Cost $ 310,000) VRN (b) (c) (e) 6.693% 6/15/16	420,000	4
Glitnir Banki HF (Acquired 7/28/06, Cost $290,000) (b) (c) (e) 6.330% 7/28/11	290,000	88,450
Glitnir Banki HF (Acquired 9/20/07, Cost $98,989) VRN (b) (c) (e) 1.000% 9/30/49	100,000	1
Glitnir Banki HF (Acquired 9/25/07, Cost $389,126) (b) (c) (e) 6.375% 9/25/12	390,000	118,950
GMAC, Inc. 7.500% 12/31/13	70,000	74,375
Hypothekenbank in Essen (b) 5.000% 1/20/12	100,000	104,968
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	148,000	148,762
ICICI Bank Ltd. VRN (b) (j) 6.375% 4/30/22	180,000	180,927
Intesa Sanpaolo SPA (b) 3.625% 8/12/15	240,000	242,851

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (b) (c) (e) 6.100% 8/25/11	$670,000	$72,025
Lloyds TSB Bank PLC (b) 4.375% 1/12/15	260,000	266,271
Lloyds TSB Bank PLC (b) 5.800% 1/13/20	90,000	94,282
Nordea Bank AB (b) 3.700% 11/13/14	380,000	401,379
Rabobank Nederland (b) 11.000% 6/29/49	285,000	370,500
Royal Bank of Scotland Group PLC 3.950% 9/21/15	220,000	222,300
Royal Bank of Scotland Group PLC 4.875% 3/16/15	180,000	189,373
Royal Bank of Scotland Group PLC 5.000% 11/12/13	70,000	70,520
Royal Bank of Scotland Group PLC 5.000% 10/01/14	220,000	220,495
Royal Bank of Scotland Group PLC 5.050% 1/08/15	80,000	80,155
Royal Bank of Scotland Group PLC 6.400% 10/21/19	480,000	522,318
Royal Bank of Scotland Group PLC VRN 7.640% 3/29/49	200,000	148,500
RSHB Capital SA for OJSC Russian Agricultural Bank (b) 6.299% 5/15/17	190,000	198,075
Santander US Debt SA Unipersonal (b) 2.485% 1/18/13	200,000	199,321
Santander US Debt SA Unipersonal (b) 3.724% 1/20/15	400,000	405,807
Shinsei Finance Cayman Ltd. VRN (b) 6.418% 1/29/49	400,000	262,366
Sumitomo Mitsui Banking Corp. (b) 3.150% 7/22/15	360,000	377,881
SunTrust Capital VIII VRN 6.100% 12/15/36	730,000	678,900
UBS AG/Stamford CT 3.875% 1/15/15	310,000	323,554
UBS AG/Stamford CT 4.875% 8/04/20	130,000	137,075
Wachovia Capital Trust III VRN 5.800% 3/29/49	200,000	175,500
Wachovia Corp. 5.250% 8/01/14	990,000	1,076,100
Wachovia Corp. 5.625% 10/15/16	330,000	367,124
Wells Fargo & Co. 5.300% 8/26/11	180,000	187,808
Wells Fargo Capital 5.950% 12/15/36	600,000	584,578
		11,556,011
Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	110,188
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	390,000	440,229
Diageo Capital PLC 4.828% 7/15/20	820,000	920,850
		1,471,267
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	240,000	256,800
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	40,000	40,300
Coal – 0.1%
Consol Energy, Inc. (b) 8.250% 4/01/20	150,000	163,875
Peabody Energy Corp. 6.500% 9/15/20	80,000	86,100
		249,975
Commercial Services – 0.1%
Service Corp. International 7.500% 4/01/27	135,000	128,925
Service Corp. International 7.625% 10/01/18	10,000	10,700
		139,625
Computers – 0.0%
Sungard Data Systems, Inc. 9.125% 8/15/13	10,000	10,212
Diversified Financial – 8.9%
Ally Financial, Inc. (b) 7.500% 9/15/20	250,000	266,250
American Express Co. VRN 6.800% 9/01/66	220,000	220,000
American Express Credit Corp. 5.125% 8/25/14	840,000	930,507
American General Finance Corp. 6.900% 12/15/17	210,000	175,350
Boeing Capital Corp. 4.700% 10/27/19	150,000	167,528
Citigroup, Inc. 5.500% 10/15/14	80,000	86,806
Citigroup, Inc. 5.875% 5/29/37	150,000	149,286
Citigroup, Inc. 6.000% 12/13/13	550,000	603,011
Citigroup, Inc. 6.010% 1/15/15	510,000	560,693
Citigroup, Inc. 6.125% 8/25/36	40,000	38,959
Citigroup, Inc. 6.375% 8/12/14	720,000	799,543
Citigroup, Inc. 6.875% 3/05/38	920,000	1,027,572
Countrywide Financial Corp. 5.800% 6/07/12	10,000	10,623
Countrywide Financial Corp. 6.250% 5/15/16	360,000	387,462
Credit Suisse Guernsey Ltd. VRN 5.860% 5/29/49	200,000	190,125
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	410,000	420,991
Federal Home Loan Mortgage Corp. 1.375% 1/09/13	330,000	335,290
Federal National Mortgage Association 0.000% 10/09/19	2,500,000	1,650,422
Federal National Mortgage Association 4.625% 5/01/13	950,000	1,028,471
FIA Card Services NA (b) 7.125% 11/15/12	450,000	490,620
Financing Corp. Fico Strip 0.000% 6/06/13	240,000	233,258

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. 12.000% 5/15/15	$730,000	$919,411
General Electric Capital Corp. VRN 6.375% 11/15/67	1,160,000	1,157,100
General Electric Capital Corp. 6.875% 1/10/39	220,000	252,647
GMAC LLC 0.000% 6/15/15	10,000	7,200
The Goldman Sachs Group, Inc. 3.625% 8/01/12	60,000	62,451
The Goldman Sachs Group, Inc. 4.750% 7/15/13	30,000	32,209
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	86,951
The Goldman Sachs Group, Inc. 5.300% 2/14/12	20,000	21,034
The Goldman Sachs Group, Inc. 5.375% 3/15/20	460,000	484,846
The Goldman Sachs Group, Inc. 5.450% 11/01/12	150,000	161,770
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	263,973
The Goldman Sachs Group, Inc. 6.600% 1/15/12	40,000	42,631
International Lease Finance Corp. (b) 6.500% 9/01/14	140,000	150,150
International Lease Finance Corp. (b) 6.750% 9/01/16	720,000	770,400
JPMorgan Chase & Co. 5.125% 9/15/14	1,070,000	1,173,185
JPMorgan Chase & Co. 5.150% 10/01/15	600,000	657,883
Kaupthing Bank (Acquired 10/06/06, Cost $99,469) (b) (c) (e) 5.750% 10/04/11	100,000	26,750
Kaupthing Bank HF (Acquired 2/28/08, Cost $1,507,428) (b) (c) (e) 7.625% 2/28/15	1,800,000	481,500
Kaupthing Bank HF (Acquired 5/19/06, Cost $149,208) (b) (c) (e) 7.125% 5/19/16	375,000	4
Lehman Brothers Holdings Capital Trust VII VRN (c) 5.857% 11/29/49	310,000	31
Lehman Brothers Holdings, Inc. (c) 5.250% 2/06/12	145,000	32,081
Lehman Brothers Holdings, Inc. (c) 6.200% 9/26/14	210,000	46,462
Lehman Brothers Holdings, Inc. (c) 6.500% 7/19/17	440,000	44
Lehman Brothers Holdings, Inc. Series I (c) 6.750% 12/28/17	1,320,000	132
MBNA Capital A Series A 8.278% 12/01/26	110,000	112,750
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	123,387
Morgan Stanley Series F 5.550% 4/27/17	200,000	211,930
Morgan Stanley Series F 5.625% 1/09/12	560,000	589,733
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	180,000	180,409
SLM Corp. 5.000% 10/01/13	450,000	440,993
SLM Corp. 5.000% 4/15/15	20,000	19,173
SLM Corp. 5.050% 11/14/14	120,000	114,274
SLM Corp. 5.375% 5/15/14	1,080,000	1,050,910
SLM Corp. 5.625% 8/01/33	110,000	84,587
		19,531,758
Electric – 2.6%
The AES Corp. 7.750% 10/15/15	200,000	214,000
Calpine Construction Finance Co. LP (b) 8.000% 6/01/16	180,000	192,600
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	220,000	240,164
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	22,207
Dominion Resources, Inc. 4.750% 12/15/10	30,000	30,244
Dominion Resources, Inc. 5.700% 9/17/12	600,000	654,148
Duke Energy Corp. 5.625% 11/30/12	705,000	770,869
Energy Future Holdings Corp. 11.250% 11/01/17	357,775	152,949
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.000% 12/01/20	855,660	849,170
Exelon Corp. 5.625% 6/15/35	350,000	354,040
FirstEnergy Corp. Series B 6.450% 11/15/11	8,000	8,383
FirstEnergy Corp. Series C 7.375% 11/15/31	1,170,000	1,271,259
NRG Energy, Inc. 7.375% 2/01/16	30,000	30,863
NRG Energy, Inc. 7.375% 1/15/17	150,000	153,750
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	144,370
Pacific Gas & Electric Co. 6.050% 3/01/34	335,000	379,774
Pacific Gas & Electric Co. 8.250% 10/15/18	20,000	26,570
Wisconsin Power & Light Co. 6.375% 8/15/37	140,000	170,939
		5,666,299
Environmental Controls – 0.2%
Waste Management, Inc. 6.375% 11/15/12	400,000	438,890
Foods – 0.3%
Kraft Foods, Inc. 5.375% 2/10/20	560,000	625,547
The Kroger Co. 6.150% 1/15/20	40,000	47,530
The Kroger Co. 6.400% 8/15/17	30,000	35,863
		708,940

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care — Products – 0.1%
Medtronic, Inc. 4.450% 3/15/20	$170,000	$186,184
Health Care — Services – 0.8%
Community Health Systems, Inc. 8.875% 7/15/15	150,000	159,375
DaVita, Inc. 6.625% 3/15/13	84,000	85,365
HCA, Inc. 9.625% 11/15/16	358,000	388,430
Roche Holdings, Inc. (b) 6.000% 3/01/19	260,000	314,981
Tenet Healthcare Corp. 9.250% 2/01/15	480,000	515,400
UnitedHealth Group, Inc. 6.000% 2/15/18	130,000	151,754
WellPoint, Inc. 5.875% 6/15/17	50,000	57,625
WellPoint, Inc. 7.000% 2/15/19	150,000	182,656
		1,855,586
Holding Company — Diversified – 0.1%
Reynolds Group DL Escrow, Inc. /Reynolds Group Escrow LLC (b) 7.750% 10/15/16	250,000	254,375
Insurance – 1.2%
American International Group, Inc. 5.850% 1/16/18	120,000	124,200
American International Group, Inc. 6.250% 3/15/87	670,000	574,525
Berkshire Hathaway, Inc. 3.200% 2/11/15	270,000	286,341
MetLife Capital Trust IV (b) 7.875% 12/15/37	300,000	315,000
MetLife, Inc. 6.400% 12/15/36	440,000	411,400
Teachers Insurance & Annuity Association of America (b) 6.850% 12/16/39	310,000	381,479
The Travelers Cos., Inc. VRN 6.250% 3/15/37	590,000	566,400
		2,659,345
Internet – 0.0%
SemGroup LP (f) 8.750% 11/15/15	95,000	-
Iron & Steel – 0.1%
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	143,150
Steel Dynamics, Inc. (b) 7.625% 3/15/20	40,000	41,500
		184,650
Lodging – 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	50,000	41,812
Inn of the Mountain Gods Resort & Casino (c) 12.000% 11/15/10	50,000	20,500
MGM Mirage 6.750% 9/01/12	10,000	9,450
MGM Mirage 7.625% 1/15/17	50,000	42,125
MGM Resorts International 10.375% 5/15/14	10,000	11,125
MGM Resorts International 11.125% 11/15/17	20,000	22,775
Station Casinos, Inc. (c) 7.750% 8/15/16	200,000	20
		147,807
Manufacturing – 0.2%
Tyco International Group SA 6.000% 11/15/13	310,000	351,351
Tyco International Group SA 6.750% 2/15/11	80,000	81,811
		433,162
Media – 1.8%
Comcast Corp. 6.500% 1/15/15	1,405,000	1,647,358
CSC Holdings LLC 8.625% 2/15/19	55,000	61,875
Echostar DBS Corp. 6.625% 10/01/14	5,000	5,225
Echostar DBS Corp. 7.000% 10/01/13	95,000	100,819
Echostar DBS Corp. 7.750% 5/31/15	130,000	138,613
News America, Inc. 6.200% 12/15/34	20,000	21,605
News America, Inc. 6.650% 11/15/37	40,000	46,012
Reed Elsevier Capital, Inc. 8.625% 1/15/19	300,000	394,693
Rogers Cable, Inc. 6.750% 3/15/15	40,000	47,559
Sun Media Corp. 7.625% 2/15/13	25,000	25,125
Time Warner Cable, Inc. 6.200% 7/01/13	290,000	326,699
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	207,713
Time Warner Cable, Inc. 8.250% 4/01/19	530,000	684,271
Time Warner Cable, Inc. 8.750% 2/14/19	90,000	118,853
Time Warner Entertainment Co. LP 8.375% 7/15/33	60,000	77,760
TL Acquisitions, Inc. (b) 10.500% 1/15/15	20,000	19,875
		3,924,055
Mining – 1.0%
Barrick Gold Corp. 6.950% 4/01/19	170,000	216,090
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	550,000	675,030
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	250,000	279,063
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	90,000	100,311
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	150,000	180,887
Teck Resources Ltd. 9.750% 5/15/14	8,000	9,863
Teck Resources Ltd. 10.250% 5/15/16	9,000	10,935
Teck Resources Ltd. 10.750% 5/15/19	16,000	20,149
Vale Overseas Ltd. 6.875% 11/21/36	361,000	412,427
Vedanta Resources PLC (b) 8.750% 1/15/14	190,000	204,250
		2,109,005
Oil & Gas – 3.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	120,000	132,235
Apache Corp. 5.100% 9/01/40	420,000	422,541

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BP Capital Markets PLC 3.125% 10/01/15	$570,000	$572,994
Chesapeake Energy Corp. 6.500% 8/15/17	40,000	41,500
Chesapeake Energy Corp. 6.625% 8/15/20	80,000	83,600
Chesapeake Energy Corp. 6.875% 8/15/18	10,000	10,475
Chesapeake Energy Corp. 7.250% 12/15/18	125,000	134,688
Conoco, Inc. 6.950% 4/15/29	225,000	289,127
ConocoPhillips 6.500% 2/01/39	260,000	325,665
Hess Corp. 7.300% 8/15/31	235,000	289,101
Hess Corp. 7.875% 10/01/29	90,000	116,506
Hess Corp. 8.125% 2/15/19	330,000	433,890
Kerr-McGee Corp. 6.950% 7/01/24	290,000	316,352
Kerr-McGee Corp. 7.875% 9/15/31	360,000	409,001
Noble Energy, Inc. 8.250% 3/01/19	350,000	455,279
Occidental Petroleum Corp. 7.000% 11/01/13	670,000	788,181
OPTI Canada, Inc. 7.875% 12/15/14	30,000	22,575
OPTI Canada, Inc. 8.250% 12/15/14	5,000	3,800
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	680,584
Petrobras International Finance Co. 5.750% 1/20/20	142,000	157,200
Petrobras International Finance Co. 6.125% 10/06/16	166,000	185,815
QEP Resources, Inc. 6.875% 3/01/21	180,000	194,850
SandRidge Energy, Inc. (b) 9.875% 5/15/16	160,000	165,200
Shell International Finance BV 4.375% 3/25/20	450,000	495,343
XTO Energy, Inc. 7.500% 4/15/12	600,000	661,057
		7,387,559
Oil & Gas Services – 0.2%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	35,000	35,613
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	195,000	199,387
Complete Production Services, Inc. 8.000% 12/15/16	170,000	175,100
		410,100
Pharmaceuticals – 0.7%
Abbott Laboratories 5.125% 4/01/19	660,000	760,677
Pfizer, Inc. 6.200% 3/15/19	440,000	541,752
Wyeth 5.950% 4/01/37	240,000	283,146
		1,585,575
Pipelines – 0.9%
El Paso Corp. 7.000% 6/15/17	240,000	254,848
El Paso Corp. 7.800% 8/01/31	9,000	9,341
El Paso Natural Gas Co. 8.375% 6/15/32	349,000	422,718
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	109,160
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	21,595
Kinder Morgan Energy Partners LP 6.000% 2/01/17	230,000	259,442
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	41,009
Kinder Morgan Energy Partners LP 6.950% 1/15/38	20,000	22,768
Kinder Morgan Energy Partners LP 7.125% 3/15/12	20,000	21,470
Southern Natural Gas Co. 8.000% 3/01/32	5,000	5,868
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	57,497
Williams Cos., Inc. 7.750% 6/15/31	156,000	178,226
Williams Cos., Inc. Series A 7.500% 1/15/31	478,000	540,839
		1,944,781
Real Estate Investment Trusts (REITS) – 0.5%
Franchise Finance Corp. of America 8.750% 10/15/10	1,000,000	1,002,074
Retail – 0.7%
CVS Caremark Corp. 6.600% 3/15/19	520,000	631,024
CVS Caremark Corp. (b) 9.350% 1/10/23	240,000	253,046
CVS Pass-Through Trust (b) 5.298% 1/11/27	13,971	13,972
CVS Pass-Through Trust 5.880% 1/10/28	141,022	145,851
CVS Pass-Through Trust 6.036% 12/10/28	136,171	141,843
CVS Pass-Through Trust 6.943% 1/10/30	113,255	125,974
Sears Holdings Corp. (b) 6.625% 10/15/18	90,000	90,000
Wal-Mart Stores, Inc. 6.200% 4/15/38	60,000	72,339
		1,474,049
Savings & Loans – 0.4%
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	20,450
The Goldman Sachs Capital II VRN 5.793% 6/01/43	460,000	390,425
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/65	10,000	6,750
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 12/29/49	455,000	446,000
		863,625
Semiconductors – 0.0%
National Semiconductor Corp. 6.600% 6/15/17	40,000	46,626
Telecommunications – 2.8%
America Movil SAB de CV 5.000% 3/30/20	100,000	107,854

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
America Movil SAB de CV 5.625% 11/15/17	$160,000	$180,515
AT&T, Inc. 5.500% 2/01/18	480,000	556,731
AT&T, Inc. 6.550% 2/15/39	200,000	232,595
BellSouth Corp. 4.750% 11/15/12	10,000	10,774
British Telecom PLC 9.375% 12/15/10	130,000	132,053
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	60,000	81,698
Cricket Communications, Inc. 7.750% 5/15/16	160,000	169,800
Deutsche Telekom International Finance BV 5.750% 3/23/16	390,000	449,925
Intelsat Corp. 9.250% 8/15/14	80,000	82,800
Intelsat Jackson Holdings SA (b) 7.250% 10/15/20	230,000	231,150
Intelsat Jackson Holdings SA (b) 8.500% 11/01/19	65,000	70,525
Intelsat Jackson Holdings SA 9.500% 6/15/16	30,000	31,987
Koninklijke KPN NV 8.000% 10/01/10	715,000	715,000
Qwest Communications International, Inc. Series B 7.500% 2/15/14	95,000	96,900
Qwest Corp. 6.875% 9/15/33	130,000	128,375
Qwest Corp. 7.500% 10/01/14	55,000	62,150
Rogers Communications, Inc. 6.800% 8/15/18	120,000	148,239
SBC Communications, Inc. 5.100% 9/15/14	230,000	258,240
Sprint Capital Corp. 6.900% 5/01/19	910,000	914,550
Sprint Capital Corp. 8.375% 3/15/12	30,000	32,100
Telecom Italia Capital SA 4.950% 9/30/14	100,000	106,473
Telecom Italia Capital SA 5.250% 10/01/15	310,000	334,532
Telefonica Emisiones SAU 5.134% 4/27/20	360,000	391,655
Verizon Communications, Inc. 6.100% 4/15/18	280,000	332,967
Verizon Global Funding Corp. 7.375% 9/01/12	220,000	246,565
Windstream Corp. 8.625% 8/01/16	50,000	52,875
		6,159,028
Transportation – 0.1%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	98,000	117,355
RailAmerica, Inc. 9.250% 7/01/17	200,000	219,250
		336,605
TOTAL CORPORATE DEBT (Cost $76,211,402)		75,325,223
MUNICIPAL OBLIGATIONS – 0.7%
Kentucky Higher Education Student Loan Corp. FRN 1.450% 5/01/34	300,000	301,149
Municipal Electric Authority of Georgia 6.637% 4/01/57	130,000	139,773
Municipal Electric Authority of Georgia 6.655% 4/01/57	80,000	84,777
North Texas Higher Education Authority FRN 1.460% 7/01/30	415,000	411,970
State of California 7.300% 10/01/39	230,000	243,444
Tennessee Valley Authority 5.250% 9/15/39	210,000	243,581
		1,424,694
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,364,545)		1,424,694
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 13.3%
Automobile ABS – 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (b) 4.640% 5/20/16	180,000	190,640
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	340,000	367,547
		558,187
Commercial MBS – 1.7%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.346% 9/10/47	650,000	718,968
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	175,449	183,967
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	94,693	98,902
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	1,500,000	1,619,628
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	300,000	292,434
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	900,000	912,313
		3,826,212

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS – 2.1%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.556% 12/25/45	$447,639	$400,944
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.056% 10/25/32	1,219,638	780,067
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.487% 12/15/35	153,382	46,989
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	1,740	1,735
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.496% 12/25/36	1,609,685	846,238
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 0.556% 5/25/47	2,520,000	1,020,764
GSAA Home Equity Trust, Series 2007-5, Class 2A3A FRN 0.576% 4/25/47	2,560,000	1,308,539
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	130,611	124,086
		4,529,362
Manufactured Housing ABS – 1.4%
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	3,000,000	3,032,219
Student Loans ABS – 1.2%
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.656% 12/25/42	191,940	163,672
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.476% 7/25/30	453,708	332,663
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 0.646% 11/25/35	2,400,000	716,427
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.758% 10/25/32	196,791	186,357
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 0.556% 11/25/35	184,940	118,843
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 0.446% 7/25/17	14,726	10,356
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (b) 0.582% 12/15/25	300,000	285,160
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.998% 1/25/21	600,000	565,012
SLM Student Loan Trust, Series 2003-4, Class A5E FRN (b) 1.042% 3/15/33	300,000	296,380
		2,674,870
WL Collateral CMO – 6.6%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.110% 11/25/34	663,430	587,038
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.586% 10/25/35	231,253	132,022
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 0.587% 11/20/35	431,062	235,239
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (b) 0.656% 9/25/35	434,580	381,428
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.200% 6/26/35	970,000	861,207
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (b) 0.606% 9/25/35	370,914	309,684
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 2.974% 10/25/35	431,604	345,018
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 3.033% 2/25/36	200,882	135,580
Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1 FRN 0.576% 3/25/36	449,982	251,081
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.646% 12/25/34	37,626	21,168
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 2.526% 9/25/33	1,089,088	914,324
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (b) 3.626% 11/25/35	1,470,665	973,348
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 3.947% 1/25/36	385,480	329,462
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (b) 0.606% 5/25/35	362,830	303,883

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 4.675% 3/25/36	$298,817	$188,278
Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A4 6.431% 8/25/36	2,525,544	1,308,963
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	531,353	516,063
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	212,494	209,118
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	1,581,594	1,453,341
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	2,160,405	1,336,674
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.520% 3/25/46	1,171,589	691,120
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.516% 11/25/45	318,479	255,508
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 0.526% 7/25/45	64,587	51,792
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.546% 10/25/45	248,045	199,309
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.250% 10/25/46	1,661,496	1,041,259
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.680% 11/25/36	1,940,000	1,474,767
		14,506,674
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,957,023)		29,127,524
SOVEREIGN DEBT OBLIGATIONS – 0.6%
Province of Ontario Canada 2.700% 6/16/15	660,000	691,281
Province of Ontario Canada 4.000% 10/07/19	310,000	334,635
United Mexican States 6.750% 9/27/34	155,000	192,588
		1,218,504
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,131,346)		1,218,504
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 33.1%
Pass-Through Securities – 33.1%
Federal Home Loan Mortgage Corp.
Pool #1N1640 5.197% 1/01/37	303,038	319,377
Pool #1N1637 5.515% 1/01/37	639,603	675,123
Pool #1J1368 5.580% 10/01/36	239,549	253,622
Pool #1N2654 5.625% 11/23/35	170,000	187,327
Federal Home Loan Mortgage Corp. TBA
Pool #353 3.500% 10/01/24 (g)	1,500,000	1,541,953
Pool #1513 4.000% 4/01/39 (g)	1,500,000	1,539,082
Federal National Mortgage Association
Pool #AE6082 3.500% 10/01/40	200,000	201,711
Pool #935520 4.500% 8/01/39	396,776	413,468
Pool #AD5481 4.500% 5/01/40	5,868,569	6,115,461
Pool #AD6914 4.500% 6/01/40	591,645	616,536
Pool #AD8685 4.500% 8/01/40	798,643	832,242
Pool #888283 5.000% 8/01/34	28,025,435	29,716,815
Pool #974965 5.000% 4/01/38	3,917,287	4,123,098
Pool #AE2266 5.000% 3/01/40	890,405	937,186
Pool #709406 5.500% 7/01/33	3,660,640	3,928,896
Pool #937948 5.500% 6/01/37	54,974	58,685
Pool #950385 5.762% 8/01/37	68,417	71,892
Pool #481473 6.000% 2/01/29	625	687
Pool #867557 6.000% 2/01/36	21,927	23,746
Pool #928729 6.000% 9/01/37	784,518	844,215
Pool #933061 6.000% 10/01/37	142,698	153,423
Pool #946970 6.000% 10/01/37	73,965	79,593
Pool #956830 6.000% 11/01/37	844,655	908,136
Pool #959477 6.000% 12/01/37	2,211,003	2,377,174
Pool #257043 6.000% 1/01/38	405,156	435,607
Pool #967619 6.000% 1/01/38	204,853	220,249
Pool #967947 6.000% 1/01/38	75,476	81,148
Pool #981041 6.000% 4/01/38	465,348	500,031
Pool #991469 6.000% 10/01/38	867,474	931,314
Pool #931833 6.000% 8/01/39	78,889	84,694
Pool #AE0459 6.000% 1/01/40	3,600,000	3,876,469
Federal National Mortgage Association TBA
Pool #606 3.500% 4/01/24 (g)	400,000	412,750
Pool #3043 4.000% 5/01/38 (g)	2,300,000	2,338,633
Pool #9730 4.500% 11/01/38 (g)	1,700,000	1,787,854
Pool #11047 4.500% 11/01/38 (g)	300,000	312,469
Pool #53813 6.000% 10/01/35 (g)	2,800,000	3,007,156
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	13,443	14,831
Pool #595077 6.000% 10/15/32	2,362	2,593
Pool #596620 6.000% 10/15/32	2,068	2,270

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #598000 6.000% 12/15/32	$87	$96
Pool #604706 6.000% 10/15/33	300,711	329,889
Pool #636251 6.000% 3/15/35	31,563	34,502
Pool #782034 6.000% 1/15/36	348,155	380,577
Pool #658029 6.000% 7/15/36	326,134	355,435
Government National Mortgage Association TBA Pool #94 4.000% 2/01/40 (g)	200,000	205,992
Residual Funding Principal Strip 0.000% 10/15/19	1,280,000	984,319
		72,218,326
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $68,798,066)		72,218,326
U.S. TREASURY OBLIGATIONS – 19.8%
U.S. Treasury Bonds & Notes – 19.8%
U.S. Treasury Bond 3.875% 8/15/40	1,140,000	1,178,831
U.S. Treasury Bond 4.375% 11/15/39	4,798,000	5,384,630
U.S. Treasury Bond 4.375% 5/15/40	14,180,000	15,928,127
U.S. Treasury Inflation Index 1.250% 7/15/20	1,249,563	1,310,986
U.S. Treasury Inflation Index (h) 1.750% 1/15/28	728,448	772,000
U.S. Treasury Inflation Index (h) 2.375% 1/15/27	854,030	985,086
U.S. Treasury Inflation Index 3.875% 4/15/29	1,989,225	2,765,729
U.S. Treasury Note 0.375% 8/31/12	70,000	69,951
U.S. Treasury Note 0.625% 6/30/12	2,253,000	2,262,329
U.S. Treasury Note 2.625% 8/15/20	20,000	20,189
U.S. Treasury Note 3.500% 5/15/20	7,950,000	8,631,030
United States Treasury Strip Principal 0.000% 2/15/25	2,660,000	1,648,183
United States Treasury Strip Principal 0.000% 11/15/27	3,920,000	2,151,998
		43,109,069
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,539,452)		43,109,069
TOTAL BONDS & NOTES (Cost $221,001,834)		222,423,340
	Number of Shares
WARRANTS – 0.0%
Pipelines – 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (a) (f)	258	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $223,554,719)		223,016,372
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (i)	$3,535,251	3,535,251
Time Deposits – 1.3%
Euro Time Deposit 0.010% 10/01/10	2,743,687	2,743,687
U.S. Treasury Bills – 0.0%
U.S. Treasury Bill (h) 0.010% 6/02/11	19,000	18,974
TOTAL SHORT-TERM INVESTMENTS (Cost $6,297,912)		6,297,912
TOTAL INVESTMENTS – 105.1% (Cost $229,852,631) (k)		229,314,284
Other Assets/ (Liabilities) – (5.1)%		(11,077,049)
NET ASSETS – 100.0%		$218,237,235
Notes to Portfolio of Investments
ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $17,299,932 or 7.93% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2010, these securities amounted to a value of $930,162 or 0.43% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $787,684 or 0.36% of net assets.
(f)	This security is valued in good faith under procedures established by the Board of Trustees.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(i)	Maturity value of $3,535,252. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $3,607,271.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(j)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2010, these securities amounted to a value of $180,927 or 0.08% of net assets.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 66.7%
COMMON STOCK – 66.3%
Aerospace & Defense – 0.8%
United Technologies Corp.	7,949	$566,207
Agriculture – 1.3%
British American Tobacco PLC	6,269	234,518
Japan Tobacco, Inc.	49	163,286
Philip Morris International, Inc.	9,108	510,230
		908,034
Apparel – 0.0%
VF Corp.	324	26,250
Auto Manufacturers – 1.1%
Daimler AG (a)	3,393	214,757
Nissan Motor Co. Ltd.	30,700	268,699
Paccar, Inc.	5,478	263,766
		747,222
Automotive & Parts – 0.8%
Cie Generale des Etablissements Michelin Class B	1,500	114,200
Johnson Controls, Inc.	15,362	468,541
		582,741
Banks – 4.8%
Banco Bilbao Vizcaya Argentaria SA	11,271	152,275
Bank of America Corp.	37,746	494,850
Barclays PLC	36,321	170,772
BB&T Corp.	5,333	128,419
BNP Paribas	3,300	235,260
Capital One Financial Corp.	781	30,889
China Merchants Bank Co. Ltd.	74,900	192,391
DnB NOR ASA	11,601	157,760
HSBC Holdings PLC	25,775	261,357
KBC Groep NV (a)	3,221	144,484
Lloyds Banking Group PLC (a)	171,521	200,434
Regions Financial Corp.	6,096	44,318
State Street Corp.	2,188	82,400
Sumitomo Mitsui Financial Group, Inc.	5,518	160,901
SVB Financial Group (a)	776	32,840
U.S. Bancorp	11,117	240,350
Wells Fargo & Co.	22,908	575,678
Zions Bancorp	744	15,892
		3,321,270
Beverages – 1.3%
The Coca-Cola Co.	8,504	497,654
PepsiCo, Inc.	3,521	233,935
Pernod-Ricard SA	1,686	140,715
		872,304
Biotechnology – 1.0%
Alexion Pharmaceuticals, Inc. (a)	391	25,165
Biogen Idec, Inc. (a)	4,245	238,229
Celgene Corp. (a)	5,994	345,314
Intercell AG (a)	2,596	58,792
		667,500
Building Materials – 0.5%
Daikin Industries Ltd.	3,400	128,151
Lafarge SA	2,434	139,357
Nippon Sheet Glass Co. Ltd.	47,000	102,631
		370,139
Chemicals – 1.8%
The Dow Chemical Co.	12,255	336,522
E.I. du Pont de Nemours & Co.	12,239	546,104
Huabao International Holdings Ltd.	70,000	109,792
Lanxess AG	3,507	192,024
Monsanto Co.	816	39,111
		1,223,553
Commercial Services – 0.8%
Apollo Group, Inc. Class A (a)	3,254	167,093
Experian PLC	12,396	135,187
Genpact Ltd. (a)	1,222	21,666
MasterCard, Inc. Class A	625	140,000
McKesson Corp.	833	51,463
Visa, Inc. Class A	593	44,036
		559,445
Computers – 4.1%
Apple, Inc. (a)	3,774	1,070,872
Atos Origin SA (a)	2,082	94,167
Cognizant Technology Solutions Corp. Class A (a)	2,813	181,354
Dell, Inc. (a)	5,021	65,072
EMC Corp. (a)	7,637	155,107
Fujitsu	18,000	126,554
Hewlett-Packard Co.	13,511	568,408
International Business Machines Corp.	4,227	567,010
SanDisk Corp. (a)	749	27,451
		2,855,995
Cosmetics & Personal Care – 1.5%
Colgate-Palmolive Co.	1,604	123,283
The Procter & Gamble Co.	12,294	737,271
Shiseido Co. Ltd.	6,700	150,565
		1,011,119
Distribution & Wholesale – 0.6%
Marubeni Corp.	35,000	198,224
Mitsui & Co. Ltd.	13,000	193,287
		391,511
Diversified Financial – 2.9%
American Express Co.	2,978	125,165
Citigroup, Inc. (a)	100,035	390,136
CME Group, Inc.	415	108,087
Credit Suisse Group	4,792	205,608
The Goldman Sachs Group, Inc.	4,183	604,778
Invesco Ltd.	4,068	86,364
Macquarie Group Ltd.	5,186	181,709
Morgan Stanley	8,809	217,406
TD Ameritrade Holding Corp. (a)	6,257	101,051
		2,020,304
Electric – 1.9%
Constellation Energy Group, Inc.	423	13,637
Edison International	2,951	101,485
Entergy Corp.	3,075	235,330
Exelon Corp.	1,265	53,863
International Power PLC	14,208	86,812
National Grid PLC	15,857	134,778
NextEra Energy, Inc.	2,989	162,572
NV Energy, Inc.	7,988	105,042
PG&E Corp.	3,150	143,073
Public Service Enterprise Group, Inc.	2,297	75,985
SCANA Corp.	1,018	41,046
The Southern Co.	2,516	93,696
Xcel Energy, Inc.	3,609	82,899
		1,330,218

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment – 0.8%
LG Electronics, Inc.	1,359	$114,540
Mitsubishi Electric Corp.	28,000	241,332
Schneider Electric SA	1,677	212,570
		568,442
Electronics – 0.7%
HON HAI Precision Industry Co. Ltd. GDR (Taiwan) (j)	20,087	154,270
Koninklijke Philips Electronics NV	7,737	243,306
Premier Farnell PLC	22,246	93,364
		490,940
Entertainment – 0.1%
International Game Technology	5,833	84,287
Food Services – 0.3%
Sodexo	2,703	175,327
Foods – 1.4%
Campbell Soup Co.	3,804	135,993
General Mills, Inc.	3,609	131,873
Kraft Foods, Inc. Class A	2,093	64,590
The Kroger Co.	4,132	89,499
Sysco Corp.	9,661	275,532
Unilever NV	8,295	247,937
		945,424
Gas – 1.0%
Centrica PLC	44,240	225,217
Gaz De France	5,919	212,048
Perusahaan Gas Negara PT	179,500	77,590
Snam Rete Gas SpA	34,320	173,539
		688,394
Health Care — Products – 0.3%
Boston Scientific Corp. (a)	4,489	27,518
Covidien PLC	4,123	165,703
		193,221
Health Care — Services – 0.6%
Aetna, Inc.	3,408	107,727
DaVita, Inc. (a)	444	30,649
Thermo Fisher Scientific, Inc. (a)	1,235	59,132
UnitedHealth Group, Inc.	1,484	52,103
WellPoint, Inc. (a)	2,410	136,503
		386,114
Holding Company — Diversified – 0.3%
Hutchison Whampoa Ltd.	22,000	204,769
Home Builders – 0.1%
Lennar Corp. Class A	3,743	57,567
NVR, Inc. (a)	43	27,844
		85,411
Household Products – 0.2%
Reckitt Benckiser Group PLC	2,761	152,185
Insurance – 2.3%
ACE Ltd.	2,847	165,838
Aflac, Inc.	300	15,513
AXA SA	2,063	36,138
Berkshire Hathaway, Inc. Class B (a)	1,987	164,285
ING Groep NV (a)	23,393	241,019
Lincoln National Corp.	1,362	32,579
MetLife, Inc.	4,184	160,875
Principal Financial Group, Inc.	2,600	67,392
Prudential Financial, Inc.	2,552	138,267
QBE Insurance Group Ltd.	10,128	168,503
RenaissanceRe Holdings Ltd.	2,788	167,168
XL Group PLC	1,928	41,760
Zurich Financial Services AG	766	179,999
		1,579,336
Internet – 0.7%
Amazon.com, Inc. (a)	1,491	234,177
Google, Inc. Class A (a)	451	237,131
		471,308
Investment Companies – 0.2%
Man Group PLC	34,516	119,184
Iron & Steel – 0.3%
ArcelorMittal	6,913	228,247
Leisure Time – 0.4%
Carnival Corp.	7,112	271,750
Lodging – 0.4%
Intercontinental Hotels Group PLC	10,448	187,347
Starwood Hotels & Resorts Worldwide, Inc.	1,245	65,425
		252,772
Machinery — Construction & Mining – 0.3%
BHP Billiton PLC	5,486	175,390
Machinery — Diversified – 0.6%
Deere & Co.	3,353	233,972
Kubota Corp.	18,000	165,079
		399,051
Manufacturing – 1.9%
Cookson Group PLC (a)	9,904	85,282
FUJIFILM Holdings Corp.	5,600	185,838
General Electric Co.	20,820	338,325
Honeywell International, Inc.	9,879	434,083
Parker Hannifin Corp.	1,607	112,586
Textron, Inc.	2,204	45,314
Tyco International Ltd.	2,423	88,997
		1,290,425
Media – 1.9%
CBS Corp. Class B	3,996	63,377
Comcast Corp. Class A	9,015	162,991
DIRECTV Class A (a)	1,638	68,190
Gannett Co., Inc.	7,033	86,014
Time Warner, Inc.	22,633	693,701
The Walt Disney Co.	7,768	257,198
		1,331,471
Mining – 1.2%
First Quantum Minerals Ltd.	1,389	105,580
Freeport-McMoRan Copper & Gold, Inc.	6,811	581,591
Kinross Gold Corp.	7,399	138,716
		825,887
Office Equipment/Supplies – 0.2%
Ricoh Co. Ltd.	9,000	127,206
Oil & Gas – 6.3%
Anadarko Petroleum Corp.	1,700	96,985
Apache Corp.	3,811	372,563
BG Group PLC	10,550	185,744
BP PLC	26,492	181,341
Cairn Energy PLC (a)	11,996	85,656
Chevron Corp.	8,171	662,260
ConocoPhillips	4,340	249,246
Devon Energy Corp.	2,194	142,040
EOG Resources, Inc.	5,053	469,777
Exxon Mobil Corp.	9,895	611,412
JX Holdings, Inc.	30,200	175,350
Noble Energy, Inc.	200	15,018
Occidental Petroleum Corp.	7,112	556,870

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Dutch Shell PLC Class A	15,449	$466,226
Tullow Oil PLC	5,100	102,292
		4,372,780
Oil & Gas Services – 0.7%
Baker Hughes, Inc.	2,471	105,265
Schlumberger Ltd.	5,809	357,892
		463,157
Pharmaceuticals – 4.4%
Abbott Laboratories	11,258	588,118
Bayer AG	3,227	224,804
Cardinal Health, Inc.	7,671	253,450
GlaxoSmithKline PLC	12,605	248,995
Medco Health Solutions, Inc. (a)	1,831	95,322
Merck & Co., Inc.	17,720	652,273
Pfizer, Inc.	30,912	530,759
Sanofi-Aventis	3,822	254,440
Shire Ltd.	5,361	120,873
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	1,755	92,576
		3,061,610
Pipelines – 0.0%
SemGroup Corp. Class A (a)	77	1,790
Real Estate – 0.7%
China Overseas Land & Investment Ltd.	60,000	126,957
China Resources Land Ltd.	52,000	105,741
Hang Lung Properties Ltd.	20,000	97,133
Sun Hung Kai Properties Ltd.	10,000	171,133
		500,964
Real Estate Investment Trusts (REITS) – 0.0%
Apartment Investment & Management Co. Class A	686	14,667
Health Care REIT, Inc.	385	18,226
		32,893
Retail – 2.5%
AutoZone, Inc. (a)	382	87,444
CVS Caremark Corp.	4,308	135,573
Darden Restaurants, Inc.	1,376	58,865
GameStop Corp. Class A (a)	1,394	27,476
J.C. Penney Co., Inc.	1,088	29,572
Kohl's Corp. (a)	1,588	83,656
Lowe's Cos., Inc.	9,404	209,615
PPR	1,061	171,301
Staples, Inc.	14,262	298,361
Takashimaya Co. Ltd.	14,000	108,154
Target Corp.	850	45,424
Wal-Mart Stores, Inc.	2,813	150,552
Walgreen Co.	1,231	41,238
Yum! Brands, Inc.	5,700	262,542
		1,709,773
Semiconductors – 1.3%
Analog Devices, Inc.	3,686	115,667
ASML Holding NV	3,474	103,917
Broadcom Corp. Class A	2,120	75,027
Intersil Corp. Class A	6,628	77,481
Lam Research Corp. (a)	1,674	70,057
Marvell Technology Group Ltd. (a)	4,243	74,295
Novellus Systems, Inc. (a)	2,550	67,779
Sumco Corp. (a)	5,100	79,696
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	15,311	155,254
Xilinx, Inc.	3,102	82,544
		901,717
Software – 2.1%
Adobe Systems, Inc. (a)	1,566	40,951
Infosys Technologies Ltd. Sponsored ADR (India)	2,624	176,621
Microsoft Corp.	35,870	878,456
Oracle Corp.	13,095	351,601
		1,447,629
Telecommunications – 5.5%
American Tower Corp. Class A (a)	1,011	51,824
AT&T, Inc.	14,543	415,930
BT Group PLC	55,452	122,189
Cable & Wireless Worldwide PLC	52,607	60,790
Cisco Systems, Inc. (a)	35,419	775,676
Corning, Inc.	4,451	81,364
Frontier Communications Corp.	8,744	71,439
Juniper Networks, Inc. (a)	8,761	265,896
Koninklijke KPN NV	8,132	125,584
Nokia Oyj	9,341	93,707
QUALCOMM, Inc.	7,743	349,364
Singapore Telecommunications Ltd.	37,000	88,205
Singapore Telecommunications Ltd.	8,000	19,155
Sprint Nextel Corp. (a)	38,370	177,653
Telefonica SA	12,699	314,284
Telekomunikasi Indonesia Tbk PT	76,500	78,990
Verizon Communications, Inc.	11,945	389,288
Vodafone Group PLC	126,698	314,036
		3,795,374
Toys, Games & Hobbies – 0.2%
Nintendo Co. Ltd.	500	124,867
Transportation – 1.1%
East Japan Railway	2,100	126,829
Nippon Express Co. Ltd.	18,000	68,430
Norfolk Southern Corp.	8,248	490,838
Union Pacific Corp.	959	78,446
		764,543
Water – 0.1%
American Water Works Co., Inc.	2,663	61,968
TOTAL COMMON STOCK (Cost $41,441,078)		45,739,418
PREFERRED STOCK – 0.4%
Auto Manufacturers – 0.3%
Volkswagen AG 4.254% (Germany)	1,817	219,127
Diversified Financial – 0.1%
Citigroup Capital XII 8.500%	1,800	47,538
Citigroup Capital XIII 7.875%	575	14,375
		61,913
U.S. Government Agencies – 0.0%
Federal Home Loan Mortgage Corp. 8.375% (a)	11,350	4,880
Federal National Mortgage Association 0.000% (a)	400	216

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Federal National Mortgage Association 8.250% (a)	7,175	$3,121
		8,217
TOTAL PREFERRED STOCK (Cost $710,616)		289,257
TOTAL EQUITIES (Cost $42,151,694)		46,028,675
	Principal Amount
BONDS & NOTES – 30.7%
CORPORATE DEBT – 12.1%
Aerospace & Defense – 0.1%
The Boeing Co. 4.875% 2/15/20	$40,000	45,695
Agriculture – 0.1%
Altria Group, Inc. 9.250% 8/06/19	30,000	40,214
Reynolds American, Inc. 7.625% 6/01/16	30,000	35,192
		75,406
Airlines – 1.0%
Continental Airlines 2007- 1 Class A 5.983% 10/19/23	294,687	304,265
Delta Air Lines, Inc. Series 2007-1 Class A (b) 6.821% 8/10/22	81,256	84,912
Delta Air Lines, Inc., Series 2000-1, Class A2 7.570% 5/18/12	200,000	201,200
Northwest Airlines, Inc. 7.575% 9/01/20	59,178	59,533
United Air Lines, Inc. 9.750% 1/15/17	19,035	21,271
		671,181
Auto Manufacturers – 0.1%
Motors Liquidation Co. EUR (c) (d) 8.375% 7/05/33	90,000	39,168
Banks – 1.0%
Bank of America Corp. 4.500% 4/01/15	120,000	125,909
Bank of America Corp. 7.625% 6/01/19	110,000	130,444
Export-Import Bank of Korea (b) 5.250% 2/10/14	5,000	5,439
Glitnir Banki HF (Acquired 6/15/06, Cost $140,000) VRN (b) (c) (e) 6.693% 6/15/16	140,000	1
Glitnir Banki HF (Acquired 7/28/06, Cost $160,000) (b) (c) (e) 6.330% 7/28/11	160,000	48,800
Glitnir Banki HF (Acquired 9/25/07, Cost $99,776) (b) (c) (e) 6.375% 9/25/12	100,000	30,500
Hypothekenbank in Essen (b) 5.000% 1/20/12	20,000	20,994
Landsbanki Islands HF (Acquired 8/25/06, Cost $279,927) (b) (c) (e) 6.100% 8/25/11	280,000	30,100
Royal Bank of Scotland Group PLC 3.950% 9/21/15	120,000	121,255
Royal Bank of Scotland Group PLC 4.875% 3/16/15	30,000	31,562
UBS AG/Stamford CT 4.875% 8/04/20	40,000	42,177
Wachovia Capital Trust III VRN 5.800% 3/29/49	40,000	35,100
Wachovia Corp. 5.750% 2/01/18	60,000	68,375
		690,656
Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	50,000	56,440
Diageo Capital PLC 4.828% 7/15/20	70,000	78,609
PepsiCo, Inc. 7.900% 11/01/18	20,000	26,645
		161,694
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	70,000	74,900
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	15,000	15,112
Coal – 0.0%
Peabody Energy Corp. 6.500% 9/15/20	20,000	21,525
Diversified Financial – 4.7%
Ally Financial, Inc. (b) 7.500% 9/15/20	70,000	74,550
Ally Financial, Inc. (b) 8.000% 3/15/20	60,000	65,550
American Express Co. 8.125% 5/20/19	60,000	77,484
The Bear Stearns Cos., Inc. 7.250% 2/01/18	30,000	36,544
Citigroup, Inc. 6.010% 1/15/15	100,000	109,940
Citigroup, Inc. 8.125% 7/15/39	60,000	75,791
Citigroup, Inc. 8.500% 5/22/19	90,000	111,271
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	90,000	92,413
Federal Home Loan Banks 0.410% 2/25/11	210,000	210,168
Federal Home Loan Banks STEP 1.000% 1/28/14	230,000	230,057
Federal Home Loan Banks 2.000% 10/05/12	480,000	480,105
Federal Home Loan Mortgage Corp. 1.375% 1/09/13	50,000	50,801
Federal Home Loan Mortgage Corp. 1.700% 12/17/12	210,000	210,567
Federal National Mortgage Association 0.010% 10/09/19	420,000	277,271
Federal National Mortgage Association 4.625% 5/01/13	160,000	173,216
Ford Motor Credit Co. LLC 8.000% 12/15/16	100,000	113,037
General Electric Capital Corp. 3.500% 6/29/15	110,000	115,086

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 4.375% 9/16/20	$10,000	$10,037
General Electric Capital Corp. 5.500% 1/08/20	60,000	65,634
General Electric Capital Corp. 6.875% 1/10/39	40,000	45,936
The Goldman Sachs Group, Inc. 5.375% 3/15/20	70,000	73,781
The Goldman Sachs Group, Inc. 6.000% 6/15/20	90,000	98,990
International Lease Finance Corp. (b) 6.500% 9/01/14	20,000	21,450
International Lease Finance Corp. (b) 6.750% 9/01/16	10,000	10,700
JPMorgan Chase & Co. 3.400% 6/24/15	80,000	83,049
Kaupthing Bank HF (Acquired 2/25/08, Cost $368,482) (b) (c) (e) 7.625% 2/28/15	440,000	117,700
Kaupthing Bank HF (Acquired 5/19/06, Cost $99,472) (b) (c) (e) 7.125% 5/19/16	100,000	1
Lehman Brothers Holdings Capital Trust VII VRN (c) 5.857% 11/29/49	130,000	13
Lehman Brothers Holdings, Inc. (c) 6.500% 7/19/17	30,000	3
Lehman Brothers Holdings, Inc. Series I (c) 6.750% 12/28/17	290,000	29
Morgan Stanley 5.500% 7/24/20	130,000	133,928
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	100,000	100,227
		3,265,329
Electric – 0.5%
The AES Corp. 7.750% 3/01/14	32,000	34,240
Calpine Construction Finance Co. LP (b) 8.000% 6/01/16	35,000	37,450
Dominion Resources, Inc. 5.200% 8/15/19	60,000	68,610
Energy Future Holdings Corp. 11.250% 11/01/17	9,058	3,872
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.000% 12/01/20	21,083	20,923
FirstEnergy Corp. Series C 7.375% 11/15/31	80,000	86,924
NRG Energy, Inc. 7.375% 2/01/16	10,000	10,288
NRG Energy, Inc. 7.375% 1/15/17	40,000	41,000
Pacific Gas & Electric Co. 5.800% 3/01/37	50,000	55,527
		358,834
Foods – 0.1%
Kraft Foods, Inc. 5.375% 2/10/20	60,000	67,023
Health Care — Services – 0.2%
HCA, Inc. 7.500% 11/15/95	50,000	39,500
HCA, Inc. 7.690% 6/15/25	10,000	9,350
Roche Holdings, Inc. (b) 6.000% 3/01/19	20,000	24,229
Tenet Healthcare Corp. 10.000% 5/01/18	30,000	34,275
WellPoint, Inc. 7.000% 2/15/19	30,000	36,532
		143,886
Insurance – 0.3%
American International Group, Inc. 5.850% 1/16/18	80,000	82,800
MetLife, Inc. 4.750% 2/08/21	20,000	21,218
MetLife, Inc. 5.875% 2/06/41	40,000	43,509
MetLife, Inc. 7.717% 2/15/19	10,000	12,727
Teachers Insurance & Annuity Association of America (b) 6.850% 12/16/39	40,000	49,223
		209,477
Internet – 0.0%
SemGroup LP (f) 8.750% 11/15/15	30,000	-
Lodging – 0.1%
Inn of the Mountain Gods Resort & Casino (c) 12.000% 11/15/10	20,000	8,200
MGM Mirage 6.625% 7/15/15	5,000	4,188
MGM Resorts International 10.375% 5/15/14	5,000	5,562
MGM Resorts International 11.125% 11/15/17	15,000	17,081
Station Casinos, Inc. (c) 7.750% 8/15/16	55,000	6
		35,037
Media – 0.5%
Comcast Corp. 5.150% 3/01/20	100,000	109,290
Comcast Corp. 6.950% 8/15/37	10,000	11,726
NBC Universal, Inc. (b) 4.375% 4/01/21	10,000	10,122
Reed Elsevier Capital, Inc. 8.625% 1/15/19	30,000	39,469
Sun Media Corp. 7.625% 2/15/13	10,000	10,050
Time Warner Cable, Inc. 6.750% 6/15/39	20,000	23,079
Time Warner Cable, Inc. 8.250% 4/01/19	80,000	103,286
Time Warner, Inc. 4.700% 1/15/21	40,000	42,384
		349,406
Mining – 0.5%
Barrick Gold Corp. 6.950% 4/01/19	30,000	38,133
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	60,000	73,640
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	40,000	44,650

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	$90,000	$125,593
Teck Resources Ltd. 9.750% 5/15/14	2,000	2,466
Teck Resources Ltd. 10.250% 5/15/16	3,000	3,645
Teck Resources Ltd. 10.750% 5/15/19	2,000	2,519
Vale Overseas Ltd. 6.875% 11/21/36	70,000	79,972
		370,618
Oil & Gas – 1.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	20,000	22,039
Anadarko Petroleum Corp. 6.450% 9/15/36	80,000	80,096
Apache Corp. 5.100% 9/01/40	40,000	40,242
BP Capital Markets PLC 3.125% 10/01/15	60,000	60,315
Chesapeake Energy Corp. 6.625% 8/15/20	30,000	31,350
ConocoPhillips 6.500% 2/01/39	60,000	75,153
Devon Energy Corp. 7.950% 4/15/32	30,000	40,659
Hess Corp. 6.000% 1/15/40	40,000	43,946
Hess Corp. 8.125% 2/15/19	20,000	26,296
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	121,260
Petrobras International Finance Co. 5.750% 1/20/20	22,000	24,355
Petrobras International Finance Co. 6.125% 10/06/16	26,000	29,104
QEP Resources, Inc. 6.875% 3/01/21	20,000	21,650
SandRidge Energy, Inc. (b) 9.875% 5/15/16	30,000	30,975
Shell International Finance BV 6.375% 12/15/38	40,000	50,716
		698,156
Oil & Gas Services – 0.0%
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	10,000	10,225
Pharmaceuticals – 0.1%
Abbott Laboratories 5.125% 4/01/19	30,000	34,576
Pfizer, Inc. 6.200% 3/15/19	50,000	61,563
		96,139
Pipelines – 0.3%
Enterprise Products Operating LLC 6.500% 1/31/19	50,000	58,268
Kinder Morgan Energy Partners LP 6.850% 2/15/20	40,000	47,687
Southern Natural Gas Co. 8.000% 3/01/32	30,000	35,206
Williams Partners LP 5.250% 3/15/20	50,000	54,354
		195,515
Retail – 0.4%
CVS Caremark Corp. 6.600% 3/15/19	60,000	72,810
CVS Caremark Corp. (b) 9.350% 1/10/23	100,000	105,436
CVS Pass-Through Trust 5.880% 1/10/28	29,086	30,082
CVS Pass-Through Trust 6.036% 12/10/28	24,511	25,532
Sears Holdings Corp. (b) 6.625% 10/15/18	10,000	10,000
		243,860
Savings & Loans – 0.2%
El Paso Performance-Linked Trust (b) 7.750% 7/15/11	40,000	41,411
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/65	190,000	128,250
		169,661
Telecommunications – 0.5%
America Movil SAB de CV 5.625% 11/15/17	30,000	33,847
AT&T, Inc. 5.800% 2/15/19	80,000	95,363
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	40,000	54,465
Qwest Corp. 6.875% 9/15/33	10,000	9,875
Sprint Capital Corp. 8.750% 3/15/32	60,000	63,000
Telecom Italia Capital SA 5.250% 10/01/15	60,000	64,748
		321,298
Transportation – 0.1%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	16,000	19,160
RailAmerica, Inc. 9.250% 7/01/17	32,000	35,080
		54,240
TOTAL CORPORATE DEBT (Cost $9,693,548)		8,384,041
MUNICIPAL OBLIGATIONS – 0.1%
Tennessee Valley Authority 5.250% 9/15/39	40,000	46,396
TOTAL MUNICIPAL OBLIGATIONS (Cost $39,553)		46,396
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.9%
Automobile ABS – 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (b) 4.640% 5/20/16	100,000	105,911
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	60,000	64,861
		170,772
Commercial MBS – 0.2%
GS Mortgage Securities Corp. II, Series 2001-1285, Class C (b) 6.712% 8/15/18	90,000	92,528

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 7/28/04, Cost $180,089) VRN (b) (e) 1.178% 5/28/40	$1,589,282	$20,661
Mutual Fund Fee Trust, Series 2000-3 (c) (f) 9.070% 7/01/08	655,398	7
		113,196
Student Loans ABS – 0.0%
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 0.896% 8/25/32	3,122	1,823
WL Collateral CMO – 0.5%
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3 (b) 7.000% 8/25/34	185,221	182,257
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 2.059% 5/25/29	76,563	69,075
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3 VRN 5.426% 6/25/37	1,107	594
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	84,998	83,647
		335,573
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $977,272)		621,364
SOVEREIGN DEBT OBLIGATIONS – 0.1%
Mexico Government International Bond 6.050% 1/11/40	10,000	11,450
Russia Government International Bond STEP 7.500% 3/31/30	35,800	42,752
United Mexican States 6.750% 9/27/34	17,000	21,123
		75,325
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $65,242)		75,325
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 8.7%
Pass-Through Securities – 8.7%
Federal Home Loan Mortgage Corp.(g) Pool #1N2654 5.625% 11/23/35	140,000	154,269
Federal Home Loan Mortgage Corp. TBA Pool #1513 4000% 4/01/39 (h)	100,000	102,605
Federal National Mortgage Association
Pool #606 3.500% 4/01/25	200,000	205,734
Pool #974701 4.500% 4/01/38	233,398	243,509
Pool #AD1593 4.500% 2/01/40	766,433	798,677
Pool #944103 5.783% 7/01/37	184,042	193,221
Pool #595775 6.000% 8/01/31	7,278	8,011
Pool #896048 6.000% 6/01/36	288,232	311,966
Pool #831669 6.000% 7/01/36	166,407	179,797
Pool #955760 6.000% 10/01/37	63,170	68,016
Pool #257534 6.000% 1/01/39	145,432	156,135
Pool #AE0459 6.000% 1/01/40	400,000	430,719
Pool #902990 6.500% 11/01/36	14,368	15,750
Federal National Mortgage Association Principal Strip 0.000% 2/01/19	30,000	20,259
Federal National Mortgage Association TBA
Pool #606 3.500% 4/01/25 (h)	100,000	103,188
Pool #3043 4.000% 5/01/39 (h)
Pool #10851 4.500%	200,000	203,359
12/01/20 (h)	100,000	105,188
Pool #11047 4.500% 11/01/38 (h)	100,000	104,156
Pool #45519 5.500% 4/01/35 (h)	400,000	425,156
Pool #45519 5.500% 4/01/35 (h)	400,000	424,672
Pool #53813 6.000% 10/01/35 (h)	300,000	322,195
Government National Mortgage Association
0.000% 10/20/60	140,000	139,997
Pool #783050 5.000% 7/20/40	99,757	106,643
Pool #4747 5.000% 7/20/40	199,114	212,858
Pool #4772 5.000% 8/20/40	299,465	320,135
Pool #575499 6.000% 1/15/32	45,525	50,456
Pool #579631 6.000% 2/15/32	30,344	33,614
Pool #582351 6.500% 10/15/32	34,869	38,951
Government National Mortgage Association TBA
Pool #94 4.000% 2/01/40 (h)	200,000	205,992
Pool #717 4.500% 11/01/39 (h)	200,000	210,750
Residual Funding Principal Strip 0.010% 10/15/19	180,000	138,420
		6,034,398
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $5,932,775)		6,034,398
U.S. TREASURY OBLIGATIONS – 8.8%
U.S. Treasury Bonds & Notes – 8.8%
U.S. Treasury Bond 3.875% 8/15/40	80,000	82,725
U.S. Treasury Bond 4.375% 11/15/39	470,000	527,465
U.S. Treasury Bond 4.375% 5/15/40	520,000	584,106
U.S. Treasury Inflation Index 1.250% 7/15/20	129,955	136,343

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (g) 2.500% 1/15/29	$345,243	$407,002
U.S. Treasury Note 1.250% 8/31/15	2,190,000	2,189,658
U.S. Treasury Note 2.750% 5/31/17	130,000	137,561
U.S. Treasury Note 3.500% 5/15/20	1,850,000	2,008,479
		6,073,339
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,816,088)		6,073,339
TOTAL BONDS & NOTES (Cost $22,524,478)		21,234,863
	Number of Shares
RIGHTS – 0.0%
Auto Manufacturers – 0.0%
Cie Generale des Etablissements Michelin Strike 45 EUR (a)	1,500	4,178
TOTAL RIGHTS (Cost $0)		4,178
WARRANTS – 0.0%
Internet – 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (a) (f)	81	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $64,676,172)		67,267,716
	Principal Amount
SHORT-TERM INVESTMENTS – 7.1%
Repurchase Agreement – 6.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (i)	$4,496,534	4,496,534
Discount Notes – 0.6%
Federal Home Loan Bank 0.010% 11/19/10	200,000	199,948
Federal Home Loan Mortgage Corp. 0.010% 4/19/11	200,000	199,745
		399,693
Time Deposits – 0.0%
Euro Time Deposit, 0.010%, due 10/01/10	4,641	4,641
TOTAL SHORT-TERM INVESTMENTS (Cost $4,900,868)		4,900,868
TOTAL INVESTMENTS – 104.5% (Cost $69,577,040) (k)		72,168,584
Other Assets/ (Liabilities) – (4.5)%		(3,124,062)
NET ASSETS – 100.0%		$69,044,522

Notes to Portfolio of Investments
ABS	Asset-Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GDR	Global Depositary Receipt
MBS	Mortgage-Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $1,497,658 or 2.17% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2010, these securities amounted to a value of $274,528 or 0.40% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $247,763 or 0.36% of net assets.
(f)	This security is valued in good faith under procedures established by the Board of Trustees.
(g)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	Maturity value of $4,496,535. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 7/15/25, and an aggregate market value, including accrued interest, of $4,594,314.
(j)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2010, these securities amounted to a value of $154,270 or 0.22% of net assets.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 56.5%
COMMON STOCK – 55.3%
Aerospace & Defense – 0.7%
The Boeing Co.	14,774	$983,062
L-3 Communications Holdings, Inc.	800	57,816
Lockheed Martin Corp.	10,500	748,440
Northrop Grumman Corp.	7,990	484,434
Raytheon Co.	5,330	243,634
Spirit AeroSystems Holdings, Inc. Class A (a)	28,951	576,993
United Technologies Corp.	2,633	187,549
		3,281,928
Agriculture – 0.8%
Altria Group, Inc.	21,870	525,317
British American Tobacco Malaysia	13,400	210,525
British American Tobacco PLC	8,323	311,356
Bunge Ltd.	7,075	418,557
Chaoda Modern Agriculture Holdings Ltd.	822,339	679,294
IOI Corp.	61,400	108,762
KT&G Corp.	7,805	465,464
Lorillard, Inc.	2,532	203,345
Philip Morris International, Inc.	13,645	764,393
SLC Agricola SA	38,800	426,590
		4,113,603
Apparel – 0.1%
China Dongxiang Group Co.	373,548	215,237
Unifi, Inc. (a)	18,800	84,788
		300,025
Auto Manufacturers – 0.7%
Bayerische Motoren Werke AG	2,000	140,168
Daihatsu Motor Co. Ltd.	17,650	236,415
Dongfeng Motor Group Co. Ltd. Class H	33,900	69,462
Fuji Heavy Industries Ltd.	76,030	485,329
Guangzhou Automobile Group Co. Ltd.	239,383	412,724
Honda Motor Co. Ltd.	16,960	602,868
Suzuki Motor Corp.	46,237	971,888
Toyota Motor Corp.	11,610	415,833
		3,334,687
Automotive & Parts – 0.4%
Aisin Seiki Co. Ltd.	8,940	278,696
Bridgestone Corp.	4,600	83,936
Cheng Shin Rubber Industry Co. Ltd.	83,750	184,359
Denso Corp.	10,270	304,118
Futaba Industrial Co. Ltd. (a)	21,510	138,880
Mando Corp. (a)	600	72,618
Sumitomo Electric Industries Ltd.	19,600	239,452
Toyota Industries Corp.	25,821	690,500
WABCO Holdings, Inc. (a)	100	4,194
		1,996,753
Banks – 3.9%
Banco Bilbao Vizcaya Argentaria SA	23,100	312,088
Banco do Brasil SA	5,000	94,656
Banco Santander Brasil SA	18,900	253,901
Banco Santander Chile Sponsored ADR (Chile)	3,300	318,615
Banco Santander SA	74,600	942,907
Bank of America Corp.	153,178	2,008,164
The Bank of Kyoto Ltd.	24,490	198,759
Bank of New York Mellon Corp.	45,569	1,190,718
BNP Paribas	8,400	598,843
Capital One Financial Corp.	800	31,640
DBS Group Holdings Ltd.	24,000	256,532
DnB NOR ASA	21,600	293,735
HSBC Holdings PLC	29,600	303,173
HSBC Holdings PLC	110,976	1,125,290
HSBC Holdings PLC Sponsored ADR (United Kingdom)	6,200	313,658
Intesa Sanpaolo	169,400	550,448
Lloyds Banking Group PLC (a)	438,400	512,300
Mitsubishi UFJ Financial Group, Inc.	105,410	491,639
Northern Trust Corp.	17,849	861,036
Oversea-Chinese Banking Corp. Ltd.	99,900	671,114
Sberbank of Russian Federation	446,800	1,236,806
Siam Commercial Bank PCL	134,116	456,772
Standard Chartered PLC	10,000	287,720
State Bank of India	11,280	808,503
State Street Corp.	12,318	463,896
Sumitomo Mitsui Financial Group, Inc.	11,930	347,871
Turkiye Garanti Bankasi AS	92,836	536,429
U.S. Bancorp	45,387	981,267
UniCredit SpA	272,100	695,123
United Overseas Bank Ltd.	13,100	182,181
Wells Fargo & Co.	91,431	2,297,661
		19,623,445
Beverages – 0.8%
China Huiyuan Juice Group Ltd.	69,000	48,177
Coca-Cola Central Japan Co. Ltd.	7,430	99,954
The Coca-Cola Co.	6,591	385,705
Coca-Cola West Co. Ltd.	21,280	358,664
Constellation Brands, Inc. Class A (a)	4,799	84,894
Diageo PLC Sponsored ADR (United Kingdom)	15,904	1,097,535
Dr. Pepper Snapple Group, Inc.	5,100	181,152
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,200	162,336
Fraser and Neave Ltd.	105,400	521,313
Hokkaido Coca-Cola Bottling Co. Ltd.	6,700	33,679
Kirin Holdings Co. Ltd.	40,000	567,414
Mikuni Coca-Cola Bottling Co. Ltd.	18,100	157,949
Molson Coors Brewing Co. Class B	900	42,498
		3,741,270
Biotechnology – 0.5%
Amgen, Inc. (a)	10,818	596,180

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biogen Idec, Inc. (a)	800	$44,896
Celgene Corp. (a)	4,200	241,962
CSL Ltd.	16,121	513,575
Daikin Industries Ltd.	1,800	67,845
Genzyme Corp. (a)	9,447	668,753
Life Technologies Corp. (a)	7,405	345,740
		2,478,951
Building Materials – 0.1%
Rinnai Corp.	4,500	264,572
Chemicals – 1.8%
Agrium, Inc.	9,400	704,906
Bayer AG Sponsored ADR (Germany)	200	13,934
CF Industries Holdings, Inc.	11,000	1,050,500
China BlueChemical Ltd.	306,600	220,881
The Dow Chemical Co.	25,161	690,921
Eastman Chemical Co.	700	51,800
EI du Ponte de Nemours & Co.	17,356	774,425
FMC Corp.	18,319	1,253,203
Hitachi Chemical Co. Ltd.	16,900	315,914
The Lubrizol Corp.	500	52,985
Potash Corporation of Saskatchewan, Inc.	2,000	288,080
PPG Industries, Inc.	600	43,680
Praxair, Inc.	3,095	279,355
PTT Chemical PCL	25,292	112,239
Samsung Fine Chemicals Co. Ltd.	4,000	223,817
Shin-Etsu Chemical Co. Ltd.	21,288	1,038,744
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	4,900	236,376
Sumitomo Chemical Co. Ltd.	274,670	1,206,183
Ube Industries Ltd.	117,800	261,496
Uralkali GDR (Russia) (k)	1,100	24,145
		8,843,584
Coal – 0.5%
Alliance Resource Partners LP	4,660	271,864
Bumi Resources Tbk PT	1,213,400	289,759
China Shenhua Energy Co. Ltd.	69,838	287,950
CONSOL Energy, Inc.	41,120	1,519,795
Kuzbassrazrezugol (a)	632,300	221,305
		2,590,673
Commercial Services – 0.2%
Donnelley (R.R.) & Sons Co.	1,949	33,055
Hewitt Associates, Inc. Class A (a)	789	39,789
Jiangsu Expressway Co. Ltd.	42,500	44,524
McKesson Corp.	8,222	507,955
PLUS Expressways	330,181	446,320
Total System Services, Inc.	3,200	48,768
Xiamen International Port Co. Ltd.	470,700	88,408
		1,208,819
Computers – 2.6%
Accenture PLC Class A	949	40,323
Apple, Inc. (a)	14,387	4,082,311
Asustek Computer	14,700	105,655
Cognizant Technology Solutions Corp. Class A (a)	2,800	180,516
Compal Electronics, Inc.	66,282	79,395
Computer Sciences Corp.	2,230	102,580
Dell, Inc. (a)	77,732	1,007,407
EMC Corp. (a)	32,300	656,013
Fujitsu	16,210	113,969
Hewlett-Packard Co.	31,768	1,336,480
HTC Corp.	36,100	818,848
International Business Machines Corp.	24,648	3,306,283
Lexmark International, Inc. Class A (a)	9,675	431,698
Research In Motion Ltd. (a)	900	43,821
SanDisk Corp. (a)	1,115	40,865
Seagate Technology (a)	2,200	25,916
TDK Corp.	4,580	256,070
Teradata Corp. (a)	1,978	76,271
Western Digital Corp. (a)	3,279	93,091
		12,797,512
Cosmetics & Personal Care – 0.5%
Colgate-Palmolive Co.	10,623	816,484
The Procter & Gamble Co.	29,914	1,793,942
		2,610,426
Distribution & Wholesale – 0.6%
Adani Enterprises Ltd.	38,800	580,499
Mitsubishi Corp.	63,520	1,506,357
Mitsui & Co. Ltd.	73,952	1,099,534
		3,186,390
Diversified Financial – 1.7%
Citigroup, Inc. (a)	321,771	1,254,907
Credit Suisse Group	7,100	304,637
Credit Suisse Group Sponsored ADR (Switzerland)	1,000	42,560
The Goldman Sachs Group, Inc.	8,907	1,287,774
Guinness Peat Group	458,370	224,808
Housing Development Finance Corp. Ltd.	63,570	1,032,244
JPMorgan Chase & Co.	72,462	2,758,628
Morgan Stanley	31,889	787,021
Nomura Holdings, Inc.	40,110	194,366
Rhj International (b)	11,800	97,090
UBS AG (a)	22,900	390,219
		8,374,254
Electric – 1.6%
Adani Power Ltd. (a)	111,500	333,246
The AES Corp. (a)	25,473	289,119
American Electric Power Co., Inc.	11,894	430,920
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	7,920	129,809
CMS Energy Corp.	12,506	225,358
Constellation Energy Group, Inc.	1,000	32,240
Entergy Corp.	6,667	510,226
Exelon Corp.	14,406	613,407
Fortum OYJ	12,400	324,026
International Power PLC	52,400	320,170
National Grid PLC	75,900	645,118
NextEra Energy, Inc.	14,321	778,919
NRG Energy, Inc. (a)	5,700	118,674
PG&E Corp.	6,519	296,093
PPL Corp.	19,565	532,755
RusHydro Sponsored ADR (Russia) (a)	222,700	1,146,905
RusHydro (a)	837,700	42,890
The Southern Co.	6,675	248,577
Tenaga Nasional	108,300	309,362
Wisconsin Energy Corp.	615	35,547
YTL Power International Bhd	838,505	621,791
		7,985,152

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment – 0.3%
Bharat Heavy Electricals Ltd.	16,590	$917,181
Delta Electronics, Inc.	155,000	647,191
		1,564,372
Electronics – 0.8%
Agilent Technologies, Inc. (a)	9,200	307,004
Amphenol Corp. Class A	1,700	83,266
Fanuc Ltd.	2,450	310,509
Garmin Ltd.	1,400	42,490
Hana Microelectronics PCL	127,299	106,956
Hon Hai Precision Industry Co. Ltd.	77,280	290,428
Hoya Corp.	28,520	696,499
Koninklijke Philips Electronics NV Sponsored ADR (Netherlands)	2,000	62,640
Koninklijke Philips Electronics NV	9,300	292,457
LG Display Co. Ltd.	8,100	280,439
Mettler-Toledo, Inc. (a)	1,483	184,544
Murata Manufacturing Co. Ltd.	8,070	425,125
NGK Insulators Ltd.	12,400	205,374
Nippon Electric Glass Co. Ltd.	10,190	139,233
Pegatron Corp. (a)	39,565	51,707
PerkinElmer, Inc.	8,100	187,434
Tyco Electronics Ltd.	4,400	128,568
Waters Corp. (a)	5,443	385,256
		4,179,929
Engineering & Construction – 0.5%
Fluor Corp.	400	19,812
JGC Corp.	29,530	513,506
KBR, Inc.	10,885	268,207
Kinden Corp.	22,440	202,540
Larsen & Toubro Ltd.	8,900	406,533
McDermott International, Inc. (a)	35,403	523,257
Okumura Corp.	77,230	261,935
Toda Corp.	71,600	234,405
URS Corp. (a)	700	26,586
		2,456,781
Entertainment – 0.1%
International Game Technology	20,632	298,133
Paradise Co. Ltd.	25,400	82,031
Toho Co. Ltd	17,250	277,323
		657,487
Foods – 1.1%
BIM Birlesik Magazalar AS	12,100	347,834
ConAgra Foods, Inc.	7,400	162,356
Cosan Ltd. Class A	39,200	454,328
General Mills, Inc.	11,500	420,210
H.J. Heinz Co.	4,682	221,786
Kraft Foods, Inc. Class A	34,694	1,070,657
Nestle SA	25,757	1,375,270
Ralcorp Holdings, Inc. (a)	1,100	64,328
Safeway, Inc.	1,396	29,539
Sara Lee Corp.	50,847	682,875
SUPERVALU, Inc.	2,600	29,978
Unilever NV NY Shares	4,000	119,520
Unilever PLC Sponsored ADR (United Kingdom)	4,700	136,770
Unilever PLC	7,900	229,189
		5,344,640
Forest Products & Paper – 0.2%
Domtar Corp.	3,900	251,862
International Paper Co.	6,226	135,415
MeadWestvaco Corp.	1,600	39,008
Sino-Forest Corp. (a)	30,140	501,821
		928,106
Gas – 0.5%
Beijing Enterprises Holdings Ltd.	220,622	1,572,168
China Resources Gas Group Ltd.	82,000	121,305
Sempra Energy	1,000	53,800
Tokyo Gas Co. Ltd.	132,988	603,335
		2,350,608
Health Care — Products – 1.3%
Boston Scientific Corp. (a)	15,922	97,602
CareFusion Corp. (a)	1,258	31,249
Cie Generale d'Optique Essilor International SA	12,577	863,696
Covidien PLC	7,349	295,356
Hologic, Inc. (a)	47,197	755,624
Johnson & Johnson	51,540	3,193,418
Medtronic, Inc.	28,300	950,314
Mindray Medical International Ltd. ADR (Cayman Islands)	2,900	85,753
Stryker Corp.	700	35,035
Terumo Corp.	4,740	251,981
		6,560,028
Health Care — Services – 1.0%
Aetna, Inc.	25,638	810,417
CIGNA Corp.	10,405	372,291
DaVita, Inc. (a)	6,700	462,501
HealthSouth Corp. (a)	12,234	234,893
Humana, Inc. (a)	9,422	473,361
Life Healthcare Group Holdings Ltd.	96,700	199,398
Parkway Holdings Ltd. (c)	168,527	492,881
Thermo Fisher Scientific, Inc. (a)	10,445	500,107
UnitedHealth Group, Inc.	17,300	607,403
WellPoint, Inc. (a)	18,355	1,039,627
		5,192,879
Holding Company — Diversified – 0.5%
Hutchison Whampoa Ltd.	49,600	461,662
Keppel Corp. Ltd.	85,420	583,682
LG Corp.	3,400	246,004
Noble Group Ltd.	84,954	122,002
Tianjin Development Holdings (a)	951,403	735,581
Wharf Holdings Ltd.	66,100	424,194
		2,573,125
Home Builders – 0.2%
Daiwa House Industry Co. Ltd.	21,480	216,411
MRV Engenharia e Participacoes SA	45,800	433,389
Sekisui House Ltd.	62,490	562,013
		1,211,813
Home Furnishing – 0.0%
Sony Corp. Sponsored ADR (Japan)	900	27,828
Whirlpool Corp.	400	32,384
		60,212
Household Products – 0.3%
Hypermarcas SA (a)	90,900	1,408,061
Kimberly-Clark Corp.	500	32,525
		1,440,586
Insurance – 2.7%
ACE Ltd.	20,936	1,219,522
Allianz SE	1,400	157,671
Allstate Corp.	5,723	180,561

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arch Capital Group Ltd. (a)	3,567	$298,915
Assicurazioni Generali SpA	3,400	68,427
AXA SA	13,400	234,729
AXA SA Sponsored ADR (France)	400	6,952
Axis Capital Holdings Ltd.	1,278	42,097
China Life Insurance Co. Ltd. Sponsored ADR (China)	5,499	327,081
China Life Insurance Co. Ltd.	78,400	310,202
China Pacific Insurance Group Co. Ltd.	36,700	137,120
The Chubb Corp.	9,400	535,706
CNA Financial Corp. (a)	1,300	36,387
Endurance Specialty Holdings Ltd.	10,396	413,761
Everest Re Group Ltd.	2,007	173,545
Fidelity National Financial, Inc. Class A	44,002	691,271
Korean Reinsurance Co.	4,284	42,644
Lincoln National Corp.	1,600	38,272
Meritz Fire & Marine Insurance Co. Ltd.	4,300	28,473
MetLife, Inc.	13,888	533,994
Millea Holdings, Inc.	52,275	1,412,026
Mitsui Sumitomo Insurance Group Holdings, Inc.	46,866	1,077,928
NKSJ Holdings, Inc. (a)	98,090	616,667
PartnerRe Ltd.	2,057	164,930
Ping An Insurance Group Co. of China Ltd.	23,581	241,112
Platinum Underwriters Holdings Ltd.	4,371	190,226
Powszechny Zaklad Ubezpieczen SA	1,100	154,016
Principal Financial Group, Inc.	5,244	135,924
The Progressive Corp.	12,269	256,054
Prudential PLC	9,700	97,208
RenaissanceRe Holdings Ltd.	4,394	263,464
Sony Financial Holdings, Inc.	49	159,445
Transatlantic Holdings, Inc.	2,467	125,373
The Travelers Cos., Inc.	19,285	1,004,748
Unum Group	1,531	33,912
Validus Holdings Ltd.	6,584	173,554
Xl Group PLC	62,742	1,358,992
Zurich Financial Services AG	1,519	356,943
		13,299,852
Internet – 0.5%
AOL, Inc. (a)	614	15,197
Check Point Software Technologies Ltd. (a)	1,200	44,316
eBay, Inc. (a)	12,747	311,027
Expedia, Inc.	1,396	39,381
Google, Inc. Class A (a)	2,890	1,519,533
Liberty Media Holding Corp. Interactive Class A (a)	600	8,226
Sohu.com, Inc. (a)	800	46,096
Symantec Corp. (a)	13,918	211,136
VeriSign, Inc. (a)	1,500	47,610
		2,242,522
Investment Companies – 0.1%
Cheung Kong Infrastructure Holdings Ltd.	52,900	209,822
RHJ International (a)	52,900	435,708
		645,530
Iron & Steel – 0.2%
Magnitogorsk Iron & Steel Works GDR (Russia) (k)	17,900	232,163
POSCO	700	316,786
POSCO ADR (Republic of Korea)	3,000	341,940
Shougang Concord International Enterprises Co. Ltd. (a)	542,200	98,918
		989,807
Machinery — Construction & Mining – 0.0%
Ingersoll-Rand PLC	1,000	35,710
Komatsu Ltd.	6,400	148,899
Tadano Ltd.	7,900	39,413
		224,022
Machinery — Diversified – 0.3%
Babcock & Wilcox Co. (a)	17,701	376,677
CNH Global NV (a)	1,300	47,632
Eaton Corp.	600	49,494
Kubota Corp.	93,420	856,758
		1,330,561
Manufacturing – 0.9%
3M Co.	8,865	768,684
Cheil Industries, Inc.	2,700	236,324
General Electric Co.	184,473	2,997,686
Pall Corp.	2,500	104,100
Parker Hannifin Corp.	600	42,036
Tyco International Ltd.	4,300	157,939
		4,306,769
Media – 0.9%
Cablevision Systems Corp. Class A	1,404	36,771
Charter Communications, Inc. Class A (a)	1,900	61,750
Comcast Corp. Class A	71,706	1,296,445
Discovery Communications, Inc. Series A (a)	400	17,420
Discovery Communications, Inc. Series C (a)	400	15,276
DISH Network Corp. Class A	7,215	138,239
Kabel Deutschland Holding AG (a)	8,200	324,916
Liberty Global, Inc. Class A (a)	1,500	46,215
The McGraw-Hill Cos., Inc.	1,300	42,978
News Corp. Class A	25,700	335,642
Rogers Communications, Inc. Class B	10,900	407,987
Singapore Press Holdings Ltd.	59,090	190,957
Thomson Reuters Corp.	600	22,518
Time Warner Cable, Inc.	3,404	183,782
Time Warner, Inc.	6,728	206,213
Viacom, Inc. Class B	26,496	958,890
Vivendi	5,500	149,974
		4,435,973
Metal Fabricate & Hardware – 0.1%
Catcher Technology Co. Ltd.	29,000	66,801
Precision Castparts Corp.	3,485	443,815
		510,616
Mining – 3.6%
Alamos Gold, Inc.	31,050	529,037
Anglo American PLC	15,500	617,580
Anglo Platinum Ltd. (a)	1,104	104,128

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	2,600	$120,224
Antofagasta PLC	22,400	436,691
Barrick Gold Corp.	36,150	1,673,383
BHP Billiton Ltd.	46,818	1,780,126
Eldorado Gold Corp.	55,567	1,026,650
Freeport-McMoRan Copper & Gold, Inc.	7,593	648,366
Goldcorp, Inc.	41,345	1,799,334
IAMGOLD Corp.	64,392	1,140,382
IAMGOLD Corp.	22,733	402,346
Impala Platinum Holdings Ltd.	4,000	102,742
Katanga Mining Ltd. (a)	67,840	92,918
Kinross Gold Corp.	22,153	416,255
Kinross Gold Corp.	79,724	1,494,656
MMC Norilsk Nickel Sponsored ADR (Russia)	14,600	249,550
Newcrest Mining Ltd.	8,730	333,823
Newmont Mining Corp.	28,690	1,802,019
Polyus Gold Co. Sponsored ADR (Russia)	34,300	890,085
Rio Tinto Ltd.	3,722	275,437
Silver Wheaton Corp. (a)	25,500	679,575
Teck Resources Ltd. Class B	1,140	46,922
Yamana Gold, Inc.	124,565	1,419,348
		18,081,577
Office Equipment/Supplies – 0.3%
Canon, Inc.	18,355	857,682
Pitney Bowes, Inc.	1,383	29,569
Xerox Corp.	61,167	633,078
		1,520,329
Oil & Gas – 5.8%
Anadarko Petroleum Corp.	13,240	755,342
Apache Corp.	8,100	791,856
BG Group PLC	58,500	1,029,954
BP PLC Sponsored ADR (United Kingdom)	21,200	872,804
BP PLC	102,898	704,350
Canadian Natural Resources Ltd.	16,200	560,520
Cenovus Energy, Inc.	500	14,385
Chesapeake Energy Corp.	12,100	274,065
Chevron Corp.	35,063	2,841,856
Cimarex Energy Co.	600	39,708
ConocoPhillips	26,331	1,512,189
Daylight Energy Ltd.	40,220	384,834
Devon Energy Corp.	12,401	802,841
Eni SpA	24,000	516,914
ENSCO PLC ADR (United Kingdom)	900	40,257
EXCO Resources, Inc.	53,880	801,196
Exxon Mobil Corp.	81,134	5,013,270
Hess Corp.	8,622	509,733
Inpex Corp.	163	766,845
KazMunaiGas Exploration Production GDR (Kazakhstan)	39,900	705,033
Marathon Oil Corp.	27,081	896,381
Murphy Oil Corp.	3,089	191,271
Nabors Industries Ltd. (a)	3,631	65,576
Noble Corp.	1,100	37,169
Occidental Petroleum Corp.	12,438	973,895
Petroleo Brasileiro SA Sponsored ADR (Brazil)	95,727	3,141,760
Pride International, Inc. (a)	1,000	29,430
PTT PCL	38,749	378,608
Reliance Industries Ltd.	28,620	629,069
Rosneft Oil Co. GDR (Russia) (a) (k)	26,000	173,420
Royal Dutch Shell PLC ADR (United Kingdom)	3,904	235,411
Sasol Ltd.	1,700	75,911
SM Energy Co.	11,210	419,927
Statoil ASA	18,300	381,076
Suncor Energy, Inc.	8,905	289,783
Talisman Energy, Inc.	7,300	127,641
Total SA Sponsored ADR (France)	14,100	727,560
Total SA	11,171	574,819
Tupras Turkiye Petrol Rafine	12,300	328,707
Valero Energy Corp.	17,435	305,287
		28,920,653
Oil & Gas Services – 0.8%
Complete Production Services, Inc. (a)	11,700	239,265
Global Industries Ltd. (a)	57,843	316,401
Halliburton Co.	20,000	661,400
National Oilwell Varco, Inc.	17,200	764,884
Schlumberger Ltd.	17,405	1,072,322
Technip SA	1,400	112,690
Transocean Ltd. (a)	6,400	411,456
Weatherford International Ltd. (a)	16,045	274,370
		3,852,788
Packaging & Containers – 0.0%
Crown Holdings, Inc. (a)	7,300	209,218
Pharmaceuticals – 3.4%
Abbott Laboratories	22,650	1,183,236
Allergan, Inc.	3,000	199,590
AmerisourceBergen Corp.	9,002	276,001
Astellas Pharma, Inc.	7,170	259,191
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,200	60,840
Bayer AG	4,500	313,485
Bristol-Myers Squibb Co.	124,688	3,380,292
Cardinal Health, Inc.	1,277	42,192
Cephalon, Inc. (a)	500	31,220
Eli Lilly & Co.	7,500	273,975
Endo Pharmaceuticals Holdings, Inc. (a)	2,218	73,726
Forest Laboratories, Inc. (a)	3,255	100,677
Gilead Sciences, Inc. (a)	15,582	554,875
GlaxoSmithKline PLC ADR (United Kingdom)	1,100	43,472
Hospira, Inc. (a)	700	39,907
King Pharmaceuticals, Inc. (a)	3,337	33,237
Kyowa Hakko Kirin Co. Ltd.	25,810	255,952
Mead Johnson Nutrition Co. Class A	15,432	878,235
Medco Health Solutions, Inc. (a)	12,035	626,542
Merck & Co., Inc.	56,396	2,075,937
Mitsubishi Tanabe Pharma Corp.	14,100	229,553
Mylan, Inc. (a)	1,629	30,642
Novartis AG	11,690	674,860
Perrigo Co.	7,400	475,228
Pfizer, Inc.	139,768	2,399,817
PharMerica Corp. (a)	200	1,906
Roche Holding AG	2,920	399,429

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sanofi-Aventis ADR (France)	1,300	$43,225
Sanofi-Aventis	9,100	605,809
Shionogi & Co. Ltd.	16,860	308,581
Shire PLC Sponsored ADR (United Kingdom)	400	26,912
Sinopharm Group Co.	49,500	203,875
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	15,085	795,734
		16,898,153
Pipelines – 0.2%
China Gas Holdings Ltd.	70,200	37,833
El Paso Corp.	87,497	1,083,213
The Williams Cos., Inc.	2,000	38,220
		1,159,266
Real Estate – 0.5%
AFI Development PLC GDR (Cyprus) (a) (k)	74,000	63,253
Capitaland Ltd.	66,800	205,886
Cheung Kong Holdings	28,300	428,560
Cyrela Brazil Realty SA	48,100	678,762
LSR Group GDR (Russia) (a) (b)	79,800	430,920
NTT Urban Development Corp.	100	84,210
The St. Joe Co. (a)	14,100	350,667
		2,242,258
Real Estate Investment Trusts (REITS) – 0.2%
The Link REIT	286,933	849,669
Parkway Life REIT	5,800	7,052
Simon Property Group, Inc.	3,200	296,768
		1,153,489
Retail – 0.9%
Advance Auto Parts, Inc.	777	45,594
CVS Caremark Corp.	18,412	579,426
Darden Restaurants, Inc.	800	34,224
Dollar Tree, Inc. (a)	1,050	51,198
The Gap, Inc.	2,284	42,574
Hanesbrands, Inc. (a)	582	15,050
Limited Brands, Inc.	1,542	41,295
McDonald's Corp.	7,354	547,947
Polo Ralph Lauren Corp.	400	35,944
Ports Design Ltd.	1,200	3,295
Ross Stores, Inc.	800	43,696
Sears Holdings Corp. (a)	400	28,856
Seven & I Holdings Co. Ltd.	31,014	727,426
Target Corp.	800	42,752
The TJX Cos., Inc.	1,000	44,630
Wal-Mart Stores, Inc.	32,752	1,752,887
Zhongsheng Group Holdings Ltd. (a)	147,700	357,426
		4,394,220
Semiconductors – 0.9%
Advanced Micro Devices, Inc. (a)	42,000	298,620
Altera Corp.	1,600	48,256
Analog Devices, Inc.	2,900	91,002
Broadcom Corp. Class A	5,032	178,082
Intel Corp.	57,628	1,108,186
LSI Corp. (a)	2,575	11,742
MediaTek, Inc.	14,027	197,249
Micron Technology, Inc. (a)	4,500	32,445
National Semiconductor Corp.	2,224	28,400
Rohm Co. Ltd.	5,160	318,860
Samsung Electronics Co. Ltd.	1,400	954,038
Taiwan Semiconductor Manufacturing Co. Ltd.	317,000	628,866
Texas Instruments, Inc.	27,634	749,987
Xilinx, Inc.	1,314	34,966
		4,680,699
Shipbuilding – 0.0%
SembCorp Marine Ltd.	56,430	168,803
Software – 1.4%
Adobe Systems, Inc. (a)	5,600	146,440
Autodesk, Inc. (a)	1,300	41,561
BMC Software, Inc. (a)	1,800	72,864
CA, Inc.	36,949	780,363
Electronic Arts, Inc. (a)	23,613	387,962
Fidelity National Information Services, Inc.	1,496	40,586
Intuit, Inc. (a)	1,100	48,191
Microsoft Corp. (d)	161,853	3,963,780
Novell, Inc. (a)	6,900	41,193
Oracle Corp.	57,341	1,539,606
		7,062,546
Telecommunications – 5.8%
Amdocs Ltd. (a)	1,557	44,624
America Movil SAB de C.V. Sponsored ADR (Mexico)	13,400	714,622
American Tower Corp. Class A (a)	9,629	493,583
AT&T, Inc. (d)	104,034	2,975,372
Axiata Group (a)	166,400	235,510
BCE, Inc.	1,300	42,250
BT Group PLC	57,300	126,261
CenturyTel, Inc.	6,759	266,710
China Communications Services Corp. Ltd.	4,800	2,841
China Mobile Ltd.	137,400	1,405,745
China Telecom Corp. Ltd. Class H	409,300	224,613
China Unicom Ltd.	140,500	204,409
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	27,130	608,255
Chunghwa Telecom Co. Ltd.	139,636	312,713
Cisco Systems, Inc. (a)	62,362	1,365,728
Comverse Technology, Inc. (a)	29,367	197,640
Corning, Inc.	69,508	1,270,606
Deutsche Telekom AG Sponsored ADR (Germany)	3,000	40,890
Extreme Networks (a)	900	2,799
Far EasTone Telecommunications Co. Ltd.	187,000	262,148
France Telecom SA	29,287	632,199
General Communication, Inc. Class A (a)	2,700	26,919
Harris Corp.	1,300	57,577
JDS Uniphase Corp. (a)	4,000	49,560
KDDI Corp.	192	919,508
Koninklijke KPN NV	18,044	278,657
KT Corp.	1,720	68,970
KT Corp. Sponsored ADR (Republic of Korea)	26,460	541,372
Millicom International Cellular SA	1,500	143,925
MobileOne Ltd.	140,300	233,592
Motorola, Inc. (a)	58,200	496,446
NII Holdings, Inc. (a)	1,000	41,100
Nippon Telegraph & Telephone Corp.	11,770	512,315
Nokia OYJ Sponsored ADR (Finland)	3,800	38,114
NTT DoCoMo, Inc.	930	1,552,065

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	4,200	$251,412
Polycom, Inc. (a)	20,325	554,466
QUALCOMM, Inc.	45,445	2,050,478
Qwest Communications International, Inc.	104,235	653,553
Singapore Telecommunications Ltd.	256,728	614,704
SK Telecom Co. Ltd.	3,230	485,815
Sprint Nextel Corp. (a)	40,828	189,034
Telecom Egypt	127,924	393,070
Telecom Italia SpA	130,400	181,585
Telefonica SA	16,290	403,156
Telefonica SA Sponsored ADR (Spain)	2,400	177,960
Telekom Austria AG	8,800	131,971
Telekom Malaysia	72,400	80,181
Telekomunikasi Indonesia Tbk PT	485,400	501,199
Tellabs, Inc.	3,300	24,585
Telstra Corp. Ltd.	93,016	234,911
TELUS Corp.	4,300	190,972
Turk Telekomunikasyon AS	72,420	324,007
Turkcell Iletisim Hizmetleri AS	31,154	208,721
Verizon Communications, Inc.	66,309	2,161,010
VimpelCom Ltd. Sponsored ADR (Bermuda) (a)	27,400	406,890
Vivo Participacoes SA Sponsored ADR (Brazil)	32,700	888,459
Vodafone Group PLC	307,800	762,919
Vodafone Group PLC Sponsored ADR (United Kingdon)	22,700	563,187
Windstream Corp.	6,016	73,937
		28,897,820
Textiles – 0.1%
Kuraray Co. Ltd.	20,610	260,669
Toys, Games & Hobbies – 0.1%
Mattel, Inc.	17,127	401,800
Nintendo Co. Ltd.	930	232,253
		634,053
Transportation – 1.2%
American Commercial Lines, Inc. (a)	10,500	292,740
Canadian Pacific Railway Ltd.	7,402	451,004
Canadian Pacific Railway Ltd.	7,762	473,961
China South Locomotive and Rolling Stock Corp.	123,700	117,480
Container Corp. of India Ltd.	3,660	105,782
East Japan Railway	16,777	1,013,240
Guangshen Railway Co. Ltd.	497,800	183,920
Mitsui O.S.K. Lines Ltd.	37,450	235,915
Novorossiysk Commercial Sea Port GDR (Russia) (a) (k)	65,600	621,888
Ryder System, Inc.	900	38,493
Tianjin Port Development Holdings Ltd.	1,485,500	348,402
Union Pacific Corp.	22,202	1,816,124
Viterra, Inc. (a)	12,600	109,911
West Japan Railway Co.	100	358,700
		6,167,560
Water – 0.1%
American Water Works Co., Inc.	10,977	255,435
TOTAL COMMON STOCK (Cost $269,045,689)		275,797,798
CONVERTIBLE PREFERRED STOCK – 0.4%
Agriculture – 0.0%
Bunge Ltd. 4.875%	1,100	97,900
Insurance – 0.0%
XL Group PLC 10.750%	3,400	107,032
Oil & Gas – 0.1%
Apache Corp. Class D 6.000%	5,600	324,800
Pharmaceuticals – 0.1%
Mylan, Inc. 6.500%	550	614,350
Pipelines – 0.2%
El Paso Corp. (b) 4.990%	100	115,125
El Paso Corp. 4.990%	618	711,473
		826,598
Savings & Loans – 0.0%
Omnicare Capital Trust II 4.000%	4,900	181,251
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,959,399)		2,151,931
PREFERRED STOCK – 0.8%
Auto Manufacturers – 0.1%
Volkswagen AG 1.800%	4,798	578,630
Banks – 0.2%
HSBC Holdings PLC 8.000%	15,000	404,700
Itau Unibanco Holding SA 2.240%	21,600	515,055
		919,755
Diversified Financial – 0.0%
Citigroup Capital XIII 7.875%	5,133	128,325
Foods – 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 0.980%	24,324	836,263
Iron & Steel – 0.0%
Usinas Siderurgicas de Minas Gerais SA Class A 3.030%	10,600	141,775
Media – 0.1%
NET Servicos de Comunicacao SA (a) 0.000%	19,900	259,127
Mining – 0.1%
Vale SA Class A 3.090%	29,500	804,767

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation – 0.1%
All America Latina Logistica SA 0.060%	24,900	$251,024
TOTAL PREFERRED STOCK (Cost $3,646,958)		3,919,666
TOTAL EQUITIES (Cost $274,652,046)		281,869,395
	Principal Amount
BONDS & NOTES – 29.8%
CORPORATE DEBT – 12.6%
Agriculture – 0.1%
Wilmar International Ltd., Convertible 0.000% 12/18/12	$400,000	519,253
Auto Manufacturers – 0.1%
Hyundai Motor Manufacturing Czech (b) 4.500% 4/15/15	253,000	261,290
Automotive & Parts – 0.0%
Compagnie Generale des Etablissements Michelin, Convertible EUR (e) 0.000% 1/01/17	120,000	185,872
Banks – 1.3%
Banco do Brasil SA/Cayman (b) 4.500% 1/22/15	226,000	237,017
Banco Santander Brasil (b) 4.500% 4/06/15	170,000	174,691
BBVA Bancomer SA/Texas (b) 7.250% 4/22/20	379,000	407,138
DBS Capital Funding Corp. VRN (k) 7.657% 3/31/49	35,000	35,569
Export-Import Bank of Korea 4.125% 9/09/15	900,000	945,328
Hana Bank (b) 4.500% 10/30/15	137,000	143,200
Korea Development Bank 4.375% 8/10/15	919,000	974,856
Kreditanstalt fuer Wiederaufbau, Convertible EUR (e) 3.250% 6/27/13	900,000	1,283,976
Lloyds TSB Bank PLC STEP GBP (e) 13.000% 1/21/29	465,000	870,365
The Mie Bank Ltd., Convertible JPY (e) 1.000% 10/31/11	5,000,000	59,769
UBS AG/Stamford CT 4.875% 8/04/20	1,339,000	1,411,868
		6,543,777
Beverages – 0.0%
Central European Distribution Corp., Convertible 3.000% 3/15/13	62,000	56,110
Cott Beverages USA, Inc. (b) 8.125% 9/01/18	76,000	80,465
		136,575
Biotechnology – 0.5%
Amgen, Inc., Convertible 0.375% 2/01/13	810,000	802,912
Amylin Pharmaceuticals, Inc., Convertible 3.000% 6/15/14	579,000	526,890
Gilead Sciences, Inc., Convertible 0.500% 5/01/11	187,000	192,143
Gilead Sciences, Inc., Convertible 0.625% 5/01/13	671,000	737,261
Gilead Sciences, Inc., Convertible (b) 1.625% 5/01/16	153,000	156,060
		2,415,266
Building Materials – 0.1%
Building Materials Corp. of America (b) 6.875% 8/15/18	114,000	112,005
Texas Industries, Inc. (b) 9.250% 8/15/20	284,000	294,650
		406,655
Chemicals – 0.1%
CF Industries, Inc. 7.125% 5/01/20	264,000	288,750
Phibro Animal Health Corp. (b) 9.250% 7/01/18	54,000	55,890
		344,640
Coal – 0.2%
Bumi Investment Pte Ltd. (b) 10.750% 10/06/17	251,000	251,000
Consol Energy, Inc. (b) 8.000% 4/01/17	625,000	676,562
Gujarat NRE Coke Ltd., Convertible 0.000% 4/12/11	100,000	136,375
		1,063,937
Commercial Services – 0.0%
Hertz Corp. (b) 7.500% 10/15/18	193,000	193,000
Computers – 0.4%
SanDisk Corp., Convertible 1.000% 5/15/13	1,379,000	1,265,233
Sungard Data Systems, Inc. 9.125% 8/15/13	113,000	115,401
Telvent GIT SA, Convertible (b) 5.500% 4/15/15	352,000	353,760
		1,734,394
Cosmetics & Personal Care – 0.0%
Alberto-Culver Co. 5.150% 6/01/20	90,000	96,576
Diversified Financial – 0.4%
Ford Motor Credit Co. LLC 6.625% 8/15/17	116,000	123,591
Ford Motor Credit Co. LLC 7.000% 4/15/15	100,000	106,858
Ford Motor Credit Co. LLC 8.000% 12/15/16	200,000	226,074

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Magyar Nemzeti Vagyonkezel Zrt, Series E, Convertible EUR (e) 4.400% 9/25/14	$200,000	$268,872
Pinafore LLC/Pinafore, Inc. (b) 9.000% 10/01/18	75,000	78,750
TNK-BP Finance SA (b) 6.625% 3/20/17	486,000	514,552
TNK-BP Finance SA (b) 7.500% 7/18/16	200,000	222,000
TNK-BP Finance SA (b) 7.875% 3/13/18	536,000	604,340
		2,145,037
Electric – 0.3%
The AES Corp. GBP (e) 8.375% 3/01/11	44,000	70,938
Calpine Corp. (b) 7.875% 7/31/20	184,000	189,060
Korea Electric Power Corp. STEP 0.000% 4/01/16	409,000	306,290
Korea Electric Power Corp. (k) 5.125% 4/23/34	508,000	546,514
NRG Energy, Inc. (b) 8.250% 9/01/20	189,000	194,906
		1,307,708
Electrical Components & Equipment – 0.3%
Suzlon Energy Ltd., Convertible 0.000% 6/12/12	325,000	328,433
Suzlon Energy Ltd., Convertible 0.000% 10/11/12	498,000	500,739
Suzlon Energy Ltd., Convertible (Acquired 12/02/09, Cost $427,800) (f) 0.000% 7/25/14	465,000	380,965
		1,210,137
Electronics – 0.0%
Thermo Fisher Scientific, Inc. 3.200% 5/01/15	167,000	176,035
Engineering & Construction – 0.0%
Jaiprakash Associates Ltd., Convertible 0.000% 9/12/12	100,000	127,000
Foods – 0.3%
Kraft Foods, Inc. 2.625% 5/08/13	324,000	335,803
Kraft Foods, Inc. 4.125% 2/09/16	693,000	749,618
Olam International Ltd., Convertible 6.000% 10/15/16	400,000	545,880
		1,631,301
Forest Products & Paper – 0.2%
Sino Forest Corp., Convertible (k) 5.000% 8/01/13	47,000	53,345
Sino-Forest Corp. (b) 10.250% 7/28/14	41,000	47,560
Sino-Forest Corp., (Acquired 12/02/19, Cost $1,082,093), Convertible (b) (f) 5.000% 8/01/13	918,000	1,032,750
		1,133,655
Health Care — Products – 0.5%
Fresenius Finance Jersey Ltd. EUR (e) 5.625% 8/14/11	200,000	333,717
Hologic, Inc., Convertible STEP 2.000% 12/15/37	1,883,000	1,741,775
Kinetic Concepts, Inc., Convertible (b) 3.250% 4/15/15	110,000	110,138
SonoSite, Inc., Convertible 3.750% 7/15/14	114,000	127,252
		2,312,882
Health Care — Services – 0.1%
LifePoint Hospitals, Inc., Convertible 3.250% 8/15/25	349,000	340,711
LifePoint Hospitals, Inc., Convertible 3.500% 5/15/14	78,000	77,610
		418,321
Holding Company — Diversified – 0.5%
Hutchison Whampoa International Ltd. (k) 4.625% 9/11/15	565,000	603,872
Hutchison Whampoa International Ltd. (b) 4.625% 9/11/15	365,000	390,154
Hutchison Whampoa International Ltd. (k) 6.250% 1/24/14	165,000	184,181
Hutchison Whampoa International Ltd. (b) 7.625% 4/09/19	386,000	475,523
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (b) (f) 5.500% 11/13/14	618,000	551,565
		2,205,295
Investment Companies – 0.1%
Hongkong Land CB Ltd., Convertible (b) (k) 2.750% 12/21/12	100,000	161,875
Pargesa Netherlands NV, Convertible CHF (e) 1.750% 6/15/14	310,000	300,250
		462,125
Iron & Steel – 0.2%
CSN Islands XII Corp. (b) 7.000% 12/23/49	376,000	369,890
Evraz Group SA (b) 8.875% 4/24/13	140,000	148,918
Evraz Group SA (b) 9.500% 4/24/18	200,000	224,000
Tata Steel Ltd., Convertible 1.000% 9/05/12	300,000	358,875
		1,101,683
Mining – 0.0%
Anglo American PLC, Convertible 4.000% 5/07/14	100,000	155,350
Multi-National – 0.2%
European Investment Bank EUR (e) 3.625% 10/15/11	187,000	261,275
European Investment Bank EUR (e) 4.375% 4/15/13	383,000	560,771
		822,046
Oil & Gas – 1.7%
BP Capital Markets PLC 3.125% 10/01/15	209,000	210,098

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	$1,343,000	$1,032,431
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,149,000	999,630
China Petroleum & Chemical Corp., Convertible HKD (e) 0.000% 4/24/14	5,300,000	758,070
Daylight Energy Ltd. CAD (e) 6.250% 12/31/14	232,000	235,054
KazMunaiGaz Finance BV (b) 9.125% 7/02/18	903,000	1,103,917
KazMunaiGaz Finance Sub BV (b) 7.000% 5/05/20	375,000	413,437
Linn Energy LLC/Linn Energy Finance Corp. (b) 7.750% 2/01/21	377,000	380,299
McMoRan Exploration Co., Convertible 5.250% 10/06/11	146,000	168,082
McMoRan Exploration Co., Convertible (b) 5.250% 10/06/11	83,000	95,554
Pemex Project Funding Master Trust EUR (e) (k) 5.500% 2/24/25	447,000	605,732
PetroBakken Energy Ltd., Convertible (b) (k) 3.125% 2/08/16	900,000	865,125
Petroleos Mexicanos (b) 6.000% 3/05/20	621,000	686,205
Petroleos Mexicanos (b) 6.625% 6/15/35	376,000	410,754
Petroleum Co. of Trinidad & Tobago Ltd. (b) 9.750% 8/14/19	130,000	159,250
SM Energy Co., Convertible 3.500% 4/01/27	445,000	470,587
		8,594,225
Oil & Gas Services – 0.1%
Acergy SA, Convertible 2.250% 10/11/13	100,000	107,782
Helix Energy Solutions Group, Inc., Convertible 3.250% 12/15/25	191,000	175,959
Subsea 7, Inc., Convertible 2.800% 6/06/11	400,000	401,500
		685,241
Packaging & Containers – 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	63,140
Pharmaceuticals – 0.6%
Actelion Finance SCA CHF (e) 0.000% 11/22/11	320,000	330,082
King Pharmaceuticals, Inc., Convertible 1.250% 4/01/26	198,000	185,130
Mylan, Inc. (b) 7.625% 7/15/17	183,000	194,666
Mylan, Inc., Convertible 1.250% 3/15/12	783,000	811,384
Omnicare, Inc., Convertible 3.250% 12/15/35	283,000	243,380
Ranbaxy Laboratories Ltd., Convertible 0.000% 3/18/11	261,000	322,457
Shire PLC, Convertible 2.750% 5/09/14	555,000	557,775
Valeant Pharmaceuticals International (b) 6.750% 10/01/17	151,000	154,020
Valeant Pharmaceuticals International (b) 7.000% 10/01/20	226,000	231,085
		3,029,979
Real Estate – 1.1%
CapitaLand Ltd., Convertible SGD (e) 2.100% 11/15/16	500,000	378,938
CapitaLand Ltd., Convertible SGD (e) 2.950% 6/20/22	2,000,000	1,416,085
CapitaLand Ltd., Convertible SGD (e) 3.125% 3/05/18	1,750,000	1,365,499
Keppel Land Ltd., Convertible SGD (e) 2.500% 6/23/13	200,000	156,586
Pyrus Ltd., Convertible (Acquired 12/20/10, Cost $500,000) (f) (k) 7.500% 12/20/15	500,000	500,000
Yanlord Land Group Ltd. (b) 9.500% 5/04/17	377,000	393,022
Yanlord Land Group Ltd., Convertible SGD (e) 5.850% 7/13/14	750,000	594,614
Ying Li International Real Estate Ltd., Convertible SGD (e) 4.000% 3/03/15	750,000	488,548
		5,293,292
Real Estate Investment Trusts (REITS) – 0.0%
Host Hotels & Resorts LP Series J 7.125% 11/01/13	26,000	26,455
Savings & Loans – 1.3%
Aldar Funding Ltd., Convertible 5.767% 11/10/11	223,000	217,983
Cherating Capital Ltd., Convertible VRN 2.000% 7/05/12	500,000	591,250
Dana Gas Sukuk Ltd., Convertible 7.500% 10/31/12	2,780,000	2,657,958
IOI Capital Bhd, Convertible 0.000% 12/18/11	449,000	569,107
Paka Capital Ltd., Convertible 0.000% 3/12/13	300,000	308,550
Rafflesia Capital Ltd., Convertible VRN 1.250% 10/04/11	800,000	1,080,323

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Zeus Cayman, Convertible JPY (e) 0.000% 8/19/13	$106,000,000	$1,253,740
		6,678,911
Semiconductors – 0.7%
Advanced Micro Devices, Inc. 8.125% 12/15/17	142,000	149,810
Advanced Micro Devices, Inc., Convertible 6.000% 5/01/15	1,514,000	1,489,397
ASM International NV, Convertible (k) 4.250% 12/06/11	19,000	24,178
ASM International NV, Convertible (b) 4.250% 12/06/11	55,000	69,369
Intel Corp., Convertible 2.950% 12/15/35	604,000	597,205
Intel Corp., Convertible (b) 3.250% 8/01/39	1,091,000	1,273,742
		3,603,701
Telecommunications – 1.1%
GCI, Inc. 7.250% 2/15/14	194,000	197,880
Insight Communications Co., Inc. (b) 9.375% 7/15/18	245,000	260,313
Intelsat Subsidiary Holding Co. SA 8.500% 1/15/13	266,000	268,993
Intelsat Subsidiary Holding Co. SA 8.875% 1/15/15	41,000	42,435
MetroPCS Wireless, Inc. 7.875% 9/01/18	22,000	22,660
Reliance Communications Ltd., Convertible 0.000% 3/01/12	1,400,000	1,613,500
Reliance Communications Ltd., Convertible 0.000% 5/10/11	503,000	612,402
SBA Communications Corp., Convertible 1.875% 5/01/13	281,000	315,422
SBA Communications Corp., Convertible 4.000% 10/01/14	177,000	259,526
Telemovil Finance Co. Ltd. (b) 8.000% 10/01/17	301,000	308,886
UBS Luxembourg SA for OJSC Vimpel Communications (k) 8.250% 5/23/16	300,000	327,000
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (b) 9.125% 4/30/18	850,000	972,400
		5,201,417
Transportation – 0.1%
Nagoya Railroad Co. Ltd., Convertible JPY (e) 0.000% 3/30/12	2,000,000	23,977
Viterra, Inc. (b) 5.950% 8/01/20	382,000	384,021
		407,998
TOTAL CORPORATE DEBT (Cost $59,414,783)		62,694,169
FLOATING RATE LOAN INTEREST – 0.2%
Coal – 0.1%
Bumi Resources Tbk 10.258% 10/08/12	500,000	500,000
Mining – 0.1%
Mult Daer Bersain Pt Term Loan 7.538% 4/13/12	428,984	424,695
TOTAL FLOATING RATE LOAN INTEREST (Cost $924,234)		924,695
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.0%
Student Loans ABS – 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB 0.000% 12/15/17	100,000	30,000
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,000)		30,000
SOVEREIGN DEBT OBLIGATIONS – 7.6%
Australia Government Bond AUD (e) 5.750% 6/15/11	902,000	875,950
Brazil Notas do Tesouro Nacional Serie F BRL (e) 10.000% 1/01/21	4,415,000	2,330,013
Bundesrepublik Deutschland EUR (e) 3.500% 7/04/19	1,334,000	2,002,812
Bundesrepublik Deutschland EUR (e) 4.000% 7/04/16	2,293,000	3,509,413
Bundesrepublik Deutschland EUR (e) 4.000% 1/04/18	741,000	1,144,191
Bundesrepublik Deutschland EUR (e) 4.250% 7/04/18	477,000	749,726
Canadian Government Bond CAD (e) 3.500% 6/01/20	752,000	775,923
Canadian Government Bond CAD (e) 4.000% 6/01/16	455,000	485,873
Deutsche Bundesrepublik Inflation Linked EUR (e) 1.500% 4/15/16	320,790	468,323
Federal Republic of Germany (b) 1.500% 9/21/12	1,431,000	1,456,714
Malaysia Government Bond MYR (e) 3.461% 7/31/13	4,116,000	1,343,859
Malaysia Government Bond MYR (e) 3.756% 4/28/11	2,800,000	911,279
Netherlands Government Bond EUR (e) 3.750% 7/15/14	312,000	461,851
New Zealand Government Bond NZD (e) 6.204% 2/15/16	276,000	313,172
Poland Government Bond PLN (e) 3.000% 8/24/16	2,221,186	757,352

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Brazil BRL (e) 10.000% 1/01/17	$11,276,000	$6,141,096
Republic of Germany EUR (e) 4.250% 7/04/17	1,541,000	2,408,846
Socialist Republic of Vietnam (k) 6.750% 1/29/20	100,000	110,250
Svensk Exportkredit AB VRN 10.500% 9/29/15	410,600	292,459
Turkey Government Bond TRY (e) 4.000% 4/01/20	395,974	282,273
Turkey Government Bond TRY (e) 10.000% 1/09/13	357,000	255,228
Turkey Government Bond TRY (e) 10.500% 1/15/20	1,199,000	910,230
Ukraine Government Bond (b) 6.875% 9/23/15	301,000	301,750
Ukraine Government Bond (b) 7.750% 9/23/20	301,000	302,129
United Kingdom Gilt GBP (e) 4.250% 3/07/11	1,889,000	3,018,482
United Kingdom Gilt GBP (e) 4.750% 3/07/20	3,391,170	6,119,135
		37,728,329
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $37,810,947)		37,728,329
STRUCTURED NOTES – 0.0%
Diversified Financial – 0.0%
UBS AG Jersey (b) 0.000% 12/01/10	40,873	40,669
TOTAL STRUCTURED NOTES (Cost $40,894)		40,669
U.S. TREASURY OBLIGATIONS – 9.4%
U.S. Treasury Bonds & Notes – 9.4%
U.S. Treasury Inflation Index 2.375% 1/15/27	980,729	1,131,227
U.S. Treasury Note 0.875% 1/31/12	918,000	924,742
U.S. Treasury Note 1.375% 2/15/13	7,849,000	8,007,513
U.S. Treasury Note 1.375% 3/15/13	774,000	789,994
U.S. Treasury Note 2.125% 11/30/14	2,593,700	2,711,430
U.S. Treasury Note 2.250% 1/31/15	2,941,000	3,086,901
U.S. Treasury Note 2.375% 2/28/15	4,075,000	4,299,125
U.S. Treasury Note 2.500% 3/31/15	3,618,000	3,836,917
U.S. Treasury Note 2.625% 12/31/14	4,992,700	5,320,346
U.S. Treasury Note 2.625% 2/29/16	1,227,300	1,304,677
U.S. Treasury Note (g) 3.500% 5/15/20	11,357,000	12,329,887
U.S. Treasury Note 4.875% 5/31/11	2,940,900	3,031,597
		46,774,356
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,816,975)		46,774,356
TOTAL BONDS & NOTES (Cost $143,009,833)		148,192,218
	Number of Shares
MUTUAL FUNDS – 3.8%
Diversified Financial – 3.8%
BlackRock Liquidity Funds TempFund Portfolio	545,994	545,994
Consumer Staples Select Sector SPDR Fund	16,201	451,522
Dragon Capital - Vietnam Enterprise Investments Ltd. (a)	36,880	81,136
Energy Select Sector SPDR Fund	49,351	2,766,617
Financial Select Sector SPDR Fund	58,591	840,781
Health Care Select Sector SPDR Fund	16,220	494,385
iShares Dow Jones US Telecommunications Sector Index Fund	9,117	198,659
Market Vectors - Gold Miners ETF	193,505	10,822,735
SPDR KBW Regional Banking ETF	10,401	238,287
Technology Select Sector SPDR Fund	44,500	1,024,390
Utilities Select Sector SPDR Fund	43,800	1,373,130
Vanguard Telecommunication Services ETF	300	18,828
Vinaland Ltd. (a)	190,740	154,762
		19,011,226
TOTAL MUTUAL FUNDS (Cost $17,546,224)		19,011,226
WARRANTS – 0.0%
Auto Manufacturers – 0.0%
Ford Motor Co., Expires 1/01/13, Strike 9.20 (a)	44,770	192,063
Banks – 0.0%
Bank of America Corp., Expires 1/16/19, Strike 13.30 (a)	22,509	146,083
Mining – 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	20,487
TOTAL WARRANTS (Cost $445,173)		358,633
PURCHASED OPTIONS – 0.0%
Computers – 0.0%
Apple, Inc., Call, Expires 10/16/10, Strike 250.00	500	17,450
Transportation – 0.0%
American Commercial Lines, Call, Expires 12/18/10, Strike 30.00	1,400	2,240
TOTAL PURCHASED OPTIONS (Cost $13,554)		19,690
STRUCTURED OPTIONS (OVER THE COUNTER TRADED) – 0.0%
Diversified Financial – 0.0%
DJ Euro Stoxx 50, Expires 9/16/11, Broker JP Morgan Chase Bank (h)	763	77,372

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DJ Euro Stoxx 50, Expires 8/05/11, Broker Credit Suisse (i)	602	$(51,670)
MSCI Europe ex-UK, Expires 9/01/11, Broker Deutsche Bank (j)	31,244	37,038
62,740
TOTAL STRUCTURED OPTIONS (OVER THE COUNTER TRADED) (Cost $0)		62,740
TOTAL LONG-TERM INVESTMENTS (Cost $435,666,830)		449,513,902
Principal Amount
SHORT-TERM INVESTMENTS – 11.1%
U.S. Treasury Bills – 11.1%
U.S. Treasury Bill 0.010% 11/12/10	$9,726,000	9,724,305
U.S. Treasury Bill 0.010% 11/18/10	1,865,000	1,864,630
U.S. Treasury Bill 0.010% 11/26/10	13,951,000	13,948,266
U.S. Treasury Bill 0.010% 12/02/10	7,465,000	7,463,140
U.S. Treasury Bill 0.010% 12/09/10	19,120,000	19,115,014
U.S. Treasury Bill 0.010% 12/16/10	2,940,000	2,939,131
55,054,486
Time Deposits – 0.0%
Brown Brothers Time Deposit 0.030% 10/01/10	1,024	1,024
TOTAL SHORT-TERM INVESTMENTS (Cost $55,055,510)		55,055,510
TOTAL INVESTMENTS – 101.2% (Cost $490,722,340) (l)		504,569,412
Other Assets/ (Liabilities) – (1.2)%		(5,876,341)
NET ASSETS – 100.0%		$498,693,071

Notes to Portfolio of Investments
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TRY	New Turkish Lira
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $19,813,171 or 3.97% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	These securities are held as collateral for written options. (Note 2).
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $2,465,280 or 0.49% of net assets.
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	JP Morgan DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,622.91. Each unit contains (a) one written put on the index at a strike price of 2,461.601 and (b) 1.1 call options on the index with a strike of 2,622.91. The Fund holds 763 units of the structure. On September 30, 2010, the DJ EuroStoxx 50 Index was 2,747.90. At this time, the value of the structured option was $77,372 based on a price of $101.47 per unit. The option expires on September 16, 2011.
(i)	Credit Suisse International DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,819.34. Each unit contains (a) one written put on the index at a strike price of 2,650.18 and (b) one call option on the index with a strike of 2,819.34. The Fund holds 602 units of the structure. On September 30, 2010, the DJ EuroStoxx 50 Index was 2,747.90. At this time, the value of the structured option was ($51,670) based on a price of ($85.83) per unit. The option expires on August 5, 2011.
(j)	Deutsche Bank MSCI Europe ex-UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex-UK Index, with an initial reference strike of 96.0170. Each unit contains (a) one written put on the index at a strike price of 90.7361 and (b) one call option on the index with a strike 96.0170. The Fund holds 31,244 units of the structure. On September 30, 2010, the MSCI Europe ex-UK Index was 97.27. At this time, the value of the structured option was $37,038 based on a price of $1.1854 per unit. The option expires on September 1, 2011.
(k)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2010, these securities amounted to a value of $5,132,510 or 1.03% of net assets.
(l)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.4%
COMMON STOCK – 98.4%
Advertising – 0.8%
Omnicom Group, Inc.	54,799	$2,163,464
Aerospace & Defense – 2.7%
General Dynamics Corp.	12,800	803,968
Lockheed Martin Corp.	8,800	627,264
Northrop Grumman Corp.	53,813	3,262,682
Raytheon Co.	12,400	566,804
Spirit AeroSystems Holdings, Inc. Class A (a)	4,400	87,692
United Technologies Corp.	31,100	2,215,253
		7,563,663
Agriculture – 1.7%
Altria Group, Inc.	53,100	1,275,462
Archer-Daniels-Midland Co.	15,600	497,952
Lorillard, Inc.	5,200	417,612
Philip Morris International, Inc.	35,000	1,960,700
Reynolds American, Inc.	9,500	564,205
		4,715,931
Airlines – 0.1%
Southwest Airlines Co.	22,200	290,154
Apparel – 0.1%
VF Corp.	3,900	315,978
Automotive & Parts – 1.0%
The Goodyear Tire & Rubber Co. (a)	71,586	769,550
Johnson Controls, Inc.	65,534	1,998,787
		2,768,337
Banks – 8.0%
Bank of America Corp.	327,519	4,293,774
Bank of New York Mellon Corp.	99,668	2,604,325
BOK Financial Corp.	1,700	76,721
Capital One Financial Corp.	11,100	439,005
City National Corp.	1,300	68,991
Comerica, Inc.	13,600	505,240
Fifth Third Bancorp	175,841	2,115,367
PNC Financial Services Group, Inc.	48,005	2,491,940
Regions Financial Corp.	58,800	427,476
State Street Corp.	66,407	2,500,888
U.S. Bancorp	82,112	1,775,261
Wells Fargo & Co.	217,838	5,474,269
		22,773,257
Beverages – 2.1%
Coca-Cola Enterprises, Inc. (a)	91,313	2,830,703
Constellation Brands, Inc. Class A (a)	7,000	123,830
Molson Coors Brewing Co. Class B	4,500	212,490
PepsiCo, Inc.	41,229	2,739,255
		5,906,278
Biotechnology – 1.2%
Amgen, Inc. (a)	56,142	3,093,986
Biogen Idec, Inc. (a)	5,900	331,108
		3,425,094
Chemicals – 1.5%
Air Products & Chemicals, Inc.	29,464	2,440,208
E.I. du Pont de Nemours & Co.	17,300	771,926
Eastman Chemical Co.	1,800	133,200
FMC Corp.	4,200	287,322
Huntsman Corp.	5,600	64,736
International Flavors & Fragrances, Inc.	2,500	121,300
The Lubrizol Corp.	2,100	222,537
RPM International, Inc.	6,000	119,520
The Valspar Corp.	3,200	101,920
		4,262,669
Coal – 0.5%
CONSOL Energy, Inc.	40,696	1,504,124
Commercial Services – 0.4%
Alliance Data Systems Corp. (a)	1,300	84,838
Equifax, Inc.	4,400	137,280
McKesson Corp.	13,600	840,208
Total System Services, Inc.	8,600	131,064
		1,193,390
Computers – 2.2%
Dell, Inc. (a)	49,700	644,112
Hewlett-Packard Co.	49,642	2,088,439
International Business Machines Corp.	25,800	3,460,812
Lexmark International, Inc. Class A (a)	1,500	66,930
		6,260,293
Cosmetics & Personal Care – 1.0%
The Estee Lauder Cos., Inc. Class A	20,599	1,302,475
The Procter & Gamble Co.	24,009	1,439,820
		2,742,295
Distribution & Wholesale – 0.0%
Ingram Micro, Inc. Class A (a)	6,300	106,218
Diversified Financial – 6.9%
Ameriprise Financial, Inc.	67,011	3,171,631
Citigroup, Inc. (a)	577,004	2,250,315
Discover Financial Services	119,718	1,996,896
The Goldman Sachs Group, Inc.	5,800	838,564
JP Morgan Chase & Co.	228,613	8,703,297
Legg Mason, Inc.	68,384	2,072,719
The NASDAQ OMX Group, Inc. (a)	4,900	95,207
NYSE Euronext	6,400	182,848
Raymond James Financial, Inc.	5,200	131,716
SLM Corp. (a)	19,700	227,535
		19,670,728
Electric – 4.3%
Alliant Energy Corp.	3,400	123,590
Calpine Corp. (a)	122,695	1,527,553
CMS Energy Corp.	10,700	192,814
Consolidated Edison, Inc.	7,900	380,938
Constellation Energy Group, Inc.	6,200	199,888
Dominion Resources, Inc.	14,400	628,704
DPL, Inc.	3,700	96,681
DTE Energy Co.	7,200	330,696
Duke Energy Corp.	55,800	988,218
Edison International	14,100	484,899
Entergy Corp.	6,000	459,180
Great Plains Energy, Inc.	3,300	62,370

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Integrys Energy Group, Inc.	2,400	$124,944
NextEra Energy, Inc.	7,600	413,364
Northeast Utilities	3,200	94,624
NV Energy, Inc.	11,000	144,650
OGE Energy Corp.	3,400	135,558
Pepco Holdings, Inc.	5,100	94,860
PG&E Corp.	6,800	308,856
Pinnacle West Capital Corp.	4,100	169,207
PPL Corp.	73,042	1,988,934
Progress Energy, Inc.	4,200	186,564
Public Service Enterprise Group, Inc.	71,032	2,349,738
SCANA Corp.	3,200	129,024
TECO Energy, Inc.	6,700	116,044
Westar Energy, Inc.	3,800	92,074
Xcel Energy, Inc.	15,100	346,847
		12,170,819
Electrical Components & Equipment – 0.4%
Energizer Holdings, Inc. (a)	15,762	1,059,679
Hubbell, Inc. Class B	2,300	116,725
Molex, Inc.	2,700	56,511
		1,232,915
Electronics – 0.1%
Arrow Electronics, Inc. (a)	5,400	144,342
Avnet, Inc. (a)	7,000	189,070
		333,412
Engineering & Construction – 0.9%
ABB Ltd. Sponsored ADR (Switzerland) (a)	68,066	1,437,554
Foster Wheeler AG (a)	44,212	1,081,425
KBR, Inc.	3,800	93,632
URS Corp. (a)	1,500	56,970
		2,669,581
Foods – 2.4%
Campbell Soup Co.	13,300	475,475
ConAgra Foods, Inc.	91,825	2,014,641
Corn Products International, Inc.	2,900	108,750
Del Monte Foods Co.	13,800	180,918
General Mills, Inc.	17,400	635,796
Hormel Foods Corp.	4,200	187,320
The J.M. Smucker Co.	3,700	223,961
Kellogg Co.	38,114	1,925,138
The Kroger Co.	15,500	335,730
Ralcorp Holdings, Inc. (a)	1,300	76,024
Safeway, Inc.	9,300	196,788
Sara Lee Corp.	27,400	367,982
Tyson Foods, Inc. Class A	14,100	225,882
		6,954,405
Forest Products & Paper – 0.6%
Domtar Corp.	1,200	77,496
MeadWestvaco Corp.	8,000	195,040
Weyerhaeuser Co.	88,088	1,388,267
		1,660,803
Gas – 0.4%
AGL Resources, Inc.	3,600	138,096
Atmos Energy Corp.	3,200	93,600
Energen Corp.	3,300	150,876
NiSource, Inc.	12,800	222,720
Sempra Energy	4,700	252,860
Southern Union Co.	5,800	139,548
UGI Corp.	2,700	77,247
		1,074,947
Health Care — Products – 3.5%
Becton, Dickinson & Co.	6,000	444,600
Covidien PLC	61,805	2,483,943
Johnson & Johnson	71,350	4,420,846
Kinetic Concepts, Inc. (a)	2,500	91,450
Medtronic, Inc.	50,852	1,707,610
St. Jude Medical, Inc. (a)	8,000	314,720
Zimmer Holdings, Inc. (a)	10,600	554,698
		10,017,867
Health Care — Services – 2.5%
Aetna, Inc.	14,000	442,540
CIGNA Corp.	9,300	332,754
Community Health Systems, Inc. (a)	3,200	99,104
Coventry Health Care, Inc. (a)	4,900	105,497
DaVita, Inc. (a)	3,400	234,702
Health Net, Inc. (a)	3,200	87,008
Humana, Inc. (a)	5,800	291,392
Laboratory Corporation of America Holdings (a)	3,800	298,034
MEDNAX, Inc. (a)	700	37,310
UnitedHealth Group, Inc.	114,497	4,019,990
Universal Health Services, Inc. Class B	3,200	124,352
WellPoint, Inc. (a)	19,300	1,093,152
		7,165,835
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	4,600	108,652
Home Builders – 0.1%
D.R. Horton, Inc.	8,600	95,632
Toll Brothers, Inc. (a)	5,100	97,002
		192,634
Home Furnishing – 0.6%
Harman International Industries, Inc. (a)	42,052	1,404,957
Whirlpool Corp.	2,800	226,688
		1,631,645
Household Products – 0.6%
Avery Dennison Corp.	1,600	59,392
The Clorox Co.	6,700	447,292
Kimberly-Clark Corp.	14,800	962,740
The Scotts Miracle-Gro Co. Class A	1,300	67,249
Tupperware Brands Corp.	1,800	82,368
		1,619,041
Housewares – 0.1%
Newell Rubbermaid, Inc.	12,800	227,968
Insurance – 6.2%
ACE Ltd.	8,300	483,475
Aflac, Inc.	19,000	982,490
Alleghany Corp. (a)	11	3,333
Allied World Assurance Co. Holdings Ltd.	1,200	67,908
The Allstate Corp.	32,200	1,015,910
American Financial Group, Inc.	7,100	217,118
Arch Capital Group Ltd. (a)	3,800	318,440
Assurant, Inc.	6,700	272,690
Axis Capital Holdings Ltd.	8,100	266,814
Berkshire Hathaway, Inc. Class B (a)	25,601	2,116,691
The Chubb Corp.	20,500	1,168,295
Cincinnati Financial Corp.	6,200	178,870
Everest Re Group Ltd.	1,400	121,058

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HCC Insurance Holdings, Inc.	4,300	$112,187
Loews Corp.	28,900	1,095,310
Markel Corp. (a)	500	172,295
Old Republic International Corp.	9,000	124,650
Principal Financial Group, Inc.	7,800	202,176
The Progressive Corp.	39,900	832,713
Prudential Financial, Inc.	11,300	612,234
Reinsurance Group of America, Inc. Class A	2,700	130,383
RenaissanceRe Holdings Ltd.	3,800	227,848
Torchmark Corp.	5,200	276,328
Transatlantic Holdings, Inc.	4,100	208,362
The Travelers Cos., Inc.	64,932	3,382,957
Unum Group	114,841	2,543,728
W.R. Berkley Corp.	5,600	151,592
White Mountains Insurance Group Ltd.	700	215,922
XL Group PLC	11,100	240,426
		17,742,203
Internet – 1.3%
AOL, Inc. (a)	60,058	1,486,435
eBay, Inc. (a)	88,009	2,147,420
IAC/InterActiveCorp (a)	6,500	170,755
		3,804,610
Iron & Steel – 0.0%
Reliance Steel & Aluminum Co.	2,500	103,825
Leisure Time – 0.5%
Carnival Corp.	34,300	1,310,603
Royal Caribbean Cruises Ltd. (a)	6,700	211,251
		1,521,854
Lodging – 0.2%
Wyndham Worldwide Corp.	16,000	439,520
Machinery — Construction & Mining – 0.1%
Joy Global, Inc.	6,000	421,920
Machinery — Diversified – 0.1%
AGCO Corp. (a)	3,100	120,931
Flowserve Corp.	1,900	207,898
		328,829
Manufacturing – 6.0%
3M Co.	13,600	1,179,256
Cooper Industries PLC	3,200	156,576
General Electric Co.	624,073	10,141,186
Honeywell International, Inc.	60,819	2,672,387
ITT Corp.	6,100	285,663
Siemens AG Sponsored ADR (Germany)	24,727	2,606,226
SPX Corp.	2,200	139,216
		17,180,510
Media – 5.1%
CBS Corp. Class B	135,938	2,155,977
Comcast Corp. Class A	240,226	4,343,286
DIRECTV Class A (a)	61,658	2,566,822
DISH Network Corp. Class A	14,700	281,652
News Corp. Class A	66,900	873,714
Time Warner, Inc.	46,700	1,431,355
Viacom, Inc. Class B	80,242	2,903,958
		14,556,764
Mining – 0.0%
Compass Minerals International, Inc.	1,100	84,282
Office Equipment/Supplies – 0.0%
Pitney Bowes, Inc.	3,800	81,244
Oil & Gas – 8.2%
Apache Corp.	9,100	889,616
Chevron Corp.	91,774	7,438,283
ConocoPhillips	49,300	2,831,299
Devon Energy Corp.	8,300	537,342
Exxon Mobil Corp.	62,290	3,848,899
Helmerich & Payne, Inc.	5,100	206,346
Hess Corp.	50,005	2,956,296
Marathon Oil Corp.	17,300	572,630
Newfield Exploration Co. (a)	2,600	149,344
Rowan Cos., Inc. (a)	5,400	163,944
Sunoco, Inc.	3,800	138,700
Total SA Sponsored ADR (France)	66,116	3,411,585
Valero Energy Corp.	13,800	241,638
		23,385,922
Oil & Gas Services – 1.4%
Dresser-Rand Group, Inc. (a)	3,700	136,493
National Oilwell Varco, Inc.	10,200	453,594
Schlumberger Ltd.	49,165	3,029,056
Weatherford International Ltd. (a)	18,100	309,510
		3,928,653
Packaging & Containers – 0.9%
Ball Corp.	4,600	270,710
Crown Holdings, Inc. (a)	4,800	137,568
Greif, Inc. Class A	1,500	88,260
Owens-IIlinois, Inc. (a)	65,742	1,844,721
Sealed Air Corp.	7,500	168,600
Sonoco Products Co.	3,100	103,664
		2,613,523
Pharmaceuticals – 5.7%
Abbott Laboratories	37,600	1,964,224
AmerisourceBergen Corp.	10,200	312,732
Bristol-Myers Squibb Co.	140,787	3,816,736
Cardinal Health, Inc.	8,600	284,144
Cephalon, Inc. (a)	1,800	112,392
Eli Lilly & Co.	28,100	1,026,493
Endo Pharmaceuticals Holdings, Inc. (a)	5,500	182,820
Forest Laboratories, Inc. (a)	14,800	457,764
Herbalife Ltd.	2,000	120,700
Merck & Co., Inc.	71,249	2,622,676
Mylan, Inc. (a)	14,300	268,983
Omnicare, Inc.	3,200	76,416
Patterson Cos., Inc.	3,000	85,950
Pfizer, Inc.	135,255	2,322,328
Sanofi-Aventis ADR (France)	73,836	2,455,047
Warner Chilcott PLC Class A	4,800	107,712
		16,217,117
Pipelines – 1.4%
El Paso Corp.	268,087	3,318,917
ONEOK, Inc.	4,800	216,192
The Williams Cos., Inc.	25,600	489,216
		4,024,325
Retail – 4.6%
AutoZone, Inc. (a)	1,100	251,801
Big Lots, Inc. (a)	2,800	93,100
CVS Caremark Corp.	98,877	3,111,659
Darden Restaurants, Inc.	4,300	183,954
The Gap, Inc.	100,438	1,872,164
Kohl's Corp. (a)	7,500	395,100
Lowe's Cos., Inc.	83,160	1,853,637
Macy's, Inc.	26,000	600,340

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RadioShack Corp.	3,800	$81,054
Ross Stores, Inc.	3,800	207,556
Signet Jewelers Ltd. (a)	2,100	66,654
Target Corp.	24,400	1,303,936
The TJX Cos., Inc.	13,500	602,505
Wal-Mart Stores, Inc.	48,500	2,595,720
		13,219,180
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	19,800	242,748
Semiconductors – 1.8%
Applied Materials, Inc.	178,477	2,084,611
Intel Corp.	106,400	2,046,072
Lam Research Corp. (a)	2,400	100,440
Texas Instruments, Inc.	29,100	789,774
		5,020,897
Software – 2.1%
Broadridge Financial Solutions, Inc.	6,300	144,081
CA, Inc.	25,000	528,000
Fiserv, Inc. (a)	3,700	199,134
Microsoft Corp.	69,900	1,711,851
Oracle Corp.	128,278	3,444,264
		6,027,330
Telecommunications – 5.0%
AT&T, Inc.	272,828	7,802,881
CenturyLink, Inc.	59,961	2,366,061
Corning, Inc.	51,300	937,764
Harris Corp.	4,000	177,160
Telephone & Data Systems, Inc.	3,200	104,960
Tellabs, Inc.	13,600	101,320
Vodafone Group PLC Sponsored ADR (United Kingdom)	111,889	2,775,966
		14,266,112
Textiles – 0.1%
Mohawk Industries, Inc. (a)	3,100	165,230
Toys, Games & Hobbies – 0.2%
Hasbro, Inc.	6,700	298,217
Mattel, Inc.	8,800	206,448
		504,665
Transportation – 0.7%
Norfolk Southern Corp.	31,132	1,852,665
Water – 0.0%
American Water Works Co., Inc.	4,300	100,061
TOTAL COMMON STOCK (Cost $282,402,649)		280,556,386
TOTAL EQUITIES (Cost $282,402,649)		280,556,386
MUTUAL FUNDS – 0.5%
Diversified Financial – 0.5%
iShares Russell 1000 Value Index Fund	22,200	1,309,578
TOTAL MUTUAL FUNDS (Cost $1,277,244)		1,309,578
TOTAL LONG-TERM INVESTMENTS (Cost $283,679,893)		281,865,964
	Principal Amount
SHORT-TERM INVESTMENTS – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$3,004,892	3,004,892
TOTAL SHORT-TERM INVESTMENTS (Cost $3,004,892)		3,004,892
TOTAL INVESTMENTS – 99.9% (Cost $286,684,785) (c)		284,870,856
Other Assets/ (Liabilities) – 0.1%		280,557
NET ASSETS – 100.0%		$285,151,413

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,004,893. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 7/15/25, and an aggregate market value, including accrued interest, of $3,070,128.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.7%
COMMON STOCK – 98.7%
Aerospace & Defense – 1.1%
The Boeing Co.	166,000	$11,045,640
Agriculture – 1.4%
Philip Morris International, Inc.	252,800	14,161,856
Auto Manufacturers – 1.4%
Ford Motor Co. (a)	419,700	5,137,128
Paccar, Inc.	182,600	8,792,190
		13,929,318
Banks – 8.7%
Bank of America Corp.	1,182,900	15,507,819
Bank of New York Mellon Corp.	391,733	10,235,983
PNC Financial Services Group, Inc.	384,400	19,954,204
U.S. Bancorp	424,100	9,169,042
Wells Fargo & Co.	1,261,600	31,704,008
		86,571,056
Beverages – 2.2%
Molson Coors Brewing Co. Class B	192,900	9,108,738
PepsiCo, Inc.	189,600	12,597,024
		21,705,762
Biotechnology – 1.2%
Amgen, Inc. (a)	212,300	11,699,853
Chemicals – 3.1%
Agrium, Inc.	96,700	7,251,533
The Dow Chemical Co.	130,200	3,575,292
E.I. du Pont de Nemours & Co.	224,300	10,008,266
The Mosaic Co.	167,800	9,859,928
		30,695,019
Computers – 1.1%
Hewlett-Packard Co.	267,600	11,257,932
Diversified Financial – 6.4%
Ameriprise Financial, Inc.	157,300	7,445,009
Credit Suisse Group Sponsored ADR (Switzerland)	196,100	8,346,016
The Goldman Sachs Group, Inc.	114,800	16,597,784
JP Morgan Chase & Co.	815,236	31,036,035
		63,424,844
Electric – 3.6%
Edison International	247,800	8,521,842
Entergy Corp.	182,600	13,974,378
NextEra Energy, Inc.	77,000	4,188,030
Northeast Utilities	299,600	8,859,172
		35,543,422
Environmental Controls – 1.0%
Waste Management, Inc.	286,600	10,243,084
Foods – 3.2%
Dean Foods Co. (a)	444,300	4,536,303
General Mills, Inc.	146,400	5,349,456
Kraft Foods, Inc. Class A	411,100	12,686,546
Sysco Corp.	328,700	9,374,524
		31,946,829
Hand & Machine Tools – 1.8%
Stanley Black & Decker, Inc.	292,900	17,948,912
Health Care — Products – 3.6%
Baxter International, Inc.	198,300	9,460,893
Covidien PLC	209,500	8,419,805
Johnson & Johnson	183,400	11,363,464
Zimmer Holdings, Inc. (a)	121,300	6,347,629
		35,591,791
Health Care — Services – 1.4%
UnitedHealth Group, Inc.	398,800	14,001,868
Household Products – 0.8%
Kimberly-Clark Corp.	119,000	7,740,950
Insurance – 7.1%
ACE Ltd.	365,200	21,272,900
The Chubb Corp.	268,200	15,284,718
Marsh & McLennan Cos., Inc.	513,600	12,388,032
Principal Financial Group, Inc.	342,448	8,876,252
Unum Group	568,200	12,585,630
		70,407,532
Iron & Steel – 1.4%
Cliffs Natural Resources, Inc.	122,000	7,798,240
Steel Dynamics, Inc.	426,100	6,012,271
		13,810,511
Machinery — Construction & Mining – 1.6%
Ingersoll-Rand PLC	435,700	15,558,847
Machinery — Diversified – 0.5%
Cummins, Inc.	58,400	5,289,872
Manufacturing – 6.3%
3M Co.	115,600	10,023,676
General Electric Co.	1,355,900	22,033,375
Illinois Tool Works, Inc.	167,900	7,894,658
Textron, Inc.	475,500	9,776,280
Tyco International Ltd.	339,000	12,451,470
		62,179,459
Media – 2.4%
CBS Corp. Class B	555,000	8,802,300
Comcast Corp. Class A	824,850	14,913,288
		23,715,588
Oil & Gas – 11.5%
Anadarko Petroleum Corp.	69,700	3,976,385
Apache Corp.	119,400	11,672,544
Chevron Corp.	356,700	28,910,535
ConocoPhillips	232,800	13,369,704
EOG Resources, Inc.	74,500	6,926,265
Exxon Mobil Corp.	201,400	12,444,506
Marathon Oil Corp.	306,500	10,145,150
Occidental Petroleum Corp.	254,000	19,888,200
Southwestern Energy Co. (a)	213,300	7,132,752
		114,466,041
Oil & Gas Services – 1.3%
Baker Hughes, Inc.	300,000	12,780,000
Packaging & Containers – 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	211,000	5,085,100
Pharmaceuticals – 5.5%
Abbott Laboratories	189,400	9,894,256
Merck & Co., Inc.	348,400	12,824,604
Pfizer, Inc.	1,184,400	20,336,148
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	226,500	11,947,875
		55,002,883

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail – 6.4%
CVS Caremark Corp.	402,300	$12,660,381
The Home Depot, Inc.	354,700	11,236,896
Kohl's Corp. (a)	257,100	13,544,028
Nordstrom, Inc.	139,200	5,178,240
Staples, Inc.	378,100	7,909,852
Target Corp.	239,600	12,804,224
		63,333,621
Semiconductors – 4.4%
Analog Devices, Inc.	225,700	7,082,466
Intel Corp.	761,800	14,649,414
Maxim Integrated Products, Inc.	335,600	6,211,956
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	474,700	4,813,458
Texas Instruments, Inc.	399,700	10,847,858
		43,605,152
Software – 1.3%
Microsoft Corp.	513,400	12,573,166
Telecommunications – 5.3%
AT&T, Inc.	1,089,620	31,163,132
Cisco Systems, Inc. (a)	595,800	13,048,020
QUALCOMM, Inc.	196,800	8,879,616
		53,090,768
Toys, Games & Hobbies – 1.2%
Mattel, Inc.	487,000	11,425,020
TOTAL COMMON STOCK (Cost $899,375,579)		979,831,696
TOTAL EQUITIES (Cost $899,375,579)		979,831,696
TOTAL LONG-TERM INVESTMENTS (Cost $899,375,579)		979,831,696
	Principal Amount
SHORT-TERM INVESTMENTS – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$14,306,516	14,306,516
TOTAL SHORT-TERM INVESTMENTS (Cost $14,306,516)		14,306,516
TOTAL INVESTMENTS – 100.1% (Cost $913,682,095) (c)		994,138,212
Other Assets/ (Liabilities) – (0.1)%		(917,585)
NET ASSETS – 100.0%		$993,220,627

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $14,306,520. Collateralized by U.S. Government Agency obligations with rates ranging from 2.625% - 4.000%, maturity dates ranging from 7/15/25 - 7/01/34, and an aggregate market value, including accrued interest, of $14,596,492.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.0%
COMMON STOCK – 100.0%
Advertising – 0.5%
The Interpublic Group of Companies, Inc. (a)	16,060	$161,082
Aerospace & Defense – 1.3%
United Technologies Corp.	5,660	403,162
Auto Manufacturers – 0.9%
Navistar International Corp. (a)	6,500	283,660
Automotive & Parts – 0.7%
Dana Holding Corp. (a)	16,920	208,454
Banks – 7.5%
Bank of America Corp.	86,270	1,131,000
Wells Fargo & Co.	46,140	1,159,498
		2,290,498
Beverages – 1.0%
Molson Coors Brewing Co. Class B	6,310	297,958
Biotechnology – 1.0%
Biogen Idec, Inc. (a)	5,520	309,782
Building Materials – 0.4%
USG Corp. (a)	9,150	120,688
Commercial Services – 1.4%
Donnelley (R.R.) & Sons Co.	13,670	231,843
PHH Corp. (a)	9,580	201,755
		433,598
Computers – 6.1%
Apple, Inc. (a)	1,060	300,775
Dell, Inc. (a)	38,200	495,072
Hewlett-Packard Co.	9,960	419,017
Seagate Technology (a)	23,400	275,652
Western Digital Corp. (a)	12,530	355,727
		1,846,243
Cosmetics & Personal Care – 1.5%
The Procter & Gamble Co.	7,700	461,769
Distribution & Wholesale – 0.8%
WESCO International, Inc. (a)	6,240	245,170
Diversified Financial – 13.0%
Citigroup, Inc. (a)	115,050	448,695
CME Group, Inc.	1,660	432,347
The Goldman Sachs Group, Inc.	4,540	656,393
Interactive Brokers Group, Inc. Class A (a)	13,870	238,703
JP Morgan Chase & Co.	33,170	1,262,782
Morgan Stanley	22,490	555,053
TD Ameritrade Holding Corp. (a)	22,770	367,735
		3,961,708
Electric – 5.1%
Allegheny Energy, Inc.	13,140	322,193
Edison International	8,360	287,500
Exelon Corp.	9,320	396,845
Mirant Corp. (a)	18,500	184,260
NRG Energy, Inc. (a)	17,480	363,934
		1,554,732
Foods – 1.6%
Kraft Foods, Inc. Class A	15,580	480,799
Health Care — Products – 2.5%
C.R. Bard, Inc.	2,790	227,190
Johnson & Johnson	5,360	332,105
Kinetic Concepts, Inc. (a)	5,070	185,461
		744,756
Health Care — Services – 1.5%
WellPoint, Inc. (a)	7,820	442,925
Insurance – 5.6%
ACE Ltd.	4,280	249,310
AEGON NV Sponsored ADR (Netherlands) (a)	40,700	243,793
Assurant, Inc.	4,890	199,023
Assured Guaranty Ltd.	12,000	205,320
Fidelity National Financial, Inc. Class A	16,370	257,173
Genworth Financial, Inc. Class A (a)	26,270	321,019
Lincoln National Corp.	8,890	212,649
		1,688,287
Internet – 1.1%
Expedia, Inc.	11,400	321,594
Iron & Steel – 0.5%
Cliffs Natural Resources, Inc.	2,170	138,706
Lodging – 0.9%
Wyndham Worldwide Corp.	10,480	287,886
Machinery — Construction & Mining – 0.6%
Joy Global, Inc.	2,480	174,394
Machinery — Diversified – 1.4%
AGCO Corp. (a)	2,670	104,157
Cummins, Inc.	3,680	333,334
		437,491
Manufacturing – 1.9%
General Electric Co.	17,470	283,888
Honeywell International, Inc.	6,360	279,458
		563,346
Media – 3.2%
CBS Corp. Class B	20,610	326,875
Comcast Corp. Class A	23,330	421,806
DISH Network Corp. Class A	12,110	232,028
		980,709
Metal Fabricate & Hardware – 1.4%
Commercial Metals Co.	10,530	152,580
Precision Castparts Corp.	2,110	268,708
		421,288
Office Equipment/Supplies – 1.2%
Pitney Bowes, Inc.	7,290	155,860
Xerox Corp.	20,250	209,588
		365,448
Oil & Gas – 10.3%
Anadarko Petroleum Corp.	6,800	387,940
Chevron Corp.	14,230	1,153,341
Ensco PLC Sponsored ADR (United Kingdom)	5,700	254,961
Marathon Oil Corp.	14,950	494,845
Noble Corp.	10,810	365,270
Petrohawk Energy Corp. (a)	9,620	155,267
Valero Energy Corp.	19,030	333,215
		3,144,839

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers – 0.6%
Owens-IIlinois, Inc. (a)	6,360	$178,462
Pharmaceuticals – 9.1%
Express Scripts, Inc. (a)	3,990	194,313
King Pharmaceuticals, Inc. (a)	30,280	301,589
Medco Health Solutions, Inc. (a)	3,830	199,390
Merck & Co., Inc.	23,310	858,041
Pfizer, Inc.	71,180	1,222,160
		2,775,493
Retail – 8.1%
American Eagle Outfitters, Inc.	9,440	141,222
Best Buy Co., Inc.	8,300	338,889
CVS Caremark Corp.	20,820	655,206
Lowe's Cos., Inc.	22,390	499,073
Wal-Mart Stores, Inc.	15,450	826,884
		2,461,274
Software – 0.6%
CA, Inc.	9,290	196,205
Telecommunications – 6.2%
AT&T, Inc.	18,680	534,248
CenturyLink, Inc.	8,027	316,745
NII Holdings, Inc. (a)	11,590	476,349
Qwest Communications International, Inc.	90,480	567,310
		1,894,652
Transportation – 0.5%
Overseas Shipholding Group, Inc.	4,030	138,310
TOTAL COMMON STOCK (Cost $28,183,497)		30,415,368
TOTAL EQUITIES (Cost $28,183,497)		30,415,368
TOTAL LONG-TERM INVESTMENTS (Cost $28,183,497)		30,415,368
TOTAL INVESTMENTS – 100.0% (Cost $28,183,497) (b)		30,415,368
Other Assets/ (Liabilities) – (0.0)%		(9,231)
NET ASSETS – 100.0%		$30,406,137

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.2%
COMMON STOCK – 95.2%
Aerospace & Defense – 0.3%
Lockheed Martin Corp.	28,860	$2,057,141
Agriculture – 1.1%
Philip Morris International, Inc.	128,600	7,204,172
Banks – 9.1%
Bank of New York Mellon Corp.	611,700	15,983,721
GAM Holding Ltd. (a)	263,200	4,000,417
Julius Baer Group Ltd.	312,300	11,404,481
Wells Fargo & Co.	1,095,776	27,536,851
		58,925,470
Beverages – 4.2%
The Coca-Cola Co.	151,200	8,848,224
Diageo PLC Sponsored ADR (United Kingdom)	134,500	9,281,845
Heineken Holding NV Class A	204,264	8,923,701
		27,053,770
Building Materials – 1.0%
Martin Marietta Materials, Inc.	81,200	6,249,964
Chemicals – 1.0%
Air Products & Chemicals, Inc.	12,490	1,034,422
Monsanto Co.	50,650	2,427,654
Potash Corporation of Saskatchewan, Inc.	14,120	2,033,845
Praxair, Inc.	14,800	1,335,848
		6,831,769
Coal – 0.9%
China Coal Energy Co. Class H	3,672,200	6,045,764
Commercial Services – 2.4%
Iron Mountain, Inc.	456,016	10,187,397
Moody's Corp.	144,900	3,619,602
Visa, Inc. Class A	25,210	1,872,095
		15,679,094
Computers – 0.9%
Hewlett-Packard Co.	133,700	5,624,759
Cosmetics & Personal Care – 1.3%
Natura Cosmeticos SA	48,000	1,286,825
The Procter & Gamble Co.	124,800	7,484,256
		8,771,081
Diversified Financial – 6.0%
American Express Co.	672,500	28,265,175
Ameriprise Financial, Inc.	122,660	5,805,498
The Charles Schwab Corp.	22,100	307,190
The Goldman Sachs Group, Inc.	25,470	3,682,453
JP Morgan Chase & Co.	18,888	719,066
		38,779,382
Electronics – 0.9%
Agilent Technologies, Inc. (a)	184,770	6,165,775
Engineering & Construction – 0.2%
ABB Ltd. Sponsored ADR (Switzerland) (a)	62,220	1,314,086
Foods – 0.9%
The Hershey Co.	44,500	2,117,755
Nestle SA	21,200	1,131,953
Unilever NV NY Shares	83,900	2,506,932
		5,756,640
Forest Products & Paper – 1.1%
Sino-Forest Corp. (a)	406,120	6,761,763
Sino-Forest Corp. (a) (b) (c)	12,800	213,116
		6,974,879
Health Care — Products – 4.0%
Baxter International, Inc.	78,000	3,721,380
Becton, Dickinson & Co.	82,800	6,135,480
Johnson & Johnson	266,100	16,487,556
		26,344,416
Holding Company — Diversified – 1.2%
China Merchants Holdings International Co. Ltd.	2,181,935	7,917,411
Housewares – 0.2%
Hunter Douglas NV	36,548	1,466,523
Insurance – 9.9%
Aon Corp.	17,420	681,296
Berkshire Hathaway, Inc. Class A (a)	119	14,815,500
Fairfax Financial Holdings Ltd.	3,440	1,400,126
Fairfax Financial Holdings Ltd.	7,380	3,004,492
Loews Corp.	510,600	19,351,740
Markel Corp. (a)	1,910	658,167
The Progressive Corp.	841,800	17,568,366
Transatlantic Holdings, Inc.	137,734	6,999,642
		64,479,329
Internet – 1.4%
Google, Inc. Class A (a)	13,560	7,129,712
Liberty Media Corp. - Interactive Class A (a)	154,300	2,115,453
		9,245,165
Leisure Time – 1.3%
Harley-Davidson, Inc.	296,400	8,429,616
Machinery — Construction & Mining – 1.2%
BHP Billiton PLC	116,900	3,737,351
Rio Tinto PLC	64,187	3,773,806
		7,511,157
Manufacturing – 0.5%
Tyco International Ltd.	84,621	3,108,129
Media – 0.8%
Grupo Televisa SA Sponsored ADR (Mexico)	158,100	2,991,252
Liberty Media Corp. - Starz Class A (a)	12,350	801,268
The Walt Disney Co.	36,200	1,198,582
		4,991,102
Mining – 0.2%
Vulcan Materials Co.	40,100	1,480,492
Oil & Gas – 13.4%
Canadian Natural Resources Ltd.	439,200	15,196,320
Devon Energy Corp.	308,900	19,998,186
EOG Resources, Inc.	255,650	23,767,781
Occidental Petroleum Corp.	287,500	22,511,250
OGX Petroleo e Gas Participacoes SA (a)	430,000	5,586,554
		87,060,091

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services – 0.9%
Schlumberger Ltd.	17,200	$1,059,692
Transocean Ltd. (a)	71,515	4,597,699
		5,657,391
Packaging & Containers – 2.3%
Sealed Air Corp.	670,272	15,067,715
Pharmaceuticals – 7.7%
Express Scripts, Inc. (a)	209,200	10,188,040
Mead Johnson Nutrition Co.	55,300	3,147,123
Merck & Co., Inc.	481,412	17,720,776
Pfizer, Inc.	760,300	13,054,351
Roche Holding AG	41,700	5,704,177
		49,814,467
Real Estate – 1.7%
Brookfield Asset Management, Inc. Class A	153,400	4,351,958
Hang Lung Properties Ltd.	980,000	6,396,294
		10,748,252
Retail – 11.1%
Bed Bath & Beyond, Inc. (a)	223,600	9,706,476
CarMax, Inc. (a)	230,500	6,421,730
Costco Wholesale Corp.	511,600	32,993,084
CVS Caremark Corp.	738,061	23,226,780
		72,348,070
Semiconductors – 1.7%
Texas Instruments, Inc.	414,600	11,252,244
Software – 2.7%
Activision Blizzard, Inc.	303,000	3,278,460
Dun & Bradstreet Corp.	106,850	7,921,859
Microsoft Corp.	268,000	6,563,320
		17,763,639
Telecommunications – 0.4%
America Movil SAB de CV Sponsored ADR (Mexico)	51,300	2,735,829
Transportation – 1.3%
China Shipping Development Co. Ltd. Class H	1,719,000	2,358,789
Kuehne & Nagel International AG	44,350	5,340,527
LLX Logistica SA (a)	92,600	505,230
		8,204,546
TOTAL COMMON STOCK (Cost $488,257,112)		619,059,330
TOTAL EQUITIES (Cost $488,257,112)		619,059,330
	Principal Amount
BONDS & NOTES – 1.1%
CORPORATE DEBT – 1.1%
Forest Products & Paper – 0.3%
Sino-Forest Corp., Convertible (Acquired 7/23/08, Cost $1,565,682) (b) (d) 5.000% 8/01/13	$1,604,000	1,804,500
Leisure Time – 0.8%
Harley-Davidson, Inc. 15.000% 2/01/14	4,000,000	5,300,560
TOTAL CORPORATE DEBT (Cost $5,565,682)		7,105,060
TOTAL BONDS & NOTES (Cost $5,565,682)		7,105,060
TOTAL LONG-TERM INVESTMENTS (Cost $493,822,794)		626,164,390
SHORT-TERM INVESTMENTS – 3.7%
Repurchase Agreement – 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (e)	23,711,815	23,711,815
TOTAL SHORT-TERM INVESTMENTS (Cost $23,711,815)		23,711,815
TOTAL INVESTMENTS – 100.0% (Cost $517,534,609) (f)		649,876,205
Other Assets/ (Liabilities) – 0.0%		256,636
NET ASSETS – 100.0%		$650,132,841

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $2,017,616 or 0.31% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $1,804,500 or 0.28% of net assets.
(e)	Maturity value of $23,711,821. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/38, and an aggregate market value, including accrued interest, of $24,186,572.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK – 98.5%
Advertising – 0.2%
The Interpublic Group of Companies, Inc. (a)	89,049	$893,161
Omnicom Group, Inc.	51,976	2,052,013
		2,945,174
Aerospace & Defense – 2.1%
The Boeing Co.	125,144	8,327,082
General Dynamics Corp.	64,652	4,060,792
Goodrich Corp.	21,071	1,553,565
L-3 Communications Holdings, Inc.	19,909	1,438,824
Lockheed Martin Corp.	50,979	3,633,783
Northrop Grumman Corp.	50,608	3,068,363
Raytheon Co.	63,834	2,917,852
Rockwell Collins, Inc.	26,452	1,540,829
United Technologies Corp.	158,832	11,313,603
		37,854,693
Agriculture – 1.9%
Altria Group, Inc.	354,796	8,522,200
Archer-Daniels- Midland Co.	108,592	3,466,257
Lorillard, Inc.	26,576	2,134,318
Philip Morris International, Inc.	312,891	17,528,154
Reynolds American, Inc.	28,261	1,678,421
		33,329,350
Airlines – 0.1%
Southwest Airlines Co.	132,507	1,731,866
Apparel – 0.4%
Nike, Inc. Class B	65,982	5,287,797
VF Corp.	14,652	1,187,105
		6,474,902
Auto Manufacturers – 0.6%
Ford Motor Co. (a)	587,730	7,193,815
Paccar, Inc.	63,549	3,059,884
		10,253,699
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	40,793	438,525
Johnson Controls, Inc.	116,819	3,562,979
		4,001,504
Banks – 4.7%
Bank of America Corp.	1,717,995	22,522,914
Bank of New York Mellon Corp.	208,861	5,457,538
BB&T Corp.	119,923	2,887,746
Capital One Financial Corp.	77,623	3,069,990
Comerica, Inc.	29,268	1,087,306
Fifth Third Bancorp	136,634	1,643,707
First Horizon National Corp. (a)	36,687	418,597
Huntington Bancshares, Inc.	132,953	753,844
KeyCorp	144,747	1,152,186
M&T Bank Corp.	14,929	1,221,342
Marshall & Ilsley Corp.	89,611	630,861
Northern Trust Corp.	40,393	1,948,558
PNC Financial Services Group, Inc.	89,356	4,638,470
Regions Financial Corp.	216,244	1,572,094
State Street Corp.	85,134	3,206,146
SunTrust Banks, Inc.	87,377	2,256,948
U.S. Bancorp	327,411	7,078,626
Wells Fargo & Co.	894,546	22,479,941
Zions Bancorp	29,018	619,825
		84,646,639
Beverages – 2.6%
Brown-Forman Corp. Class B	18,072	1,113,958
The Coca-Cola Co.	394,071	23,061,035
Coca-Cola Enterprises, Inc.	58,520	1,814,120
Constellation Brands, Inc. Class A (a)	27,893	493,427
Dr. Pepper Snapple Group, Inc.	41,049	1,458,060
Molson Coors Brewing Co. Class B	27,516	1,299,306
PepsiCo, Inc.	271,445	18,034,806
		47,274,712
Biotechnology – 1.1%
Amgen, Inc. (a)	163,096	8,988,221
Biogen Idec, Inc. (a)	41,129	2,308,159
Celgene Corp. (a)	77,430	4,460,742
Genzyme Corp. (a)	43,915	3,108,743
Life Technologies Corp. (a)	31,602	1,475,497
		20,341,362
Building Materials – 0.0%
Masco Corp.	60,857	670,036
Chemicals – 2.0%
Air Products & Chemicals, Inc.	36,856	3,052,414
Airgas, Inc.	12,218	830,213
CF Industries Holdings, Inc.	12,561	1,199,576
The Dow Chemical Co.	199,425	5,476,210
E.I. du Pont de Nemours & Co.	155,734	6,948,851
Eastman Chemical Co.	12,159	899,766
Ecolab, Inc.	39,358	1,997,025
FMC Corp.	12,224	836,244
International Flavors & Fragrances, Inc.	13,318	646,189
Monsanto Co.	92,284	4,423,172
PPG Industries, Inc.	28,472	2,072,762
Praxair, Inc.	52,731	4,759,500
The Sherwin- Williams Co.	15,362	1,154,301
Sigma-Aldrich Corp.	20,411	1,232,416
		35,528,639
Coal – 0.2%
CONSOL Energy, Inc.	39,107	1,445,395
Massey Energy Co.	18,872	585,409
Peabody Energy Corp.	46,287	2,268,526
		4,299,330
Commercial Services – 1.5%
Apollo Group, Inc. Class A (a)	21,236	1,090,469
Automatic Data Processing, Inc.	83,441	3,507,025
DeVry, Inc.	10,305	507,109
Donnelley (R.R.) & Sons Co.	33,811	573,435
Equifax, Inc.	21,165	660,348
H&R Block, Inc.	55,463	718,246
Iron Mountain, Inc.	34,916	780,023
MasterCard, Inc. Class A	16,390	3,671,360
McKesson Corp.	44,265	2,734,692
Monster Worldwide, Inc. (a)	21,336	276,515
Moody's Corp.	33,543	837,904
Paychex, Inc.	53,554	1,472,199

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quanta Services, Inc. (a)	34,723	$662,515
Robert Half International, Inc.	25,374	659,724
SAIC, Inc. (a)	50,652	809,419
Total System Services, Inc.	25,992	396,118
Visa, Inc. Class A	84,855	6,301,332
Western Union Co.	114,093	2,016,023
		27,674,456
Computers – 6.3%
Apple, Inc. (a)	156,143	44,305,576
Cognizant Technology Solutions Corp. Class A (a)	51,512	3,320,979
Computer Sciences Corp.	27,685	1,273,510
Dell, Inc. (a)	289,923	3,757,402
EMC Corp. (a)	352,616	7,161,631
Hewlett-Packard Co.	387,816	16,315,419
International Business Machines Corp.	215,593	28,919,645
Lexmark International, Inc. Class A (a)	12,961	578,320
NetApp, Inc. (a)	61,286	3,051,430
SanDisk Corp. (a)	40,180	1,472,597
Teradata Corp. (a)	28,077	1,082,649
Western Digital Corp. (a)	39,270	1,114,875
		112,354,033
Cosmetics & Personal Care – 2.2%
Avon Products, Inc.	75,393	2,420,869
Colgate-Palmolive Co.	83,317	6,403,745
The Estee Lauder Cos., Inc. Class A	19,495	1,232,669
The Procter & Gamble Co.	484,716	29,068,418
		39,125,701
Distribution & Wholesale – 0.2%
Fastenal Co.	25,253	1,343,207
Genuine Parts Co.	26,629	1,187,387
W.W. Grainger, Inc.	9,844	1,172,519
		3,703,113
Diversified Financial – 5.0%
American Express Co.	178,085	7,484,913
Ameriprise Financial, Inc.	42,527	2,012,803
The Charles Schwab Corp.	171,471	2,383,447
Citigroup, Inc. (a)	4,061,468	15,839,725
CME Group, Inc.	11,521	3,000,644
Discover Financial Services	90,336	1,506,805
E*TRADE Financial Corp. (a)	35,601	517,639
Federated Investors, Inc. Class B	14,852	338,032
Franklin Resources, Inc.	24,637	2,633,695
The Goldman Sachs Group, Inc.	87,861	12,702,943
IntercontinentalExchange, Inc. (a)	13,045	1,366,072
Invesco Ltd.	82,109	1,743,174
Janus Capital Group, Inc.	31,664	346,721
JP Morgan Chase & Co.	677,333	25,786,067
Legg Mason, Inc.	26,737	810,398
Morgan Stanley	239,632	5,914,118
The NASDAQ OMX Group, Inc. (a)	25,428	494,066
NYSE Euronext	45,019	1,286,193
SLM Corp. (a)	84,954	981,219
T. Rowe Price Group, Inc.	44,282	2,216,978
		89,365,652
Electric – 3.4%
The AES Corp. (a)	110,450	1,253,608
Allegheny Energy, Inc.	28,289	693,646
Ameren Corp.	41,211	1,170,392
American Electric Power Co., Inc.	81,261	2,944,086
CenterPoint Energy, Inc.	71,698	1,127,093
CMS Energy Corp.	38,381	691,626
Consolidated Edison, Inc.	48,943	2,360,031
Constellation Energy Group, Inc.	36,162	1,165,863
Dominion Resources, Inc.	101,891	4,448,561
DTE Energy Co.	29,304	1,345,933
Duke Energy Corp.	227,856	4,035,330
Edison International	54,460	1,872,879
Entergy Corp.	31,530	2,412,991
Exelon Corp.	113,701	4,841,389
FirstEnergy Corp.	50,924	1,962,611
Integrys Energy Group, Inc.	12,932	673,240
NextEra Energy, Inc.	71,737	3,901,775
Northeast Utilities	31,744	938,670
NRG Energy, Inc. (a)	44,588	928,322
Pepco Holdings, Inc.	35,874	667,256
PG&E Corp.	66,396	3,015,706
Pinnacle West Capital Corp.	19,307	796,800
PPL Corp.	82,654	2,250,668
Progress Energy, Inc.	50,348	2,236,458
Public Service Enterprise Group, Inc.	87,756	2,902,969
SCANA Corp.	18,269	736,606
The Southern Co.	141,345	5,263,688
TECO Energy, Inc.	37,269	645,499
Wisconsin Energy Corp.	19,906	1,150,567
Xcel Energy, Inc.	78,602	1,805,488
		60,239,751
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	129,562	6,822,735
Molex, Inc.	23,184	485,241
		7,307,976
Electronics – 0.3%
Agilent Technologies, Inc. (a)	58,510	1,952,479
Amphenol Corp. Class A	30,704	1,503,882
FLIR Systems, Inc. (a)	28,779	739,620
Jabil Circuit, Inc.	31,415	452,690
PerkinElmer, Inc.	20,079	464,628
Waters Corp. (a)	15,357	1,086,969
		6,200,268
Energy — Alternate Sources – 0.1%
First Solar, Inc. (a)	9,258	1,364,166
Engineering & Construction – 0.1%
Fluor Corp.	30,114	1,491,547
Jacobs Engineering Group, Inc. (a)	20,712	801,554
		2,293,101
Entertainment – 0.0%
International Game Technology	49,360	713,252
Environmental Controls – 0.3%
Republic Services, Inc.	50,992	1,554,746
Stericycle, Inc. (a)	14,369	998,358
Waste Management, Inc.	82,660	2,954,269
		5,507,373
Foods – 2.0%
Campbell Soup Co.	34,242	1,224,151
ConAgra Foods, Inc.	74,406	1,632,468
Dean Foods Co. (a)	30,209	308,434
General Mills, Inc.	108,871	3,978,146
H.J. Heinz Co.	54,967	2,603,787
The Hershey Co.	25,478	1,212,498

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hormel Foods Corp.	12,016	$535,914
The J.M. Smucker Co.	19,798	1,198,373
Kellogg Co.	45,597	2,303,104
Kraft Foods, Inc. Class A	298,459	9,210,445
The Kroger Co.	107,736	2,333,562
McCormick & Co., Inc.	22,621	950,987
Safeway, Inc.	65,694	1,390,085
Sara Lee Corp.	110,488	1,483,854
SUPERVALU, Inc.	36,009	415,184
Sysco Corp.	102,266	2,916,626
Tyson Foods, Inc. Class A	53,279	853,529
Whole Foods Market, Inc. (a)	25,306	939,106
		35,490,253
Forest Products & Paper – 0.3%
International Paper Co.	76,825	1,670,944
MeadWestvaco Corp.	30,419	741,615
Plum Creek Timber Co., Inc.	27,433	968,385
Weyerhaeuser Co.	94,625	1,491,290
		4,872,234
Gas – 0.2%
Nicor, Inc.	7,862	360,237
NiSource, Inc.	46,359	806,647
Sempra Energy	41,667	2,241,684
		3,408,568
Hand & Machine Tools – 0.1%
Snap-on, Inc.	10,043	467,100
Stanley Black & Decker, Inc.	28,104	1,722,213
		2,189,313
Health Care — Products – 3.2%
Baxter International, Inc.	99,055	4,725,914
Becton, Dickinson & Co.	39,276	2,910,352
Boston Scientific Corp. (a)	269,558	1,652,391
C.R. Bard, Inc.	15,965	1,300,030
CareFusion Corp. (a)	37,999	943,895
Intuitive Surgical, Inc. (a)	6,780	1,923,757
Johnson & Johnson	470,863	29,174,671
Medtronic, Inc.	184,994	6,212,099
St. Jude Medical, Inc. (a)	57,462	2,260,555
Stryker Corp.	58,128	2,909,306
Varian Medical Systems, Inc. (a)	20,923	1,265,842
Zimmer Holdings, Inc. (a)	34,267	1,793,192
		57,072,004
Health Care — Services – 1.3%
Aetna, Inc.	71,751	2,268,049
CIGNA Corp.	47,502	1,699,621
Coventry Health Care, Inc. (a)	24,743	532,717
DaVita, Inc. (a)	18,020	1,243,921
Humana, Inc. (a)	28,617	1,437,718
Laboratory Corporation of America Holdings (a)	17,425	1,366,643
Quest Diagnostics, Inc.	24,843	1,253,826
Tenet Healthcare Corp. (a)	94,334	445,256
Thermo Fisher Scientific, Inc. (a)	69,195	3,313,057
UnitedHealth Group, Inc.	191,782	6,733,466
WellPoint, Inc. (a)	67,962	3,849,368
		24,143,642
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	35,385	835,794
Home Builders – 0.1%
D.R. Horton, Inc.	45,970	511,186
Lennar Corp. Class A	27,503	422,996
Pulte Group, Inc. (a)	53,055	464,762
		1,398,944
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	11,461	382,912
Whirlpool Corp.	13,897	1,125,101
		1,508,013
Household Products – 0.4%
Avery Dennison Corp.	18,538	688,130
The Clorox Co.	23,419	1,563,452
Fortune Brands, Inc.	25,338	1,247,390
Kimberly-Clark Corp.	69,756	4,537,628
		8,036,600
Housewares – 0.0%
Newell Rubbermaid, Inc.	47,075	838,406
Insurance – 4.0%
ACE Ltd.	57,259	3,335,337
Aflac, Inc.	79,884	4,130,802
The Allstate Corp.	93,830	2,960,336
American International Group, Inc. (a)	22,435	877,208
Aon Corp.	47,126	1,843,098
Assurant, Inc.	17,112	696,458
Berkshire Hathaway, Inc. Class B (a)	294,669	24,363,233
The Chubb Corp.	54,022	3,078,714
Cincinnati Financial Corp.	27,466	792,394
Genworth Financial, Inc. Class A (a)	80,890	988,476
The Hartford Financial Services Group, Inc.	75,871	1,741,239
Lincoln National Corp.	54,541	1,304,621
Loews Corp.	55,176	2,091,170
Marsh & McLennan Cos., Inc.	93,105	2,245,693
MetLife, Inc.	155,369	5,973,938
Principal Financial Group, Inc.	53,528	1,387,446
The Progressive Corp.	114,161	2,382,540
Prudential Financial, Inc.	80,572	4,365,391
Torchmark Corp.	14,063	747,308
The Travelers Cos., Inc.	79,961	4,165,968
Unum Group	55,391	1,226,911
XL Group PLC	57,636	1,248,396
		71,946,677
Internet – 2.8%
Akamai Technologies, Inc. (a)	31,325	1,571,889
Amazon.com, Inc. (a)	60,545	9,509,198
eBay, Inc. (a)	196,050	4,783,620
Expedia, Inc.	35,309	996,067
Google, Inc. Class A (a)	42,505	22,348,704
McAfee, Inc. (a)	25,711	1,215,102
Priceline.com, Inc. (a)	8,157	2,841,409
Symantec Corp. (a)	134,585	2,041,654
VeriSign, Inc. (a)	29,311	930,331
Yahoo!, Inc. (a)	231,646	3,282,424
		49,520,398
Iron & Steel – 0.3%
AK Steel Holding Corp.	17,897	247,158
Allegheny Technologies, Inc.	16,415	762,477
Cliffs Natural Resources, Inc.	23,394	1,495,344
Nucor Corp.	54,982	2,100,312

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United States Steel Corp.	24,809	$1,087,627
		5,692,918
Leisure Time – 0.2%
Carnival Corp.	73,562	2,810,804
Harley-Davidson, Inc.	39,416	1,120,991
		3,931,795
Lodging – 0.3%
Marriott International, Inc. Class A	48,636	1,742,628
Starwood Hotels & Resorts Worldwide, Inc.	33,516	1,761,266
Wyndham Worldwide Corp.	29,437	808,634
Wynn Resorts Ltd.	12,789	1,109,702
		5,422,230
Machinery — Construction & Mining – 0.5%
Caterpillar, Inc.	108,077	8,503,498
Machinery — Diversified – 0.8%
Cummins, Inc.	33,590	3,042,582
Deere & Co.	71,884	5,016,065
Eaton Corp.	28,897	2,383,714
Flowserve Corp.	9,295	1,017,059
Rockwell Automation, Inc.	23,674	1,461,396
Roper Industries, Inc.	16,428	1,070,777
		13,991,593
Manufacturing – 3.6%
3M Co.	122,254	10,600,644
Danaher Corp.	91,922	3,732,953
Dover Corp.	31,077	1,622,530
Eastman Kodak Co. (a)	47,685	200,277
General Electric Co.	1,827,055	29,689,644
Honeywell International, Inc.	131,527	5,779,296
Illinois Tool Works, Inc.	85,755	4,032,200
ITT Corp.	30,681	1,436,791
Leggett & Platt, Inc.	24,917	567,111
Pall Corp.	19,720	821,141
Parker Hannifin Corp.	28,315	1,983,749
Textron, Inc.	50,041	1,028,843
Tyco International Ltd.	84,200	3,092,666
		64,587,845
Media – 2.9%
CBS Corp. Class B	113,549	1,800,887
Comcast Corp. Class A	477,807	8,638,750
DIRECTV Class A (a)	148,701	6,190,423
Discovery Communications, Inc. Series A (a)	49,292	2,146,667
Gannett Co., Inc.	39,373	481,532
The McGraw-Hill Cos., Inc.	52,525	1,736,476
Meredith Corp.	5,933	197,628
The New York Times Co. Class A (a)	18,681	144,591
News Corp. Class A	391,066	5,107,322
Scripps Networks Interactive Class A	15,189	722,693
Time Warner Cable, Inc.	59,819	3,229,628
Time Warner, Inc.	193,624	5,934,576
Viacom, Inc. Class B	104,538	3,783,230
The Walt Disney Co.	327,041	10,828,327
The Washington Post Co. Class B	1,024	408,996
		51,351,726
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	24,045	3,062,131
Mining – 0.9%
Alcoa, Inc.	174,859	2,117,543
Freeport-McMoRan Copper & Gold, Inc.	80,739	6,894,303
Newmont Mining Corp.	83,679	5,255,878
Titanium Metals Corp. (a)	13,316	265,787
Vulcan Materials Co.	22,048	814,012
		15,347,523
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	34,507	737,759
Xerox Corp.	236,145	2,444,101
		3,181,860
Oil & Gas – 8.6%
Anadarko Petroleum Corp.	85,016	4,850,163
Apache Corp.	62,440	6,104,134
Cabot Oil & Gas Corp.	17,276	520,180
Chesapeake Energy Corp.	113,368	2,567,785
Chevron Corp.	343,803	27,865,233
ConocoPhillips	253,029	14,531,456
Denbury Resources, Inc. (a)	71,362	1,133,942
Devon Energy Corp.	73,904	4,784,545
Diamond Offshore Drilling, Inc.	11,619	787,420
EOG Resources, Inc.	43,099	4,006,914
EQT Corp.	26,881	969,329
Exxon Mobil Corp.	869,452	53,723,439
Helmerich & Payne, Inc.	17,396	703,842
Hess Corp.	49,439	2,922,834
Marathon Oil Corp.	120,751	3,996,858
Murphy Oil Corp.	33,474	2,072,710
Nabors Industries Ltd. (a)	47,321	854,617
Noble Energy, Inc.	29,865	2,242,563
Occidental Petroleum Corp.	139,064	10,888,711
Pioneer Natural Resources Co.	19,297	1,254,884
QEP Resources, Inc.	28,996	873,939
Range Resources Corp.	26,917	1,026,345
Rowan Cos., Inc. (a)	19,442	590,259
Southwestern Energy Co. (a)	59,240	1,980,986
Sunoco, Inc.	19,511	712,152
Tesoro Corp.	23,136	309,097
Valero Energy Corp.	95,546	1,673,011
		153,947,348
Oil & Gas Services – 1.6%
Baker Hughes, Inc.	72,725	3,098,085
Cameron International Corp. (a)	40,550	1,742,028
FMC Technologies, Inc. (a)	20,117	1,373,790
Halliburton Co.	156,961	5,190,700
National Oilwell Varco, Inc.	72,556	3,226,565
Schlumberger Ltd.	234,245	14,431,835
		29,063,003
Packaging & Containers – 0.2%
Ball Corp.	15,668	922,062
Bemis Co., Inc.	18,226	578,676
Owens-IIlinois, Inc. (a)	27,885	782,453
Pactiv Corp. (a)	22,427	739,642
Sealed Air Corp.	26,365	592,685
		3,615,518
Pharmaceuticals – 5.6%
Abbott Laboratories	262,709	13,723,918
Allergan, Inc.	52,078	3,464,749
AmerisourceBergen Corp.	48,705	1,493,295
Bristol-Myers Squibb Co.	293,007	7,943,420
Cardinal Health, Inc.	60,364	1,994,427
Cephalon, Inc. (a)	12,793	798,795

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DENTSPLY International, Inc.	25,163	$804,461
Eli Lilly & Co.	173,890	6,352,202
Express Scripts, Inc. (a)	91,662	4,463,939
Forest Laboratories, Inc. (a)	50,415	1,559,336
Gilead Sciences, Inc. (a)	142,573	5,077,024
Hospira, Inc. (a)	29,167	1,662,811
King Pharmaceuticals, Inc. (a)	42,583	424,127
Mead Johnson Nutrition Co.	35,854	2,040,451
Medco Health Solutions, Inc. (a)	73,780	3,840,987
Merck & Co., Inc.	526,934	19,396,440
Mylan, Inc. (a)	52,027	978,628
Patterson Cos., Inc.	15,761	451,553
Pfizer, Inc.	1,372,626	23,567,988
Watson Pharmaceuticals, Inc. (a)	17,651	746,814
		100,785,365
Pipelines – 0.4%
El Paso Corp.	124,986	1,547,327
ONEOK, Inc.	17,390	783,246
Spectra Energy Corp.	110,508	2,491,955
The Williams Cos., Inc.	102,596	1,960,609
		6,783,137
Real Estate – 0.1%
CB Richard Ellis Group, Inc. Class A (a)	50,806	928,734
Real Estate Investment Trusts (REITS) – 1.3%
Apartment Investment & Management Co. Class A	19,713	421,464
AvalonBay Communities, Inc.	14,139	1,469,466
Boston Properties, Inc.	23,364	1,942,016
Equity Residential	49,553	2,357,236
HCP, Inc.	53,766	1,934,501
Health Care REIT, Inc.	22,489	1,064,629
Host Hotels & Resorts, Inc.	110,527	1,600,431
Kimco Realty Corp.	68,239	1,074,764
ProLogis	78,372	923,222
Public Storage	23,726	2,302,371
Simon Property Group, Inc.	49,981	4,635,238
Ventas, Inc.	27,807	1,434,007
Vornado Realty Trust	27,756	2,373,971
		23,533,316
Retail – 6.2%
Abercrombie & Fitch Co. Class A	14,650	576,038
AutoNation, Inc. (a)	11,083	257,680
AutoZone, Inc. (a)	4,905	1,122,804
Bed Bath & Beyond, Inc. (a)	44,250	1,920,893
Best Buy Co., Inc.	58,342	2,382,104
Big Lots, Inc. (a)	13,736	456,722
CarMax, Inc. (a)	37,582	1,047,035
Coach, Inc.	52,185	2,241,868
Costco Wholesale Corp.	74,515	4,805,472
CVS Caremark Corp.	233,421	7,345,759
Darden Restaurants, Inc.	24,136	1,032,538
Family Dollar Stores, Inc.	23,493	1,037,451
GameStop Corp. Class A (a)	27,582	543,641
The Gap, Inc.	76,332	1,422,828
The Home Depot, Inc.	283,829	8,991,703
J.C. Penney Co., Inc.	39,161	1,064,396
Kohl's Corp. (a)	52,073	2,743,206
Limited Brands, Inc.	45,168	1,209,599
Lowe's Cos., Inc.	241,839	5,390,591
Macy's, Inc.	72,437	1,672,570
McDonald's Corp.	182,366	13,588,091
Nordstrom, Inc.	28,697	1,067,528
O'Reilly Automotive, Inc. (a)	24,669	1,312,391
Office Depot, Inc. (a)	47,726	219,540
Polo Ralph Lauren Corp.	10,999	988,370
RadioShack Corp.	20,944	446,736
Ross Stores, Inc.	20,668	1,128,886
Sears Holdings Corp. (a)	7,970	574,956
Staples, Inc.	123,570	2,585,084
Starbucks Corp.	125,968	3,222,261
Target Corp.	123,310	6,589,686
Tiffany & Co.	20,566	966,396
The TJX Cos., Inc.	68,725	3,067,197
Urban Outfitters, Inc. (a)	21,610	679,418
Wal-Mart Stores, Inc.	340,361	18,216,121
Walgreen Co.	166,399	5,574,366
Yum! Brands, Inc.	79,737	3,672,686
		111,164,611
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	90,752	1,112,620
People's United Financial, Inc.	61,903	810,310
		1,922,930
Semiconductors – 2.4%
Advanced Micro Devices, Inc. (a)	93,498	664,771
Altera Corp.	52,842	1,593,715
Analog Devices, Inc.	49,819	1,563,320
Applied Materials, Inc.	226,118	2,641,058
Broadcom Corp. Class A	78,133	2,765,127
Intel Corp.	955,381	18,371,977
KLA-Tencor Corp.	30,240	1,065,355
Linear Technology Corp.	37,028	1,137,870
LSI Corp. (a)	110,067	501,905
MEMC Electronic Materials, Inc. (a)	37,281	444,390
Microchip Technology, Inc.	31,017	975,485
Micron Technology, Inc. (a)	142,157	1,024,952
National Semiconductor Corp.	38,467	491,224
Novellus Systems, Inc. (a)	16,197	430,516
NVIDIA Corp. (a)	94,615	1,105,103
QLogic Corp. (a)	19,931	351,583
Teradyne, Inc. (a)	30,417	338,845
Texas Instruments, Inc.	205,986	5,590,460
Xilinx, Inc.	43,158	1,148,434
		42,206,090
Software – 3.9%
Adobe Systems, Inc. (a)	88,925	2,325,389
Autodesk, Inc. (a)	38,101	1,218,089
BMC Software, Inc. (a)	30,144	1,220,229
CA, Inc.	65,759	1,388,830
Cerner Corp. (a)	12,691	1,065,917
Citrix Systems, Inc. (a)	32,552	2,221,348
Compuware Corp. (a)	40,285	343,631
Dun & Bradstreet Corp.	9,266	686,981
Electronic Arts, Inc. (a)	53,851	884,772
Fidelity National Information Services, Inc.	47,110	1,278,094
Fiserv, Inc. (a)	25,318	1,362,615
Intuit, Inc. (a)	49,101	2,151,115
Microsoft Corp.	1,302,571	31,899,964
Novell, Inc. (a)	58,378	348,517
Oracle Corp.	662,383	17,784,984

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Red Hat, Inc. (a)	31,499	$1,291,459
Salesforce.com, Inc. (a)	19,563	2,187,143
		69,659,077
Telecommunications – 5.8%
American Tower Corp. Class A (a)	69,662	3,570,874
AT&T, Inc.	1,008,027	28,829,572
CenturyLink, Inc.	52,385	2,067,112
Cisco Systems, Inc. (a)	976,689	21,389,489
Corning, Inc.	264,190	4,829,393
Frontier Communications Corp.	168,476	1,376,449
Harris Corp.	21,747	963,175
JDS Uniphase Corp. (a)	37,430	463,758
Juniper Networks, Inc. (a)	89,241	2,708,464
MetroPCS Communications, Inc. (a)	42,232	441,747
Motorola, Inc. (a)	394,465	3,364,787
QUALCOMM, Inc.	274,579	12,389,005
Qwest Communications International, Inc.	296,231	1,857,368
Sprint Nextel Corp. (a)	509,810	2,360,420
Tellabs, Inc.	66,098	492,430
Verizon Communications, Inc.	483,735	15,764,924
Windstream Corp.	83,736	1,029,115
		103,898,082
Textiles – 0.0%
Cintas Corp.	21,924	604,006
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	23,277	1,036,059
Mattel, Inc.	63,010	1,478,215
		2,514,274
Transportation – 1.9%
C.H. Robinson Worldwide, Inc.	29,115	2,035,721
CSX Corp.	64,315	3,557,906
Expeditors International of Washington, Inc.	35,497	1,641,026
FedEx Corp.	54,235	4,637,093
Norfolk Southern Corp.	62,464	3,717,233
Ryder System, Inc.	8,537	365,127
Union Pacific Corp.	85,229	6,971,732
United Parcel Service, Inc. Class B	169,468	11,301,821
		34,227,659
TOTAL COMMON STOCK (Cost $1,727,780,885)		1,766,387,863
TOTAL EQUITIES (Cost $1,727,780,885)		1,766,387,863
TOTAL LONG-TERM INVESTMENTS (Cost $1,727,780,885)		1,766,387,863
	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$29,488,844	29,488,844
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill (c) 0.167% 11/18/10	15,000	14,997
U.S. Treasury Bill (c) 0.170% 11/18/10	690,000	689,844
U.S. Treasury Bill (c) 0.212% 11/18/10	4,750,000	4,748,660
		5,453,501
TOTAL SHORT-TERM INVESTMENTS (Cost $34,942,345)		34,942,345
TOTAL INVESTMENTS – 100.4% (Cost $1,762,723,230) (d)		1,801,330,208
Other Assets/ (Liabilities) – (0.4)%		(7,737,469)
NET ASSETS – 100.0%		$1,793,592,739

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $29,488,852. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $30,080,742.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.5%
COMMON STOCK – 97.5%
Aerospace & Defense – 1.3%
Raytheon Co.	18,240	$833,750
Agriculture – 1.0%
Philip Morris International, Inc.	11,510	644,790
Airlines – 0.7%
AMR Corp. (a)	10,470	65,647
Southwest Airlines Co.	32,500	424,775
		490,422
Auto Manufacturers – 0.6%
Ford Motor Co. (a)	31,900	390,456
Automotive & Parts – 1.4%
Autoliv, Inc.	3,410	222,775
Johnson Controls, Inc.	23,100	704,550
		927,325
Banks – 4.9%
Bank of America Corp.	126,120	1,653,433
Capital One Financial Corp.	12,340	488,047
Comerica, Inc.	7,180	266,737
Huntington Bancshares, Inc.	44,690	253,392
Wells Fargo & Co.	23,920	601,110
		3,262,719
Beverages – 2.0%
Dr. Pepper Snapple Group, Inc.	13,100	465,312
PepsiCo, Inc.	12,620	838,473
		1,303,785
Biotechnology – 1.0%
Amgen, Inc. (a)	1,690	93,136
Dendreon Corp. (a)	4,260	175,427
Human Genome Sciences, Inc. (a)	14,110	420,337
		688,900
Chemicals – 1.4%
CF Industries Holdings, Inc.	2,060	196,730
E.I. du Pont de Nemours & Co.	8,370	373,469
Monsanto Co.	8,061	386,364
		956,563
Coal – 0.3%
Alpha Natural Resources, Inc. (a)	4,060	167,069
Commercial Services – 1.6%
Emergency Medical Services Corp. Class A (a)	3,220	171,465
Paychex, Inc.	17,558	482,669
Western Union Co.	23,074	407,718
		1,061,852
Computers – 5.3%
Apple, Inc. (a)	4,100	1,163,375
EMC Corp. (a)	72,939	1,481,391
International Business Machines Corp.	3,490	468,148
NetApp, Inc. (a)	4,630	230,528
Teradata Corp. (a)	5,078	195,808
		3,539,250
Diversified Financial – 6.3%
American Express Co.	13,510	567,825
The Charles Schwab Corp.	50,591	703,215
Franklin Resources, Inc.	2,290	244,801
Invesco Ltd.	14,589	309,724
JP Morgan Chase & Co.	41,300	1,572,291
Morgan Stanley	31,320	772,978
		4,170,834
Electric – 2.6%
American Electric Power Co., Inc.	5,910	214,119
Entergy Corp.	4,220	322,957
Exelon Corp.	12,300	523,734
NextEra Energy, Inc.	5,000	271,950
Public Service Enterprise Group, Inc.	12,570	415,815
		1,748,575
Electrical Components & Equipment – 0.6%
Energizer Holdings, Inc. (a)	5,950	400,019
Engineering & Construction – 0.8%
ABB Ltd. Sponsored ADR (Switzerland) (a)	25,700	542,784
Environmental Controls – 0.4%
Waste Management, Inc.	8,200	293,068
Foods – 3.3%
Kellogg Co.	428	21,618
Kraft Foods, Inc. Class A	23,870	736,628
Nestle SA Sponsored ADR (Switzerland)	13,725	733,327
Unilever PLC Sponsored ADR (United Kingdom)	23,290	677,739
		2,169,312
Hand & Machine Tools – 0.3%
Stanley Black & Decker, Inc.	2,830	173,422
Health Care — Products – 1.5%
Covidien PLC	4,650	186,884
Johnson & Johnson	6,600	408,936
St. Jude Medical, Inc. (a)	4,240	166,802
Zimmer Holdings, Inc. (a)	4,180	218,739
		981,361
Health Care — Services – 0.6%
CIGNA Corp.	10,350	370,323
Home Builders – 0.4%
Toll Brothers, Inc. (a)	14,998	285,262
Household Products – 0.3%
The Clorox Co.	3,060	204,286
Housewares – 1.1%
Newell Rubbermaid, Inc.	39,180	697,796
Insurance – 3.9%
The Chubb Corp.	7,000	398,930
Genworth Financial, Inc. Class A (a)	30,640	374,421
Lincoln National Corp.	14,310	342,295
MetLife, Inc.	26,134	1,004,852
The Travelers Cos., Inc.	8,852	461,189
		2,581,687
Internet – 4.1%
Amazon.com, Inc. (a)	3,650	573,269
eBay, Inc. (a)	5,418	132,199
Google, Inc. Class A (a)	3,900	2,050,581
		2,756,049
Iron & Steel – 0.9%
Nucor Corp.	15,937	608,793

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time – 0.3%
Carnival Corp.	4,400	$168,124
Machinery — Construction & Mining – 1.4%
Caterpillar, Inc.	7,090	557,841
Ingersoll-Rand PLC	11,140	397,810
		955,651
Machinery — Diversified – 0.5%
Cummins, Inc.	3,430	310,689
Manufacturing – 2.1%
Dover Corp.	8,710	454,749
General Electric Co.	30,581	496,941
Textron, Inc.	13,220	271,803
Tyco International Ltd.	5,030	184,752
		1,408,245
Media – 2.1%
DIRECTV Class A (a)	10,530	438,364
News Corp. Class A	45,920	599,715
Time Warner, Inc.	11,330	347,265
		1,385,344
Oil & Gas – 8.5%
Anadarko Petroleum Corp.	12,458	710,729
Apache Corp.	1,740	170,102
Chevron Corp.	7,150	579,507
ConocoPhillips	8,470	486,432
Ensco PLC Sponsored ADR (United Kingdom)	10,470	468,323
EOG Resources, Inc.	2,700	251,019
Exxon Mobil Corp.	20,700	1,279,053
Hess Corp.	8,550	505,476
Newfield Exploration Co. (a)	8,090	464,690
Occidental Petroleum Corp.	7,230	566,109
Valero Energy Corp.	10,850	189,984
		5,671,424
Oil & Gas Services – 3.4%
Halliburton Co.	34,377	1,136,848
Schlumberger Ltd.	17,712	1,091,236
		2,228,084
Pharmaceuticals – 8.0%
Abbott Laboratories	7,600	397,024
AmerisourceBergen Corp.	14,940	458,060
Amylin Pharmaceuticals, Inc. (a)	19,570	408,035
Gilead Sciences, Inc. (a)	6,850	243,929
Hospira, Inc. (a)	4,410	251,414
King Pharmaceuticals, Inc. (a)	17,620	175,495
Merck & Co., Inc.	22,900	842,949
Pfizer, Inc.	115,000	1,974,550
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	10,500	553,875
		5,305,331
Retail – 7.0%
The Home Depot, Inc.	13,130	415,958
Lowe's Cos., Inc.	46,300	1,032,027
Macy's, Inc.	31,550	728,490
Nordstrom, Inc.	9,860	366,792
Staples, Inc.	33,100	692,452
Target Corp.	25,931	1,385,753
		4,621,472
Semiconductors – 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	15,034	152,445
Software – 5.3%
Allscripts Healthcare Solutions, Inc. (a)	13,590	251,008
BMC Software, Inc. (a)	6,410	259,477
Informatica Corp. (a)	9,020	346,458
Microsoft Corp.	38,737	948,669
Oracle Corp.	64,259	1,725,354
		3,530,966
Telecommunications – 8.0%
AT&T, Inc.	31,480	900,328
Cisco Systems, Inc. (a)	24,600	538,740
Motorola, Inc. (a)	49,230	419,932
QUALCOMM, Inc.	44,980	2,029,497
Qwest Communications International, Inc.	58,585	367,328
Verizon Communications, Inc.	31,800	1,036,362
		5,292,187
Toys, Games & Hobbies – 0.3%
Mattel, Inc.	8,910	209,029
Transportation – 1.8%
Norfolk Southern Corp.	5,020	298,740
United Parcel Service, Inc. Class B	13,700	913,653
		1,212,393
TOTAL COMMON STOCK (Cost $63,274,659)		64,701,836
TOTAL EQUITIES (Cost $63,274,659)		64,701,836
MUTUAL FUNDS – 0.4%
Diversified Financial – 0.4%
S&P 500 SPDR ETF Trust	2,390	272,747
TOTAL MUTUAL FUNDS (Cost $271,301)		272,747
TOTAL LONG-TERM INVESTMENTS (Cost $63,545,960)		64,974,583
	Principal Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$1,064,777	1,064,777
TOTAL SHORT-TERM INVESTMENTS (Cost $1,064,777)		1,064,777
TOTAL INVESTMENTS – 99.5% (Cost $64,610,737) (c)		66,039,360
Other Assets/ (Liabilities) – 0.5%		362,650
NET ASSETS – 100.0%		$66,402,010

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,064,777. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 12/25/38, and an aggregate market value, including accrued interest, of $1,089,433.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.6%
Advertising – 0.5%
Omnicom Group, Inc.	54,400	$2,147,712
Aerospace & Defense – 0.8%
United Technologies Corp.	53,900	3,839,297
Apparel – 0.9%
Nike, Inc. Class B	53,500	4,287,490
Automotive & Parts – 0.3%
Johnson Controls, Inc.	47,600	1,451,800
Banks – 2.1%
Bank of New York Mellon Corp.	500	13,065
Northern Trust Corp.	44,700	2,156,328
PNC Financial Services Group, Inc.	1,800	93,438
State Street Corp.	35,400	1,333,164
U.S. Bancorp	139,500	3,015,990
Wells Fargo & Co.	138,700	3,485,531
		10,097,516
Beverages – 0.7%
The Coca-Cola Co.	500	29,260
PepsiCo, Inc.	52,600	3,494,744
		3,524,004
Biotechnology – 1.6%
Amgen, Inc. (a)	2,200	121,242
Celgene Corp. (a)	115,900	6,676,999
Life Technologies Corp. (a)	500	23,345
Vertex Pharmaceuticals, Inc. (a)	16,900	584,233
		7,405,819
Chemicals – 2.6%
Ecolab, Inc.	400	20,296
Monsanto Co.	7,200	345,096
The Mosaic Co.	19,200	1,128,192
Praxair, Inc.	105,800	9,549,508
The Sherwin- Williams Co.	15,300	1,149,642
		12,192,734
Coal – 0.6%
Peabody Energy Corp.	61,500	3,014,115
Commercial Services – 4.6%
Automatic Data Processing, Inc.	23,000	966,690
MasterCard, Inc. Class A	28,900	6,473,600
McKesson Corp.	77,400	4,781,772
Visa, Inc. Class A	101,900	7,567,094
Western Union Co.	109,000	1,926,030
		21,715,186
Computers – 9.8%
Accenture PLC Class A	83,200	3,535,168
Apple, Inc. (a)	126,700	35,951,125
EMC Corp. (a)	156,100	3,170,391
Hewlett-Packard Co.	500	21,035
International Business Machines Corp.	28,500	3,822,990
		46,500,709
Cosmetics & Personal Care – 0.6%
The Procter & Gamble Co.	44,800	2,686,656
Distribution & Wholesale – 1.6%
Fastenal Co.	93,600	4,978,584
W.W. Grainger, Inc.	20,700	2,465,577
		7,444,161
Diversified Financial – 9.3%
American Express Co.	215,600	9,061,668
Ameriprise Financial, Inc.	65,300	3,090,649
The Charles Schwab Corp.	58,400	811,760
CME Group, Inc.	300	78,135
Credit Suisse Group	18,200	780,899
Franklin Resources, Inc.	99,900	10,679,310
The Goldman Sachs Group, Inc.	24,200	3,498,836
IntercontinentalExchange, Inc. (a)	39,200	4,105,024
Invesco Ltd.	157,600	3,345,848
JP Morgan Chase & Co.	152,000	5,786,640
Morgan Stanley	4,500	111,060
NYSE Euronext	77,600	2,217,032
TD Ameritrade Holding Corp. (a)	12,000	193,800
		43,760,661
Electrical Components & Equipment – 1.2%
Emerson Electric Co.	105,700	5,566,162
Energy — Alternate Sources – 0.0%
First Solar, Inc. (a)	1,400	206,290
Engineering & Construction – 0.1%
McDermott International, Inc. (a)	44,600	659,188
Foods – 0.0%
General Mills, Inc.	1,800	65,772
Hand & Machine Tools – 0.2%
Stanley Black & Decker, Inc.	14,600	894,688
Health Care — Products – 1.2%
Becton, Dickinson & Co.	500	37,050
Intuitive Surgical, Inc. (a)	4,400	1,248,456
St. Jude Medical, Inc. (a)	39,400	1,549,996
Stryker Corp.	59,100	2,957,955
		5,793,457
Health Care — Services – 0.0%
Thermo Fisher Scientific, Inc. (a)	500	23,940
WellPoint, Inc. (a)	100	5,664
		29,604
Insurance – 0.4%
Prudential Financial, Inc.	35,600	1,928,808
Internet – 15.4%
Akamai Technologies, Inc. (a)	59,400	2,980,692
Amazon.com, Inc. (a)	142,500	22,381,050
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	72,000	7,388,640
eBay, Inc. (a)	85,500	2,086,200
Google, Inc. Class A (a)	47,900	25,185,341
Liberty Media Corp. - Interactive Class A (a)	212,000	2,906,520
Priceline.com, Inc. (a)	9,800	3,413,732
Tencent Holdings Ltd.	283,600	6,165,814
		72,507,989
Leisure Time – 1.0%
Carnival Corp.	117,900	4,504,959
Lodging – 3.0%
Las Vegas Sands Corp. (a)	59,800	2,084,030

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marriott International, Inc. Class A	191,290	$6,853,921
Starwood Hotels & Resorts Worldwide, Inc.	73,300	3,851,915
Wynn Macau Ltd. (a)	132,800	229,477
Wynn Resorts Ltd.	14,400	1,249,488
		14,268,831
Machinery — Diversified – 1.0%
Deere & Co.	20,500	1,430,490
Eaton Corp.	3,200	263,968
Rockwell Automation, Inc.	48,900	3,018,597
		4,713,055
Manufacturing – 5.1%
3M Co.	85,500	7,413,705
Danaher Corp.	375,700	15,257,177
Honeywell International, Inc.	19,400	852,436
Illinois Tool Works, Inc.	13,900	653,578
		24,176,896
Media – 3.1%
Discovery Communications, Inc. Series C (a)	119,900	4,578,981
The McGraw-Hill Cos., Inc.	500	16,530
Time Warner, Inc.	134,133	4,111,177
The Walt Disney Co.	174,900	5,790,939
		14,497,627
Metal Fabricate & Hardware – 1.5%
Precision Castparts Corp.	53,800	6,851,430
Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc.	9,000	768,510
Oil & Gas – 1.8%
EOG Resources, Inc.	71,700	6,665,949
Exxon Mobil Corp.	500	30,895
Range Resources Corp.	11,200	427,056
Suncor Energy, Inc.	35,500	1,155,525
Ultra Petroleum Corp. (a)	7,100	298,058
		8,577,483
Oil & Gas Services – 3.7%
Cameron International Corp. (a)	85,500	3,673,080
FMC Technologies, Inc. (a)	50,200	3,428,158
Halliburton Co.	3,100	102,517
Schlumberger Ltd.	168,900	10,405,929
		17,609,684
Pharmaceuticals – 3.3%
Allergan, Inc.	77,500	5,156,075
Cardinal Health, Inc.	5,800	191,632
Express Scripts, Inc. (a)	184,500	8,985,150
Medco Health Solutions, Inc. (a)	500	26,030
Shire PLC Sponsored ADR (United Kingdom)	18,700	1,258,136
		15,617,023
Retail – 7.5%
Bed Bath & Beyond, Inc. (a)	92,300	4,006,743
CarMax, Inc. (a)	18,900	526,554
Coach, Inc.	73,300	3,148,968
Dollar Tree, Inc. (a)	11,400	555,864
The Gap, Inc.	4,600	85,744
Kohl's Corp. (a)	110,000	5,794,800
Lowe's Cos., Inc.	199,400	4,444,626
McDonald's Corp.	67,600	5,036,876
O'Reilly Automotive, Inc. (a)	66,000	3,511,200
Polo Ralph Lauren Corp.	17,400	1,563,564
Starbucks Corp.	262,900	6,724,982
		35,399,921
Semiconductors – 3.5%
Altera Corp.	93,700	2,825,992
Broadcom Corp. Class A	132,900	4,703,331
Intel Corp.	4,500	86,535
Marvell Technology Group Ltd. (a)	240,800	4,216,408
Rovi Corp. (a)	4,500	226,845
Xilinx, Inc.	165,000	4,390,650
		16,449,761
Software – 1.4%
Autodesk, Inc. (a)	28,900	923,933
Cerner Corp. (a)	7,800	655,122
Fiserv, Inc. (a)	46,100	2,481,102
Intuit, Inc. (a)	31,400	1,375,634
Microsoft Corp.	24,600	602,454
Salesforce.com, Inc. (a)	3,500	391,300
		6,429,545
Telecommunications – 6.1%
American Tower Corp. Class A (a)	162,400	8,324,624
Cisco Systems, Inc. (a)	148,700	3,256,530
Corning, Inc.	118,500	2,166,180
Juniper Networks, Inc. (a)	231,500	7,026,025
QUALCOMM, Inc.	182,700	8,243,424
		29,016,783
Toys, Games & Hobbies – 0.4%
Mattel, Inc.	71,300	1,672,698
Transportation – 2.5%
Expeditors International of Washington, Inc.	100,900	4,664,607
FedEx Corp.	35,500	3,035,250
Union Pacific Corp.	51,700	4,229,060
		11,928,917
TOTAL COMMON STOCK (Cost $383,638,870)		470,202,941
TOTAL EQUITIES (Cost $383,638,870)		470,202,941
MUTUAL FUNDS – 0.0%
Diversified Financial – 0.0%
T. Rowe Price Reserve Investment Fund	1,598	1,598
TOTAL MUTUAL FUNDS (Cost $1,598)		1,598
TOTAL LONG-TERM INVESTMENTS (Cost $383,640,468)		470,204,539
	Principal Amount
SHORT-TERM INVESTMENTS – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$4,485,869	4,485,869
TOTAL SHORT-TERM INVESTMENTS (Cost $4,485,869)		4,485,869

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

Principal Amount	Value
TOTAL INVESTMENTS – 100.5%
(Cost $388,126,337) (c)	$474,690,408
Other Assets/ (Liabilities) – (0.5)%	(2,420,929)
NET ASSETS – 100.0%	$472,269,479

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,485,869. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $4,577,162.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.5%
COMMON STOCK – 99.5%
Agriculture – 1.2%
Philip Morris International, Inc.	14,880	$833,578
Apparel – 0.9%
Nike, Inc. Class B	7,430	595,440
Auto Manufacturers – 0.4%
Paccar, Inc.	5,050	243,158
Banks – 2.1%
Bank of America Corp.	41,310	541,574
Comerica, Inc.	9,300	345,495
PNC Financial Services Group, Inc.	9,030	468,747
State Street Corp.	3,280	123,525
		1,479,341
Beverages – 3.3%
The Coca-Cola Co.	22,340	1,307,337
PepsiCo, Inc.	14,500	963,380
		2,270,717
Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (a)	2,110	135,799
Amgen, Inc. (a)	4,880	268,937
Celgene Corp. (a)	19,400	1,117,634
Vertex Pharmaceuticals, Inc. (a)	3,670	126,872
		1,649,242
Chemicals – 2.4%
Albemarle Corp.	10,890	509,761
E.I. du Pont de Nemours & Co.	7,570	337,773
FMC Corp.	2,860	195,653
Praxair, Inc.	6,860	619,183
		1,662,370
Coal – 0.7%
Walter Energy, Inc.	5,900	479,611
Commercial Services – 2.4%
DeVry, Inc.	6,410	315,436
Manpower, Inc.	5,850	305,370
McKesson Corp.	4,430	273,685
Visa, Inc. Class A	10,440	775,275
		1,669,766
Computers – 7.6%
Apple, Inc. (a)	11,310	3,209,213
Cognizant Technology Solutions Corp. Class A (a)	4,000	257,880
EMC Corp. (a)	54,830	1,113,597
NetApp, Inc. (a)	5,760	286,790
Teradata Corp. (a)	10,520	405,651
		5,273,131
Cosmetics & Personal Care – 0.7%
Avon Products, Inc.	7,880	253,027
Colgate-Palmolive Co.	3,350	257,481
		510,508
Diversified Financial – 7.7%
American Express Co.	25,850	1,086,476
Ameriprise Financial, Inc.	13,260	627,596
BlackRock, Inc.	1,440	245,160
Discover Financial Services	9,680	161,462
Franklin Resources, Inc.	9,280	992,032
IntercontinentalExchange, Inc. (a)	6,720	703,718
JP Morgan Chase & Co.	39,530	1,504,907
		5,321,351
Electric – 1.2%
The AES Corp. (a)	73,620	835,587
Electrical Components & Equipment – 1.5%
AMETEK, Inc.	6,050	289,008
Emerson Electric Co.	13,660	719,336
		1,008,344
Electronics – 0.9%
Amphenol Corp. Class A	6,820	334,043
Trimble Navigation Ltd. (a)	7,120	249,485
		583,528
Entertainment – 0.2%
DreamWorks Animation SKG, Inc. Class A (a)	3,920	125,087
Foods – 0.6%
The J.M. Smucker Co.	6,440	389,813
Health Care — Products – 0.2%
ResMed, Inc. (a)	5,160	169,300
Home Furnishing – 0.5%
Whirlpool Corp.	4,470	361,891
Household Products – 0.3%
Church & Dwight Co., Inc.	3,540	229,888
Insurance – 0.9%
Lincoln National Corp.	11,950	285,844
MetLife, Inc.	8,650	332,593
		618,437
Internet – 6.1%
Amazon.com, Inc. (a)	8,540	1,341,292
Check Point Software Technologies Ltd. (a)	22,870	844,589
F5 Networks, Inc. (a)	1,850	192,049
Google, Inc. Class A (a)	3,010	1,582,628
Priceline.com, Inc. (a)	660	229,904
		4,190,462
Lodging – 1.9%
Marriott International, Inc. Class A	35,710	1,279,489
Machinery — Construction & Mining – 0.9%
Bucyrus International, Inc.	9,130	633,166
Machinery — Diversified – 4.1%
Cummins, Inc.	15,730	1,424,823
Deere & Co.	20,450	1,427,001
		2,851,824
Manufacturing – 2.4%
3M Co.	13,410	1,162,781
Danaher Corp.	2,740	111,271
General Electric Co.	22,400	364,000
		1,638,052
Media – 2.4%
CBS Corp. Class B	20,430	324,020
Scripps Networks Interactive Class A	7,390	351,616
The Walt Disney Co.	30,160	998,598
		1,674,234
Metal Fabricate & Hardware – 1.7%
Precision Castparts Corp.	9,080	1,156,338
Mining – 1.5%
Freeport-McMoRan Copper & Gold, Inc.	8,290	707,883
Yamana Gold, Inc.	28,400	323,760
		1,031,643

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 6.2%
Chevron Corp.	18,150	$1,471,057
Concho Resources, Inc. (a)	3,810	252,108
Devon Energy Corp.	8,750	566,475
Occidental Petroleum Corp.	11,320	886,356
Petrohawk Energy Corp. (a)	14,270	230,318
Total SA Sponsored ADR (France)	8,440	435,504
Whiting Petroleum Corp. (a)	4,320	412,603
		4,254,421
Oil & Gas Services – 3.4%
Halliburton Co.	39,720	1,313,540
Schlumberger Ltd.	16,700	1,028,887
		2,342,427
Packaging & Containers – 0.6%
Packaging Corp. of America	17,170	397,829
Pharmaceuticals – 6.4%
Abbott Laboratories	7,770	405,905
Allergan, Inc.	9,700	645,341
AmerisourceBergen Corp.	10,770	330,208
Express Scripts, Inc. (a)	15,980	778,226
Merck & Co., Inc.	19,950	734,359
Perrigo Co.	1,280	82,202
Shire PLC Sponsored ADR (United Kingdom)	8,970	603,502
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	16,040	846,110
		4,425,853
Retail – 7.0%
Costco Wholesale Corp.	11,150	719,063
Darden Restaurants, Inc.	7,910	338,390
Kohl's Corp. (a)	14,510	764,387
Limited Brands, Inc.	19,620	525,424
McDonald's Corp.	10,060	749,571
Target Corp.	14,390	769,002
Tiffany & Co.	11,760	552,602
Wal-Mart Stores, Inc.	7,970	426,554
		4,844,993
Semiconductors – 1.6%
Broadcom Corp. Class A	13,010	460,424
Marvell Technology Group Ltd. (a)	36,660	641,917
		1,102,341
Software – 5.4%
Adobe Systems, Inc. (a)	6,760	176,774
Autodesk, Inc. (a)	19,520	624,054
Citrix Systems, Inc. (a)	5,390	367,814
Microsoft Corp.	58,240	1,426,298
Oracle Corp.	41,200	1,106,220
		3,701,160
Telecommunications – 4.8%
American Tower Corp. Class A (a)	23,960	1,228,190
Cisco Systems, Inc. (a)	66,470	1,455,693
Juniper Networks, Inc. (a)	21,320	647,062
		3,330,945
Transportation – 5.0%
CSX Corp.	20,020	1,107,506
Expeditors International of Washington, Inc.	19,560	904,259
FedEx Corp.	12,000	1,026,000
Union Pacific Corp.	5,340	436,812
		3,474,577
TOTAL COMMON STOCK (Cost $60,617,879)		68,639,842
TOTAL EQUITIES (Cost $60,617,879)		68,639,842
TOTAL LONG-TERM INVESTMENTS (Cost $60,617,879)		68,639,842
	Principal Amount
SHORT-TERM INVESTMENTS – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$197,336	197,336
TOTAL SHORT-TERM INVESTMENTS (Cost $197,336)		197,336
TOTAL INVESTMENTS – 99.8% (Cost $60,815,215) (c)		68,837,178
Other Assets/ (Liabilities) – 0.2%		129,459
NET ASSETS – 100.0%		$68,966,637

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $197,336. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $204,536.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.9%
COMMON STOCK – 97.9%
Apparel – 3.5%
Nike, Inc. Class B	118,000	$9,456,520
Banks – 1.4%
Bank of New York Mellon Corp.	140,500	3,671,265
Biotechnology – 4.3%
Alexion Pharmaceuticals, Inc. (a)	27,444	1,766,296
Genzyme Corp. (a)	71,450	5,057,945
Illumina, Inc. (a)	100,500	4,944,600
		11,768,841
Chemicals – 2.4%
Praxair, Inc.	30,000	2,707,800
Syngenta AG Sponsored ADR (Switzerland)	77,400	3,853,746
		6,561,546
Commercial Services – 8.6%
Apollo Group, Inc. Class A (a)	66,000	3,389,100
MasterCard, Inc. Class A	22,600	5,062,400
Visa, Inc. Class A	200,260	14,871,308
		23,322,808
Computers – 7.5%
Apple, Inc. (a)	57,600	16,344,000
Teradata Corp. (a)	103,800	4,002,528
		20,346,528
Cosmetics & Personal Care – 1.2%
The Procter & Gamble Co.	54,100	3,244,377
Distribution & Wholesale – 1.2%
W.W. Grainger, Inc.	28,100	3,346,991
Diversified Financial – 6.1%
The Charles Schwab Corp.	274,500	3,815,550
CME Group, Inc.	16,002	4,167,721
IntercontinentalExchange, Inc. (a)	81,660	8,551,435
		16,534,706
Electronics – 0.7%
FLIR Systems, Inc. (a)	68,000	1,747,600
Health Care — Products – 3.5%
Intuitive Surgical, Inc. (a)	19,500	5,532,930
Varian Medical Systems, Inc. (a)	66,200	4,005,100
		9,538,030
Internet – 13.1%
Amazon.com, Inc. (a)	68,300	10,727,198
F5 Networks, Inc. (a)	17,400	1,806,294
Google, Inc. Class A (a)	23,300	12,250,907
Priceline.com, Inc. (a)	17,400	6,061,116
VeriSign, Inc. (a)	147,600	4,684,824
		35,530,339
Lodging – 1.2%
Las Vegas Sands Corp. (a)	96,900	3,376,965
Oil & Gas – 2.0%
EOG Resources, Inc.	58,000	5,392,260
Oil & Gas Services – 6.3%
FMC Technologies, Inc. (a)	78,450	5,357,351
National Oilwell Varco, Inc.	148,700	6,612,689
Schlumberger Ltd.	82,100	5,058,181
		17,028,221
Pharmaceuticals – 9.2%
Allergan, Inc.	174,500	11,609,485
Medco Health Solutions, Inc. (a)	123,100	6,408,586
Novo Nordisk A/S Sponsored ADR (Denmark)	45,100	4,439,644
Perrigo Co.	40,100	2,575,222
		25,032,937
Retail – 6.7%
Lowe's Cos., Inc.	163,300	3,639,957
Staples, Inc.	375,400	7,853,368
Starbucks Corp.	134,150	3,431,557
Walgreen Co.	98,900	3,313,150
		18,238,032
Semiconductors – 0.9%
ASML Holding NV	84,900	2,524,077
Software – 7.4%
Adobe Systems, Inc. (a)	148,900	3,893,735
Intuit, Inc. (a)	146,800	6,431,308
Salesforce.com, Inc. (a)	87,750	9,810,450
		20,135,493
Telecommunications – 8.8%
Crown Castle International Corp. (a)	138,400	6,110,360
Polycom, Inc. (a)	71,300	1,945,064
QUALCOMM, Inc.	351,200	15,846,144
		23,901,568
Transportation – 1.9%
C.H. Robinson Worldwide, Inc.	17,283	1,208,427
Expeditors International of Washington, Inc.	87,800	4,058,994
		5,267,421
TOTAL COMMON STOCK (Cost $212,706,207)		265,966,525
TOTAL EQUITIES (Cost $212,706,207)		265,966,525
TOTAL LONG-TERM INVESTMENTS (Cost $212,706,207)		265,966,525
	Principal Amount
SHORT-TERM INVESTMENTS – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$5,563,452	5,563,452
TOTAL SHORT-TERM INVESTMENTS (Cost $5,563,452)		5,563,452
TOTAL INVESTMENTS – 100.0% (Cost $218,269,659) (c)		271,529,977
Other Assets/ (Liabilities) – 0.0%		125,426
NET ASSETS – 100.0%		$271,655,403

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	Maturity value of $5,563,454. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 5/15/39, and an aggregate market value, including accrued interest, of $5,682,368.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.3%
COMMON STOCK – 99.3%
Auto Manufacturers – 1.1%
Paccar, Inc.	9,754	$469,655
Biotechnology – 6.0%
Amgen, Inc. (a)	10,647	586,756
Biogen Idec, Inc. (a)	6,268	351,760
Celgene Corp. (a)	10,837	624,320
Genzyme Corp. (a)	7,613	538,924
Illumina, Inc. (a)	2,910	143,172
Life Technologies Corp. (a)	4,426	206,650
Vertex Pharmaceuticals, Inc. (a)	5,057	174,821
		2,626,403
Chemicals – 0.4%
Sigma-Aldrich Corp.	2,777	167,675
Commercial Services – 1.7%
Apollo Group, Inc. Class A (a)	3,549	182,241
Automatic Data Processing, Inc.	8,267	347,462
Paychex, Inc.	8,211	225,721
		755,424
Computers – 24.5%
Apple, Inc. (a)	30,364	8,615,785
Cognizant Technology Solutions Corp. Class A (a)	6,985	450,323
Dell, Inc. (a)	17,074	221,279
Logitech International SA (a)	4,049	70,453
NetApp, Inc. (a)	8,898	443,031
Research In Motion Ltd. (a)	12,588	612,910
SanDisk Corp. (a)	5,644	206,853
Seagate Technology (a)	11,217	132,136
		10,752,770
Distribution & Wholesale – 0.4%
Fastenal Co.	3,371	179,303
Electronics – 0.8%
Flextronics International Ltd. (a)	20,321	122,739
FLIR Systems, Inc. (a)	3,945	101,386
Garmin Ltd.	4,279	129,868
		353,993
Energy — Alternate Sources – 0.6%
First Solar, Inc. (a)	1,786	263,167
Engineering & Construction – 0.2%
Foster Wheeler AG (a)	3,158	77,245
Environmental Controls – 0.3%
Stericycle, Inc. (a)	2,135	148,340
Health Care — Products – 1.4%
Henry Schein, Inc. (a)	2,183	127,880
Hologic, Inc. (a)	6,506	104,161
Intuitive Surgical, Inc. (a)	937	265,865
QIAGEN NV (a)	5,627	99,823
		597,729
Internet – 13.3%
Amazon.com, Inc. (a)	7,085	1,112,770
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	6,534	670,519
Check Point Software Technologies Ltd. (a)	4,899	180,920
eBay, Inc. (a)	23,311	568,788
Expedia, Inc.	6,673	188,245
Google, Inc. Class A (a)	3,573	1,878,648
Liberty Media Corp. - Interactive Class A (a)	13,101	179,615
Priceline.com, Inc. (a)	1,220	424,975
Symantec Corp. (a)	19,662	298,273
VeriSign, Inc. (a)	3,908	124,040
Yahoo!, Inc. (a)	15,431	218,657
		5,845,450
Lodging – 0.6%
Wynn Resorts Ltd.	3,212	278,705
Machinery — Construction & Mining – 0.4%
Joy Global, Inc.	2,420	170,174
Media – 4.1%
Comcast Corp. Class A	34,513	623,995
DIRECTV Class A (a)	15,043	626,240
DISH Network Corp. Class A	5,111	97,927
News Corp. Class A	33,958	443,491
		1,791,653
Pharmaceuticals – 6.3%
Cephalon, Inc. (a)	1,752	109,395
DENTSPLY International, Inc.	3,265	104,382
Express Scripts, Inc. (a)	11,535	561,754
Gilead Sciences, Inc. (a)	19,685	700,983
Mylan, Inc. (a)	7,506	141,188
Patterson Cos., Inc.	2,793	80,019
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	17,461	921,068
Warner Chilcott PLC Class A	5,943	133,361
		2,752,150
Retail – 5.1%
Bed Bath & Beyond, Inc. (a)	8,455	367,032
Costco Wholesale Corp.	5,513	355,533
O'Reilly Automotive, Inc. (a)	3,295	175,294
Ross Stores, Inc.	2,961	161,730
Sears Holdings Corp. (a)	2,753	198,601
Staples, Inc.	11,729	245,371
Starbucks Corp.	24,501	626,736
Urban Outfitters, Inc. (a)	3,946	124,062
		2,254,359
Semiconductors – 7.2%
Altera Corp.	10,293	310,437
Applied Materials, Inc.	16,620	194,122
Broadcom Corp. Class A	9,742	344,769
Intel Corp.	46,449	893,214
KLA-Tencor Corp.	4,858	171,147
Lam Research Corp. (a)	3,056	127,894
Linear Technology Corp.	7,161	220,058
Marvell Technology Group Ltd. (a)	14,782	258,833
Maxim Integrated Products, Inc.	6,984	129,274
Microchip Technology, Inc.	3,666	115,296
NVIDIA Corp. (a)	13,436	156,932
Xilinx, Inc.	8,176	217,563
		3,139,539
Software – 13.2%
Activision Blizzard, Inc.	26,053	281,893
Adobe Systems, Inc. (a)	12,244	320,181
Autodesk, Inc. (a)	5,649	180,599
BMC Software, Inc. (a)	4,943	200,093
CA, Inc.	11,829	249,829

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp. (a)	1,960	$164,620
Citrix Systems, Inc. (a)	5,290	360,990
Electronic Arts, Inc. (a)	7,959	130,766
Fiserv, Inc. (a)	4,467	240,414
Infosys Technologies Ltd. Sponsored ADR (India)	2,611	175,746
Intuit, Inc. (a)	9,440	413,566
Microsoft Corp.	70,960	1,737,810
Oracle Corp.	49,933	1,340,701
		5,797,208
Telecommunications – 9.5%
Cisco Systems, Inc. (a)	48,620	1,064,778
Millicom International Cellular SA	2,514	241,218
NII Holdings, Inc. (a)	3,885	159,673
QUALCOMM, Inc.	46,133	2,081,521
Virgin Media, Inc.	8,091	186,255
Vodafone Group PLC Sponsored ADR (United Kingdom)	16,869	418,520
		4,151,965
Textiles – 0.3%
Cintas Corp.	4,369	120,366
Toys, Games & Hobbies – 0.5%
Mattel, Inc.	9,781	229,462
Transportation – 1.4%
C.H. Robinson Worldwide, Inc.	3,920	274,086
Expeditors International of Washington, Inc.	4,955	229,070
J.B. Hunt Transport Services, Inc.	2,920	101,324
		604,480
TOTAL COMMON STOCK (Cost $35,316,231)		43,527,215
TOTAL EQUITIES (Cost $35,316,231)		43,527,215
TOTAL LONG-TERM INVESTMENTS (Cost $35,316,231)		43,527,215
	Principal Amount
SHORT-TERM INVESTMENTS – 0.8%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$219,319	219,319
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill (c) 0.192% 11/18/10	15,000	14,996
U.S. Treasury Bill (c) 0.193% 11/18/10	45,000	44,989
U.S. Treasury Bill (c) 0.212% 11/18/10	85,000	84,976
		144,961
TOTAL SHORT-TERM INVESTMENTS (Cost $364,280)		364,280
TOTAL INVESTMENTS – 100.1% (Cost $35,680,511) (d)		43,891,495
Other Assets/ (Liabilities) – (0.1)%		(56,739)
NET ASSETS – 100.0%		$43,834,756

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $219,319. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $224,413.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.6%
COMMON STOCK – 96.6%
Aerospace & Defense – 4.7%
The Boeing Co.	400,000	$26,616,000
Banks – 5.1%
Bank of New York Mellon Corp.	1,100,000	28,743,000
Commercial Services – 5.3%
Robert Half International, Inc.	1,162,100	30,214,600
Computers – 6.6%
Diebold, Inc.	650,000	20,208,500
Hewlett-Packard Co.	400,000	16,828,000
		37,036,500
Diversified Financial – 10.8%
Discover Financial Services	1,850,000	30,858,000
Franklin Resources, Inc.	280,000	29,932,000
		60,790,000
Electric – 3.3%
Calpine Corp. (a)	1,500,000	18,675,000
Entertainment – 3.2%
Penn National Gaming, Inc. (a)	613,000	18,150,930
Foods – 2.6%
Safeway, Inc.	706,000	14,938,960
Leisure Time – 6.8%
Carnival Corp.	1,000,000	38,210,000
Lodging – 4.6%
Starwood Hotels & Resorts Worldwide, Inc.	490,000	25,749,500
Machinery — Construction & Mining – 4.7%
Caterpillar, Inc.	340,000	26,751,200
Manufacturing – 4.9%
Illinois Tool Works, Inc.	586,500	27,577,230
Oil & Gas – 3.5%
Apache Corp.	200,000	19,552,000
Oil & Gas Services – 8.6%
National Oilwell Varco, Inc.	700,000	31,129,000
Transocean Ltd. (a)	270,000	17,358,300
		48,487,300
Retail – 10.1%
Best Buy Co., Inc.	700,000	28,581,000
Tiffany & Co.	609,600	28,645,104
		57,226,104
Semiconductors – 11.8%
Applied Materials, Inc.	2,400,000	28,032,000
Intel Corp.	2,000,000	38,460,000
		66,492,000
TOTAL COMMON STOCK (Cost $462,350,610)		545,210,324
TOTAL EQUITIES (Cost $462,350,610)		545,210,324
TOTAL LONG-TERM INVESTMENTS (Cost $462,350,610)		545,210,324
	Principal Amount
SHORT-TERM INVESTMENTS – 3.5%
Repurchase Agreement – 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$19,722,264	19,722,264
TOTAL SHORT-TERM INVESTMENTS (Cost $19,722,264)		19,722,264
TOTAL INVESTMENTS – 100.1% (Cost $482,072,874) (c)		564,932,588
Other Assets/ (Liabilities) – (0.1)%		(540,697)
NET ASSETS – 100.0%		$564,391,891

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $19,722,269. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $20,117,724.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.7%
COMMON STOCK – 97.7%
Aerospace & Defense – 0.7%
L-3 Communications Holdings, Inc.	13,000	$939,510
Agriculture – 1.9%
Reynolds American, Inc.	40,250	2,390,447
Apparel – 0.8%
VF Corp.	13,400	1,085,668
Automotive & Parts – 1.5%
Lear Corp. (a)	24,250	1,914,053
Banks – 4.1%
Comerica, Inc.	46,050	1,710,757
Cullen/Frost Bankers, Inc.	17,800	958,886
Fifth Third Bancorp	110,100	1,324,503
KeyCorp	153,750	1,223,850
		5,217,996
Beverages – 0.8%
Constellation Brands, Inc. Class A (a)	59,475	1,052,113
Chemicals – 1.5%
Eastman Chemical Co.	26,725	1,977,650
Coal – 0.8%
Alpha Natural Resources, Inc. (a)	24,650	1,014,348
Commercial Services – 2.2%
Donnelley (R.R.) & Sons Co.	57,300	971,808
Hertz Global Holdings, Inc. (a)	81,050	858,319
McKesson Corp.	15,200	939,056
		2,769,183
Distribution & Wholesale – 1.0%
United Stationers, Inc. (a)	24,650	1,319,022
Diversified Financial – 3.8%
Ameriprise Financial, Inc.	24,000	1,135,920
Discover Financial Services	97,750	1,630,470
Federated Investors, Inc. Class B	41,200	937,712
Invesco Ltd.	55,400	1,176,142
		4,880,244
Electric – 4.7%
CMS Energy Corp.	89,575	1,614,141
Edison International	28,100	966,359
Pepco Holdings, Inc.	45,375	843,975
Progress Energy, Inc.	34,075	1,513,612
SCANA Corp.	26,100	1,052,352
		5,990,439
Electrical Components & Equipment – 0.7%
General Cable Corp. (a)	33,250	901,740
Electronics – 1.7%
Garmin Ltd.	33,300	1,010,655
Jabil Circuit, Inc.	80,800	1,164,328
		2,174,983
Engineering & Construction – 0.9%
Fluor Corp.	22,800	1,129,284
Foods – 3.8%
ConAgra Foods, Inc.	41,600	912,704
Corn Products International, Inc.	27,800	1,042,500
SUPERVALU, Inc.	66,300	764,439
The Hain Celestial Group, Inc. (a)	26,175	627,677
Tyson Foods, Inc. Class A	39,700	635,994
United Natural Foods, Inc. (a)	25,675	850,869
		4,834,183
Forest Products & Paper – 0.5%
International Paper Co.	29,650	644,888
Gas – 4.4%
AGL Resources, Inc.	27,100	1,039,556
Atmos Energy Corp.	33,500	979,875
NiSource, Inc.	145,275	2,527,785
Southern Union Co.	43,500	1,046,610
		5,593,826
Hand & Machine Tools – 0.7%
Stanley Black & Decker, Inc.	14,975	917,668
Health Care — Services – 2.5%
Health Management Associates, Inc. Class A (a)	204,125	1,563,598
Health Net, Inc. (a)	60,875	1,655,191
		3,218,789
Household Products – 0.8%
Avery Dennison Corp.	27,900	1,035,648
Housewares – 0.4%
Newell Rubbermaid, Inc.	32,900	585,949
Insurance – 8.2%
Aon Corp.	16,600	649,226
Everest Re Group Ltd.	15,775	1,364,064
The Hartford Financial Services Group, Inc.	60,200	1,381,590
Lincoln National Corp.	29,275	700,258
Mercury General Corp.	24,400	997,228
Reinsurance Group of America, Inc. Class A	21,400	1,033,406
RenaissanceRe Holdings Ltd.	17,700	1,061,292
Unum Group	43,700	967,955
XL Group PLC	109,925	2,380,976
		10,535,995
Iron & Steel – 1.4%
Reliance Steel & Aluminum Co.	44,000	1,827,320
Lodging – 1.1%
Wyndham Worldwide Corp.	53,675	1,474,452
Machinery — Diversified – 0.9%
Eaton Corp.	14,275	1,177,545
Manufacturing – 2.6%
Crane Co.	25,350	961,779
Parker Hannifin Corp.	14,450	1,012,367
Pentair, Inc.	40,850	1,373,785
		3,347,931
Media – 1.7%
CBS Corp. Class B	27,500	380,050
Viacom, Inc. Class B	50,000	1,809,500
		2,189,550
Mining – 0.9%
Yamana Gold, Inc.	98,900	1,127,460
Office Equipment/Supplies – 2.0%
Xerox Corp.	255,050	2,639,767

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 5.2%
Chesapeake Energy Corp.	19,125	$433,181
Cimarex Energy Co.	13,800	913,284
Newfield Exploration Co. (a)	30,985	1,779,779
Nexen, Inc.	48,800	980,880
Questar Corp.	58,325	1,022,437
Tesoro Corp.	55,675	743,818
Whiting Petroleum Corp. (a)	8,900	850,039
		6,723,418
Oil & Gas Services – 3.0%
Complete Production Services, Inc. (a)	65,675	1,343,054
Oil States International, Inc. (a)	32,425	1,509,383
Tidewater, Inc.	22,600	1,012,706
		3,865,143
Packaging & Containers – 1.6%
Ball Corp.	17,750	1,044,588
Sonoco Products Co.	31,400	1,050,016
		2,094,604
Pharmaceuticals – 1.9%
AmerisourceBergen Corp.	44,350	1,359,771
Valeant Pharmaceuticals International, Inc.	43,200	1,082,160
		2,441,931
Pipelines – 0.6%
El Paso Corp.	60,900	753,942
Real Estate – 1.3%
CB Richard Ellis Group, Inc. Class A (a)	90,975	1,663,023
Real Estate Investment Trusts (REITS) – 7.1%
Annaly Capital Management, Inc.	58,200	1,024,320
BioMed Realty Trust, Inc.	79,050	1,416,576
Duke Realty Corp.	84,600	980,514
DuPont Fabros Technology, Inc.	55,025	1,383,879
Home Properties, Inc.	37,410	1,978,989
Hospitality Properties Trust	47,100	1,051,743
Vornado Realty Trust	14,950	1,278,673
		9,114,694
Retail – 5.9%
Kohl's Corp. (a)	23,675	1,247,199
Limited Brands, Inc.	42,400	1,135,472
Nu Skin Enterprises, Inc. Class A	49,425	1,423,440
Phillips-Van Heusen Corp.	36,860	2,217,498
RadioShack Corp.	47,800	1,019,574
Williams-Sonoma, Inc.	15,250	483,425
		7,526,608
Savings & Loans – 1.6%
First Niagara Financial Group, Inc.	171,800	2,001,470
Semiconductors – 1.5%
Atmel Corp. (a)	55,000	437,800
Micron Technology, Inc. (a)	89,200	643,132
Teradyne, Inc. (a)	75,950	846,083
		1,927,015
Telecommunications – 4.7%
Amdocs Ltd. (a)	13,400	384,044
CenturyLink, Inc.	26,200	1,033,852
JDS Uniphase Corp. (a)	34,225	424,048
Motorola, Inc. (a)	165,675	1,413,207
Qwest Communications International, Inc.	264,200	1,656,534
Windstream Corp.	88,900	1,092,581
		6,004,266
Toys, Games & Hobbies – 0.9%
Mattel, Inc.	47,400	1,112,004
Transportation – 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	25,550	1,285,165
Canadian Pacific Railway Ltd.	24,675	1,503,448
		2,788,613
Water – 1.2%
American Water Works Co., Inc.	64,675	1,504,987
TOTAL COMMON STOCK (Cost $119,101,687)		125,429,369
TOTAL EQUITIES (Cost $119,101,687)		125,429,369
TOTAL LONG-TERM INVESTMENTS (Cost $119,101,687)		125,429,369
	Principal Amount
SHORT-TERM INVESTMENTS – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$2,258,875	2,258,875
TOTAL SHORT-TERM INVESTMENTS (Cost $2,258,875)		2,258,875
TOTAL INVESTMENTS – 99.5% (Cost $121,360,562) (c)		127,688,244
Other Assets/ (Liabilities) – 0.5%		705,505
NET ASSETS – 100.0%		$128,393,749

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $2,258,876. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 5/15/39, and an aggregate market value, including accrued interest, of $2,307,137.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.3%
COMMON STOCK – 97.3%
Auto Manufacturers – 0.8%
Oshkosh Corp. (a)	26,200	$720,500
Automotive & Parts – 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	106,800	963,336
Banks – 5.9%
First Midwest Bancorp, Inc.	65,400	754,062
Hancock Holding Co.	9,700	291,679
International Bancshares Corp.	41,700	704,313
MB Financial, Inc.	33,800	548,236
Northwest Bancshares, Inc.	60,200	673,638
Synovus Financial Corp.	439,600	1,081,416
United Community Banks, Inc. (a)	68,500	153,440
Webster Financial Corp.	52,500	921,900
Westamerica Bancorp.	6,800	370,532
		5,499,216
Biotechnology – 1.0%
Charles River Laboratories International, Inc. (a)	29,300	971,295
Building Materials – 1.9%
Comfort Systems USA, Inc.	50,900	546,157
Gibraltar Industries, Inc. (a)	39,706	356,560
Simpson Manufacturing Co., Inc.	34,100	879,098
		1,781,815
Chemicals – 1.7%
PolyOne Corp. (a)	134,400	1,624,896
Commercial Services – 6.8%
Aaron's, Inc.	24,250	447,412
Administaff, Inc.	19,900	535,907
Arbitron, Inc.	40,100	1,121,597
Korn/Ferry International (a)	54,700	904,738
Maximus, Inc.	33,300	2,050,614
Valassis Communications, Inc. (a)	37,800	1,281,042
		6,341,310
Computers – 3.9%
Diebold, Inc.	53,400	1,660,206
Electronics for Imaging, Inc. (a)	35,423	429,327
Mentor Graphics Corp. (a)	108,300	1,144,731
Mercury Computer Systems, Inc. (a)	36,700	441,501
		3,675,765
Distribution & Wholesale – 1.3%
United Stationers, Inc. (a)	22,300	1,193,273
Diversified Financial – 0.8%
Janus Capital Group, Inc.	63,200	692,040
Electric – 1.6%
Unisource Energy Corp.	27,400	915,982
Westar Energy, Inc.	24,800	600,904
		1,516,886
Electrical Components & Equipment – 3.2%
Belden, Inc.	59,800	1,577,524
Littelfuse, Inc. (a)	33,200	1,450,840
		3,028,364
Electronics – 5.9%
Coherent, Inc. (a)	10,300	412,103
Faro Technologies, Inc. (a)	15,200	331,512
Gentex Corp.	66,200	1,291,562
Park Electrochemical Corp.	29,600	779,664
Plexus Corp. (a)	39,100	1,147,585
Vishay Intertechnology, Inc. (a)	143,600	1,390,048
Vishay Precision Group, Inc. (a)	10,250	160,002
		5,512,476
Engineering & Construction – 1.0%
Insituform Technologies, Inc. Class A (a)	39,700	959,946
Entertainment – 0.5%
Bally Technologies, Inc. (a)	14,100	492,795
Foods – 1.9%
Lance, Inc.	33,000	702,900
Ralcorp Holdings, Inc. (a)	17,600	1,029,248
		1,732,148
Forest Products & Paper – 0.7%
Deltic Timber Corp.	15,200	680,960
Gas – 2.6%
Atmos Energy Corp.	20,500	599,625
New Jersey Resources Corp.	12,000	470,640
UGI Corp.	30,300	866,883
WGL Holdings, Inc.	13,700	517,586
		2,454,734
Hand & Machine Tools – 1.1%
Regal-Beloit Corp.	17,000	997,730
Health Care — Products – 0.3%
Haemonetics Corp. (a)	5,200	304,356
Health Care — Services – 2.6%
AmSurg Corp. (a)	39,800	695,704
HEALTHSOUTH Corp. (a)	50,600	971,520
ICON PLC Sponsored ADR (Ireland) (a)	37,100	802,102
		2,469,326
Home Furnishing – 1.3%
Whirlpool Corp.	15,300	1,238,688
Household Products – 0.5%
Acco Brands Corp. (a)	84,800	487,600
Insurance – 6.5%
Alleghany Corp. (a)	1,828	553,939
Assured Guaranty Ltd.	34,500	590,295
Delphi Financial Group, Inc. Class A	48,200	1,204,518
Platinum Underwriters Holdings Ltd.	24,600	1,070,592
Reinsurance Group of America, Inc. Class A	23,900	1,154,131
Torchmark Corp.	17,000	903,380
Universal American Financial Corp.	11,700	172,575
Validus Holdings Ltd.	15,800	416,488
		6,065,918

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet – 0.7%
Websense, Inc. (a)	38,500	$682,990
Investment Companies – 1.1%
Ares Capital Corp.	64,800	1,014,120
Leisure Time – 0.8%
Brunswick Corp.	46,500	707,730
Lodging – 1.1%
Ameristar Casinos, Inc.	19,500	340,275
Choice Hotels International, Inc.	19,600	714,616
		1,054,891
Machinery — Construction & Mining – 1.2%
Terex Corp. (a)	47,800	1,095,576
Machinery — Diversified – 4.2%
Albany International Corp. Class A	48,200	911,944
Cognex Corp.	50,200	1,346,364
Flowserve Corp.	7,600	831,592
Zebra Technologies Corp. Class A (a)	24,400	820,816
		3,910,716
Manufacturing – 4.8%
Acuity Brands, Inc.	14,500	641,480
AptarGroup, Inc.	17,800	812,926
Carlisle Cos., Inc.	53,100	1,590,345
ESCO Technologies, Inc.	20,200	671,852
Matthews International Corp. Class A	21,300	753,168
		4,469,771
Media – 0.5%
John Wiley & Sons, Inc. Class A	10,900	445,374
Metal Fabricate & Hardware – 1.0%
Mueller Industries, Inc.	34,100	903,309
Mining – 0.1%
Amcol International Corp.	2,200	57,618
Oil & Gas – 3.2%
EXCO Resources, Inc.	48,700	724,169
Penn Virginia Corp.	24,700	396,188
Plains Exploration & Production Co. (a)	27,300	728,091
SM Energy Co.	10,800	404,568
Whiting Petroleum Corp. (a)	8,100	773,631
		3,026,647
Oil & Gas Services – 1.1%
SEACOR Holdings, Inc. (a)	11,700	996,372
Pharmaceuticals – 1.5%
Herbalife Ltd.	22,600	1,363,910
Real Estate Investment Trusts (REITS) – 1.8%
DiamondRock Hospitality Co. (a)	49,034	465,333
Mack-Cali Realty Corp.	12,600	412,146
Realty Income Corp.	11,300	381,036
Ventas, Inc.	8,700	448,659
		1,707,174
Retail – 9.4%
Cabela's, Inc. (a)	65,200	1,237,496
Casey's General Stores, Inc.	12,900	538,575
The Cato Corp. Class A	54,700	1,463,772
CEC Entertainment, Inc. (a)	20,821	714,785
Dress Barn, Inc. (a)	31,800	755,250
Hibbett Sports, Inc. (a)	22,300	556,385
The Men's Wearhouse, Inc.	58,700	1,396,473
O'Reilly Automotive, Inc. (a)	8,800	468,160
Sonic Corp. (a)	72,700	587,416
Stage Stores, Inc.	80,300	1,043,900
		8,762,212
Savings & Loans – 0.6%
NewAlliance Bancshares, Inc.	43,500	548,970
Semiconductors – 1.9%
Brooks Automation, Inc. (a)	110,800	743,468
Maxim Integrated Products, Inc.	57,400	1,062,474
		1,805,942
Software – 1.4%
Fiserv, Inc. (a)	25,000	1,345,500
Storage & Warehousing – 0.9%
Mobile Mini, Inc. (a)	56,800	871,312
Toys, Games & Hobbies – 1.6%
Mattel, Inc.	61,400	1,440,444
Transportation – 2.7%
Bristow Group, Inc. (a)	14,200	512,336
Genesee & Wyoming, Inc. Class A (a)	25,500	1,106,445
Kirby Corp. (a)	22,800	913,368
		2,532,149
Trucking & Leasing – 0.9%
GATX Corp.	29,000	850,280
TOTAL COMMON STOCK (Cost $84,514,685)		90,998,380
TOTAL EQUITIES (Cost $84,514,685)		90,998,380
TOTAL LONG-TERM INVESTMENTS (Cost $84,514,685)		90,998,380
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$2,736,421	2,736,421
TOTAL SHORT-TERM INVESTMENTS (Cost $2,736,421)		2,736,421
TOTAL INVESTMENTS – 100.2% (Cost $87,251,106) (c)		93,734,801
Other Assets/ (Liabilities) – (0.2)%		(148,688)
NET ASSETS – 100.0%		$93,586,113

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,736,422. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $2,798,424.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.4%
COMMON STOCK – 95.8%
Aerospace & Defense – 1.6%
AAR Corp. (a)	39,200	$731,472
Curtiss-Wright Corp.	25,400	769,620
Esterline Technologies Corp. (a)	32,800	1,877,144
Kaman Corp.	47,700	1,250,217
Kratos Defense & Security Solutions, Inc. (a)	28,500	303,525
Moog, Inc. Class A (a)	29,448	1,045,698
Teledyne Technologies, Inc. (a)	20,800	828,256
Triumph Group, Inc.	15,725	1,172,928
		7,978,860
Agriculture – 0.4%
Alliance One International, Inc. (a)	445,525	1,848,929
Airlines – 0.8%
Alaska Air Group, Inc. (a)	60,600	3,092,418
JetBlue Airways Corp. (a)	148,345	992,428
		4,084,846
Apparel – 0.7%
K-Swiss, Inc. Class A (a)	91,575	1,167,581
Skechers U.S.A., Inc. Class A (a)	61,925	1,454,619
Volcom, Inc. (a)	55,225	1,055,902
		3,678,102
Automotive & Parts – 0.8%
Cooper Tire & Rubber Co.	100,875	1,980,176
Spartan Motors, Inc.	124,150	576,056
Tenneco, Inc. (a)	43,875	1,271,059
		3,827,291
Banks – 6.9%
Boston Private Financial Holdings, Inc.	146,375	957,293
City Holding Co.	43,860	1,345,186
Columbia Banking System, Inc.	99,625	1,957,631
East West Bancorp, Inc.	210,500	3,426,940
F.N.B. Corp.	177,225	1,517,046
FirstMerit Corp.	71,987	1,318,802
Glacier Bancorp, Inc.	133,700	1,952,020
Home Bancshares, Inc.	83,556	1,697,858
IBERIABANK Corp.	21,490	1,074,070
Independent Bank Corp.	45,910	1,033,893
National Penn Bancshares, Inc.	212,225	1,326,406
Old National Bancorp	172,600	1,812,300
Oriental Financial Group, Inc.	79,300	1,054,690
Prosperity Bancshares, Inc.	31,410	1,019,883
Signature Bank (a)	36,700	1,425,428
SVB Financial Group (a)	93,400	3,952,688
Trustmark Corp.	92,938	2,020,472
Umpqua Holdings Corp.	51,025	578,624
United Bankshares, Inc.	30,000	746,700
Webster Financial Corp.	60,375	1,060,185
Wintrust Financial Corp.	99,325	3,219,123
		34,497,238
Biotechnology – 0.2%
Celera Corp. (a)	79,545	536,133
Exelixis, Inc. (a)	165,900	650,328
		1,186,461
Building Materials – 1.4%
Comfort Systems USA, Inc.	91,000	976,430
Drew Industries, Inc. (a)	93,800	1,956,668
Gibraltar Industries, Inc. (a)	103,400	928,532
Interline Brands, Inc. (a)	107,780	1,944,351
Universal Forest Products, Inc.	49,000	1,433,250
		7,239,231
Chemicals – 2.1%
American Vanguard Corp.	92,100	569,178
Arch Chemicals, Inc.	64,500	2,263,305
Ferro Corp. (a)	86,475	1,114,663
Innospec, Inc. (a)	142,265	2,166,696
Minerals Technologies, Inc.	41,425	2,440,761
OM Group, Inc. (a)	28,805	867,606
The Valspar Corp.	43,200	1,375,920
		10,798,129
Coal – 0.1%
Cloud Peak Energy, Inc. (a)	40,100	731,825
Commercial Services – 4.6%
Aaron's, Inc.	289,100	5,333,895
Corinthian Colleges, Inc. (a)	41,900	294,138
Deluxe Corp.	45,950	879,024
Electro Rent Corp.	121,900	1,618,832
Exponent, Inc. (a)	29,300	984,187
FTI Consulting, Inc. (a)	48,000	1,665,120
Global Payments, Inc.	37,600	1,612,664
Landauer, Inc.	24,100	1,509,383
McGrath Rentcorp	113,700	2,723,115
Navigant Consulting, Inc. (a)	125,200	1,456,076
On Assignment, Inc. (a)	166,900	876,225
Pharmaceutical Product Development, Inc.	54,100	1,341,139
Rent-A-Center, Inc.	59,675	1,335,526
Service Corp. International	103,325	890,662
Startek, Inc. (a)	96,036	401,430
		22,921,416
Computers – 0.6%
MTS Systems Corp.	32,775	1,016,025
SRA International, Inc. Class A (a)	44,100	869,652
Xyratex Ltd. (a)	68,400	1,015,056
		2,900,733
Distribution & Wholesale – 1.9%
Beacon Roofing Supply, Inc. (a)	200,200	2,916,914
Owens & Minor, Inc.	145,900	4,152,314
Pool Corp.	75,000	1,505,250
Watsco, Inc.	16,203	902,183
		9,476,661
Diversified Financial – 2.2%
E*TRADE Financial Corp. (a)	38,680	562,407
Eaton Vance Corp.	45,027	1,307,584
Jefferies Group, Inc.	49,100	1,114,079
JMP Group, Inc.	66,300	404,430
Knight Capital Group, Inc. Class A (a)	136,975	1,697,120
Lazard Ltd. Class A	34,225	1,200,613

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ocwen Financial Corp. (a)	59,075	$599,021
Piper Jaffray Cos., Inc. (a)	26,300	766,119
Raymond James Financial, Inc.	57,503	1,456,551
Stifel Financial Corp. (a)	39,850	1,844,657
		10,952,581
Electric – 3.5%
Black Hills Corp.	44,300	1,382,160
Cleco Corp.	81,850	2,424,397
El Paso Electric Co. (a)	99,600	2,368,488
The Empire District Electric Co.	23,800	479,570
IDACORP, Inc.	26,525	952,778
ITC Holdings Corp.	15,550	967,987
MGE Energy, Inc.	28,025	1,109,510
NorthWestern Corp.	87,625	2,497,312
Pike Electric Corp. (a)	106,150	772,772
Portland General Electric Co.	118,550	2,404,194
Westar Energy, Inc.	97,120	2,353,218
		17,712,386
Electrical Components & Equipment – 1.3%
Advanced Energy Industries, Inc. (a)	103,700	1,354,322
Belden, Inc.	68,800	1,814,944
EnerSys (a)	10,100	252,197
GrafTech International Ltd. (a)	53,435	835,189
Littelfuse, Inc. (a)	49,200	2,150,040
		6,406,692
Electronics – 2.0%
Analogic Corp.	24,300	1,090,584
Checkpoint Systems, Inc. (a)	42,098	856,694
CTS Corp.	61,015	586,964
Itron, Inc. (a)	20,300	1,242,969
Methode Electronics, Inc.	43,300	393,164
Newport Corp. (a)	74,400	843,696
Technitrol, Inc.	157,970	696,648
Thomas & Betts Corp. (a)	23,575	967,047
Woodward Governor Co.	109,300	3,543,506
		10,221,272
Engineering & Construction – 1.0%
Insituform Technologies, Inc. Class A (a)	108,000	2,611,440
Sterling Construction Co., Inc. (a)	31,600	391,208
URS Corp. (a)	50,450	1,916,091
		4,918,739
Entertainment – 0.2%
Ascent Media Corp. Series A (a)	31,100	830,681
Environmental Controls – 1.1%
Calgon Carbon Corp. (a)	93,425	1,354,662
Mine Safety Appliances Co.	44,800	1,214,080
Waste Connections, Inc. (a)	71,200	2,823,792
		5,392,534
Foods – 0.9%
Nash Finch Co.	44,400	1,888,776
Spartan Stores, Inc.	38,515	558,468
TreeHouse Foods, Inc. (a)	50,330	2,320,213
		4,767,457
Forest Products & Paper – 1.8%
Clearwater Paper Corp. (a)	31,100	2,366,088
Deltic Timber Corp.	40,943	1,834,246
Potlatch Corp.	106,655	3,626,270
Wausau Paper Corp. (a)	124,000	1,027,960
		8,854,564
Gas – 1.3%
AGL Resources, Inc.	26,120	1,001,963
South Jersey Industries, Inc.	30,097	1,488,899
Southwest Gas Corp.	54,700	1,837,373
Vectren Corp.	39,500	1,021,865
WGL Holdings, Inc.	37,984	1,435,035
		6,785,135
Hand & Machine Tools – 0.3%
Franklin Electric Co., Inc.	17,400	576,984
Snap-on, Inc.	23,700	1,102,287
		1,679,271
Health Care — Products – 1.4%
AngioDynamics, Inc. (a)	68,000	1,036,320
Cantel Medical Corp.	24,300	393,660
Merit Medical Systems, Inc. (a)	52,725	837,800
PSS World Medical, Inc. (a)	62,100	1,327,698
Quidel Corp. (a)	70,700	776,993
West Pharmaceutical Services, Inc.	57,200	1,962,532
Wright Medical Group, Inc. (a)	42,525	612,785
		6,947,788
Health Care — Services – 2.4%
Amedisys, Inc. (a)	28,900	687,820
AMERIGROUP Corp. (a)	54,775	2,326,294
Covance, Inc. (a)	42,150	1,972,199
Coventry Health Care, Inc. (a)	30,775	662,586
Healthways, Inc. (a)	44,530	518,329
ICON PLC Sponsored ADR (Ireland) (a)	30,550	660,491
Magellan Health Services, Inc. (a)	29,460	1,391,690
MEDNAX, Inc. (a)	24,499	1,305,797
National Healthcare Corp.	41,800	1,549,526
Triple-S Management Corp. Class B (a)	65,300	1,100,305
		12,175,037
Home Builders – 0.8%
M/I Homes, Inc. (a)	52,900	548,573
Meritage Home Corp. (a)	108,000	2,118,960
Winnebago Industries, Inc. (a)	117,200	1,221,224
		3,888,757
Home Furnishing – 0.3%
Ethan Allen Interiors, Inc.	34,900	609,354
La-Z-Boy, Inc. (a)	107,275	905,401
Stanley Furniture Co., Inc. (a)	66,800	229,792
		1,744,547
Household Products – 0.5%
CSS Industries, Inc.	50,500	873,145
The Scotts Miracle-Gro Co. Class A	28,400	1,469,132
		2,342,277

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares – 0.3%
The Toro Co.	27,800	$1,563,194
Insurance – 5.9%
Alterra Capital Holdings Ltd.	192,075	3,826,134
Argo Group International Holdings Ltd.	47,753	1,658,939
CNO Financial Group, Inc. (a)	138,925	769,645
Delphi Financial Group, Inc. Class A	97,652	2,440,323
Employers Holdings, Inc.	137,625	2,170,346
Maiden Holdings Ltd.	201,175	1,530,942
Markel Corp. (a)	4,400	1,516,196
MGIC Investment Corp. (a)	88,850	820,085
Montpelier Re Holdings Ltd.	82,605	1,430,719
National Interstate Corp.	72,000	1,567,440
Platinum Underwriters Holdings Ltd.	40,190	1,749,069
ProAssurance Corp. (a)	105,825	6,094,462
Protective Life Corp.	56,900	1,238,144
Reinsurance Group of America, Inc. Class A	31,100	1,501,819
State Auto Financial Corp. Class A	31,200	474,552
United Fire & Casualty Co.	47,300	1,003,233
		29,792,048
Internet – 0.8%
Digital River, Inc. (a)	37,600	1,279,904
j2 Global Communications, Inc. (a)	46,430	1,104,570
Websense, Inc. (a)	79,400	1,408,556
		3,793,030
Investment Companies – 1.6%
Ares Capital Corp.	280,825	4,394,911
Hercules Technology Growth Capital, Inc.	130,800	1,322,388
Kohlberg Capital Corp.	125,000	836,250
PennantPark Investment Corp.	140,500	1,490,705
		8,044,254
Iron & Steel – 0.4%
Carpenter Technology Corp.	58,000	1,955,180
Leisure Time – 0.6%
Brunswick Corp.	37,300	567,706
Callaway Golf Co.	147,450	1,032,150
LIFE TIME FITNESS, Inc. (a)	38,200	1,507,754
		3,107,610
Lodging – 0.4%
Orient-Express Hotels Ltd. (a)	178,000	1,984,700
Machinery — Construction & Mining – 0.2%
Astec Industries, Inc. (a)	33,000	941,490
Machinery — Diversified – 2.0%
Cascade Corp.	33,100	1,052,580
IDEX Corp.	73,325	2,603,771
Nordson Corp.	56,900	4,192,961
Robbins & Myers, Inc.	74,300	1,989,754
		9,839,066
Manufacturing – 3.9%
Ameron International Corp.	29,200	1,984,432
AptarGroup, Inc.	84,500	3,859,115
Barnes Group, Inc.	74,025	1,302,100
Ceradyne, Inc. (a)	57,610	1,345,194
EnPro Industries, Inc. (a)	35,475	1,109,658
FreightCar America, Inc.	36,000	885,600
Harsco Corp.	33,000	811,140
Hexcel Corp. (a)	78,700	1,400,073
Koppers Holdings, Inc.	38,600	1,037,182
Matthews International Corp. Class A	77,000	2,722,720
Myers Industries, Inc.	246,870	2,120,613
Tredegar Corp.	64,550	1,225,159
		19,802,986
Media – 0.2%
The Dolan Co. (a)	48,600	552,582
Saga Communications, Inc. Class A (a)	27,000	548,100
		1,100,682
Metal Fabricate & Hardware – 1.1%
Ampco-Pittsburgh Corp.	36,485	905,558
Circor International, Inc.	44,500	1,406,200
Sims Group Ltd. Sponsored ADR (Australia)	103,800	1,764,600
The Timken Co.	43,700	1,676,332
		5,752,690
Mining – 2.3%
Amcol International Corp.	51,600	1,351,404
Brush Engineered Materials, Inc. (a)	44,525	1,266,291
Franco-Nevada Corp.	57,100	1,795,451
Globe Specialty Metals, Inc. (a)	109,775	1,541,241
Hecla Mining Co. (a)	152,700	965,064
Molycorp, Inc. (a)	18,200	514,878
Royal Gold, Inc.	36,588	1,823,546
RTI International Metals, Inc. (a)	49,775	1,524,110
Thompson Creek Metals Co., Inc. (a)	72,600	782,628
		11,564,613
Oil & Gas – 5.1%
Atwood Oceanics, Inc. (a)	32,200	980,490
Cabot Oil & Gas Corp.	51,800	1,559,698
Forest Oil Corp. (a)	87,125	2,587,612
Hercules Offshore, Inc. (a)	116,200	307,930
Kodiak Oil & Gas Corp. (a)	450,900	1,528,551
Northern Oil and Gas, Inc. (a)	59,000	999,460
Oasis Petroleum, Inc. (a)	110,000	2,130,700
Penn Virginia Corp.	114,600	1,838,184
Questar Corp.	80,850	1,417,300
SM Energy Co.	35,025	1,312,037
Swift Energy Co. (a)	48,300	1,356,264
Venoco, Inc. (a)	81,325	1,596,410
Whiting Petroleum Corp. (a)	84,794	8,098,675
		25,713,311
Oil & Gas Services – 2.8%
CARBO Ceramics, Inc.	28,500	2,308,500
Complete Production Services, Inc. (a)	97,850	2,001,032
Core Laboratories NV	23,200	2,042,528
Dril-Quip, Inc. (a)	17,750	1,102,453
Helix Energy Solutions Group, Inc. (a)	132,375	1,474,657
Lufkin Industries, Inc.	27,732	1,217,435

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Newpark Resources, Inc. (a)	110,300	$926,520
RPC, Inc.	63,075	1,334,667
TETRA Technologies, Inc. (a)	151,100	1,541,220
Union Drilling, Inc. (a)	53,000	237,440
		14,186,452
Pharmaceuticals – 0.7%
Akorn, Inc. (a)	185,785	750,571
Inspire Pharmaceuticals, Inc. (a)	99,830	593,989
Omnicare, Inc.	39,900	952,812
Par Pharmaceutical Cos., Inc. (a)	25,035	728,018
Viropharma, Inc. (a)	50,580	754,148
		3,779,538
Pipelines – 0.2%
ONEOK, Inc.	26,200	1,180,048
Real Estate Investment Trusts (REITS) – 6.7%
Acadia Realty Trust	88,400	1,679,600
American Campus Communities, Inc.	42,970	1,308,007
Anworth Mortgage Asset Corp.	127,925	912,105
CBL & Associates Properties, Inc.	236,300	3,086,078
Cedar Shopping Centers, Inc.	113,400	689,472
DiamondRock Hospitality Co. (a)	161,475	1,532,398
First Potomac Realty Trust	256,450	3,846,750
Hersha Hospitality Trust	300,925	1,558,791
Highwoods Properties, Inc.	36,675	1,190,837
Kilroy Realty Corp.	82,600	2,737,364
LaSalle Hotel Properties	100,200	2,343,678
Lexington Realty Trust	258,500	1,850,860
LTC Properties, Inc.	62,220	1,587,854
Medical Properties Trust, Inc.	121,400	1,230,996
MFA Financial, Inc.	190,850	1,456,186
National Retail Properties, Inc.	72,255	1,814,323
Parkway Properties, Inc.	38,100	563,880
Sun Communities, Inc.	56,420	1,732,094
Washington Real Estate Investment Trust	80,400	2,551,092
		33,672,365
Retail – 4.7%
Asbury Automotive Group, Inc. (a)	92,515	1,301,686
Bebe Stores, Inc.	128,125	923,781
Brinker International, Inc.	34,901	658,233
Build-A-Bear Workshop, Inc. (a)	127,210	769,621
Cash America International, Inc.	46,686	1,634,010
Dillard's, Inc. Class A	65,725	1,553,739
The Finish Line, Inc. Class A	65,225	907,280
Fred's, Inc. Class A	90,100	1,063,180
Haverty Furniture Cos., Inc.	109,300	1,192,463
Hot Topic, Inc.	267,500	1,602,325
Insight Enterprises, Inc. (a)	93,035	1,455,067
Jones Apparel Group, Inc.	39,475	775,289
MarineMax, Inc. (a)	87,100	613,184
The Men's Wearhouse, Inc.	74,800	1,779,492
The Pantry, Inc. (a)	65,200	1,571,972
Phillips-Van Heusen Corp.	31,900	1,919,104
School Specialty, Inc. (a)	50,810	661,038
Sonic Corp. (a)	44,250	357,540
Stein Mart, Inc. (a)	160,100	1,413,683
The Wet Seal, Inc. Class A (a)	387,285	1,312,896
		23,465,583
Savings & Loans – 1.3%
Astoria Financial Corp.	81,250	1,107,437
Dime Community Bancshares	91,635	1,269,145
First Niagara Financial Group, Inc.	103,610	1,207,056
Flushing Financial Corp.	94,985	1,098,027
NewAlliance Bancshares, Inc.	69,470	876,711
Washington Federal, Inc.	71,095	1,084,910
		6,643,286
Semiconductors – 1.5%
ATMI, Inc. (a)	49,800	740,028
Brooks Automation, Inc. (a)	125,305	840,797
Cabot Microelectronics Corp. (a)	24,300	781,974
International Rectifier Corp. (a)	62,500	1,318,125
Microsemi Corp. (a)	79,400	1,361,710
Teradyne, Inc. (a)	137,900	1,536,206
Zoran Corp. (a)	152,725	1,166,819
		7,745,659
Software – 1.7%
Accelrys, Inc. (a)	67,884	472,473
CSG Systems International, Inc. (a)	40,070	730,476
Progress Software Corp. (a)	90,200	2,985,620
Seachange International, Inc. (a)	115,825	858,263
SYNNEX Corp. (a)	63,000	1,772,820
VeriFone Holdings, Inc. (a)	51,710	1,606,630
		8,426,282
Telecommunications – 3.4%
Anixter International, Inc. (a)	18,775	1,013,662
Arris Group, Inc. (a)	216,325	2,113,495
Black Box Corp.	45,605	1,462,097
Finisar Corp. (a)	101,324	1,903,878
Ixia (a)	156,500	1,940,600
NICE Systems Ltd. ADR (Israel) (a)	40,555	1,268,966
Oplink Communications, Inc. (a)	94,975	1,884,304
Premiere Global Services, Inc. (a)	153,900	1,089,612
SBA Communications Corp. Class A (a)	29,200	1,176,760
Sonus Networks, Inc. (a)	349,900	1,235,147
Symmetricom, Inc. (a)	92,355	528,271
ViaSat, Inc. (a)	39,175	1,610,484
		17,227,276
Textiles – 0.4%
Culp, Inc. (a)	54,000	529,200
G&K Services, Inc. Class A	56,500	1,291,590
		1,820,790
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	56,965	1,004,863

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation – 4.3%
Air Transport Services Group, Inc. (a)	179,825	$1,095,134
Arkansas Best Corp.	53,575	1,298,122
Bristow Group, Inc. (a)	8,400	303,072
Genesee & Wyoming, Inc. Class A (a)	88,300	3,831,337
Hub Group, Inc. Class A (a)	51,240	1,499,282
Kirby Corp. (a)	87,900	3,521,274
Landstar System, Inc.	119,900	4,630,538
RailAmerica, Inc. (a)	80,250	772,808
Seaspan Corp.	136,975	1,690,272
United Continental Holdings, Inc. (a)	38,710	914,717
UTI Worldwide, Inc.	117,600	1,891,008
		21,447,564
TOTAL COMMON STOCK (Cost $463,358,668)		482,344,000
CONVERTIBLE PREFERRED STOCK – 0.6%
Banks – 0.3%
East West Bancorp, Inc. Series A 8.000%	1,183	1,478,750
Insurance – 0.3%
Assured Guaranty Ltd. 8.500%	19,700	1,417,718
Oil & Gas – 0.0%
Whiting Petroleum Corp. 6.250%	207	47,838
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,212,122)		2,944,306
TOTAL EQUITIES (Cost $465,570,790)		485,288,306
MUTUAL FUNDS – 0.7%
Diversified Financial – 0.7%
First Opportunity Fund, Inc.	121,631	794,251
iShares Russell 2000 Value Index Fund	37,400	2,315,060
T. Rowe Price Reserve Investment Fund	308,894	308,894
		3,418,205
TOTAL MUTUAL FUNDS (Cost $4,495,870)		3,418,205
TOTAL LONG-TERM INVESTMENTS (Cost $470,066,660)		488,706,511
	Principal Amount
SHORT-TERM INVESTMENTS – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$15,820,401	15,820,401
TOTAL SHORT-TERM INVESTMENTS (Cost $15,820,401)		15,820,401
TOTAL INVESTMENTS – 100.2% (Cost $485,887,061) (c)		504,526,912
Other Assets/ (Liabilities) – (0.2)%		(1,044,938)
NET ASSETS – 100.0%		$503,481,974

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $15,820,406. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 7/15/25, and an aggregate market value, including accrued interest, of $16,149,214.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.4%
COMMON STOCK – 96.4%
Advertising – 0.9%
Focus Media Holding Ltd. ADR (China) (a)	12,020	$292,086
The Interpublic Group of Companies, Inc. (a)	24,900	249,747
		541,833
Aerospace & Defense – 2.0%
BE Aerospace, Inc. (a)	13,900	421,309
Goodrich Corp.	4,700	346,531
Safran SA	15,664	440,288
		1,208,128
Airlines – 1.2%
Continental Airlines, Inc. Class B (a)	13,080	324,907
JetBlue Airways Corp. (a)	63,800	426,822
		751,729
Auto Manufacturers – 0.8%
Navistar International Corp. (a)	11,900	519,316
Automotive & Parts – 0.4%
BorgWarner, Inc. (a)	5,140	270,467
Banks – 0.5%
Bancolombia SA Sponsored ADR (Colombia)	4,900	321,587
Beverages – 2.1%
Green Mountain Coffee Roasters, Inc. (a)	37,610	1,173,056
Hansen Natural Corp. (a)	2,750	128,205
		1,301,261
Biotechnology – 1.2%
Alexion Pharmaceuticals, Inc. (a)	5,540	356,554
Human Genome Sciences, Inc. (a)	6,440	191,848
Regeneron Pharmaceuticals, Inc. (a)	6,000	164,400
		712,802
Building Materials – 0.5%
Lennox International, Inc.	7,200	300,168
Chemicals – 1.4%
CF Industries Holdings, Inc.	2,630	251,165
Ecolab, Inc.	5,050	256,237
Methanex Corp.	5,700	139,593
The Valspar Corp.	6,310	200,974
		847,969
Coal – 1.4%
Alpha Natural Resources, Inc. (a)	4,960	204,104
CONSOL Energy, Inc.	8,900	328,944
Walter Energy, Inc.	3,800	308,902
		841,950
Commercial Services – 6.4%
Corrections Corporation of America (a)	26,500	654,020
Emergency Medical Services Corp. Class A (a)	370	19,702
Genpact Ltd. (a)	19,500	345,735
Great American Group, Inc. (a)	51,300	23,085
Localiza Rent a Car SA	41,000	687,279
Manpower, Inc.	9,300	485,460
Pharmaceutical Product Development, Inc.	26,400	654,456
Strayer Education, Inc.	1,480	258,260
SuccessFactors, Inc. (a)	6,790	170,497
United Rentals, Inc. (a)	15,800	234,472
VistaPrint NV (a)	9,500	367,175
		3,900,141
Computers – 4.1%
Cognizant Technology Solutions Corp. Class A (a)	7,540	486,104
LogMeIn, Inc. (a)	3,790	136,364
NetApp, Inc. (a)	19,100	950,989
Riverbed Technology, Inc. (a)	10,700	487,706
SanDisk Corp. (a)	6,300	230,895
Teradata Corp. (a)	6,100	235,216
		2,527,274
Distribution & Wholesale – 1.3%
Fastenal Co.	5,270	280,311
LKQ Corp. (a)	25,700	534,560
		814,871
Diversified Financial – 3.1%
Ameriprise Financial, Inc.	8,580	406,091
Discover Financial Services	9,370	156,292
IntercontinentalExchange, Inc. (a)	2,880	301,594
Invesco Ltd.	33,640	714,177
T. Rowe Price Group, Inc.	6,870	343,946
		1,922,100
Electronics – 2.1%
Gentex Corp.	19,400	378,494
Jabil Circuit, Inc.	28,800	415,008
Sanmina-SCI Corp. (a)	39,000	471,120
		1,264,622
Energy — Alternate Sources – 0.2%
First Solar, Inc. (a)	990	145,877
Engineering & Construction – 1.0%
Aecom Technology Corp. (a)	24,500	594,370
Entertainment – 0.7%
DreamWorks Animation SKG, Inc. Class A (a)	12,900	411,639
Foods – 0.8%
The Hershey Co.	4,210	200,354
Whole Foods Market, Inc. (a)	7,270	269,790
		470,144
Hand & Machine Tools – 0.5%
Regal-Beloit Corp.	4,800	281,712
Health Care — Products – 2.3%
Edwards Lifesciences Corp. (a)	7,500	502,875
Henry Schein, Inc. (a)	3,040	178,083
Hologic, Inc. (a)	28,700	459,487
Intuitive Surgical, Inc. (a)	1,030	292,252
		1,432,697

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — Services – 2.2%
AMERIGROUP Corp. (a)	2,770	$117,642
Covance, Inc. (a)	4,800	224,592
Coventry Health Care, Inc. (a)	15,200	327,256
DaVita, Inc. (a)	1,690	116,661
Lincare Holdings, Inc.	12,340	309,610
Universal Health Services, Inc. Class B	7,200	279,792
		1,375,553
Home Builders – 0.8%
MRV Engenharia e Participacoes SA	50,800	480,702
Home Furnishing – 1.0%
Tempur-Pedic International, Inc. (a)	20,400	632,400
Household Products – 0.9%
Jarden Corp.	17,120	532,946
Insurance – 0.6%
Genworth Financial, Inc. Class A (a)	29,300	358,046
Internet – 4.5%
Akamai Technologies, Inc. (a)	4,250	213,265
Equinix, Inc. (a)	4,700	481,045
F5 Networks, Inc. (a)	5,460	566,803
GSI Commerce, Inc. (a)	31,140	769,158
MercadoLibre, Inc. (a)	1,830	132,089
Netflix, Inc. (a)	2,700	437,832
VeriSign, Inc. (a)	5,420	172,031
		2,772,223
Investment Companies – 0.3%
Vallar PLC (a)	13,454	193,972
Iron & Steel – 0.8%
Cliffs Natural Resources, Inc.	3,400	217,328
United States Steel Corp.	5,580	244,627
		461,955
Leisure Time – 1.1%
Brunswick Corp.	27,600	420,072
WMS Industries, Inc. (a)	6,740	256,592
		676,664
Lodging – 1.7%
MGM Resorts International (a)	21,976	247,889
Starwood Hotels & Resorts Worldwide, Inc.	8,340	438,267
Wynn Resorts Ltd.	3,960	343,609
		1,029,765
Machinery — Construction & Mining – 2.1%
Ingersoll-Rand PLC	25,300	903,463
Joy Global, Inc.	5,470	384,650
		1,288,113
Machinery — Diversified – 0.7%
Cummins, Inc.	4,860	440,219
Manufacturing – 0.3%
Parker Hannifin Corp.	2,510	175,851
Mining – 0.3%
Silver Wheaton Corp. (a)	5,840	155,636
Oil & Gas – 1.8%
Cimarex Energy Co.	3,570	236,263
Concho Resources, Inc. (a)	4,170	275,929
Karoon Gas Australia Ltd. (a)	14,982	109,035
QEP Resources, Inc.	4,050	122,067
Questar Corp.	9,410	164,957
Whiting Petroleum Corp. (a)	1,930	184,334
		1,092,585
Oil & Gas Services – 0.1%
Cameron International Corp. (a)	1,650	70,884
Pharmaceuticals – 7.0%
Alkermes, Inc. (a)	10,000	146,500
AmerisourceBergen Corp.	10,050	308,133
Amylin Pharmaceuticals, Inc. (a)	8,200	170,970
Auxilium Pharmaceuticals, Inc. (a)	13,400	332,052
Hospira, Inc. (a)	3,830	218,348
Mead Johnson Nutrition Co.	5,570	316,989
Mylan, Inc. (a)	22,000	413,820
Onyx Pharmaceuticals, Inc. (a)	4,100	108,158
Salix Pharmaceuticals Ltd. (a)	6,800	270,096
Shionogi & Co. Ltd.	18,300	334,937
SXC Health Solutions Corp. (a)	18,000	656,460
United Therapeutics Corp. (a)	5,180	290,132
Valeant Pharmaceuticals International, Inc.	7,140	178,857
Watson Pharmaceuticals, Inc. (a)	12,300	520,413
		4,265,865
Real Estate – 0.4%
CB Richard Ellis Group, Inc. Class A (a)	14,910	272,555
Real Estate Investment Trusts (REITS) – 0.5%
Digital Realty Trust, Inc.	4,860	299,862
Retail – 11.1%
Abercrombie & Fitch Co. Class A	7,480	294,113
Advance Auto Parts, Inc.	7,050	413,694
Bed Bath & Beyond, Inc. (a)	9,900	429,759
The Cheesecake Factory, Inc. (a)	15,670	414,785
Coach, Inc.	18,250	784,020
Columbia Sportswear Co.	3,500	204,540
Dick's Sporting Goods, Inc. (a)	20,900	586,036
Dollar Tree, Inc. (a)	5,260	256,478
Family Dollar Stores, Inc.	12,250	540,960
Guess?, Inc.	7,890	320,571
Hanesbrands, Inc. (a)	22,300	576,678
Nordstrom, Inc.	8,710	324,012
P.F. Chang's China Bistro, Inc.	3,070	141,834
Ross Stores, Inc.	11,400	622,668
Urban Outfitters, Inc. (a)	13,520	425,069
Williams-Sonoma, Inc.	14,400	456,480
		6,791,697
Semiconductors – 10.1%
ASML Holding NV	10,150	301,760
Broadcom Corp. Class A	21,410	757,700
Cavium Networks, Inc. (a)	17,100	491,796
Cypress Semiconductor Corp. (a)	56,230	707,373
Lam Research Corp. (a)	8,740	365,769

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LSI Corp. (a)	64,500	$294,120
Maxim Integrated Products, Inc.	22,500	416,475
Micron Technology, Inc. (a)	29,360	211,686
Netlogic Microsystems, Inc. (a)	9,790	270,008
OmniVision Technologies, Inc. (a)	18,200	419,328
Power Integrations, Inc.	8,600	273,394
Rovi Corp. (a)	10,800	544,428
Skyworks Solutions, Inc. (a)	37,900	783,772
Varian Semiconductor Equipment Associates, Inc. (a)	11,640	334,999
		6,172,608
Software – 4.5%
Allscripts Healthcare Solutions, Inc. (a)	24,300	448,821
Cerner Corp. (a)	1,330	111,707
Citrix Systems, Inc. (a)	10,290	702,189
Concur Technologies, Inc. (a)	8,700	430,128
Fidelity National Information Services, Inc.	7,680	208,358
MSCI, Inc. Class A (a)	4,860	161,401
Salesforce.com, Inc. (a)	3,190	356,642
SEI Investments Co.	14,900	303,066
		2,722,312
Telecommunications – 6.9%
AAC Acoustic Technologies Holdings, Inc.	104,000	227,832
Acme Packet, Inc. (a)	15,540	589,588
Aruba Networks, Inc. (a)	36,770	784,672
Atheros Communications. (a)	22,960	604,996
Crown Castle International Corp. (a)	9,100	401,765
Finisar Corp. (a)	20,200	379,558
MetroPCS Communications, Inc. (a)	47,800	499,988
Polycom, Inc. (a)	26,900	733,832
		4,222,231
Transportation – 1.8%
Canadian Pacific Railway Ltd.	3,540	215,692
Expeditors International of Washington, Inc.	10,900	503,907
J.B. Hunt Transport Services, Inc.	11,500	399,050
		1,118,649
TOTAL COMMON STOCK (Cost $48,615,301)		58,985,950
TOTAL EQUITIES (Cost $48,615,301)		58,985,950
TOTAL LONG-TERM INVESTMENTS (Cost $48,615,301)		58,985,950
	Principal Amount
SHORT-TERM INVESTMENTS – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$1,908,498	1,908,498
TOTAL SHORT-TERM INVESTMENTS (Cost $1,908,498)		1,908,498
TOTAL INVESTMENTS – 99.5% (Cost $50,523,799) (c)		60,894,448
Other Assets/ (Liabilities) – 0.5%		276,020
NET ASSETS – 100.0%		$61,170,468

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,908,499. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 5/15/39, and an aggregate market value, including accrued interest, of $1,954,798.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.5%
COMMON STOCK – 95.5%
Advertising – 0.9%
Lamar Advertising Co. Class A (a)	379,000	$12,059,780
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc. (a)	57,000	4,297,800
BE Aerospace, Inc. (a)	169,700	5,143,607
Goodrich Corp.	150,700	11,111,111
Rockwell Collins, Inc.	156,000	9,087,000
		29,639,518
Airlines – 0.1%
Southwest Airlines Co.	67,000	875,690
Apparel – 0.2%
The Warnaco Group, Inc. (a)	60,700	3,103,591
Auto Manufacturers – 0.1%
Navistar International Corp. (a)	38,900	1,697,596
Automotive & Parts – 0.8%
Autoliv, Inc.	33,100	2,162,423
WABCO Holdings, Inc. (a)	202,000	8,471,880
		10,634,303
Banks – 1.6%
Fifth Third Bancorp	299,000	3,596,970
Marshall & Ilsley Corp.	612,000	4,308,480
Popular, Inc. (a)	1,293,000	3,749,700
SunTrust Banks, Inc.	151,000	3,900,330
TCF Financial Corp.	367,000	5,941,730
		21,497,210
Beverages – 0.2%
Hansen Natural Corp. (a)	44,700	2,083,914
Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc. (a)	82,000	5,277,520
Human Genome Sciences, Inc. (a)	306,000	9,115,740
Illumina, Inc. (a)	220,600	10,853,520
Regeneron Pharmaceuticals, Inc. (a)	135,000	3,699,000
Vertex Pharmaceuticals, Inc. (a)	153,000	5,289,210
		34,234,990
Building Materials – 0.2%
Lennox International, Inc.	39,300	1,638,417
Owens Corning, Inc. (a)	57,700	1,478,851
		3,117,268
Chemicals – 0.4%
Albemarle Corp.	45,900	2,148,579
CF Industries Holdings, Inc.	16,400	1,566,200
Ecolab, Inc.	36,000	1,826,640
		5,541,419
Coal – 1.4%
CONSOL Energy, Inc.	289,000	10,681,440
Peabody Energy Corp.	168,000	8,233,680
		18,915,120
Commercial Services – 6.4%
Alliance Data Systems Corp. (a)	64,700	4,222,322
DeVry, Inc.	120,000	5,905,200
Education Management Corp. (a)	89,000	1,306,520
Gartner, Inc. (a)	153,000	4,504,320
Genpact Ltd. (a)	122,300	2,168,379
Global Payments, Inc.	327,000	14,025,030
Hertz Global Holdings, Inc. (a)	979,000	10,367,610
Manpower, Inc.	128,000	6,681,600
Quanta Services, Inc. (a)	617,000	11,772,360
Robert Half International, Inc.	349,000	9,074,000
Verisk Analytics, Inc. Class A (a)	181,600	5,086,616
Western Union Co.	670,000	11,838,900
		86,952,857
Computers – 2.4%
Cognizant Technology Solutions Corp. Class A (a)	54,500	3,513,615
IHS, Inc. Class A (a)	268,300	18,244,400
MICROS Systems, Inc. (a)	181,000	7,661,730
NetApp, Inc. (a)	62,600	3,116,854
		32,536,599
Cosmetics & Personal Care – 0.3%
Avon Products, Inc.	135,500	4,350,905
Distribution & Wholesale – 1.4%
Fastenal Co.	236,000	12,552,840
LKQ Corp. (a)	222,700	4,632,160
Watsco, Inc.	40,200	2,238,336
		19,423,336
Diversified Financial – 3.7%
CBOE Holdings, Inc.	123,000	2,464,920
Eaton Vance Corp.	217,000	6,301,680
Franklin Resources, Inc.	39,300	4,201,170
Interactive Brokers Group, Inc. Class A (a)	220,000	3,786,200
IntercontinentalExchange, Inc. (a)	72,000	7,539,840
NYSE Euronext	257,000	7,342,490
Raymond James Financial, Inc.	306,500	7,763,645
TD Ameritrade Holding Corp. (a)	548,000	8,850,200
Waddell & Reed Financial, Inc. Class A	74,900	2,049,264
		50,299,409
Electric – 0.8%
Calpine Corp. (a)	918,000	11,429,100
Electrical Components & Equipment – 1.8%
A123 Systems, Inc. (a)	148,000	1,327,560
AMETEK, Inc.	471,400	22,518,778
		23,846,338
Electronics – 3.4%
Amphenol Corp. Class A	84,100	4,119,218
Dolby Laboratories, Inc. Class A (a)	162,000	9,203,220
FLIR Systems, Inc. (a)	313,000	8,044,100
Jabil Circuit, Inc.	103,000	1,484,230
Trimble Navigation Ltd. (a)	275,000	9,636,000
Tyco Electronics Ltd.	81,200	2,372,664
Waters Corp. (a)	154,000	10,900,120
		45,759,552
Energy — Alternate Sources – 0.4%
First Solar, Inc. (a)	36,000	5,304,600
Engineering & Construction – 1.5%
Chicago Bridge & Iron Co. NV (a)	246,900	6,036,705

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foster Wheeler AG (a)	124,000	$3,033,040
McDermott International, Inc. (a)	790,000	11,676,200
		20,745,945
Entertainment – 0.2%
Madison Square Garden, Inc. Class A (a)	102,000	2,150,160
Environmental Controls – 0.2%
Republic Services, Inc.	97,300	2,966,677
Foods – 0.6%
Whole Foods Market, Inc. (a)	237,000	8,795,070
Health Care — Products – 5.0%
Bruker Corp. (a)	204,000	2,862,120
C.R. Bard, Inc.	122,000	9,934,460
CareFusion Corp. (a)	395,000	9,811,800
The Cooper Cos., Inc.	89,500	4,136,690
Edwards Lifesciences Corp. (a)	230,700	15,468,435
Henry Schein, Inc. (a)	198,000	11,598,840
IDEXX Laboratories, Inc. (a)	122,000	7,529,840
QIAGEN NV (a)	367,000	6,510,580
		67,852,765
Health Care — Services – 2.2%
Community Health Systems, Inc. (a)	282,000	8,733,540
Covance, Inc. (a)	233,000	10,902,070
DaVita, Inc. (a)	37,100	2,561,013
Laboratory Corporation of America Holdings (a)	76,000	5,960,680
MEDNAX, Inc. (a)	25,800	1,375,140
		29,532,443
Home Furnishing – 0.3%
Harman International Industries, Inc. (a)	105,500	3,524,755
TiVo, Inc. (a)	127,000	1,150,620
		4,675,375
Insurance – 1.6%
Aon Corp.	213,000	8,330,430
Principal Financial Group, Inc.	261,000	6,765,120
W.R. Berkley Corp.	223,000	6,036,610
		21,132,160
Internet – 4.3%
Akamai Technologies, Inc. (a)	151,000	7,577,180
Ariba, Inc. (a)	91,800	1,735,020
Check Point Software Technologies Ltd. (a)	56,500	2,086,545
Equinix, Inc. (a)	94,100	9,631,135
Expedia, Inc.	487,000	13,738,270
Liberty Media Corp. - Interactive Class A (a)	551,000	7,554,210
McAfee, Inc. (a)	244,000	11,531,440
Rackspace Hosting, Inc. (a)	149,000	3,871,020
		57,724,820
Leisure Time – 0.1%
WMS Industries, Inc. (a)	39,300	1,496,151
Lodging – 2.5%
Choice Hotels International, Inc.	141,000	5,140,860
Gaylord Entertainment Co. (a)	150,000	4,575,000
Marriott International, Inc. Class A	373,000	13,364,590
Starwood Hotels & Resorts Worldwide, Inc.	72,300	3,799,365
Wynn Resorts Ltd.	76,000	6,594,520
		33,474,335
Machinery — Construction & Mining – 0.3%
Ingersoll-Rand PLC	106,200	3,792,402
Machinery — Diversified – 3.2%
Babcock & Wilcox Co. (a)	336,000	7,150,080
Cummins, Inc.	26,400	2,391,312
Gardner Denver, Inc.	173,000	9,286,640
IDEX Corp.	274,000	9,729,740
Roper Industries, Inc.	213,000	13,883,340
Wabtec Corp.	24,000	1,146,960
		43,588,072
Manufacturing – 1.6%
A.O. Smith Corp.	63,000	3,647,070
CLARCOR, Inc.	68,000	2,626,840
Danaher Corp.	61,000	2,477,210
Harsco Corp.	107,000	2,630,060
Pall Corp.	65,500	2,727,420
Textron, Inc.	336,000	6,908,160
		21,016,760
Media – 3.7%
Cablevision Systems Corp. Class A	359,000	9,402,210
Discovery Communications, Inc. Series A (a)	304,800	13,274,040
Discovery Communications, Inc. Series C (a)	212,000	8,096,280
FactSet Research Systems, Inc.	122,000	9,897,860
Liberty Media Corp. - Starz Class A (a)	92,000	5,968,960
Scripps Networks Interactive Class A	64,500	3,068,910
		49,708,260
Mining – 1.6%
Agnico-Eagle Mines Ltd.	210,000	14,916,300
Franco-Nevada Corp.	209,000	6,571,791
		21,488,091
Oil & Gas – 3.6%
Atlas Energy, Inc. (a)	198,000	5,670,720
Cabot Oil & Gas Corp.	50,800	1,529,588
Concho Resources, Inc. (a)	82,700	5,472,259
Continental Resources, Inc. (a)	142,500	6,606,300
Denbury Resources, Inc. (a)	102,000	1,620,780
InterOil Corp. (a)	57,200	3,914,768
Range Resources Corp.	259,000	9,875,670
SM Energy Co.	120,000	4,495,200
Ultra Petroleum Corp. (a)	214,000	8,983,720
		48,169,005
Oil & Gas Services – 1.2%
FMC Technologies, Inc. (a)	156,000	10,653,240
Trican Well Service Ltd.	314,400	5,011,709
Trican Well Service Ltd. (a) (b)	70,600	1,125,403
		16,790,352
Packaging & Containers – 0.2%
Crown Holdings, Inc. (a)	86,200	2,470,492
Pharmaceuticals – 4.4%
BioMarin Pharmaceutical, Inc. (a)	154,000	3,441,900

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Catalyst Health Solutions, Inc. (a)	53,300	$1,876,693
Cephalon, Inc. (a)	183,000	11,426,520
DENTSPLY International, Inc.	304,000	9,718,880
Elan Corp. PLC Sponsored ADR (Ireland) (a)	435,000	2,501,250
Hospira, Inc. (a)	59,400	3,386,394
Perrigo Co.	33,800	2,170,636
Shire PLC Sponsored ADR (United Kingdom)	33,500	2,253,880
SXC Health Solutions Corp. (a)	39,000	1,422,330
Theravance, Inc. (a)	181,000	3,638,100
United Therapeutics Corp. (a)	87,800	4,917,678
Valeant Pharmaceuticals International, Inc.	353,000	8,842,655
Watson Pharmaceuticals, Inc. (a)	84,300	3,566,733
		59,163,649
Real Estate – 0.2%
The St. Joe Co. (a)	94,000	2,337,780
Retail – 8.4%
American Eagle Outfitters, Inc.	100,800	1,507,968
Bed Bath & Beyond, Inc. (a)	195,000	8,464,950
CarMax, Inc. (a)	441,000	12,286,260
Chico's FAS, Inc.	133,600	1,405,472
Chipotle Mexican Grill, Inc. (a)	85,000	14,620,000
Coach, Inc.	189,000	8,119,440
Dollar General Corp. (a)	364,000	10,647,000
Dollar Tree, Inc. (a)	57,800	2,818,328
Kohl's Corp. (a)	79,700	4,198,596
MSC Industrial Direct Co., Inc. Class A	107,000	5,782,280
O'Reilly Automotive, Inc. (a)	242,600	12,906,320
Panera Bread Co. Class A (a)	48,000	4,253,280
Shoppers Drug Mart Corp.	248,000	9,633,805
Shoppers Drug Mart Corp. (b)	38,000	1,476,147
Starbucks Corp.	307,400	7,863,292
Tim Hortons, Inc.	135,000	4,915,350
Tractor Supply Co.	54,900	2,177,334
		113,075,822
Semiconductors – 7.3%
Altera Corp.	365,000	11,008,400
Analog Devices, Inc.	64,500	2,024,010
Broadcom Corp. Class A	62,800	2,222,492
Cree, Inc. (a)	72,000	3,908,880
Intersil Corp. Class A	292,000	3,413,480
Marvell Technology Group Ltd. (a)	383,000	6,706,330
MEMC Electronic Materials, Inc. (a)	510,000	6,079,200
Microchip Technology, Inc.	288,000	9,057,600
National Semiconductor Corp.	453,000	5,784,810
NVIDIA Corp. (a)	301,000	3,515,680
PMC-Sierra, Inc. (a)	268,000	1,972,480
Rovi Corp. (a)	299,300	15,087,713
Silicon Laboratories, Inc. (a)	152,000	5,570,800
Skyworks Solutions, Inc. (a)	421,300	8,712,484
Varian Semiconductor Equipment Associates, Inc. (a)	196,000	5,640,880
Xilinx, Inc.	304,000	8,089,440
		98,794,679
Software – 5.4%
Autodesk, Inc. (a)	132,000	4,220,040
Blackboard, Inc. (a)	44,800	1,614,592
Cerner Corp. (a)	37,000	3,107,630
Electronic Arts, Inc. (a)	367,000	6,029,810
Fiserv, Inc. (a)	245,000	13,185,900
Intuit, Inc. (a)	117,700	5,156,437
MSCI, Inc. Class A (a)	293,000	9,730,530
Nuance Communications, Inc. (a)	398,000	6,224,720
Red Hat, Inc. (a)	296,000	12,136,000
Smart Technologies, Inc. Class A (a)	45,000	609,750
Solera Holdings, Inc.	243,000	10,730,880
		72,746,289
Telecommunications – 3.8%
ADTRAN, Inc.	64,200	2,266,260
Amdocs Ltd. (a)	170,500	4,886,530
American Tower Corp. Class A (a)	110,300	5,653,978
Crown Castle International Corp. (a)	84,300	3,721,845
JDS Uniphase Corp. (a)	1,080,000	13,381,200
Juniper Networks, Inc. (a)	465,800	14,137,030
NII Holdings, Inc. (a)	141,800	5,827,980
Syniverse Holdings, Inc. (a)	95,600	2,167,252
		52,042,075
Transportation – 0.9%
Hub Group, Inc. Class A (a)	112,300	3,285,898
Landstar System, Inc.	82,800	3,197,736
UTI Worldwide, Inc.	321,000	5,161,680
		11,645,314
TOTAL COMMON STOCK (Cost $1,050,566,147)		1,290,678,038
TOTAL EQUITIES (Cost $1,050,566,147)		1,290,678,038
MUTUAL FUNDS – 0.9%
Diversified Financial – 0.9%
T. Rowe Price Government Reserve Investment Fund	11,802,113	11,802,113
TOTAL MUTUAL FUNDS (Cost $11,802,113)		11,802,113
TOTAL LONG-TERM INVESTMENTS (Cost $1,062,368,260)		1,302,480,151
	Principal Amount
SHORT-TERM INVESTMENTS – 4.0%
Repurchase Agreement – 4.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (c)	$54,862,879	54,862,879
TOTAL SHORT-TERM INVESTMENTS (Cost $54,862,879)		54,862,879

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 100.4%
(Cost $1,117,231,139) (d)	$1,357,343,030
Other Assets/ (Liabilities) – (0.4)%	(5,265,524)
NET ASSETS – 100.0%	$1,352,077,506

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $2,601,550 or 0.19% of net assets.
(c)	Maturity value of $54,862,895. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/38 - 8/15/39, and an aggregate market value, including accrued interest, of $55,965,949.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.9%
COMMON STOCK – 98.9%
Advertising – 0.3%
APAC Customer Services, Inc. (a)	106,300	$601,658
Harte-Hanks, Inc.	108,600	1,267,362
Stroer Out-of-Home Media AG (a)	17,522	518,411
		2,387,431
Aerospace & Defense – 1.1%
Aerovironment, Inc. (a)	191,100	4,251,975
Cubic Corp.	47,300	1,929,840
Moog, Inc. Class A (a)	8,100	287,631
Teledyne Technologies, Inc. (a)	48,100	1,915,342
		8,384,788
Airlines – 1.2%
Allegiant Travel Co.	28,280	1,196,810
Continental Airlines, Inc. Class B (a)	70,000	1,738,800
Copa Holdings SA Class A	43,390	2,339,155
JetBlue Airways Corp. (a)	301,490	2,016,968
US Airways Group, Inc. (a)	170,100	1,573,425
		8,865,158
Apparel – 2.2%
Carter's, Inc. (a)	66,670	1,755,421
Crocs, Inc. (a)	6,240	81,183
Under Armour, Inc. Class A (a)	316,181	14,240,792
		16,077,396
Auto Manufacturers – 0.1%
Wabash National Corp. (a)	126,650	1,024,598
Automotive & Parts – 1.2%
ArvinMeritor, Inc. (a)	300,190	4,664,953
Tenneco, Inc. (a)	87,200	2,526,184
TRW Automotive Holdings Corp. (a)	41,300	1,716,428
		8,907,565
Banks – 1.5%
Boston Private Financial Holdings, Inc.	238,000	1,556,520
CVB Financial Corp.	41,600	312,416
East West Bancorp, Inc.	26,900	437,932
Huntington Bancshares, Inc.	155,475	881,543
MB Financial, Inc.	92,294	1,497,009
Synovus Financial Corp.	863,400	2,123,964
TCF Financial Corp.	61,400	994,066
Umpqua Holdings Corp.	128,600	1,458,324
Westamerica Bancorp.	32,400	1,765,476
		11,027,250
Beverages – 0.7%
Central European Distribution Corp. (a)	50,690	1,131,401
Cott Corp. (a)	159,600	1,252,860
Green Mountain Coffee Roasters, Inc. (a)	97,080	3,027,925
		5,412,186
Biotechnology – 1.3%
AMAG Pharmaceuticals, Inc. (a)	21,470	369,499
Incyte Corp. (a)	206,400	3,300,336
Regeneron Pharmaceuticals, Inc. (a)	105,440	2,889,056
Seattle Genetics, Inc. (a)	175,530	2,725,981
		9,284,872
Building Materials – 0.5%
Eagle Materials, Inc.	29,400	696,780
Lennox International, Inc.	39,100	1,630,079
NCI Building Systems, Inc. (a)	1,800	17,154
Trex Co., Inc. (a)	81,699	1,558,000
		3,902,013
Chemicals – 0.4%
Methanex Corp.	82,100	2,010,629
Olin Corp.	56,200	1,132,992
		3,143,621
Commercial Services – 9.5%
Accretive Health, Inc. (a)	89,965	974,321
The Advisory Board Co. (a)	49,730	2,195,579
AerCap Holdings NV (a)	164,524	1,946,319
Capella Education Co. (a)	199,490	15,484,414
Convergys Corp. (a)	97,400	1,017,830
Corrections Corporation of America (a)	179,620	4,433,022
CoStar Group, Inc. (a)	180,700	8,801,897
Grand Canyon Education, Inc. (a)	82,090	1,800,234
Healthspring, Inc. (a)	66,900	1,728,696
HMS Holdings Corp. (a)	67,700	3,990,238
Huron Consulting Group, Inc. (a)	86,900	1,910,931
Localiza Rent a Car SA	139,260	2,334,402
Navitas Ltd.	200,388	821,850
PAREXEL International Corp. (a)	99,320	2,297,272
Pharmaceutical Product Development, Inc.	113,180	2,805,732
Steiner Leisure Ltd. (a)	21,680	826,008
Strayer Education, Inc.	65,721	11,468,314
SuccessFactors, Inc. (a)	87,530	2,197,878
Team Health Holdings, Inc. (a)	63,360	817,978
United Rentals, Inc. (a)	99,600	1,478,064
VistaPrint NV (a)	28,990	1,120,463
		70,451,442
Computers – 6.0%
Compellent Technologies, Inc. (a)	67,900	1,234,422
Fortinet, Inc. (a)	27,100	677,500
Lexmark International, Inc. Class A (a)	39,230	1,750,443
MICROS Systems, Inc. (a)	385,597	16,322,321
RealD, Inc. (a)	67,300	1,244,377
Riverbed Technology, Inc. (a)	234,800	10,702,184
Stratasys, Inc. (a)	333,955	9,257,232
SYKES Enterprises, Inc. (a)	234,117	3,179,309
		44,367,788
Cosmetics & Personal Care – 1.9%
Alberto-Culver Co.	373,500	14,062,275
Distribution & Wholesale – 3.7%
Beacon Roofing Supply, Inc. (a)	176,392	2,570,031
Ingram Micro, Inc. Class A (a)	126,829	2,138,337
LKQ Corp. (a)	821,536	17,087,949
Owens & Minor, Inc.	125,300	3,566,038

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Watsco, Inc.	30,600	$1,703,808
		27,066,163
Diversified Financial – 4.4%
Financial Engines, Inc. (a)	101,000	1,341,280
Greenhill & Co., Inc.	185,677	14,727,900
The NASDAQ OMX Group, Inc. (a)	118,700	2,306,341
Portfolio Recovery Associates, Inc. (a)	187,643	12,131,120
Stifel Financial Corp. (a)	49,050	2,270,524
		32,777,165
Electric – 0.3%
ITC Holdings Corp.	36,600	2,278,350
Electrical Components & Equipment – 2.0%
A123 Systems, Inc. (a)	105,800	949,026
General Cable Corp. (a)	432,710	11,735,095
SunPower Corp. Class B (a)	125,534	1,739,901
		14,424,022
Electronics – 2.2%
Celestica, Inc. (a)	193,300	1,629,519
Jabil Circuit, Inc.	264,300	3,808,563
Multi-Fineline Electronix, Inc. (a)	27,360	601,647
PerkinElmer, Inc.	318,800	7,377,032
Plexus Corp. (a)	37,260	1,093,581
Sanmina-SCI Corp. (a)	150,090	1,813,087
		16,323,429
Engineering & Construction – 0.3%
Aecom Technology Corp. (a)	84,100	2,040,266
Entertainment – 2.0%
Bally Technologies, Inc. (a)	51,500	1,799,925
Churchill Downs, Inc.	48,100	1,718,132
Cinemark Holdings, Inc.	95,000	1,529,500
DreamWorks Animation SKG, Inc. Class A (a)	82,800	2,642,148
Penn National Gaming, Inc. (a)	133,060	3,939,907
Scientific Games Corp. Class A (a)	114,050	1,106,285
Vail Resorts, Inc. (a)	46,000	1,725,920
		14,461,817
Gas – 0.3%
UGI Corp.	69,000	1,974,090
Hand & Machine Tools – 0.5%
Regal-Beloit Corp.	60,210	3,533,725
Health Care — Products – 5.9%
American Medical Systems Holdings, Inc. (a)	76,695	1,501,688
Cyberonics, Inc. (a)	37,000	987,160
Masimo Corp.	286,100	7,813,391
NuVasive, Inc. (a)	438,358	15,403,900
Orthovita, Inc. (a)	345,000	783,150
Stereotaxis, Inc. (a)	285,374	1,181,449
Volcano Corp. (a)	619,435	16,092,921
		43,763,659
Health Care — Services – 2.4%
Fleury SA	127,100	1,572,649
Health Management Associates, Inc. Class A (a)	314,940	2,412,441
HEALTHSOUTH Corp. (a)	65,630	1,260,096
Healthways, Inc. (a)	361,250	4,204,950
ICON PLC Sponsored ADR (Ireland) (a)	59,850	1,293,957
Kindred Healthcare, Inc. (a)	101,000	1,315,020
Lincare Holdings, Inc.	62,670	1,572,390
RehabCare Group, Inc. (a)	64,100	1,296,102
Skilled Healthcare Group, Inc. Class A (a)	255,900	1,005,687
WellCare Health Plans, Inc. (a)	71,100	2,059,056
		17,992,348
Home Furnishing – 1.7%
DTS, Inc. (a)	151,950	5,799,931
Tempur-Pedic International, Inc. (a)	104,280	3,232,680
TiVo, Inc. (a)	370,000	3,352,200
		12,384,811
Household Products – 0.3%
Jarden Corp.	77,448	2,410,956
Insurance – 0.4%
Assured Guaranty Ltd.	51,970	889,207
eHealth, Inc. (a)	72,600	937,992
MGIC Investment Corp. (a)	151,900	1,402,037
		3,229,236
Internet – 4.8%
Archipelago Learning, Inc. (a)	223,900	2,680,083
Blue Nile, Inc. (a)	127,600	5,676,924
Constant Contact, Inc. (a)	334,200	7,161,906
DealerTrack Holdings, Inc. (a)	653,670	11,164,684
Equinix, Inc. (a)	20,380	2,085,893
GSI Commerce, Inc. (a)	69,880	1,726,036
IAC/InterActiveCorp (a)	59,700	1,568,319
S1 Corp. (a)	223,400	1,163,914
TIBCO Software, Inc. (a)	47,850	848,859
Websense, Inc. (a)	56,130	995,746
		35,072,364
Leisure Time – 0.3%
Brunswick Corp.	121,210	1,844,816
Lodging – 0.5%
Gaylord Entertainment Co. (a)	51,000	1,555,500
Home Inns & Hotels Management, Inc. ADR (China) (a)	22,660	1,120,310
Wyndham Worldwide Corp.	41,700	1,145,499
		3,821,309
Machinery — Diversified – 5.0%
China Valves Technology, Inc. (a)	96,100	745,736
Gardner Denver, Inc.	146,900	7,885,592
Graco, Inc.	283,593	8,998,406
Hollysys Automation Technologies Ltd. (a)	123,920	1,386,664
Lindsay Corp.	22,400	970,368
Nordson Corp.	44,100	3,249,729
Wabtec Corp.	287,596	13,744,213
		36,980,708
Manufacturing – 0.5%
Acuity Brands, Inc.	26,700	1,181,208
FreightCar America, Inc.	47,900	1,178,340
LSB Industries, Inc. (a)	74,610	1,385,508
		3,745,056
Media – 1.5%
FactSet Research Systems, Inc.	132,744	10,769,521
Mining – 0.2%
RTI International Metals, Inc. (a)	50,400	1,543,248
Office Furnishings – 0.4%
Knoll, Inc.	175,507	2,722,113

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 0.4%
Atlas Energy, Inc. (a)	37,400	$1,071,136
Comstock Resources, Inc. (a)	61,000	1,371,890
Frontier Oil Corp.	13,000	174,200
		2,617,226
Oil & Gas Services – 5.0%
Core Laboratories NV	92,083	8,106,987
Dresser-Rand Group, Inc. (a)	309,800	11,428,522
Dril-Quip, Inc. (a)	220,301	13,682,895
Global Industries Ltd. (a)	287,000	1,569,890
ION Geophysical Corp. (a)	143,200	736,048
Oceaneering International, Inc. (a)	23,460	1,263,556
		36,787,898
Packaging & Containers – 0.7%
Silgan Holdings, Inc.	165,170	5,235,889
Pharmaceuticals – 2.0%
Alkermes, Inc. (a)	85,440	1,251,696
Amylin Pharmaceuticals, Inc. (a)	76,800	1,601,280
Auxilium Pharmaceuticals, Inc. (a)	24,320	602,650
Cadence Pharmaceuticals, Inc. (a)	108,147	903,027
Cubist Pharmaceuticals, Inc. (a)	23,120	540,777
Herbalife Ltd.	31,950	1,928,182
Onyx Pharmaceuticals, Inc. (a)	37,810	997,428
Pharmasset, Inc. (a)	26,700	787,650
Rigel Pharmaceuticals, Inc. (a)	93,900	789,699
Salix Pharmaceuticals Ltd. (a)	61,410	2,439,205
SXC Health Solutions Corp. (a)	52,880	1,928,534
Targacept, Inc. (a)	49,600	1,108,064
		14,878,192
Real Estate Investment Trusts (REITS) – 0.8%
Glimcher Realty Trust	180,002	1,107,012
MFA Financial, Inc.	197,800	1,509,214
OMEGA Healthcare Investors, Inc.	70,900	1,591,705
Redwood Trust, Inc.	114,900	1,661,454
		5,869,385
Retail – 6.5%
AFC Enterprises, Inc (a)	46,252	573,525
The Cheesecake Factory, Inc. (a)	116,099	3,073,140
The Children's Place Retail Store, Inc. (a)	63,870	3,114,940
Columbia Sportswear Co.	115,800	6,767,352
Denny's Corp. (a)	441,100	1,371,821
Dick's Sporting Goods, Inc. (a)	62,990	1,766,240
Domino's Pizza UK & IRL PLC	223,975	1,656,371
DSW, Inc. Class A (a)	34,300	984,410
Hanesbrands, Inc. (a)	142,060	3,673,672
Lumber Liquidators Holdings, Inc. (a)	20,600	506,142
Nu Skin Enterprises, Inc. Class A	72,000	2,073,600
O'Reilly Automotive, Inc. (a)	183,428	9,758,369
Penske Auto Group, Inc. (a)	85,000	1,122,000
Rush Enterprises, Inc. Class A (a)	117,023	1,795,133
The Talbots, Inc. (a)	124,400	1,629,640
Zumiez, Inc. (a)	377,766	7,993,528
		47,859,883
Semiconductors – 4.2%
Applied Micro Circuits Corp. (a)	165,540	1,655,400
Cavium Networks, Inc. (a)	191,500	5,507,540
Nanometrics, Inc. (a)	142,100	2,138,605
Netlogic Microsystems, Inc. (a)	83,870	2,313,135
OmniVision Technologies, Inc. (a)	70,340	1,620,634
ON Semiconductor Corp. (a)	313,500	2,260,335
Power Integrations, Inc.	43,810	1,392,720
QLogic Corp. (a)	71,100	1,254,204
Rovi Corp. (a)	33,030	1,665,042
Semtech Corp. (a)	391,539	7,905,172
Skyworks Solutions, Inc. (a)	148,760	3,076,357
		30,789,144
Software – 6.1%
Allscripts Healthcare Solutions, Inc. (a)	92,300	1,704,781
Blackbaud, Inc.	142,750	3,431,710
Blackboard, Inc. (a)	68,650	2,474,146
CommVault Systems, Inc. (a)	355,100	9,243,253
Concur Technologies, Inc. (a)	110,600	5,468,064
Informatica Corp. (a)	116,890	4,489,745
Omnicell, Inc. (a)	201,700	2,638,236
Parametric Technology Corp. (a)	107,370	2,098,010
QLIK Technologies, Inc. (a)	30,600	674,730
Quest Software, Inc. (a)	11,300	277,867
RightNow Technologies, Inc. (a)	104,100	2,050,770
Rosetta Stone, Inc. (a)	285,608	6,066,314
SolarWinds, Inc. (a)	165,600	2,858,256
Totvs SA	15,300	1,171,028
		44,646,910
Telecommunications – 2.8%
Acme Packet, Inc. (a)	27,200	1,031,968
Aruba Networks, Inc. (a)	62,580	1,335,457
Atheros Communications. (a)	38,360	1,010,786
Ciena Corp. (a)	84,400	1,314,108
CommScope, Inc. (a)	32,100	762,054
Finisar Corp. (a)	130,510	2,452,283
Ixia (a)	74,160	919,584
Leap Wireless International, Inc. (a)	143,200	1,768,520
MetroPCS Communications, Inc. (a)	209,360	2,189,906
Polycom, Inc. (a)	82,050	2,238,324
RF Micro Devices, Inc. (a)	265,900	1,632,626
tw telecom, inc. (a)	101,500	1,884,855
Vonage Holdings Corp. (a)	890,200	2,270,010
		20,810,481
Toys, Games & Hobbies – 0.3%
RC2 Corp. (a)	99,600	2,086,620
Transportation – 2.6%
Con-way, Inc.	59,800	1,853,202
Genesee & Wyoming, Inc. Class A (a)	39,900	1,731,261

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hub Group, Inc. Class A (a)	53,200	$1,556,632
J.B. Hunt Transport Services, Inc.	290,210	10,070,287
Old Dominion Freight Line, Inc. (a)	77,655	1,973,990
Overseas Shipholding Group, Inc.	34,650	1,189,188
Vitran Corp., Inc. (a)	82,700	905,565
		19,280,125
TOTAL COMMON STOCK (Cost $652,211,621)		729,319,308
TOTAL EQUITIES (Cost $652,211,621)		729,319,308
MUTUAL FUNDS – 0.4%
Diversified Financial – 0.4%
iShares Russell 2000 Index Fund	43,636	2,944,121
TOTAL MUTUAL FUNDS (Cost $2,867,412)		2,944,121
TOTAL LONG-TERM INVESTMENTS (Cost $655,079,033)		732,263,429
	Principal Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$11,930,403	11,930,403
TOTAL SHORT-TERM INVESTMENTS (Cost $11,930,403)		11,930,403
TOTAL INVESTMENTS – 100.9% (Cost $667,009,436) (c)		744,193,832
Other Assets/ (Liabilities) – (0.9)%		(6,481,590)
NET ASSETS – 100.0%		$737,712,242

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $11,930,407. Collateralized by U.S. Government Agency obligations with rates ranging from 2.295% - 4.000%, maturity dates ranging from 12/25/24 - 12/25/38, and an aggregate market value, including accrued interest, of $12,173,989.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.1%
COMMON STOCK – 97.1%
Aerospace & Defense – 1.1%
Teledyne Technologies, Inc. (a)	4,263	$169,753
Triumph Group, Inc.	6,641	495,352
		665,105
Apparel – 1.1%
Steven Madden Ltd. (a)	15,222	625,015
The Timberland Co. Class A (a)	2,680	53,091
		678,106
Automotive & Parts – 3.4%
American Axle & Manufacturing Holdings, Inc. (a)	63,685	574,439
ArvinMeritor, Inc. (a)	40,935	636,130
WABCO Holdings, Inc. (a)	19,761	828,776
		2,039,345
Banks – 0.8%
Sterling Bancshares, Inc.	11,680	62,722
UMB Financial Corp.	6,220	220,872
Westamerica Bancorp.	3,010	164,015
		447,609
Biotechnology – 1.5%
Alexion Pharmaceuticals, Inc. (a)	2,200	141,592
Human Genome Sciences, Inc. (a)	5,230	155,802
Regeneron Pharmaceuticals, Inc. (a)	12,325	337,705
Seattle Genetics, Inc. (a)	17,830	276,900
		911,999
Building Materials – 0.2%
Quanex Building Products Corp.	5,620	97,057
Chemicals – 3.6%
Arch Chemicals, Inc.	3,870	135,798
Huntsman Corp.	105,055	1,214,436
Innophos Holdings, Inc.	2,990	98,969
Intrepid Potash, Inc. (a)	26,630	694,244
		2,143,447
Commercial Services – 6.1%
Aaron's, Inc.	5,720	105,534
Chemed Corp.	2,300	131,031
Emergency Medical Services Corp. Class A (a)	2,594	138,130
Exponent, Inc. (a)	1,740	58,447
FTI Consulting, Inc. (a)	8,785	304,752
Gartner, Inc. (a)	5,980	176,051
The Geo Group, Inc. (a)	38,825	906,564
Kforce, Inc. (a)	11,180	153,389
Monster Worldwide, Inc. (a)	28,380	367,805
Sotheby's	17,560	646,559
SuccessFactors, Inc. (a)	24,597	617,631
		3,605,893
Computers – 4.8%
CACI International, Inc. Class A (a)	2,200	99,572
Compellent Technologies, Inc. (a)	3,660	66,539
Mentor Graphics Corp. (a)	12,380	130,857
Netezza Corp. (a)	35,008	943,466
Netscout Systems, Inc. (a)	13,130	269,296
Radiant Systems, Inc. (a)	24,255	414,760
Riverbed Technology, Inc. (a)	18,940	863,285
Smart Modular Technologies (WWH), Inc. (a)	15,100	91,053
		2,878,828
Cosmetics & Personal Care – 0.4%
Alberto-Culver Co.	5,210	196,156
Inter Parfums, Inc.	3,540	62,269
		258,425
Diversified Financial – 1.6%
Altisource Portfolio Solutions SA (a)	5,790	180,301
Duff & Phelps Corp. Class A	20,892	281,415
MarketAxess Holdings, Inc.	6,340	107,653
optionsXpress Holdings, Inc. (a)	11,580	177,869
Portfolio Recovery Associates, Inc. (a)	2,860	184,899
		932,137
Electrical Components & Equipment – 1.6%
EnerSys (a)	5,160	128,845
GrafTech International Ltd. (a)	54,245	847,849
		976,694
Electronics – 4.2%
Analogic Corp.	2,840	127,459
Coherent, Inc. (a)	18,291	731,823
Gentex Corp.	27,925	544,817
Oyo Geospace Corp. (a)	14,384	832,546
PerkinElmer, Inc.	6,010	139,071
Sonic Solutions (a)	6,330	72,035
Vishay Intertechnology, Inc. (a)	7,770	75,214
		2,522,965
Engineering & Construction – 0.1%
EMCOR Group, Inc. (a)	3,180	78,196
Entertainment – 3.5%
Bally Technologies, Inc. (a)	23,646	826,428
Lions Gate Entertainment Corp. (a)	19,070	140,164
Pinnacle Entertainment, Inc. (a)	44,645	497,792
Shuffle Master, Inc. (a)	71,279	599,456
		2,063,840
Environmental Controls – 1.4%
Waste Connections, Inc. (a)	21,045	834,645
Foods – 1.3%
Dean Foods Co. (a)	60,943	622,228
Seneca Foods Corp. Class A (a)	990	25,928
United Natural Foods, Inc. (a)	4,510	149,461
		797,617
Hand & Machine Tools – 1.3%
Regal-Beloit Corp.	12,983	761,972

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — Products – 4.9%
American Medical Systems Holdings, Inc. (a)	33,730	$660,433
AngioDynamics, Inc. (a)	4,050	61,722
Bruker Corp. (a)	31,746	445,396
The Cooper Cos., Inc.	2,940	135,887
Cutera, Inc. (a)	17,170	139,077
PSS World Medical, Inc. (a)	3,170	67,775
Thoratec Corp. (a)	29,116	1,076,710
Vital Images, Inc. (a)	12,471	164,991
Volcano Corp. (a)	5,004	130,004
		2,881,995
Health Care — Services – 2.9%
Centene Corp. (a)	24,520	578,427
Genoptix, Inc. (a)	17,662	250,800
ICON PLC Sponsored ADR (Ireland) (a)	27,256	589,275
MEDNAX, Inc. (a)	1,300	69,290
RehabCare Group, Inc. (a)	4,760	96,247
Thermo Fisher Scientific, Inc. (a)	2,240	107,251
		1,691,290
Home Furnishing – 2.7%
DTS, Inc. (a)	26,712	1,019,597
Universal Electronics, Inc. (a)	27,685	577,232
		1,596,829
Household Products – 0.2%
Jarden Corp.	3,210	99,927
Insurance – 0.7%
Arch Capital Group Ltd. (a)	1,690	141,622
MGIC Investment Corp. (a)	30,187	278,626
		420,248
Internet – 2.5%
Rackspace Hosting, Inc. (a)	4,850	126,003
Terremark Worldwide, Inc. (a)	4,280	44,255
TIBCO Software, Inc. (a)	66,900	1,186,806
Vocus, Inc. (a)	6,980	128,991
		1,486,055
Leisure Time – 0.3%
LIFE TIME FITNESS, Inc. (a)	2,680	105,780
WMS Industries, Inc. (a)	1,660	63,196
		168,976
Lodging – 0.7%
Choice Hotels International, Inc.	11,412	416,081
Machinery — Diversified – 0.3%
Columbus McKinnon Corp. (a)	4,140	68,683
The Middleby Corp. (a)	1,880	119,173
		187,856
Manufacturing – 0.4%
Crane Co.	2,730	103,576
EnPro Industries, Inc. (a)	3,470	108,542
		212,118
Metal Fabricate & Hardware – 0.8%
Mueller Industries, Inc.	5,100	135,099
Northwest Pipe Co. (a)	19,136	334,880
		469,979
Mining – 0.8%
Titanium Metals Corp. (a)	23,730	473,651
Oil & Gas – 2.1%
Brigham Exploration Co. (a)	17,640	330,750
Gulfport Energy Corp. (a)	13,800	190,992
Northern Oil and Gas, Inc. (a)	5,060	85,717
Oasis Petroleum, Inc. (a)	28,517	552,374
Quicksilver Resources, Inc. (a)	5,940	74,844
		1,234,677
Oil & Gas Services – 2.5%
Dril-Quip, Inc. (a)	1,350	83,848
Lufkin Industries, Inc.	27,913	1,225,381
Oil States International, Inc. (a)	4,280	199,234
		1,508,463
Pharmaceuticals – 4.6%
BioMarin Pharmaceutical, Inc. (a)	18,842	421,119
Cardiome Pharma Corp. (a)	10,000	61,000
Catalyst Health Solutions, Inc. (a)	2,700	95,067
Herbalife Ltd.	8,100	488,835
MAP Pharmaceuticals, Inc. (a)	8,260	126,378
Nektar Therapeutics (a)	13,880	205,008
Pharmasset, Inc. (a)	2,240	66,080
Salix Pharmaceuticals Ltd. (a)	11,435	454,198
Sirona Dental Systems, Inc. (a)	14,559	524,706
SXC Health Solutions Corp. (a)	3,140	114,516
Theravance, Inc. (a)	4,730	95,073
United Therapeutics Corp. (a)	1,300	72,813
		2,724,793
Real Estate Investment Trusts (REITS) – 1.0%
Coresite Realty Corp. (a)	1,410	23,110
Hatteras Financial Corp.	4,090	116,442
Hersha Hospitality Trust	12,680	65,683
MFA Financial, Inc.	8,570	65,389
Redwood Trust, Inc.	23,078	333,708
		604,332
Retail – 9.9%
99 Cents Only Stores (a)	9,420	177,850
BJ's Restaurants, Inc. (a)	30,940	871,270
Cash America International, Inc.	25,651	897,785
The Cato Corp. Class A	2,690	71,984
The Cheesecake Factory, Inc. (a)	6,450	170,732
Chico's FAS, Inc.	61,387	645,791
Columbia Sportswear Co.	2,110	123,308
Genesco, Inc. (a)	40,618	1,213,666
HSN, Inc. (a)	5,200	155,480
Jos. A. Bank Clothiers, Inc. (a)	3,170	135,074
Nu Skin Enterprises, Inc. Class A	3,450	99,360

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
P.F. Chang's China Bistro, Inc.	2,120	$97,944
Tractor Supply Co.	3,620	143,569
Vitamin Shoppe, Inc. (a)	38,372	1,053,312
		5,857,125
Semiconductors – 8.0%
Integrated Device Technology, Inc. (a)	12,240	71,604
Mellanox Technologies Ltd. (a)	3,530	69,329
Netlogic Microsystems, Inc. (a)	1,520	41,922
OmniVision Technologies, Inc. (a)	2,980	68,659
ON Semiconductor Corp. (a)	90,433	652,022
Pericom Semiconductor Corp. (a)	4,240	36,846
PMC-Sierra, Inc. (a)	8,170	60,131
QLogic Corp. (a)	8,100	142,884
Rovi Corp. (a)	29,255	1,474,744
Rubicon Technology, Inc. (a)	17,710	401,840
Teradyne, Inc. (a)	33,800	376,532
TriQuint Semiconductor, Inc. (a)	22,550	216,480
Ultratech, Inc. (a)	5,200	88,920
Varian Semiconductor Equipment Associates, Inc. (a)	19,165	551,569
Veeco Instruments, Inc. (a)	13,290	463,422
Volterra Semiconductor Corp. (a)	1,890	40,673
		4,757,577
Software – 9.3%
Acxiom Corp. (a)	4,460	70,736
Allscripts Healthcare Solutions, Inc. (a)	54,338	1,003,623
ANSYS, Inc. (a)	19,645	830,001
ArcSight, Inc. (a)	3,024	131,725
Blackboard, Inc. (a)	4,970	179,119
CommVault Systems, Inc. (a)	2,770	72,103
Informatica Corp. (a)	32,075	1,232,001
MedAssets, Inc. (a)	24,542	516,364
Progress Software Corp. (a)	6,827	225,974
Quality Systems, Inc.	15,060	998,628
Quest Software, Inc. (a)	5,530	135,983
VeriFone Holdings, Inc. (a)	3,450	107,191
		5,503,448
Telecommunications – 2.3%
CommScope, Inc. (a)	3,670	87,126
EMS Technologies, Inc. (a)	34,623	645,027
GeoEye Inc. (a)	1,640	66,387
Harmonic, Inc. (a)	24,100	165,808
Infinera Corp. (a)	13,200	154,044
Ixia (a)	11,930	147,932
NETGEAR, Inc. (a)	4,130	111,551
		1,377,875
Transportation – 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	8,370	421,011
Knight Transportation, Inc.	3,180	61,470
Landstar System, Inc.	17,915	691,877
Roadrunner Transportation Systems, Inc. (a)	2,460	26,666
Werner Enterprises, Inc.	5,920	121,301
		1,322,325
TOTAL COMMON STOCK (Cost $46,468,400)		57,689,500
TOTAL EQUITIES (Cost $46,468,400)		57,689,500
MUTUAL FUNDS – 1.7%
Diversified Financial – 1.7%
iShares Russell 2000 Growth Index Fund	8,850	661,449
iShares Russell 2000 Index Fund	5,460	368,386
		1,029,835
TOTAL MUTUAL FUNDS (Cost $1,005,742)		1,029,835
TOTAL LONG-TERM INVESTMENTS (Cost $47,474,142)		58,719,335
	Principal Amount
SHORT-TERM INVESTMENTS – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$906,535	906,535
TOTAL SHORT-TERM INVESTMENTS (Cost $906,535)		906,535
TOTAL INVESTMENTS – 100.3% (Cost $48,380,677) (c)		59,625,870
Other Assets/ (Liabilities) – (0.3)%		(192,181)
NET ASSETS – 100.0%		$59,433,689

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $906,535. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 12/25/38, and an aggregate market value, including accrued interest, of $928,516.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.1%
COMMON STOCK – 94.4%
Aerospace & Defense – 0.9%
BAE Systems PLC	223,600	$1,205,145
Agriculture – 3.0%
British American Tobacco PLC	36,100	1,350,470
Imperial Tobacco Group PLC	47,000	1,404,388
Japan Tobacco, Inc.	418	1,392,926
		4,147,784
Apparel – 0.2%
Yue Yuen Industrial Holdings Ltd.	92,500	342,096
Auto Manufacturers – 3.8%
Bayerische Motoren Werke AG	27,500	1,927,306
Nissan Motor Co. Ltd.	213,500	1,868,643
Renault SA (a)	28,300	1,458,225
		5,254,174
Banks – 15.6%
Banco do Brasil SA	110,900	2,099,468
Bank of Baroda	28,300	550,902
Bank of China Ltd. Class H	1,011,000	531,773
Barclays PLC	349,800	1,644,673
BNP Paribas	29,251	2,085,329
China Construction Bank Corp. Class H	922,000	806,102
Danske Bank A/S (a)	54,500	1,310,806
Deutsche Bank AG	20,900	1,139,525
DnB NOR ASA	29,700	403,886
KB Financial Group, Inc.	34,006	1,461,402
KBC Groep NV (a)	9,900	444,084
National Australia Bank Ltd.	89,200	2,178,830
National Bank of Canada	12,700	801,021
Societe Generale	18,232	1,053,027
Sumitomo Mitsui Financial Group, Inc.	42,600	1,242,188
The Toronto-Dominion Bank	7,500	542,401
Turkiye Garanti Bankasi AS	206,500	1,193,208
Turkiye Vakiflar Bankasi TAO	153,000	463,179
UniCredit SpA	657,350	1,679,306
		21,631,110
Building Materials – 0.9%
Asahi Glass Co. Ltd.	119,000	1,215,652
Compagnie de Saint-Gobain	107	4,760
		1,220,412
Chemicals – 1.4%
Agrium, Inc.	16,500	1,237,360
Arkema	12,300	628,953
		1,866,313
Coal – 1.1%
Banpu PCL	39,900	939,646
Yanzhou Coal Mining Co. Ltd. Class H	242,000	590,104
		1,529,750
Commercial Services – 1.2%
Randstad Holding NV (a)	22,946	1,040,794
Rentokil Initial PLC (a)	422,900	685,984
		1,726,778
Computers – 0.9%
Cap Gemini SA	23,600	1,183,180
Compal Electronics, Inc.	290	347
		1,183,527
Distribution & Wholesale – 2.7%
Inchcape PLC (a)	107,780	528,907
ITOCHU Corp.	62,000	568,507
Mitsubishi Corp.	59,100	1,401,538
Mitsui & Co. Ltd.	80,200	1,192,431
		3,691,383
Diversified Financial – 2.1%
Hana Financial Group, Inc.	45,900	1,358,639
Macquarie Group Ltd.	11,600	406,444
ORIX Corp.	15,290	1,170,222
		2,935,305
Electric – 2.8%
E.ON AG	57,500	1,688,390
Electricite de France	22,700	977,468
The Tokyo Electric Power Co., Inc.	49,700	1,211,733
		3,877,591
Electrical Components & Equipment – 1.8%
Sharp Corp.	110,000	1,094,265
Toshiba Corp.	289,000	1,400,959
		2,495,224
Electronics – 1.4%
AU Optronics Corp. (a)	1,892,790	1,977,204
Engineering & Construction – 1.1%
Bouygues SA	35,600	1,525,643
Foods – 1.3%
Casino Guichard-Perrachon SA	6,008	549,727
Delhaize Group	17,100	1,236,842
		1,786,569
Gas – 0.3%
Tokyo Gas Co. Ltd.	89,000	403,772
Holding Company — Diversified – 1.8%
Bidvest Group Ltd.	82,602	1,735,896
Noble Group Ltd.	289,000	415,031
TUI Travel PLC	114,000	384,735
		2,535,662
Home Furnishing – 1.2%
Electrolux AB Class B	18,100	444,294
Sony Corp.	38,200	1,180,712
		1,625,006
Insurance – 4.0%
Allianz SE	20,234	2,278,796
Aviva PLC	216,400	1,360,505
Muenchener Rueckversicherungs AG	11,300	1,562,214
Old Mutual PLC	178,400	389,836
		5,591,351
Iron & Steel – 2.5%
Hyundai Steel Co.	9,400	966,336
Tata Steel Ltd.	85,400	1,239,415
ThyssenKrupp AG	40,000	1,303,274
		3,509,025
Leisure Time – 0.4%
Thomas Cook Group PLC	186,200	502,991
Machinery — Construction & Mining – 1.8%
Rio Tinto PLC	41,300	2,428,190
Media – 2.0%
Lagardere S.C.A	27,800	1,084,787

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vivendi SA	60,070	$1,642,859
		2,727,646
Mining – 5.5%
Eurasian Natural Resources Corp. PLC	38,200	553,282
Gold Fields Ltd. Sponsored ADR (South Africa)	25,600	390,912
Kazakhmys PLC	32,400	742,196
KGHM Polska Miedz SA	22,500	901,874
Korea Zinc Co. Ltd.	2,600	713,723
Lundin Mining Corp. (a)	113,200	565,203
Mitsubishi Materials Corp. (a)	271,000	780,753
Sesa Goa Ltd.	54,900	399,683
Xstrata PLC	134,530	2,586,654
		7,634,280
Oil & Gas – 11.8%
BP PLC	323,400	2,213,715
China Petroleum & Chemical Corp. Class H	700,000	617,399
ENI SpA	30,900	665,527
Gazprom OAO Sponsored ADR (Russia)	98,500	2,063,575
JX Holdings, Inc.	72,000	418,053
KazMunaiGas Exploration Production GDR (Kazakhstan)	21,900	386,973
LUKOIL OAO Sponsored ADR (Russia)	30,300	1,718,010
Nexen, Inc.	64,256	1,292,048
OMV AG	23,500	878,756
Petroleo Brasileiro SA Sponsored ADR (Brazil)	17,100	561,222
Royal Dutch Shell PLC Class A	131,700	3,974,496
Suncor Energy, Inc.	48,636	1,582,695
		16,372,469
Oil & Gas Services – 0.4%
Petroleum Geo-Services ASA (a)	46,850	533,433
Pharmaceuticals – 6.4%
AstraZeneca PLC	51,200	2,602,761
Bayer AG	25,700	1,790,350
Novartis AG	41,000	2,366,916
Sanofi-Aventis	31,300	2,083,718
		8,843,745
Real Estate – 2.6%
Mitsui Fudosan Co. Ltd.	83,000	1,398,985
New World Development Ltd.	429,000	860,235
Rossi Residencial SA	61,400	586,071
Sumitomo Realty & Development Co. Ltd.	38,000	786,628
		3,631,919
Retail – 2.3%
Esprit Holdings Ltd.	226,800	1,220,776
Marks & Spencer Group PLC	225,700	1,378,707
PPR	3,800	613,519
		3,213,002
Semiconductors – 2.6%
Powertech Technology, Inc.	136,000	437,307
Samsung Electronics Co. Ltd.	4,110	2,800,785
United Microelectronics Corp.	681,000	301,730
		3,539,822
Software – 0.2%
Konami Corp.	17,700	313,028
Telecommunications – 6.3%
China Mobile Ltd.	66,000	675,249
China Unicom Ltd.	408,000	593,586
KDDI Corp.	107	512,434
Nippon Telegraph & Telephone Corp.	38,900	1,693,208
Telecom Italia SpA	759,200	1,057,203
Telecom Italia SpA- RSP	656,100	739,019
Telefonica SA	13,700	339,057
Vodafone Group PLC	1,247,000	3,090,839
		8,700,595
Toys, Games & Hobbies – 0.1%
Namco Bandai Holdings, Inc.	19,700	182,526
TOTAL COMMON STOCK (Cost $130,757,600)		130,684,470
PREFERRED STOCK – 2.7%
Banks – 0.4%
Banco Bradesco SA 0.490%	23,507	469,807
Electric – 0.2%
Eletropaulo Metropolitana SA 6.520%	16,400	291,822
Mining – 2.1%
Vale SA Sponsored ADR (Brazil) 1.980%	106,100	2,944,275
TOTAL PREFERRED STOCK (Cost $3,419,633)		3,705,904
TOTAL EQUITIES (Cost $134,177,233)		134,390,374
WARRANTS – 0.7%
Diversified Financial – 0.7%
Merrill Lynch & Co., Inc., Expires 12/23/14, Strike 14.562 (a)	63,200	916,811
TOTAL WARRANTS (Cost $842,101)		916,811
TOTAL LONG-TERM INVESTMENTS (Cost $135,019,334)		135,307,185
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$1,629,080	1,629,080
TOTAL SHORT-TERM INVESTMENTS (Cost $1,629,080)		1,629,080
TOTAL INVESTMENTS – 99.0% (Cost $136,648,414) (c)		136,936,265
Other Assets/ (Liabilities) – 1.0%		1,433,434
NET ASSETS – 100.0%		$138,369,699

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(a)	Non-income producing security.
(b)	Maturity value of $1,629,080. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/38, and an aggregate market value, including accrued interest, of $1,663,406.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.0%
COMMON STOCK – 97.4%
Advertising – 0.7%
Publicis Groupe	82,400	$3,909,605
Aerospace & Defense – 0.5%
BAE Systems PLC	464,600	2,504,071
Agriculture – 1.4%
British American Tobacco PLC	30,800	1,152,202
Imperial Tobacco Group PLC	20,500	612,552
Japan Tobacco, Inc.	1,305	4,348,728
KT&G Corp.	24,400	1,455,134
		7,568,616
Apparel – 0.6%
Burberry Group PLC	187,590	3,070,915
Yue Yuen Industrial Holdings Ltd.	88,500	327,302
		3,398,217
Auto Manufacturers – 2.6%
Bayerische Motoren Werke AG	35,200	2,466,951
Daimler AG (a)	36,300	2,297,574
Honda Motor Co. Ltd.	82,500	2,932,583
Nissan Motor Co. Ltd.	136,900	1,198,207
Renault SA (a)	23,900	1,231,505
Toyota Motor Corp.	124,700	4,466,351
		14,593,171
Automotive & Parts – 0.3%
Denso Corp.	61,700	1,827,077
Banks – 10.5%
Banco do Brasil SA	102,300	1,936,660
Banco Santander SA	302,338	3,821,403
Banco Santander SA ADS (Brazil)	125,340	1,725,932
Bank of Baroda	24,400	474,982
Bank of China Ltd. Class H	1,865,000	980,966
Bank of Ireland (a)	2,737,150	2,319,133
Barclays PLC	164,500	773,438
BNP Paribas	90,541	6,454,745
China Construction Bank Corp. Class H	605,000	528,950
Danske Bank A/S (a)	46,900	1,128,015
Deutsche Bank AG	18,400	1,003,218
DnB NOR ASA	26,100	354,930
Erste Group Bank AG	25,126	1,005,249
HSBC Holdings PLC	796,203	8,073,454
ICICI Bank Ltd. Sponsored ADR (India)	73,550	3,666,467
Julius Baer Group Ltd.	138,616	5,061,939
KB Financial Group, Inc.	29,434	1,264,921
Komercni Banka AS	10,274	2,238,684
National Australia Bank Ltd.	79,500	1,941,895
National Bank of Canada	7,900	498,273
Societe Generale	15,576	899,624
Standard Chartered PLC	183,521	5,280,262
Sumitomo Mitsui Financial Group, Inc.	137,200	4,000,662
The Toronto-Dominion Bank	6,700	484,545
Turkiye Garanti Bankasi AS	184,200	1,064,353
Turkiye Vakiflar Bankasi TAO	175,300	530,688
UniCredit SpA	446,775	1,141,358
		58,654,746
Beverages – 5.1%
Diageo PLC	615,257	10,615,585
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	30,600	1,552,338
Foster's Group Ltd.	271,600	1,600,765
Heineken Holding NV Class A	57,900	2,529,483
Heineken NV	159,910	8,292,456
Pernod-Ricard SA	45,899	3,830,763
		28,421,390
Building Materials – 0.5%
Asahi Glass Co. Ltd.	103,000	1,052,203
Compagnie de Saint-Gobain	74	3,291
Geberit AG Registered	9,000	1,607,048
		2,662,542
Chemicals – 6.0%
Agrium, Inc.	15,100	1,132,372
Air Liquide	44,269	5,403,424
Akzo Nobel NV	107,840	6,655,706
Arkema	10,700	547,138
Givaudan SA Registered	4,912	5,031,166
Linde AG	80,150	10,430,101
Shin-Etsu Chemical Co. Ltd.	88,600	4,323,223
		33,523,130
Coal – 0.3%
Banpu PCL	35,400	833,670
Yanzhou Coal Mining Co. Ltd. Class H	302,000	736,411
		1,570,081
Commercial Services – 4.4%
Adecco SA	92,200	4,834,401
Brambles Ltd.	791,100	4,793,598
Experian PLC	307,500	3,353,508
G4S PLC	1,022,500	4,096,768
Hays PLC	832,640	1,482,225
Meitec Corp. (a)	67,900	1,260,680
Randstad Holding NV (a)	95,690	4,340,345
Rentokil Initial PLC (a)	371,600	602,771
		24,764,296
Computers – 0.1%
Cap Gemini SA	14,900	747,008
Compal Electronics, Inc.	372	445
		747,453
Cosmetics & Personal Care – 0.8%
Beiersdorf AG	75,440	4,619,540
Distribution & Wholesale – 1.8%
Inchcape PLC (a)	104,300	511,830
ITOCHU Corp.	39,000	357,609
Li & Fung Ltd.	502,800	2,826,602
Mitsubishi Corp.	55,600	1,318,536
Mitsui & Co. Ltd.	74,500	1,107,682
Wolseley PLC (a)	147,700	3,723,140
		9,845,399
Diversified Financial – 5.5%
Aeon Credit Service Co. Ltd.	102,200	1,101,625
Credit Suisse Group	134,800	5,783,802
Daiwa Securities Group, Inc.	1,307,120	5,276,528
Deutsche Boerse AG	55,880	3,722,896
Hana Financial Group, Inc.	39,700	1,175,119
Macquarie Group Ltd.	14,600	511,559
Nomura Holdings, Inc.	292,400	1,416,915

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ORIX Corp.	16,660	$1,275,075
Schroders PLC	101,600	2,301,769
Schroders PLC	21,100	387,204
UBS AG (a)	455,086	7,754,732
		30,707,224
Electric – 1.0%
E.ON AG	92,878	2,727,204
Electricite de France	20,300	874,123
Red Electrica Corp. SA	23,460	1,102,180
The Tokyo Electric Power Co., Inc.	43,700	1,065,447
		5,768,954
Electrical Components & Equipment – 2.4%
Legrand SA	72,380	2,443,458
Schneider Electric SA	68,585	8,693,558
Sharp Corp.	97,000	964,943
Toshiba Corp.	269,000	1,304,007
		13,405,966
Electronics – 2.5%
AU Optronics Corp. (a)	1,852,800	1,935,431
Fanuc Ltd.	24,600	3,117,761
Hirose Electric Co. Ltd.	7,500	756,274
Hoya Corp.	203,000	4,957,547
Omron Corp.	116,400	2,649,014
Orbotech Ltd. (a)	33,200	331,336
		13,747,363
Engineering & Construction – 0.2%
Bouygues SA	27,900	1,195,659
Entertainment – 0.3%
Ladbrokes PLC	342,514	723,397
William Hill PLC	321,552	840,084
		1,563,481
Food Services – 0.3%
Sodexo	29,000	1,881,050
Foods – 4.5%
Casino Guichard-Perrachon SA	4,026	368,376
Danone SA	117,014	6,990,815
Delhaize Group	14,700	1,063,250
Nestle SA	233,461	12,465,419
Tesco PLC	591,377	3,945,935
		24,833,795
Forest Products & Paper – 0.4%
Svenska Cellulosa AB Class B	149,600	2,269,591
Health Care — Products – 1.2%
Sonova Holding AG	11,535	1,411,878
Synthes, Inc.	47,323	5,479,103
		6,890,981
Holding Company — Diversified – 2.1%
Bidvest Group Ltd.	35,552	747,132
Keppel Corp Ltd.	100,000	683,308
LVMH Moet Hennessy Louis Vuitton SA	70,776	10,378,217
TUI Travel PLC	48,800	164,694
		11,973,351
Home Furnishing – 0.3%
Electrolux AB Class B	18,500	454,113
Sony Corp.	35,400	1,094,168
		1,548,281
Household Products – 1.6%
Reckitt Benckiser Group PLC	159,918	8,814,603
Insurance – 3.4%
Allianz SE	61,200	6,892,475
Aviva PLC	183,400	1,153,035
AXA SA	138,847	2,432,190
Industrial Alliance Insurance & Financial Services, Inc.	3,600	110,506
ING Groep NV (a)	477,090	4,915,476
Muenchener Rueckversicherungs AG	6,602	912,720
Old Mutual PLC	310,800	679,154
Swiss Reinsurance Co. Ltd.	39,259	1,722,504
		18,818,060
Iron & Steel – 0.9%
ArcelorMittal	88,800	2,931,921
Hyundai Steel Co.	4,400	452,327
JFE Holdings, Inc.	23,700	726,199
ThyssenKrupp AG	20,200	658,154
		4,768,601
Leisure Time – 0.1%
Thomas Cook Group PLC	127,800	345,232
Machinery — Construction & Mining – 0.3%
Rio Tinto PLC	32,700	1,922,562
Machinery — Diversified – 0.4%
MAN SE	22,492	2,447,592
Manufacturing – 1.5%
Bombardier, Inc. Class B	103,000	505,270
Konica Minolta Holdings, Inc.	140,000	1,364,407
Olympus Corp.	124,600	3,270,141
Smiths Group PLC	172,146	3,305,260
		8,445,078
Media – 3.7%
Grupo Televisa SA Sponsored ADR (Mexico)	140,300	2,654,476
Reed Elsevier PLC	279,600	2,369,707
Societe Television Francaise 1	266,400	4,140,665
Thomson Reuters Corp.	46,900	1,762,195
Vivendi SA	60,700	1,660,089
Wolters Kluwer NV	197,610	4,147,626
WPP PLC	356,154	3,949,123
		20,683,881
Metal Fabricate & Hardware – 1.2%
Assa Abloy AB, Series B	172,000	4,326,889
Vallourec SA	25,150	2,496,686
		6,823,575
Mining – 1.4%
BHP Billiton Ltd.	12,600	479,080
Eurasian Natural Resources Corp. PLC	39,300	569,215
Gold Fields Ltd. Sponsored ADR (South Africa)	22,500	343,575
Kazakhmys PLC	27,800	636,823
KGHM Polska Miedz SA	23,000	921,915
Korea Zinc Co. Ltd.	2,300	631,370
Lundin Mining Corp. (a)	121,500	606,644
Mitsubishi Materials Corp. (a)	238,000	685,680
Sesa Goa Ltd.	51,900	377,842
Xstrata PLC	124,300	2,389,959
		7,642,103
Office Equipment/Supplies – 1.6%
Canon, Inc.	187,850	8,777,744
Oil & Gas – 4.9%
BG Group PLC	76,940	1,354,610
BP PLC	299,600	2,050,801
China Petroleum & Chemical Corp. Class H	952,000	839,662
CNOOC Ltd.	1,109,000	2,155,531
ENI SpA	27,100	583,682

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gazprom OAO Sponsored ADR (Russia)	86,000	$1,801,700
Inpex Corp.	792	3,726,022
KazMunaiGas Exploration Production GDR (Kazakhstan)	20,800	367,536
LUKOIL OAO Sponsored ADR (Russia)	17,200	975,240
Nexen, Inc.	59,634	1,199,110
OMV AG	12,700	474,902
Petroleo Brasileiro SA Sponsored ADR (Brazil)	15,900	521,838
Royal Dutch Shell PLC Class A	110,400	3,331,696
Royal Dutch Shell PLC Class A	135,940	4,099,485
Suncor Energy, Inc.	36,864	1,199,615
Total SA	47,590	2,448,810
		27,130,240
Oil & Gas Services – 0.2%
Cie Generale de Geophysique-Veritas (a)	20,200	444,149
Petroleum Geo-Services ASA (a)	41,750	475,365
		919,514
Packaging & Containers – 0.1%
Amcor Ltd.	77,400	485,705
Pharmaceuticals – 5.0%
Actelion Ltd. (a)	28,415	1,141,079
AstraZeneca PLC	32,800	1,667,394
Bayer AG	93,099	6,485,595
GlaxoSmithKline PLC	115,900	2,289,452
Merck KGaA	36,780	3,083,238
Novartis AG	76,770	4,431,906
Roche Holding AG	50,152	6,860,334
Sanofi-Aventis	28,400	1,890,657
		27,849,655
Real Estate – 0.5%
Mitsui Fudosan Co. Ltd.	78,000	1,314,709
New World Development Ltd.	214,000	429,115
Rossi Residencial SA	53,100	506,846
Sumitomo Realty & Development Co. Ltd.	32,000	662,424
		2,913,094
Retail – 4.0%
Aeon Co. Ltd.	45,000	483,383
Cie Financiere Richemont SA	159,660	7,698,578
Esprit Holdings Ltd.	663,900	3,573,516
Lawson, Inc.	73,600	3,370,014
Marks & Spencer Group PLC	210,400	1,285,245
PPR	3,300	532,793
Signet Jewelers Ltd. (a)	108,800	3,453,312
Swatch Group AG	4,450	1,680,346
Travis Perkins PLC (a)	22,400	297,730
		22,374,917
Semiconductors – 3.2%
Powertech Technology, Inc.	210,000	675,254
Rohm Co. Ltd.	72,900	4,504,820
Samsung Electronics Co. Ltd.	12,823	8,738,311
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	329,827	3,344,446
United Microelectronics Corp.	1,009,000	447,057
		17,709,888
Software – 2.0%
Infosys Technologies Ltd. Sponsored ADR (India)	67,790	4,562,945
SAP AG	138,240	6,831,527
		11,394,472
Telecommunications – 2.8%
America Movil SAB de CV Sponsored ADR (Mexico)	17,860	952,474
China Mobile Ltd.	108,500	1,110,068
China Unicom Ltd.	998,000	1,451,958
KDDI Corp.	144	689,631
LG Telecom Ltd.	22,230	143,732
MTN Group Ltd.	150,210	2,702,763
Nippon Telegraph & Telephone Corp.	37,500	1,632,270
Singapore Telecommunications Ltd.	1,065,500	2,540,053
Telecom Corp. of New Zealand Ltd.	99,796	149,104
Telecom Italia SpA	723,800	1,007,907
Telecom Italia SpA- RSP	566,300	637,870
Vodafone Group PLC	1,082,000	2,681,866
		15,699,696
Toys, Games & Hobbies – 0.0%
Namco Bandai Holdings, Inc.	11,000	101,918
Transportation – 2.3%
Canadian National Railway Co.	124,290	7,957,046
East Japan Railway	3,400	205,341
Kuehne & Nagel International AG	16,600	1,998,935
TNT NV	107,869	2,895,469
		13,056,791
TOTAL COMMON STOCK (Cost $509,259,742)		543,519,951
PREFERRED STOCK – 0.6%
Banks – 0.1%
Banco Bradesco SA 2.200%	20,603	411,769
Electric – 0.1%
Eletropaulo Metropolitana SA 28.580%	14,100	250,895
Mining – 0.4%
Vale SA Sponsored ADR (Brazil) 2.970%	87,200	2,419,800
TOTAL PREFERRED STOCK (Cost $2,608,731)		3,082,464
TOTAL EQUITIES (Cost $511,868,473)		546,602,415
WARRANTS – 0.2%
Diversified Financial – 0.2%
Merrill Lynch & Co., Inc., Expires 12/23/14, Strike 14.562 (a) (b)	77,200	1,119,902
TOTAL WARRANTS (Cost $955,442)		1,119,902
TOTAL LONG-TERM INVESTMENTS (Cost $512,823,915)		547,722,317

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (c)	$6,915,888	$6,915,888
Time Deposits – 0.0%
Euro Time Deposit 0.010% 10/01/10	27,637	27,637
TOTAL SHORT-TERM INVESTMENTS (Cost $6,943,525)		6,943,525
TOTAL INVESTMENTS – 99.4% (Cost $519,767,440) (d)		554,665,842
Other Assets/ (Liabilities) – 0.6%		3,399,278
NET ASSETS – 100.0%		$558,065,120

Notes to Portfolio of Investments
ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $1,119,902 or 0.20% of net assets.
(c)	Maturity value of $6,915,889. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 5/15/39, and an aggregate market value, including accrued interest, of $7,062,911.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	23,176	$224,109
MassMutual Premier Core Bond Fund, Class S (a)	915,982	10,808,582
MassMutual Premier Discovery Value Fund, Class S (a)	519	4,696
MassMutual Premier Diversified Bond Fund, Class S (a)	1,028,276	11,372,730
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	512,247	4,359,223
MassMutual Premier Enhanced Index Value Fund, Class S (a)	457,977	4,231,705
MassMutual Premier Focused International Fund, Class S (a)	48,738	554,637
MassMutual Premier High Yield Fund, Class S (a)	338,060	3,127,055
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,243,958	13,708,415
MassMutual Premier International Bond Fund, Class S (a)	459,786	4,951,898
MassMutual Premier International Equity Fund, Class S (a)	101,898	1,380,720
MassMutual Premier Main Street Small Cap Fund, Class S (a)	12,939	121,881
MassMutual Premier Money Market Fund, Class S (a)	1,233,906	1,233,906
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,924,040	20,991,276
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	221,142	3,781,522
MassMutual Premier Value Fund, Class S (a)	18,153	236,900
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	74,112	464,680
MassMutual Select Blue Chip Growth Fund, Class S (a)	51,727	491,925
MassMutual Select Core Opportunities Fund, Class S (a)	194,276	1,645,519
MassMutual Select Diversified International Fund, Class S (a)	207,594	1,417,864
MassMutual Select Diversified Value Fund, Class S (a)	72,570	592,169
MassMutual Select Focused Value Fund, Class S (a)	107,552	1,676,736
MassMutual Select Fundamental Value Fund, Class S (a)	109,635	1,030,565
MassMutual Select Large Cap Growth Fund, Class S (a)	116,993	969,872
MassMutual Select Large Cap Value Fund, Class S (a)	35,198	340,361
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	55,555	518,331
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	58,810	813,932
MassMutual Select Mid-Cap Value Fund, Class S (a)	123,049	1,118,513
MassMutual Select Overseas Fund, Class S (a)	477,105	3,253,856
MassMutual Select PIMCO Total Return Fund, Class S (a) (b)	349,597	3,646,300
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	23,094	355,885
MassMutual Select Small Cap Value Equity Fund, Class S (a)	59,580	484,384
MassMutual Select Small Company Growth Fund, Class S (a) (b)	69,043	584,105
MassMutual Select Small Company Value Fund, Class S (a)	53,157	640,541
MassMutual Select Strategic Bond Fund, Class S (a)	407,529	4,111,972
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	809,278	2,678,709
Oppenheimer Real Estate Fund, Class Y (a)	191,877	3,373,200
		111,298,674
TOTAL MUTUAL FUNDS (Cost $97,134,226)		111,298,674
TOTAL LONG-TERM INVESTMENTS (Cost $97,134,226)		111,298,674
TOTAL INVESTMENTS – 100.1% (Cost $97,134,226) (c)		111,298,674
Other Assets/ (Liabilities) – (0.1)%		(88,099)
NET ASSETS – 100.0%		$111,210,575

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	22,518	$217,750
MassMutual Premier Core Bond Fund, Class S (a)	973,647	11,489,035
MassMutual Premier Discovery Value Fund, Class S (a)	1,352	12,239
MassMutual Premier Diversified Bond Fund, Class S (a)	892,525	9,871,325
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	828,640	7,051,723
MassMutual Premier Enhanced Index Value Fund, Class S (a)	749,020	6,920,944
MassMutual Premier Focused International Fund, Class S (a)	88,914	1,011,843
MassMutual Premier High Yield Fund, Class S (a)	292,290	2,703,682
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,000,377	11,024,157
MassMutual Premier International Bond Fund, Class S (a)	342,803	3,691,985
MassMutual Premier International Equity Fund, Class S (a)	190,689	2,583,834
MassMutual Premier Main Street Small Cap Fund, Class S (a)	70,635	665,384
MassMutual Premier Money Market Fund, Class S (a)	366,397	366,397
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,093,110	11,925,830
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	323,503	5,531,899
MassMutual Premier Value Fund, Class S (a)	30,637	399,813
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	149,887	939,793
MassMutual Select Blue Chip Growth Fund, Class S (a)	113,386	1,078,305
MassMutual Select Core Opportunities Fund, Class S (a)	209,983	1,778,557
MassMutual Select Diversified International Fund, Class S (a)	422,670	2,886,835
MassMutual Select Diversified Value Fund, Class S (a)	150,750	1,230,121
MassMutual Select Focused Value Fund, Class S (a)	117,357	1,829,592
MassMutual Select Fundamental Value Fund, Class S (a)	192,466	1,809,177
MassMutual Select Large Cap Growth Fund, Class S (a)	232,183	1,924,800
MassMutual Select Large Cap Value Fund, Class S (a)	53,904	521,252
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	130,853	1,220,862
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	137,891	1,908,411
MassMutual Select Mid-Cap Value Fund, Class S (a)	306,040	2,781,901
MassMutual Select Overseas Fund, Class S (a)	914,181	6,234,715
MassMutual Select PIMCO Total Return Fund, Class S (a) (b)	347,430	3,623,690
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	49,108	756,751
MassMutual Select Small Cap Value Equity Fund, Class S (a)	115,146	936,136
MassMutual Select Small Company Growth Fund, Class S (a) (b)	111,622	944,322
MassMutual Select Small Company Value Fund, Class S (a)	99,953	1,204,430
MassMutual Select Strategic Bond Fund, Class S (a)	330,398	3,333,717
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	1,155,564	3,824,918
Oppenheimer Real Estate Fund, Class Y (a)	228,932	4,024,630
		120,260,755
TOTAL MUTUAL FUNDS (Cost $106,412,622)		120,260,755
TOTAL LONG-TERM INVESTMENTS (Cost $106,412,622)		120,260,755
TOTAL INVESTMENTS – 100.1% (Cost $106,412,622) (c)		120,260,755
Other Assets/ (Liabilities) – (0.1)%		(82,682)
NET ASSETS – 100.0%		$120,178,073

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2015 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 101.3%
Diversified Financial – 101.3%
MassMutual Premier Capital Appreciation Fund, Class S (a)	426	$4,117
MassMutual Premier Core Bond Fund, Class S (a)	6,296	74,292
MassMutual Premier Discovery Value Fund, Class S (a)	18	165
MassMutual Premier Diversified Bond Fund, Class S (a)	5,051	55,865
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	7,004	59,606
MassMutual Premier Enhanced Index Value Fund, Class S (a)	6,325	58,441
MassMutual Premier Focused International Fund, Class S (a)	1,596	18,166
MassMutual Premier High Yield Fund, Class S (a)	3,265	30,203
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	7,080	78,019
MassMutual Premier International Bond Fund, Class S (a)	3,091	33,294
MassMutual Premier International Equity Fund, Class S (a)	2,251	30,496
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,172	11,040
MassMutual Premier Short-Duration Bond Fund, Class S (a)	5,339	58,251
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	3,286	56,194
MassMutual Premier Value Fund, Class S (a)	392	5,114
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	2,837	17,788
MassMutual Select Blue Chip Growth Fund, Class S (a)	2,235	21,254
MassMutual Select Core Opportunities Fund, Class S (a)	1,948	16,499
MassMutual Select Diversified International Fund, Class S (a)	6,349	43,367
MassMutual Select Diversified Value Fund, Class S (a)	2,421	19,758
MassMutual Select Focused Value Fund, Class S (a)	1,125	17,541
MassMutual Select Fundamental Value Fund, Class S (a)	3,522	33,107
MassMutual Select Large Cap Growth Fund, Class S (a)	3,252	26,961
MassMutual Select Large Cap Value Fund, Class S (a)	1,045	10,103
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,613	15,053
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	2,041	28,247
MassMutual Select Mid-Cap Value Fund, Class S (a)	4,188	38,066
MassMutual Select Overseas Fund, Class S (a)	11,427	77,929
MassMutual Select PIMCO Total Return Fund, Class S (a) (b)	3,384	35,299
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,164	17,937
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,631	13,264
MassMutual Select Small Company Growth Fund, Class S (a) (b)	1,925	16,282
MassMutual Select Small Company Value Fund, Class S (a)	1,629	19,632
MassMutual Select Strategic Bond Fund, Class S (a)	2,760	27,853
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	10,327	34,182
Oppenheimer Real Estate Fund, Class Y (a)	2,650	46,587
		1,149,972
TOTAL MUTUAL FUNDS (Cost $1,123,696)		1,149,972
TOTAL LONG-TERM INVESTMENTS (Cost $1,123,696)		1,149,972
TOTAL INVESTMENTS – 101.3% (Cost $1,123,696) (c)		1,149,972
Other Assets/ (Liabilities) – (1.3)%		(14,423)
NET ASSETS – 100.0%		$1,135,549

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	228,197	$2,206,664
MassMutual Premier Core Bond Fund, Class S (a)	1,545,873	18,241,304
MassMutual Premier Discovery Value Fund, Class S (a)	4,485	40,593
MassMutual Premier Diversified Bond Fund, Class S (a)	984,598	10,889,657
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	3,005,081	25,573,242
MassMutual Premier Enhanced Index Value Fund, Class S (a)	2,645,080	24,440,537
MassMutual Premier Focused International Fund, Class S (a)	468,163	5,327,699
MassMutual Premier High Yield Fund, Class S (a)	1,213,930	11,228,849
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,400,842	15,437,276
MassMutual Premier International Bond Fund, Class S (a)	944,313	10,170,254
MassMutual Premier International Equity Fund, Class S (a)	953,044	12,913,745
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,619,761	15,258,149
MassMutual Premier Short-Duration Bond Fund, Class S (a)	902,130	9,842,236
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	1,103,677	18,872,870
MassMutual Premier Value Fund, Class S (a)	129,301	1,687,374
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	1,239,119	7,769,275
MassMutual Select Blue Chip Growth Fund, Class S (a)	771,591	7,337,830
MassMutual Select Core Opportunities Fund, Class S (a)	637,930	5,403,263
MassMutual Select Diversified International Fund, Class S (a)	2,155,140	14,719,603
MassMutual Select Diversified Value Fund, Class S (a)	1,153,443	9,412,095
MassMutual Select Focused Value Fund, Class S (a)	398,730	6,216,203
MassMutual Select Fundamental Value Fund, Class S (a)	1,517,548	14,264,949
MassMutual Select Large Cap Growth Fund, Class S (a)	1,422,243	11,790,397
MassMutual Select Large Cap Value Fund, Class S (a)	348,406	3,369,085
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	637,226	5,945,322
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	625,668	8,659,243
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,415,103	12,863,288
MassMutual Select Overseas Fund, Class S (a)	4,795,002	32,701,912
MassMutual Select PIMCO Total Return Fund, Class S (a) (b)	677,608	7,067,448
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	158,237	2,438,436
MassMutual Select Small Cap Value Equity Fund, Class S (a)	469,406	3,816,272
MassMutual Select Small Company Growth Fund, Class S (a) (b)	448,738	3,796,328
MassMutual Select Small Company Value Fund, Class S (a)	348,627	4,200,959
MassMutual Select Strategic Bond Fund, Class S (a)	488,613	4,930,107
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	3,432,561	11,361,776
Oppenheimer Real Estate Fund, Class Y (a)	795,924	13,992,347
		374,186,587
TOTAL MUTUAL FUNDS (Cost $346,931,001)		374,186,587
TOTAL LONG-TERM INVESTMENTS (Cost $346,931,001)		374,186,587
TOTAL INVESTMENTS – 100.1% (Cost $346,931,001) (c)		374,186,587
Other Assets/ (Liabilities) – (0.1)%		(205,451)
NET ASSETS – 100.0%		$373,981,136

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2025 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 101.4%
Diversified Financial – 101.4%
MassMutual Premier Capital Appreciation Fund, Class S (a)	492	$4,758
MassMutual Premier Core Bond Fund, Class S (a)	2,135	25,197
MassMutual Premier Discovery Value Fund, Class S (a)	6	51
MassMutual Premier Diversified Bond Fund, Class S (a)	865	9,568
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	9,052	77,032
MassMutual Premier Enhanced Index Value Fund, Class S (a)	8,176	75,542
MassMutual Premier Focused International Fund, Class S (a)	1,779	20,242
MassMutual Premier High Yield Fund, Class S (a)	4,865	45,001
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,858	20,477
MassMutual Premier International Bond Fund, Class S (a)	2,737	29,474
MassMutual Premier International Equity Fund, Class S (a)	2,423	32,832
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,296	12,206
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,605	17,506
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	3,582	61,261
MassMutual Premier Value Fund, Class S (a)	456	5,949
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	3,816	23,925
MassMutual Select Blue Chip Growth Fund, Class S (a)	2,888	27,468
MassMutual Select Core Opportunities Fund, Class S (a)	1,785	15,117
MassMutual Select Diversified International Fund, Class S (a)	6,855	46,817
MassMutual Select Diversified Value Fund, Class S (a)	3,241	26,449
MassMutual Select Focused Value Fund, Class S (a)	1,034	16,121
MassMutual Select Fundamental Value Fund, Class S (a)	4,718	44,346
MassMutual Select Large Cap Growth Fund, Class S (a)	4,409	36,554
MassMutual Select Large Cap Value Fund, Class S (a)	1,400	13,542
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,741	16,240
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	2,240	31,001
MassMutual Select Mid-Cap Value Fund, Class S (a)	4,514	41,036
MassMutual Select Overseas Fund, Class S (a)	15,181	103,536
MassMutual Select PIMCO Total Return Fund, Class S (a) (b)	1,511	15,764
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,311	20,199
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,780	14,471
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,074	17,544
MassMutual Select Small Company Value Fund, Class S (a)	1,802	21,718
MassMutual Select Strategic Bond Fund, Class S (a)	805	8,120
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	10,723	35,492
Oppenheimer Real Estate Fund, Class Y (a)	2,591	45,550
		1,058,106
TOTAL MUTUAL FUNDS (Cost $1,045,031)		1,058,106
TOTAL LONG-TERM INVESTMENTS (Cost $1,045,031)		1,058,106
TOTAL INVESTMENTS – 101.4% (Cost $1,045,031) (c)		1,058,106
Other Assets/ (Liabilities) – (1.4)%		(14,336)
NET ASSETS – 100.0%		$1,043,770

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	415,099	$4,014,004
MassMutual Premier Core Bond Fund, Class S (a)	428,359	5,054,635
MassMutual Premier Discovery Value Fund, Class S (a)	3,610	32,675
MassMutual Premier Diversified Bond Fund, Class S (a)	28,739	317,851
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,785,550	15,195,031
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,681,150	15,533,831
MassMutual Premier Focused International Fund, Class S (a)	393,608	4,479,259
MassMutual Premier High Yield Fund, Class S (a)	923,861	8,545,713
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	541,783	5,970,446
MassMutual Premier International Bond Fund, Class S (a)	526,648	5,672,000
MassMutual Premier International Equity Fund, Class S (a)	819,558	11,105,012
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,033,279	9,733,489
MassMutual Premier Short-Duration Bond Fund, Class S (a)	447,586	4,883,167
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	1,017,683	17,402,375
MassMutual Premier Value Fund, Class S (a)	134,682	1,757,605
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	1,518,254	9,519,451
MassMutual Select Blue Chip Growth Fund, Class S (a)	1,016,822	9,669,975
MassMutual Select Core Opportunities Fund, Class S (a)	506,011	4,285,912
MassMutual Select Diversified International Fund, Class S (a)	1,846,493	12,611,549
MassMutual Select Diversified Value Fund, Class S (a)	1,396,663	11,396,771
MassMutual Select Focused Value Fund, Class S (a)	292,462	4,559,479
MassMutual Select Fundamental Value Fund, Class S (a)	1,930,625	18,147,871
MassMutual Select Large Cap Growth Fund, Class S (a)	1,703,254	14,119,976
MassMutual Select Large Cap Value Fund, Class S (a)	502,743	4,861,528
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	594,658	5,548,161
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	573,226	7,933,451
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,303,960	11,853,001
MassMutual Select Overseas Fund, Class S (a)	4,108,124	28,017,406
MassMutual Select PIMCO Total Return Fund, Class S (a) (b)	265,885	2,773,185
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	273,479	4,214,311
MassMutual Select Small Cap Value Equity Fund, Class S (a)	550,195	4,473,082
MassMutual Select Small Company Growth Fund, Class S (a) (b)	363,519	3,075,371
MassMutual Select Small Company Value Fund, Class S (a)	389,974	4,699,182
MassMutual Select Strategic Bond Fund, Class S (a)	107,554	1,085,221
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	2,841,624	9,405,777
Oppenheimer Real Estate Fund, Class Y (a)	691,648	12,159,174
		294,106,927
TOTAL MUTUAL FUNDS (Cost $271,998,006)		294,106,927
TOTAL LONG-TERM INVESTMENTS (Cost $271,998,006)		294,106,927
TOTAL INVESTMENTS – 100.1% (Cost $271,998,006) (c)		294,106,927
Other Assets/ (Liabilities) – (0.1)%		(162,022)
NET ASSETS – 100.0%		$293,944,905

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2035 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 101.4%
Diversified Financial – 101.4%
MassMutual Premier Capital Appreciation Fund, Class S (a)	597	$5,776
MassMutual Premier Core Bond Fund, Class S (a)	1,793	21,154
MassMutual Premier Discovery Value Fund, Class S (a)	6	51
MassMutual Premier Diversified Bond Fund, Class S (a)	723	7,996
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	7,507	63,881
MassMutual Premier Enhanced Index Value Fund, Class S (a)	6,778	62,630
MassMutual Premier Focused International Fund, Class S (a)	1,960	22,309
MassMutual Premier High Yield Fund, Class S (a)	1,879	17,376
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	888	9,790
MassMutual Premier International Bond Fund, Class S (a)	2,463	26,523
MassMutual Premier International Equity Fund, Class S (a)	2,563	34,725
MassMutual Premier Main Street Small Cap Fund, Class S (a)	844	7,948
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,711	18,666
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	3,763	64,346
MassMutual Premier Value Fund, Class S (a)	538	7,016
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	4,724	29,619
MassMutual Select Blue Chip Growth Fund, Class S (a)	3,580	34,049
MassMutual Select Core Opportunities Fund, Class S (a)	1,648	13,961
MassMutual Select Diversified International Fund, Class S (a)	7,562	51,650
MassMutual Select Diversified Value Fund, Class S (a)	4,010	32,725
MassMutual Select Focused Value Fund, Class S (a)	1,027	16,018
MassMutual Select Fundamental Value Fund, Class S (a)	5,838	54,875
MassMutual Select Large Cap Growth Fund, Class S (a)	5,464	45,300
MassMutual Select Large Cap Value Fund, Class S (a)	1,733	16,758
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,685	15,720
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	2,173	30,073
MassMutual Select Mid-Cap Value Fund, Class S (a)	4,476	40,688
MassMutual Select Overseas Fund, Class S (a)	17,560	119,757
MassMutual Select PIMCO Total Return Fund, Class S (a) (b)	1,061	11,066
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,413	21,776
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,915	15,568
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,224	18,817
MassMutual Select Small Company Value Fund, Class S (a)	1,937	23,340
MassMutual Select Strategic Bond Fund, Class S (a)	637	6,429
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	10,744	35,561
Oppenheimer Real Estate Fund, Class Y (a)	2,589	45,513
		1,049,450
TOTAL MUTUAL FUNDS (Cost $1,039,767)		1,049,450
TOTAL LONG-TERM INVESTMENTS (Cost $1,039,767)		1,049,450
TOTAL INVESTMENTS – 101.4% (Cost $1,039,767) (c)		1,049,450
Other Assets/ (Liabilities) – (1.4)%		(14,343)
NET ASSETS – 100.0%		$1,035,107

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	287,865	$2,783,656
MassMutual Premier Core Bond Fund, Class S (a)	250,376	2,954,436
MassMutual Premier Discovery Value Fund, Class S (a)	2,208	19,983
MassMutual Premier Diversified Bond Fund, Class S (a)	31,929	353,135
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,121,042	9,540,070
MassMutual Premier Enhanced Index Value Fund, Class S (a)	992,366	9,169,465
MassMutual Premier Focused International Fund, Class S (a)	244,492	2,782,317
MassMutual Premier High Yield Fund, Class S (a)	219,006	2,025,803
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	129,044	1,422,059
MassMutual Premier International Bond Fund, Class S (a)	270,885	2,917,433
MassMutual Premier International Equity Fund, Class S (a)	528,579	7,162,247
MassMutual Premier Main Street Small Cap Fund, Class S (a)	552,173	5,201,473
MassMutual Premier Short-Duration Bond Fund, Class S (a)	191,112	2,085,036
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	646,194	11,049,920
MassMutual Premier Value Fund, Class S (a)	84,676	1,105,028
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	1,005,332	6,303,432
MassMutual Select Blue Chip Growth Fund, Class S (a)	637,539	6,062,992
MassMutual Select Core Opportunities Fund, Class S (a)	303,301	2,568,959
MassMutual Select Diversified International Fund, Class S (a)	1,127,006	7,697,450
MassMutual Select Diversified Value Fund, Class S (a)	864,313	7,052,792
MassMutual Select Focused Value Fund, Class S (a)	171,873	2,679,498
MassMutual Select Fundamental Value Fund, Class S (a)	1,211,360	11,386,781
MassMutual Select Large Cap Growth Fund, Class S (a)	1,005,601	8,336,429
MassMutual Select Large Cap Value Fund, Class S (a)	341,727	3,304,499
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	368,571	3,438,771
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	361,235	4,999,493
MassMutual Select Mid-Cap Value Fund, Class S (a)	809,235	7,355,947
MassMutual Select Overseas Fund, Class S (a)	2,726,423	18,594,205
MassMutual Select PIMCO Total Return Fund, Class S (a) (b)	109,290	1,139,895
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	160,881	2,479,183
MassMutual Select Small Cap Value Equity Fund, Class S (a)	300,247	2,441,012
MassMutual Select Small Company Growth Fund, Class S (a) (b)	243,303	2,058,345
MassMutual Select Small Company Value Fund, Class S (a)	253,382	3,053,247
MassMutual Select Strategic Bond Fund, Class S (a)	38,741	390,898
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	1,822,848	6,033,627
Oppenheimer Real Estate Fund, Class Y (a)	426,530	7,498,397
		175,447,913
TOTAL MUTUAL FUNDS (Cost $157,640,974)		175,447,913
TOTAL LONG-TERM INVESTMENTS (Cost $157,640,974)		175,447,913
TOTAL INVESTMENTS – 100.1% (Cost $157,640,974) (c)		175,447,913
Other Assets/ (Liabilities) – (0.1)%		(102,842)
NET ASSETS – 100.0%		$175,345,071

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2045 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 101.4%
Diversified Financial – 101.4%
MassMutual Premier Capital Appreciation Fund, Class S (a)	628	$6,069
MassMutual Premier Core Bond Fund, Class S (a)	627	7,396
MassMutual Premier Discovery Value Fund, Class S (a)	17	150
MassMutual Premier Diversified Bond Fund, Class S (a)	95	1,050
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	6,781	57,704
MassMutual Premier Enhanced Index Value Fund, Class S (a)	6,123	56,579
MassMutual Premier Focused International Fund, Class S (a)	1,859	21,153
MassMutual Premier High Yield Fund, Class S (a)	1,016	9,394
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	599	6,600
MassMutual Premier International Bond Fund, Class S (a)	1,968	21,190
MassMutual Premier International Equity Fund, Class S (a)	2,786	37,754
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,915	18,041
MassMutual Premier Short-Duration Bond Fund, Class S (a)	522	5,695
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	3,953	67,592
MassMutual Premier Value Fund, Class S (a)	642	8,379
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	5,092	31,924
MassMutual Select Blue Chip Growth Fund, Class S (a)	3,865	36,757
MassMutual Select Core Opportunities Fund, Class S (a)	1,616	13,686
MassMutual Select Diversified International Fund, Class S (a)	7,847	53,592
MassMutual Select Diversified Value Fund, Class S (a)	4,319	35,246
MassMutual Select Focused Value Fund, Class S (a)	1,009	15,735
MassMutual Select Fundamental Value Fund, Class S (a)	6,288	59,106
MassMutual Select Large Cap Growth Fund, Class S (a)	5,896	48,881
MassMutual Select Large Cap Value Fund, Class S (a)	1,867	18,050
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	1,885	17,588
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	2,440	33,773
MassMutual Select Mid-Cap Value Fund, Class S (a)	5,092	46,290
MassMutual Select Overseas Fund, Class S (a)	17,397	118,645
MassMutual Select PIMCO Total Return Fund, Class S (a) (b)	303	3,165
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	1,471	22,673
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,938	15,760
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,297	19,432
MassMutual Select Small Company Value Fund, Class S (a)	1,958	23,588
MassMutual Select Strategic Bond Fund, Class S (a)	159	1,604
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	11,194	37,051
Oppenheimer Real Estate Fund, Class Y (a)	3,008	52,875
		1,030,167
TOTAL MUTUAL FUNDS (Cost $1,023,038)		1,030,167
TOTAL LONG-TERM INVESTMENTS (Cost $1,023,038)		1,030,167
TOTAL INVESTMENTS – 101.4% (Cost $1,023,038) (c)		1,030,167
Other Assets/ (Liabilities) – (1.4)%		(14,481)
NET ASSETS – 100.0%		$1,015,686

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	32,875	$317,905
MassMutual Premier Core Bond Fund, Class S (a)	11,480	135,460
MassMutual Premier Discovery Value Fund, Class S (a)	382	3,460
MassMutual Premier Diversified Bond Fund, Class S (a)	1,899	21,006
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	145,674	1,239,684
MassMutual Premier Enhanced Index Value Fund, Class S (a)	128,443	1,186,814
MassMutual Premier Focused International Fund, Class S (a)	32,110	365,413
MassMutual Premier High Yield Fund, Class S (a)	19,125	176,904
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	9,932	109,453
MassMutual Premier International Bond Fund, Class S (a)	35,127	378,315
MassMutual Premier International Equity Fund, Class S (a)	65,396	886,117
MassMutual Premier Main Street Small Cap Fund, Class S (a)	70,990	668,728
MassMutual Premier Short-Duration Bond Fund, Class S (a)	16,538	180,429
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	77,627	1,327,429
MassMutual Premier Value Fund, Class S (a)	11,301	147,472
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	115,877	726,551
MassMutual Select Blue Chip Growth Fund, Class S (a)	83,443	793,540
MassMutual Select Core Opportunities Fund, Class S (a)	36,736	311,153
MassMutual Select Diversified International Fund, Class S (a)	141,775	968,325
MassMutual Select Diversified Value Fund, Class S (a)	103,514	844,676
MassMutual Select Focused Value Fund, Class S (a)	20,829	324,716
MassMutual Select Fundamental Value Fund, Class S (a)	145,367	1,366,446
MassMutual Select Large Cap Growth Fund, Class S (a)	119,054	986,956
MassMutual Select Large Cap Value Fund, Class S (a)	41,047	396,926
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	44,652	416,601
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	43,643	604,016
MassMutual Select Mid-Cap Value Fund, Class S (a)	99,196	901,694
MassMutual Select Overseas Fund, Class S (a)	347,650	2,370,971
MassMutual Select PIMCO Total Return Fund, Class S (a) (b)	6,516	67,960
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	18,458	284,435
MassMutual Select Small Cap Value Equity Fund, Class S (a)	38,062	309,443
MassMutual Select Small Company Growth Fund, Class S (a) (b)	42,888	362,835
MassMutual Select Small Company Value Fund, Class S (a)	33,352	401,892
MassMutual Select Strategic Bond Fund, Class S (a)	2,707	27,315
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	214,849	711,150
Oppenheimer Real Estate Fund, Class Y (a)	46,460	816,773
		21,138,963
TOTAL MUTUAL FUNDS (Cost $18,292,468)		21,138,963
TOTAL LONG-TERM INVESTMENTS (Cost $18,292,468)		21,138,963
TOTAL INVESTMENTS – 100.1% (Cost $18,292,468) (c)		21,138,963
Other Assets/ (Liabilities) – (0.1)%		(30,010)
NET ASSETS – 100.0%		$21,108,953

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Select PIMCO Total Return Fund ("PIMCO Total Return Fund"), MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Global Allocation Fund ("Global Allocation Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Core Opportunities Fund ("Core Opportunities Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select NASDAQ-100® Fund ("NASDAQ-100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Mid-Cap Value Fund ("Mid-Cap Value Fund"), MassMutual Select Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Diversified International Fund ("Diversified International Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2015 Fund ("Destination Retirement 2015 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2025 Fund ("Destination Retirement 2025 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund"), MassMutual Select Destination Retirement 2035 Fund ("Destination Retirement 2035 Fund"), MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund"), MassMutual Select Destination Retirement 2045 Fund ("Destination Retirement 2045 Fund"), and MassMutual Select Destination Retirement 2050 Fund ("Destination Retirement 2050 Fund").

The PIMCO Total Return Fund commenced operations on July 6, 2010. The Global Allocation Fund commenced operations on December 1, 2009. The Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund, and Destination Retirement 2045 Fund commenced operations on April 1, 2010.

Each Fund has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. Additionally, the PIMCO Total Return Fund and Indexed Equity Fund have a sixth class of shares: Class Z. Class N shares of the Global Allocation Fund, Destination Retirement 2015 Fund, Destination Retirement 2025 Fund, Destination Retirement 2035 Fund, and Destination Retirement 2045 Fund are not currently available. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management

Notes to Portfolio of Investments (Unaudited) (Continued)

to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable

Notes to Portfolio of Investments (Unaudited) (Continued)

inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments (Unaudited) (Continued)

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Diversified Value Fund, Value Equity Fund, Indexed Equity Fund, Large Cap Growth Fund, Aggressive Growth Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Mid Cap Growth Equity II Fund, and Small Company Growth Fund had all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2010. The Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2015 Fund, Destination Retirement 2020 Fund, Destination Retirement 2025 Fund, Destination Retirement 2030 Fund, Destination Retirement 2035 Fund, Destination Retirement 2040 Fund, Destination Retirement 2045 Fund, and Destination Retirement 2050 Fund had all investments at Level 1, as of September 30, 2010. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level as of September 30, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Equities
Preferred Stock
Utilities	$22,824,000	$-	$-	$22,824,000
Total Preferred Stock	22,824,000	-	-	22,824,000
Total Equities	22,824,000	-	-	22,824,000
Bonds & Notes
Total Corporate Debt	-	543,178,424	299,706	543,478,130
Total Municipal Obligations	-	21,514,866	-	21,514,866
Non-U.S. Government Agency Obligations
Commercial MBS	-	73,192,192	-	73,192,192
WL Collateral CMO	-	24,900,855	3,938,698	28,839,553
Total Non-U.S. Government Agency Obligations	-	98,093,047	3,938,698	102,031,745
Total Sovereign Debt Obligations	-	18,615,333	-	18,615,333
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	474,422,308	-	474,422,308
Total U.S. Government Agency Obligations and Instrumentalities	-	474,422,308	-	474,422,308
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	338,627,510	-	338,627,510
Total U.S. Treasury Obligations	-	338,627,510	-	338,627,510
Total Bonds & Notes	-	1,494,451,488	4,238,404	1,498,689,892
Total Long-Term Investments	22,824,000	1,494,451,488	4,238,404	1,521,513,892
Total Short-Term Investments	-	168,615,658	-	168,615,658
Total Investments	$22,824,000	$1,663,067,146	$4,238,404	$1,690,129,550
Strategic Bond Fund
Equities
Common Stock
Energy	$-	$5,696	$-	$5,696
Total Common Stock	-	5,696	-	5,696

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
Convertible Preferred Stock
Consumer, Cyclical	$-	$51,347	$-	$51,347
Total Convertible Preferred Stock	-	51,347	-	51,347
Preferred Stock
Consumer, Cyclical	-	38,000	-	38,000
Financial	466,093	-	-	466,093
Government	-	31,896	-	31,896
Total Preferred Stock	466,093	69,896	-	535,989
Total Equities	466,093	126,939	-	593,032
Bonds & Notes
Total Corporate Debt	-	74,537,539	787,684	75,325,223
Total Municipal Obligations	-	1,424,694	-	1,424,694
Non-U.S. Government Agency Obligations
Automobile ABS	-	558,187	-	558,187
Commercial MBS	-	3,826,212	-	3,826,212
Home Equity ABS	-	4,529,362	-	4,529,362
Manufactured Housing ABS	-	3,032,219	-	3,032,219
Student Loans ABS	-	2,674,870	-	2,674,870
WL Collateral CMO	-	14,506,674	-	14,506,674
Total Non-U.S. Government Agency Obligations	-	29,127,524	-	29,127,524
Total Sovereign Debt Obligations	-	1,218,504	-	1,218,504
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	72,218,326	-	72,218,326
Total U.S. Government Agency Obligations and Instrumentalities	-	72,218,326	-	72,218,326
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	43,109,069	-	43,109,069
Total U.S. Treasury Obligations	-	43,109,069	-	43,109,069
Total Bonds & Notes	-	221,635,656	787,684	222,423,340
Total Long-Term Investments	466,093	221,762,595	787,684	223,016,372
Total Short-Term Investments	-	6,297,912	-	6,297,912
Total Investments	$466,093	$228,060,507	$787,684	$229,314,284

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Balanced Fund
Equities
Common Stock
Basic Materials	$1,747,624	$930,257	$-	$2,677,881
Communications	4,381,213	1,216,940	-	5,598,153
Consumer, Cyclical	2,695,747	1,756,163	-	4,451,910
Consumer, Non-cyclical	6,565,527	1,907,494	-	8,473,021
Diversified	-	204,769	-	204,769
Energy	3,639,328	1,198,399	-	4,837,727
Financial	4,265,194	3,308,757	-	7,573,951
Industrial	2,447,900	2,060,979	-	4,508,879
Technology	4,801,007	531,540	-	5,332,547
Utilities	1,170,597	909,983	-	2,080,580
Total Common Stock	31,714,137	14,025,281	-	45,739,418
Preferred Stock
Consumer, Cyclical	-	219,127	-	219,127
Financial	61,913	-	-	61,913
Government	-	8,217	-	8,217
Total Preferred Stock	61,913	227,344	-	289,257
Total Equities	31,776,050	14,252,625	-	46,028,675
Bonds & Notes
Total Corporate Debt	-	8,156,939	227,102	8,384,041
Total Municipal Obligations	-	46,396	-	46,396
Non-U.S. Government Agency Obligations
Automobile ABS	-	170,772	-	170,772
Commercial MBS	-	92,528	20,668	113,196
Student Loans ABS	-	1,823	-	1,823
WL Collateral CMO	-	335,573	-	335,573
Total Non-U.S. Government Agency Obligations	-	600,696	20,668	621,364
Total Sovereign Debt Obligations	-	75,325	-	75,325
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	6,034,398	-	6,034,398
Total U.S. Government Agency Obligations and Instrumentalities	-	6,034,398	-	6,034,398
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	6,073,339	-	6,073,339
Total U.S. Treasury Obligations	-	6,073,339	-	6,073,339

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Balanced Fund (Continued)
Total Bonds & Notes	$-	$20,987,093	$247,770	$21,234,863
Rights
Consumer, Non-cyclical	-	4,178	-	4,178
Total Rights	-	4,178	-	4,178
Total Long-Term Investments	31,776,050	35,243,896	247,770	67,267,716
Total Short-Term Investments	-	4,900,868	-	4,900,868
Total Investments	$31,776,050	$40,144,764	$247,770	$72,168,584
Global Allocation Fund
Equities
Common Stock
Basic Materials	$20,219,856	$8,936,705	$-	$29,156,561
Communications	23,333,837	12,198,162	-	35,531,999
Consumer, Cyclical	4,155,199	11,881,109	-	16,036,308
Consumer, Non-cyclical	35,520,390	13,187,528	-	48,707,918
Diversified	-	2,573,125	-	2,573,125
Energy	30,408,895	6,114,485	-	36,523,380
Financial	23,971,281	21,367,547	-	45,338,828
Industrial	14,909,642	10,194,872	-	25,104,514
Technology	21,903,338	4,330,632	-	26,233,970
Utilities	4,593,768	5,997,427	-	10,591,195
Total Common Stock	179,016,206	96,781,592	-	275,797,798
Convertible Preferred Stock
Consumer, Non-cyclical	614,350	97,900	-	712,250
Energy	324,800	826,598	-	1,151,398
Financial	288,283	-	-	288,283
Total Convertible Preferred Stock	1,227,433	924,498	-	2,151,931
Preferred Stock
Basic Materials	-	946,541	-	946,541
Communications	-	259,127	-	259,127
Consumer, Cyclical	-	578,630	-	578,630
Consumer, Non-cyclical	-	836,263	-	836,263
Financial	533,025	515,055	-	1,048,080
Industrial	-	251,025	-	251,025
Total Preferred Stock	533,025	3,386,641	-	3,919,666
Total Equities	180,776,664	101,092,731	-	281,869,395
Bonds & Notes
Total Corporate Debt	-	60,228,889	2,465,280	62,694,169
Total Floating Rate Loan Interest	-	924,695	-	924,695

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Global Allocation Fund (Continued)
Non-U.S. Government Agency Obligations
Student Loans ABS	$-	$30,000	$-	$30,000
Total Non-U.S. Government Agency Obligations	-	30,000	-	30,000
Total Sovereign Debt Obligations	-	37,728,329	-	37,728,329
Total Structured Notes	-	40,669	-	40,669
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	46,774,356	-	46,774,356
Total U.S. Treasury Obligations	-	46,774,356	-	46,774,356
Total Bonds & Notes	-	145,726,938	2,465,280	148,192,218
Total Mutual Funds	18,856,464	154,762	-	19,011,226
Warrants
Basic Materials	20,487	-	-	20,487
Consumer, Cyclical	192,063	-	-	192,063
Diversified Financial	146,083	-	-	146,083
Total Warrants	358,633	-	-	358,633
Purchased Options
Industrial	2,240	-	-	2,240
Technology	17,450	-	-	17,450
Total Purchased Options	19,690	-	-	19,690
Structured Options (Over the Counter Traded)
Financial	-	62,740	-	62,740
Total Structured Options (Over the Counter Traded)	-	62,740	-	62,740
Total Long-Term Investments	200,011,451	247,037,171	2,465,280	449,513,902
Total Short-Term Investments	-	55,055,510	-	55,055,510
Total Investments	$200,011,451	$302,092,681	$2,465,280	$504,569,412
Fundamental Value Fund
Equities
Common Stock
Basic Materials	$44,505,530	$-	$-	$44,505,530
Communications	76,806,356	-	-	76,806,356
Consumer, Cyclical	88,687,959	-	-	88,687,959
Consumer, Non-cyclical	191,851,792	-	-	191,851,792
Energy	127,246,041	-	-	127,246,041
Financial	220,403,432	-	-	220,403,432

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Fundamental Value Fund (Continued)
Industrial	$122,265,814	$5,085,100	$-	$127,350,914
Technology	67,436,250	-	-	67,436,250
Utilities	35,543,422	-	-	35,543,422
Total Common Stock	974,746,596	5,085,100	-	979,831,696
Total Equities	974,746,596	5,085,100	-	979,831,696
Total Long-Term Investments	974,746,596	5,085,100	-	979,831,696
Total Short-Term Investments	-	14,306,516	-	14,306,516
Total Investments	$974,746,596	$19,391,616	$-	$994,138,212
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$15,074,024	$7,724,273	$-	$22,798,297
Communications	16,972,096	-	-	16,972,096
Consumer, Cyclical	80,777,685	1,466,523	-	82,244,208
Consumer, Non-cyclical	123,576,985	17,046,656	-	140,623,641
Diversified	-	7,917,411	-	7,917,411
Energy	87,130,928	11,632,318	-	98,763,246
Financial	148,126,749	24,805,684	-	172,932,433
Industrial	33,962,810	8,204,546	-	42,167,356
Technology	34,640,642	-	-	34,640,642
Total Common Stock	540,261,919	78,797,411	-	619,059,330
Total Equities	540,261,919	78,797,411	-	619,059,330
Bonds & Notes
Total Corporate Debt	-	5,300,560	1,804,500	7,105,060
Total Bonds & Notes	-	5,300,560	1,804,500	7,105,060
Total Long-Term Investments	540,261,919	84,097,971	1,804,500	626,164,390
Total Short-Term Investments	-	23,711,815	-	23,711,815
Total Investments	$540,261,919	$107,809,786	$1,804,500	$649,876,205
Core Opportunities Fund
Equities
Common Stock
Basic Materials	$1,565,357	$-	$-	$1,565,357
Communications	9,433,580	-	-	9,433,580
Consumer, Cyclical	7,789,885	-	-	7,789,885
Consumer, Non-cyclical	11,996,612	733,327	-	12,729,939
Energy	8,066,577	-	-	8,066,577
Financial	10,015,241	-	-	10,015,241
Industrial	6,130,022	-	-	6,130,022
Technology	7,222,660	-	-	7,222,660

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Core Opportunities Fund (Continued)
Utilities	$1,748,575	$-	$-	$1,748,575
Total Common Stock	63,968,509	733,327	-	64,701,836
Total Equities	63,968,509	733,327	-	64,701,836
Total Mutual Funds	272,747	-	-	272,747
Total Long-Term Investments	64,241,256	733,327	-	64,974,583
Total Short-Term Investments	-	1,064,777	-	1,064,777
Total Investments	$64,241,256	$1,798,104	$-	$66,039,360
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$12,961,244	$-	$-	$12,961,244
Communications	112,004,296	6,165,814	-	118,170,110
Consumer, Cyclical	68,800,383	229,478	-	69,029,861
Consumer, Non-cyclical	56,813,581	-	-	56,813,581
Energy	29,407,572	-	-	29,407,572
Financial	55,006,086	780,899	-	55,786,985
Industrial	58,653,573	-	-	58,653,573
Technology	69,380,015	-	-	69,380,015
Total Common Stock	463,026,750	7,176,191	-	470,202,941
Total Equities	463,026,750	7,176,191	-	470,202,941
Total Mutual Funds	1,598	-	-	1,598
Total Long-Term Investments	463,028,348	7,176,191	-	470,204,539
Total Short-Term Investments	-	4,485,869	-	4,485,869
Total Investments	$463,028,348	$11,662,060	$-	$474,690,408
Small Company Value Fund
Equities
Common Stock
Basic Materials	$33,172,487	$-	$-	$33,172,487
Communications	22,120,987	-	-	22,120,987
Consumer, Cyclical	59,022,557	-	-	59,022,557
Consumer, Non-cyclical	54,984,715	-	-	54,984,715
Energy	41,811,636	-	-	41,811,636
Financial	123,601,773	-	-	123,601,773
Industrial	102,604,582	-	-	102,604,582
Technology	20,527,741	-	-	20,527,741
Utilities	24,497,522	-	-	24,497,522
Total Common Stock	482,344,000	-	-	482,344,000
Convertible Preferred Stock
Energy	47,838	-	-	47,838
Financial	-	2,896,468	-	2,896,468

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Small Company Value Fund (Continued)
Total Convertible Preferred Stock	$47,838	$2,896,468	$-	$2,944,306
Total Equities	482,391,838	2,896,468	-	485,288,306
Total Mutual Funds	2,623,954	794,251	-	3,418,205
Total Long-Term Investments	485,015,792	3,690,719	-	488,706,511
Total Short-Term Investments	-	15,820,401	-	15,820,401
Total Investments	$485,015,792	$19,511,120	$-	$504,526,912
Mid Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$1,465,560	$-	$-	$1,465,560
Communications	7,308,454	-	-	7,308,454
Consumer, Cyclical	11,898,549	480,702	-	12,379,251
Consumer, Non-cyclical	12,946,108	1,045,301	-	13,991,409
Energy	2,042,261	109,035	-	2,151,296
Financial	3,174,150	193,972	-	3,368,122
Industrial	6,231,544	668,120	-	6,899,664
Technology	11,422,194	-	-	11,422,194
Total Common Stock	56,488,820	2,497,130	-	58,985,950
Total Equities	56,488,820	2,497,130	-	58,985,950
Total Long-Term Investments	56,488,820	2,497,130	-	58,985,950
Total Short-Term Investments	-	1,908,498	-	1,908,498
Total Investments	$56,488,820	$4,405,628	$-	$60,894,448
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$4,686,869	$-	$-	$4,686,869
Communications	68,521,385	518,411	-	69,039,796
Consumer, Cyclical	145,465,879	1,656,371	-	147,122,250
Consumer, Non-cyclical	173,527,029	4,728,901	-	178,255,930
Energy	39,405,124	-	-	39,405,124
Financial	52,903,036	-	-	52,903,036
Industrial	113,850,021	-	-	113,850,021
Technology	118,632,813	1,171,029	-	119,803,842
Utilities	4,252,440	-	-	4,252,440
Total Common Stock	721,244,596	8,074,712	-	729,319,308
Total Equities	721,244,596	8,074,712	-	729,319,308
Total Mutual Funds	2,944,121	-	-	2,944,121
Total Long-Term Investments	724,188,717	8,074,712	-	732,263,429

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund (Continued)
Total Short-Term Investments	$-	$11,930,403	$-	$11,930,403
Total Investments	$724,188,717	$20,005,115	$-	$744,193,832
Diversified International Fund
Equities
Common Stock
Basic Materials	$2,193,475	$15,034,682	$-	$17,228,157
Communications	-	11,428,241	-	11,428,241
Consumer, Cyclical	-	16,290,177	-	16,290,177
Consumer, Non-cyclical	-	14,714,526	-	14,714,526
Diversified	-	2,150,927	-	2,150,927
Energy	3,822,939	14,612,713	-	18,435,652
Financial	1,343,422	32,446,264	-	33,789,686
Industrial	-	7,329,363	-	7,329,363
Technology	-	5,036,378	-	5,036,378
Utilities	-	4,281,363	-	4,281,363
Total Common Stock	7,359,836	123,324,634	-	130,684,470
Preferred Stock
Basic Materials	2,944,275	-	-	2,944,275
Financial	-	469,807	-	469,807
Utilities	-	291,822	-	291,822
Total Preferred Stock	2,944,275	761,629	-	3,705,904
Total Equities	10,304,111	124,086,263	-	134,390,374
Warrants
Diversified Financial	916,811	-	-	916,811
Total Warrants	916,811	-	-	916,811
Total Long-Term Investments	11,220,922	124,086,263	-	135,307,185
Total Short-Term Investments	-	1,629,080	-	1,629,080
Total Investments	$11,220,922	$125,715,343	$-	$136,936,265
Overseas Fund
Equities
Common Stock
Basic Materials	$2,082,591	$54,528,990	$-	$56,611,581
Communications	5,369,145	34,924,037	-	40,293,182
Consumer, Cyclical	3,453,312	55,155,069	-	58,608,381
Consumer, Non-cyclical	1,552,338	125,724,942	-	127,277,280
Diversified	-	11,808,657	-	11,808,657
Energy	3,288,099	26,331,737	-	29,619,836
Financial	6,485,723	104,607,401	-	111,093,124
Industrial	8,793,652	55,015,746	-	63,809,398
Technology	7,907,391	30,722,167	-	38,629,558
Utilities	-	5,768,954	-	5,768,954

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Overseas Fund (Continued)
Total Common Stock	$38,932,251	$504,587,700	$-	$543,519,951
Preferred Stock
Basic Materials	2,419,800	-	-	2,419,800
Financial	-	411,769	-	411,769
Utilities	-	250,895	-	250,895
Total Preferred Stock	2,419,800	662,664	-	3,082,464
Total Equities	41,352,051	505,250,364	-	546,602,415
Warrants
Diversified Financial	1,119,902	-	-	1,119,902
Total Warrants	1,119,902	-	-	1,119,902
Total Long-Term Investments	42,471,953	505,250,364	-	547,722,317
Total Short-Term Investments	-	6,943,525	-	6,943,525
Total Investments	$42,471,953	$512,193,889	$-	$554,665,842

The following is the aggregate value by input level as of September 30, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$1,703,867	$-	$1,703,867
Futures Contracts
Interest Rate Risk	724,700	-	-	724,700
Swap Agreements
Credit Risk	-	515,065	-	515,065
Interest Rate Risk	-	396,681	-	396,681
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	12,419	-	12,419
Futures Contracts
Interest Rate Risk	16,423	-	-	16,423
Swap Agreements
Credit Risk	-	84,156	-	84,156
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	159,753	-	159,753
Futures Contracts
Interest Rate Risk	1,001	-	-	1,001

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	$-	$206,294	$-	$206,294
Swap Agreements
Equity Risk	-	180,895	-	180,895
Indexed Equity Fund
Futures Contracts
Equity Risk	1,208,666	-	-	1,208,666
NASDAQ-100 Fund
Futures Contracts
Equity Risk	8,831	-	-	8,831
Mid Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	18,443	-	18,443
Small Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	20,289	-	20,289
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	2,645,742	-	2,645,742
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	2,171,361	-	2,171,361
Futures Contracts
Equity Risk	5,171	-	-	5,171

Liabilities Valuation Inputs

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(3,209,968)	$-	$(3,209,968)
Swap Agreements
Credit Risk	-	(89,046)	-	(89,046)
Written Options
Interest Rate Risk	(700,800)	-	-	(700,800)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	$-	$(232,851)	$-	$(232,851)
Futures Contracts
Interest Rate Risk	(109,483)	-	-	(109,483)
Swap Agreements
Credit Risk	-	(96,604)	-	(96,604)
Interest Rate Risk	-	(630,650)	-	(630,650)
Written Options
Interest Rate Risk	(49,375)	-	-	(49,375)
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	(114,068)	-	(114,068)
Futures Contracts
Interest Rate Risk	(40,009)	-	-	(40,009)
Swap Agreements
Interest Rate Risk	-	(9,348)	-	(9,348)
Written Options
Interest Rate Risk	(6,338)	-	-	(6,338)
Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(966,569)	-	(966,569)
Futures Contracts
Equity Risk	(64,208)	-	-	(64,208)
Written Options
Equity Risk	(200,981)	-	-	(200,981)
Mid Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	(43,077)	-	(43,077)
Small Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	(111,935)	-	(111,935)
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	(2,191,144)	-	(2,191,144)
Futures Contracts
Equity Risk	(28,669)	-	-	(28,669)
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	(3,070,385)	-	(3,070,385)
Futures Contracts
Equity Risk	(5,902)	-	-	(5,902)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *		Transfers Out *
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Strategic Bond Fund	$-	$68,036	$(68,036)	$-
Strategic Balanced Fund	-	7,893	(7,893)	-
Global Allocation Fund	374,862	1,959,553	(1,959,553)	(374,862)
Fundamental Value Fund	-	5,010,174	(5,010,174)	-
Large Cap Value Fund	-	2,877,905	(2,877,905)	-
Core Opportunities Fund	-	522,180	(522,180)	-
Small Company Value Fund	-	723,787	(723,787)	-
Mid Cap Growth Equity Fund	-	223,110	(223,110)	-
Diversified International Fund	-	2,988,195	(2,988,195)	-
Overseas Fund	-	2,873,205	(2,873,205)	-

*The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities transitioning between exchange traded and non-exchange traded.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Transfers out of Level 3*		Balance as of 9/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/10
PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$-	$-	$-	$-	$299,706	$-	$-		$299,706	$-
Non-U.S. Government Agency Obligations
WL Collateral CMO	-	-	-	57,193	3,881,505	-	-		3,938,698	57,193
	$-	$-	$-	$57,193	$4,181,211	$-	$-		$4,238,404	$57,193
Strategic Bond Fund
Long-Term Investments
Equities
Common Stock
Energy	$7,576	$-	$-	$-	$-	$-	$(7,576	)**	$-	$-
Bonds & Notes
Corporate Debt	877,148	-	-	144,394	-	-	(233,858	)***	787,684	144,394
	$884,724	$-	$-	$144,394	$-	$-	$(241,434)		$787,684	$144,394

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*		Transfers out of Level 3*		Balance as of 9/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/10
Strategic Balanced Fund
Long-Term Investments
Equities
Common Stock
Energy	$2,381	$-	$-	$-	$-	$-		$(2,381	)**	$-	$-
Bonds & Notes
Corporate Debt	273,565	-	-	50,978	-	-		(97,441	)***	227,102	50,978
Non-U.S. Government Agency Obligations
Commercial MBS	39,418	-	(11,172)	(7,578)	-	-		-		20,668	(7,578)
	$315,364	$-	$(11,172)	$43,400	$-	$-		$(99,822)		$247,770	$43,400
Global Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$6,947,952	$-	$118,370	$(176,961)	$(3,687,060)	$1,073,760	***	$(1,810,781	)****	$2,465,280	$(192,868)
Non U.S. Government Agency Obligation
Student Loans ABS	2,000	-	-	-	-	-		(2,000	)****	-	-
Sovereign Debt Obligation	1,034,936	-	-	-	-	-		(1,034,936	)****	-	-
Structured Notes	66,306	-	-	-	-	-		(66,306	)****	-	-
Rights
Technology	902	-	-	295	(1,197)	-		-		-	-
	$8,052,096	$-	$118,370	$(176,666)	$(3,688,257)	$1,073,760		$(2,914,023)		$2,465,280	$(192,868)
Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$1,894,725	$(9,938)	$-	$(80,287)	$-	$-		$-		$1,804,500	$(80,287)
Diversified International Fund
Equities
Common Stock
Industrial	$-	$-	$5	$-	$(5)	$-		$-		$-	$-
Overseas Fund
Equities
Common Stock
Industrial	$-	$-	$62	$-	$(62)	$-		$-		$-	$-

*The Fund(s) recognize transfers between the Levels as of the beginning of the year.

**Transfers occurred between Level 2 and Level 3 as a result of securities receiving a price directly from a pricing service rather than being fair valued.

***Transfers occurred between Level 2 and Level 3 as a result of changes in liquidity.

****Transfers occurred between Level 2 and Level 3 as inputs were more observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater

Notes to Portfolio of Investments (Unaudited) (Continued)

than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at September 30, 2010, as follows:

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	Global Allocation Fund	Indexed Equity Fund	NASDAQ- 100 Fund	Mid Cap Growth Equity Fund	Small Cap Growth Equity Fund	Diversified Inter- national Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	X	X	X	X			X	X	X	X
Directional Exposures to Currencies	X			X					X	X
Intention to Create Investment Leverage in Portfolio				X
Futures Contracts**
Hedging/Risk Management	X	X	X	X
Duration/Credit Quality Management	X	X	X	X
Short-term Cash Deployment				X					X	X
Substitution for Cash Investment	X			X	X	X			X	X
Intention to Create Investment Leverage in Portfolio				X
Interest Rate Swaps***
Hedging/Risk Management	X	X	X
Duration Management	X	X	X
Substitution for Cash Investment	X
Total Return Swaps****
Hedging/Risk Management				X
Substitution for Cash Investment				X
Duration/Credit Quality Management				X
Market Access				X
Intention to Create Investment Leverage in Portfolio				X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		X
Income		X
Directional Investment		X

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	Global Allocation Fund	Indexed Equity Fund	NASDAQ- 100 Fund	Mid Cap Growth Equity Fund	Small Cap Growth Equity Fund	Diversified Inter- national Fund	Overseas Fund
Credit Default Swaps (Protection Seller)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X
Income		X
Directional Investment	X	X
Options (Purchased)
Hedging/Risk Management				X
Duration/Credit Quality Management				X
Directional Investment				X
Intention to Create Investment Leverage in Portfolio				X
Options (Sold)
Hedging/Risk Management	X	X	X	X
Duration/Credit Quality Management		X	X	X
Income	X			X
Directional Investment				X
Intention to Create Investment Leverage in Portfolio				X
Rights and Warrants
Hedging/Risk Management				X
Duration/Credit Quality Management				X
Directional Investment				X						X
Intention to Create Investment Leverage in Portfolio				X

*Includes any options, futures contracts, forward contracts, and swap agreements, if applicable.

**Includes any options on futures contracts, if applicable.

***Includes any caps, floors, and collars, and related options, if applicable.

****Includes any index swaps, if applicable.

The Strategic Balanced Fund held rights at September 30, 2010 as a result of corporate actions. The Strategic Bond Fund, Strategic Balanced Fund, and Diversified International Fund held warrants at September 30, 2010 as a result of corporate actions.

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2010, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$1,703,867	$-	$-	$1,703,867
Futures Contracts	724,700	-	-	-	724,700
Swap Agreements	396,681	-	515,065	-	911,746
Total Value	$1,121,381	$1,703,867	$515,065	$-	$3,340,313
Liability Derivatives
Forward Contracts	$-	$(3,209,968)	$-	$-	$(3,209,968)
Swap Agreements	-	-	(89,046)	-	(89,046)
Written Options	(700,800)	-	-	-	(700,800)
Total Value	$(700,800)	$(3,209,968)	$(89,046)	$-	$(3,999,814)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$164,086,982	$-	$-	$164,086,982
Futures Contracts	1,394	-	-	-	1,394
Swap Agreements	$62,400,000	$-	$27,800,000	$-	$90,200,000
Written Options	$106,260,000	$-	$-	$-	$106,260,000

Strategic Bond Fund
Asset Derivatives
Forward Contracts	$-	$12,419	$-	$-	$12,419
Futures Contracts	16,423	-	-	-	16,423
Swap Agreements	-	-	84,156	-	84,156
Total Value	$16,423	$12,419	$84,156	$-	$112,998
Liability Derivatives
Forward Contracts	$-	$(232,851)	$-	$-	$(232,851)
Futures Contracts	(109,483)	-	-	-	(109,483)
Swap Agreements	(630,650)	-	(96,604)	-	(727,254)
Written Options	(49,375)	-	-	-	(49,375)
Total Value	$(789,508)	$(232,851)	$(96,604)	$-	$(1,118,963)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$8,356,446	$-	$-	$8,356,446
Futures Contracts	242	-	-	-	242
Swap Agreements	$6,200,000	$-	$8,129,991	$-	$14,329,991
Warrants	-	-	-	258	258
Written Options	$103,000	$-	$-	$-	$103,000

Strategic Balanced Fund
Asset Derivatives
Forward Contracts	$-	$159,753	$-	$-	$159,753
Futures Contracts	1,001	-	-	-	1,001
Rights	-	-	-	4,178	4,178
Total Value	$1,001	$159,753	$-	$4,178	$164,932

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Strategic Balanced Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(114,068)	$-	$-	$(114,068)
Futures Contracts	(40,009)	-	-	-	(40,009)
Swap Agreements	(9,348)	-	-	-	(9,348)
Written Options	(6,338)	-	-	-	(6,338)
Total Value	$(55,695)	$(114,068)	$-	$-	$(169,763)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$7,626,071	$-	$-	$7,626,071
Futures Contracts	41	-	-	-	41
Swap Agreements	$128,000	$-	$-	$-	$128,000
Written Options	$13,000	$-	$-	$-	$13,000
Rights	-	-	-	1,500	1,500
Warrants	-	-	-	81	81

Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$206,294	$-	$-	$206,294
Swap Agreements	-	-	-	180,895	180,895
Purchased Options	-	-	-	19,690	19,690
Structured Options	-	-	-	62,740	62,740
Warrants	-	-	-	358,633	358,633
Total Value	$-	$206,294	$-	$621,958	$828,252
Liability Derivatives
Forward Contracts	$-	$(966,569)	$-	$-	$(966,569)
Futures Contracts	-	-	-	(64,208)	(64,208)
Written Options	-	-	-	(200,981)	(200,981)
Total Value	$-	$(966,569)	$-	$(265,189)	$(1,231,758)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$39,593,547	$-	$-	$39,593,547
Futures Contracts	-	-	-	77	77
Swap Agreements	$-	$-	$-	$3,975,076	$3,975,076
Warrants	-	-	-	74,679	74,679
Written Options	$-	$-	$-	$71,200	$71,200
Purchased Options	-	-	-	1,900	1,900
Structured Options	-	-	-	32,609	32,609

Indexed Equity Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$1,208,666	$1,208,666
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	158	158

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
NASDAQ-100 Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$8,831	$8,831
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	9	9

Mid Cap Growth Equity Fund
Asset Derivatives
Forward Contracts	$-	$18,443	$-	$-	$18,443
Liability Derivatives
Forward Contracts	$-	$(43,077)	$-	$-	$(43,077)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$876,816	$-	$-	$876,816

Small Cap Growth Equity Fund
Asset Derivatives
Forward Contracts	$-	$20,289	$-	$-	$20,289
Liability Derivatives
Forward Contracts	$-	$(111,935)	$-	$-	$(111,935)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$1,020,601	$-	$-	$1,020,601

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$2,645,742	$-	$-	$2,645,742
Warrants	-	-	-	916,811	916,811
Total Value	$-	$2,645,742	$-	$916,811	$3,562,553
Liability Derivatives
Forward Contracts	$-	$(2,191,144)	$-	$-	$(2,191,144)
Futures Contracts	-	-	-	(28,669)	(28,669)
Total Value	$-	$(2,191,144)	$-	$(28,669)	$(2,219,813)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$85,692,689	$-	$-	$85,692,689
Futures Contracts	-	-	-	34	34
Warrants	-	-	-	63,200	63,200

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$2,171,361	$-	$-	$2,171,361
Futures Contracts	-	-	-	5,171	5,171
Warrants	-	-	-	1,119,902	1,119,902
Total Value	$-	$2,171,361	$-	$1,125,073	$3,296,434

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Overseas Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(3,070,385)	$-	$-	$(3,070,385)
Futures Contracts	-	-	-	(5,902)	(5,902)
Total Value	$-	$(3,070,385)	$-	$(5,902)	$(3,076,287)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$96,899,953	$-	$-	$96,899,953
Futures Contracts	-	-	-	18	18
Warrants	-	-	-	77,200	77,200

† Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at September 30, 2010.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2010, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
Barclays Bank PLC	1,668,000	Australian Dollar	10/29/10	$1,470,792	$1,603,145	$132,353
Barclays Bank PLC	18,831,750	Brazilian Real	10/04/10	10,500,000	11,095,775	595,775
Barclays Bank PLC	28,438,650	Brazilian Real	12/02/10	16,301,892	16,556,479	254,587
Barclays Bank PLC	63,862,000	Indian Rupee	11/12/10	1,400,000	1,411,325	11,325
Barclays Bank PLC	45,660,000	Indian Rupee	01/12/11	1,000,000	999,127	(873)
Barclays Bank PLC	18,011,000,000	Indonesian Rupiah	11/24/10	2,000,000	2,000,722	722
Barclays Bank PLC	49,890,720	Mexican Peso	02/22/11	3,798,031	3,898,312	100,281
Barclays Bank PLC	70,494,500	Philippine Peso	11/15/10	1,600,000	1,599,516	(484)
Barclays Bank PLC	17,890,500	Philippine Peso	06/15/11	400,000	397,634	(2,366)
Barclays Bank PLC	1,333,100	Singapore Dollar	11/12/10	1,000,000	1,012,578	12,578
Barclays Bank PLC	2,976,250	South African Rand	10/28/10	400,000	423,565	23,565
Barclays Bank PLC	4,370,400	South African Rand	01/28/11	600,000	613,160	13,160
Barclays Bank PLC	606,040	Turkish Lira	01/27/11	400,000	409,384	9,384
				40,870,715	42,020,722	1,150,007

BNP Paribas	309,669	Canadian Dollar	10/05/10	300,000	300,784	784

Credit Suisse First Boston	452,730	Turkish Lira	01/27/11	300,000	305,822	5,822

Deutsche Bank AG	103,213	Canadian Dollar	10/05/10	100,000	100,251	251

JP Morgan Chase Bank	847,000	Australian Dollar	10/29/10	800,953	814,067	13,114
JP Morgan Chase Bank	8,221,300	Brazilian Real	10/04/10	4,600,000	4,844,038	244,038
JP Morgan Chase Bank	1,751,000	Canadian Dollar	11/18/10	1,701,168	1,699,059	(2,109)
JP Morgan Chase Bank	901,500,000	Indonesian Rupiah	11/24/10	100,000	100,142	142
JP Morgan Chase Bank	10,153,000,000	Indonesian Rupiah	04/15/11	1,100,000	1,101,270	1,270
JP Morgan Chase Bank	9,440,000,000	Indonesian Rupiah	07/27/11	1,000,000	1,009,128	9,128
JP Morgan Chase Bank	4,343,500	Malaysian Ringgit	02/07/11	1,400,000	1,395,475	(4,525)
JP Morgan Chase Bank	6,347,250	Mexican Peso	02/22/11	500,000	495,955	(4,045)
JP Morgan Chase Bank	17,944,000	Philippine Peso	06/15/11	400,000	398,823	(1,177)
JP Morgan Chase Bank	11,785,440	South African Rand	10/28/10	1,600,000	1,677,244	77,244
JP Morgan Chase Bank	4,370,400	South African Rand	01/28/11	600,000	613,160	13,160
JP Morgan Chase Bank	2,094,760	Turkish Lira	01/27/11	1,400,000	1,415,025	15,025
				15,202,121	15,563,386	361,265

Royal Bank of Scotland PLC	1,385,600	Brazilian Real	10/04/10	800,000	816,403	16,403
Royal Bank of Scotland PLC	10,035,410	Brazilian Real	12/02/10	5,700,000	5,842,438	142,438
Royal Bank of Scotland PLC	926,000	Canadian Dollar	11/18/10	904,535	898,531	(6,004)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (continued)
Royal Bank of Scotland PLC	696,900,000	South Korean Won	11/12/10	$600,000	$610,218	$10,218
				8,004,535	8,167,590	163,055

UBS AG	347,000	Australian Dollar	10/05/10	333,373	334,473	1,100
UBS AG	6,365,000	Canadian Dollar	11/18/10	6,186,128	6,176,189	(9,939)
UBS AG	2,546,400	Mexican Peso	02/22/11	200,000	198,968	(1,032)
				6,719,501	6,709,630	(9,871)
				$71,496,872	$73,168,185	$1,671,313
SELLS
Barclays Bank PLC	28,438,650	Brazilian Real	10/04/10	$16,495,737	$16,756,216	$(260,479)
Barclays Bank PLC	4,091,000	Canadian Dollar	11/18/10	3,884,795	3,969,645	(84,850)
				20,380,532	20,725,861	(345,329)

JP Morgan Chase Bank	347,000	Australian Dollar	10/05/10	334,403	334,473	(70)
JP Morgan Chase Bank	412,882	Canadian Dollar	10/05/10	400,237	401,035	(798)
JP Morgan Chase Bank	728,000	Canadian Dollar	11/18/10	692,002	706,405	(14,403)
JP Morgan Chase Bank	7,258,000	Euro	10/26/10	9,364,627	9,869,233	(504,606)
JP Morgan Chase Bank	22,915,000	Euro	11/23/10	29,135,626	31,153,127	(2,017,501)
				39,926,895	42,464,273	(2,537,378)

UBS AG	2,900,000	Euro	11/23/10	3,907,083	3,942,573	(35,490)
UBS AG	18,215,000	Pound Sterling	12/20/10	28,375,600	28,634,817	(259,217)
				32,282,683	32,577,390	(294,707)
				$92,590,110	$95,767,524	$(3,177,414)
Strategic Bond Fund
BUYS
Goldman Sachs International	92,119,658	Japanese Yen	11/24/10	$1,090,806	$1,103,225	$12,419
SELLS
Citibank N.A.	89,300,000	Japanese Yen	11/24/10	$1,035,050	$1,069,457	$(34,407)
Citibank N.A.	3,398,774	Euro	11/24/10	4,465,837	4,620,630	(154,793)
				5,500,887	5,690,087	(189,200)

Goldman Sachs International	98,001,280	Japanese Yen	11/24/10	1,146,562	1,173,663	(27,101)

UBS AG London	466,893	Euro	11/24/10	618,191	634,741	(16,550)
				$7,265,640	$7,498,491	$(232,851)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund
BUYS
Barclays Bank PLC	57,434	Euro	11/24/10	$73,994	$78,081	$4,087

Citibank N.A.	10,434,758	Japanese Yen	11/24/10	123,617	124,967	1,350
Citibank N.A.	473,159	Norwegian Krone	11/24/10	76,402	80,033	3,631
Citibank N.A.	177,688	Singapore Dollar	11/24/10	131,169	134,975	3,806
Citibank N.A.	2,595,964	Swedish Krona	11/24/10	353,360	383,041	29,681
				684,548	723,016	38,468

Deutsche Bank AG London	785,833	Australian Dollar	11/24/10	699,678	752,844	53,166
Deutsche Bank AG London	514,498	Swiss Franc	11/24/10	494,199	524,801	30,602
				1,193,877	1,277,645	83,768

Goldman Sachs International	126,910	Euro	11/24/10	163,285	172,534	9,249

JP Morgan Chase Bank	306,575	Canadian Dollar	11/24/10	302,557	297,437	(5,120)

Morgan Stanley & Co.	170,843	Euro	11/24/10	230,279	232,261	1,982
Morgan Stanley & Co.	31,224,045	Japanese Yen	11/24/10	365,657	373,939	8,282
				595,936	606,200	10,264

Royal Bank of Canada	99,246	Australian Dollar	11/24/10	91,784	95,079	3,295

State Street Bank London	76,315	Euro	11/24/10	102,782	103,751	969

Westpac Banking Corp.	123,947	Swiss Franc	11/24/10	123,411	126,429	3,018
				$3,332,174	$3,480,172	$147,998
SELLS
Barclays Bank PLC	31,382	Euro	11/24/10	$39,986	$42,664	$(2,678)
Barclays Bank PLC	15,012,522	Japanese Yen	11/24/10	180,000	179,790	210
				219,986	222,454	(2,468)

Citibank N.A.	425,787	Euro	11/24/10	559,465	578,857	(19,392)
Citibank N.A.	11,898,439	Japanese Yen	11/24/10	138,909	142,496	(3,587)
				698,374	721,353	(22,979)

Credit Suisse Securities LLC London	356,652	Canadian Dollar	11/24/10	351,650	346,022	5,628

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Deutsche Bank AG London	176,933	Canadian Dollar	11/24/10	$171,149	$171,659	$(510)

JP Morgan Chase Bank	13,188,280	Japanese Yen	11/24/10	153,233	157,943	(4,710)

Morgan Stanley & Co.	142,566	British Pound	11/24/10	221,601	224,160	(2,559)
Morgan Stanley & Co.	778,988	Euro	11/24/10	1,001,711	1,059,034	(57,323)
Morgan Stanley & Co.	4,628,524	Hong Kong Dollar	11/24/10	595,960	596,550	(590)
				1,819,272	1,879,744	(60,472)

Royal Bank of Canada	75,494	Euro	11/24/10	96,655	102,633	(5,978)
Royal Bank of Canada	6,230,265	Japanese Yen	11/24/10	74,008	74,614	(606)
				170,663	177,247	(6,584)

Royal Bank of Scotland PLC	249,940	Norwegian Krone	11/24/10	42,357	42,276	81

State Street Bank London	2,790,662	Japanese Yen	11/24/10	32,605	33,421	(816)

UBS AG	111,709	British Pound	11/24/10	175,178	175,643	(465)
UBS AG	43,817	Canadian Dollar	11/24/10	42,736	42,511	225
UBS AG	69,537	Euro	11/24/10	92,071	94,536	(2,465)
				309,985	312,690	(2,705)

Westpac Banking Corp.	94,710	British Pound	11/24/10	146,287	148,915	(2,628)
Westpac Banking Corp.	89,696	Euro	11/24/10	117,426	121,942	(4,516)
Westpac Banking Corp.	266,549	Norwegian Krone	11/24/10	45,386	45,085	301
				309,099	315,942	(6,843)
				$4,278,373	$4,380,751	$(102,378)
Cross Currency Forwards
Societe General	16,197	USD/Canadian Dollar	11/24/10	$15,524	$15,714	$190
	9,953	British Pound/Canadian Dollar	11/24/10	15,524	15,649	(125)
						$65
Global Allocation Fund
BUYS
Credit Suisse Securities LLC London	704,507	Canadian Dollar	10/29/10	$685,497	$683,939	$(1,558)

Deutsche Bank AG London	1,204,799	Canadian Dollar	10/29/10	1,173,548	1,169,625	(3,923)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Global Allocation Fund (continued)
Deutsche Bank AG London	186,002,133	Japanese Yen	10/21/10	$2,237,970	$2,226,823	$(11,147)
Deutsche Bank AG London	1,278,905,000	South Korean Won	10/07/10	1,078,881	1,121,467	42,586
				4,490,399	4,517,915	27,516

JP Morgan Chase Bank	2,678,000	Chinese Yuan Renminbi	10/13/10	400,000	400,233	233
JP Morgan Chase Bank	1,204,296	Swiss Franc	10/21/10	1,200,000	1,228,008	28,008
				1,600,000	1,628,241	28,241

UBS AG	389,600	Australian Dollar	10/07/10	363,193	375,445	12,252
UBS AG	78,618,131	Japanese Yen	10/21/10	945,805	941,218	(4,587)
UBS AG	684,030,000	South Korean Won	10/07/10	578,843	599,823	20,980
				1,887,841	1,916,486	28,645
				$8,663,737	$8,746,581	$82,844
SELLS
Barclays Bank PLC	880,812	Euro	10/14/10	$1,118,631	$1,197,813	$(79,182)
Barclays Bank PLC	2,876,341	South African Rand	10/15/10	400,800	410,190	(9,390)
				1,519,431	1,608,003	(88,572)

Credit Suisse Securities LLC London	121,166	British Pound	10/08/10	187,323	190,577	(3,254)
Credit Suisse Securities LLC London	2,032,032	Euro	10/22/10	2,639,609	2,763,186	(123,577)
				2,826,932	2,953,763	(126,831)

Deutsche Bank AG London	10,336	Canadian Dollar	10/07/10	10,035	10,039	(4)
Deutsche Bank AG London	357,994	Euro	10/08/10	458,455	486,858	(28,403)
				468,490	496,897	(28,407)

HSBC Bank PLC	532,285	Euro	10/22/10	691,173	723,809	(32,636)

JP Morgan Chase Bank	1,853,480	Euro	10/08/10	2,374,169	2,520,657	(146,488)
JP Morgan Chase Bank	2,678,000	Chinese Yuan Renminbi	10/13/10	395,803	400,233	(4,430)
JP Morgan Chase Bank	1,072,037	Euro	10/22/10	1,393,069	1,457,771	(64,702)
				4,163,041	4,378,661	(215,620)

Morgan Stanley & Co.	805,763	Euro	10/22/10	1,046,573	1,095,688	(49,115)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Global Allocation Fund (continued)
UBS AG	389,600	Australian Dollar	10/07/10	$345,499	$375,445	$(29,946)
UBS AG	967,300	Euro	10/07/10	1,247,088	1,315,498	(68,410)
UBS AG	750,480	Euro	10/14/10	953,860	1,020,575	(66,715)
UBS AG	2,265,450	South African Rand	10/14/10	309,619	323,123	(13,504)
				2,856,066	3,034,641	(178,575)
				$13,571,706	$14,291,462	$(719,756)
Cross Currency Forwards
Credit Suisse Securities LLC London	1,193,934	USD/Swiss Franc	10/7/2010	$1,176,173	$1,217,279	$41,106
	925,530	Euro/USD	10/7/2010	1,176,173	1,258,692	(82,519)
						$(41,413)
Credit Suisse Securities LLC London	1,245,806	USD/Swiss Franc	10/15/2010	$1,276,964	$1,270,263	$(6,701)
	940,430	Euro/USD	10/15/2010	1,276,964	1,278,878	(1,914)
						$(8,615)

UBS AG	1,775,539	USD/Swiss Franc	10/7/2010	$1,749,127	$1,810,256	$61,129
	1,376,910	Euro/USD	10/7/2010	1,749,127	1,872,555	(123,428)
						$(62,299)

UBS AG	1,545,451	USD/Swiss Franc	10/15/2010	$1,584,103	$1,575,789	$(8,314)
	1,166,880	Euro/USD	10/15/2010	1,584,103	1,586,825	(2,722)
						$(11,036)
Mid Cap Growth Equity Fund
BUYS
Bank of America N.A.	118,000	Euro	10/13/10	$151,626	$160,469	$8,843

Royal Bank of Canada	111,000	Euro	10/13/10	141,350	150,950	9,600
				$292,976	$311,419	$18,443
SELLS
Bank of America N.A.	387,000	Euro	10/13/10	$490,658	$526,284	$(35,626)

Royal Bank of Canada	74,000	Euro	10/13/10	93,182	100,633	(7,451)
				$583,840	$626,917	$(43,077)
Small Cap Growth Equity Fund
BUYS
Morgan Stanley & Co., Inc.	23,000	Australian Dollar	10/05/10	$19,507	$22,170	$2,663

Westpac Banking Corp.	185,000	Australian Dollar	10/05/10	160,696	178,322	17,626
				$180,203	$200,492	$20,289

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Small Cap Growth Equity Fund (continued)
SELLS
Barclays Bank PLC	177,000	Australian Dollar	10/05/10	$156,625	$170,610	$(13,985)

Deutsche Bank AG London	665,000	Australian Dollar	10/05/10	551,385	640,994	(89,609)

Royal Bank of Scotland PLC	146,000	Australian Dollar	10/05/10	132,388	140,729	(8,341)
				$840,398	$952,333	$(111,935)
Diversified International Fund
BUYS
State Street Bank and Trust Co.	6,138,000	Australian Dollar	10/15/10	$5,361,850	$5,909,292	$547,442
State Street Bank and Trust Co.	2,608,000	Australian Dollar	1/18/11	2,436,662	2,481,052	44,390
State Street Bank and Trust Co.	2,407,000	British Pound	10/15/10	3,662,100	3,785,673	123,573
State Street Bank and Trust Co.	483,000	Canadian Dollar	10/15/10	457,209	469,041	11,832
State Street Bank and Trust Co.	473,000	Euro	10/15/10	605,889	643,226	37,337
State Street Bank and Trust Co.	324,055,000	Japanese Yen	10/15/10	3,754,200	3,879,399	125,199
State Street Bank and Trust Co.	8,589,000	New Zealand Dollar	10/15/10	6,029,631	6,285,518	255,887
State Street Bank and Trust Co.	39,331,000	Norwegian Krone	10/15/10	6,117,948	6,666,648	548,700
State Street Bank and Trust Co.	49,346,000	Swedish Krona	10/15/10	6,590,024	7,289,270	699,246
State Street Bank and Trust Co.	1,918,000	Swiss Franc	10/15/10	1,841,044	1,955,652	114,608
State Street Bank and Trust Co.	5,943,000	Swiss Franc	1/18/11	5,927,943	6,065,471	137,528
				$42,784,500	$45,430,242	$2,645,742
SELLS
State Street Bank and Trust Co.	1,484,000	Australian Dollar	10/15/10	$1,284,527	$1,428,705	$(144,178)
State Street Bank and Trust Co.	2,407,000	British Pound	10/15/10	3,697,816	3,785,673	(87,857)
State Street Bank and Trust Co.	2,874,000	British Pound	1/18/11	4,462,259	4,517,171	(54,912)
State Street Bank and Trust Co.	5,851,000	Canadian Dollar	10/15/10	5,560,769	5,681,898	(121,129)
State Street Bank and Trust Co.	572,000	Canadian Dollar	1/18/11	553,154	554,175	(1,021)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (continued)
State Street Bank and Trust Co.	15,140,000	Euro	10/15/10	$19,048,743	$20,588,684	$(1,539,941)
State Street Bank and Trust Co.	658,000	Euro	1/18/11	847,971	894,159	(46,188)
State Street Bank and Trust Co.	324,055,000	Japanese Yen	10/15/10	3,778,522	3,879,399	(100,877)
State Street Bank and Trust Co.	100,854,000	Japanese Yen	1/18/11	1,183,205	1,208,806	(25,601)
State Street Bank and Trust Co.	1,565,000	New Zealand Dollar	10/15/10	1,139,899	1,145,283	(5,384)
State Street Bank and Trust Co.	6,372,000	Norwegian Krone	10/15/10	1,042,533	1,080,061	(37,528)
State Street Bank and Trust Co.	2,270,000	Swedish Krona	10/15/10	308,791	335,319	(26,528)
				$42,908,189	$45,099,333	$(2,191,144)
Overseas Fund
BUYS
State Street Bank and Trust Co.	4,010,000	Australian Dollar	10/15/10	$3,495,968	$3,860,584	$364,616
State Street Bank and Trust Co.	1,513,000	Australian Dollar	1/18/11	1,413,600	1,439,353	25,753
State Street Bank and Trust Co.	1,996,000	British Pound	10/15/10	3,032,200	3,139,261	107,061
State Street Bank and Trust Co.	632,000	Euro	10/15/10	830,214	859,448	29,234
State Street Bank and Trust Co.	213,790,000	Japanese Yen	10/15/10	2,472,228	2,559,372	87,144
State Street Bank and Trust Co.	7,396,000	New Zealand Dollar	10/15/10	5,202,000	5,412,469	210,469
State Street Bank and Trust Co.	34,530,000	Norwegian Krone	10/15/10	5,371,446	5,852,873	481,427
State Street Bank and Trust Co.	40,469,000	Swedish Krona	10/15/10	5,429,586	5,977,981	548,395
State Street Bank and Trust Co.	1,651,000	Swiss Franc	10/15/10	1,584,758	1,683,410	98,652
State Street Bank and Trust Co.	4,614,000	Swiss Franc	1/18/11	4,602,310	4,709,083	106,773
				$33,434,310	$35,493,834	$2,059,524
SELLS
State Street Bank and Trust Co.	647,000	Australian Dollar	10/15/10	$557,196	$622,892	$(65,696)
State Street Bank and Trust Co.	615,000	Australian Dollar	8/12/11	534,312	569,515	(35,203)
State Street Bank and Trust Co.	400,000	Australian Dollar	9/12/11	351,268	368,919	(17,651)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (continued)
State Street Bank and Trust Co.	390,000	Australian Dollar	9/16/11	$351,351	$359,509	$(8,158)
State Street Bank and Trust Co.	1,996,000	British Pound	10/15/10	3,071,207	3,139,261	(68,054)
State Street Bank and Trust Co.	2,068,000	British Pound	1/18/11	3,210,839	3,250,352	(39,513)
State Street Bank and Trust Co.	5,234,000	Canadian Dollar	10/15/10	4,978,583	5,082,730	(104,147)
State Street Bank and Trust Co.	12,377,000	Euro	10/15/10	15,581,657	16,831,317	(1,249,660)
State Street Bank and Trust Co.	800,000	Euro	10/25/10	1,199,664	1,087,827	111,837
State Street Bank and Trust Co.	248,454,000	Japanese Yen	10/15/10	2,919,279	2,974,347	(55,068)
State Street Bank and Trust Co.	30,000,000	Japanese Yen	11/29/10	343,183	359,299	(16,116)
State Street Bank and Trust Co.	128,961,000	Japanese Yen	1/18/11	1,512,952	1,545,689	(32,737)
State Street Bank and Trust Co.	280,000,000	Japanese Yen	3/01/11	3,156,423	3,357,971	(201,548)
State Street Bank and Trust Co.	92,000,000	Japanese Yen	7/01/11	1,046,394	1,105,483	(59,089)
State Street Bank and Trust Co.	173,000,000	Japanese Yen	7/20/11	1,991,229	2,079,518	(88,289)
State Street Bank and Trust Co.	155,000,000	Japanese Yen	8/03/11	1,798,499	1,863,646	(65,147)
State Street Bank and Trust Co.	201,000,000	Japanese Yen	8/15/11	2,366,098	2,417,278	(51,180)
State Street Bank and Trust Co.	396,000,000	Japanese Yen	9/07/11	4,723,001	4,764,475	(41,474)
State Street Bank and Trust Co.	1,211,000	New Zealand Dollar	10/15/10	882,056	886,222	(4,166)
State Street Bank and Trust Co.	5,007,000	Norwegian Krone	10/15/10	828,721	848,692	(19,971)
State Street Bank and Trust Co.	362,000	Swiss Franc	10/15/10	334,705	369,106	(34,401)
State Street Bank and Trust Co.	2,350,000	Swiss Franc	6/06/11	2,056,713	2,402,007	(345,294)
State Street Bank and Trust Co.	3,135,000	Swiss Franc	6/15/11	3,184,422	3,204,704	(20,282)
State Street Bank and Trust Co.	2,800,000	Swiss Franc	7/06/11	2,651,264	2,862,934	(211,670)
State Street Bank and Trust Co.	2,080,000	Swiss Franc	7/19/11	2,006,966	2,127,102	(120,136)
State Street Bank and Trust Co.	1,900,000	Swiss Franc	8/03/11	1,827,661	1,943,396	(115,735)
				$63,465,643	$66,424,191	$(2,958,548)

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See "Options, Rights, and Warrants," below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at September 30, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
300	90 Day Eurodollar	12/13/10	$74,730,000	$26,250
140	90 Day Eurodollar	3/14/11	34,856,500	38,063
536	90 Day Eurodollar	6/13/11	133,350,100	377,712
157	90 Day Eurodollar	9/19/11	39,022,350	91,200
87	90 Day Eurodollar	12/19/11	21,597,750	52,438
87	90 Day Eurodollar	3/19/12	21,568,387	64,187

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (continued)
87	90 Day Eurodollar	6/18/12	$21,535,763	$74,850
				$724,700
Strategic Bond Fund
BUYS
5	U.S. Treasury Note 5 Year	12/31/10	$604,336	$3,929
SELLS
72	U.S. Treasury Note 10 Year	12/21/10	$9,075,375	$(108,890)
144	U.S. Treasury Bond 30 Year	12/21/10	19,255,500	9,454
7	Ultra Long U.S. Treasury Bond	12/21/10	988,969	3,040
14	U.S. Treasury Note 2 Year	12/31/10	3,072,781	(593)
				$(96,989)
Strategic Balanced Fund
BUYS
4	Ultra Long U.S. Treasury Bond	12/21/10	$565,125	$(8,513)
SELLS
2	U.S. Treasury Bond 30 Year	12/21/10	$267,438	$1,001
33	U.S. Treasury Note 10 Year	12/21/10	4,159,547	(28,982)
2	U.S. Treasury Note 5 Year	12/31/10	241,734	(2,514)
				$(30,495)
Global Allocation Fund
BUYS
12	S&P 500 Index	12/16/10	$3,410,100	$(6,720)
2	ASX SPI 200 Index	12/16/10	221,697	(3,068)
16	FTSE 100 Index	12/17/10	1,391,577	(3,336)
2	DJ Euro Stoxx 50 Index	12/17/10	74,474	(1,092)
8	DAX Index	12/17/10	1,697,552	(9,324)
21	MSCI EAFE E Mini Index	12/17/10	1,634,430	(16,974)
				$(40,514)
SELLS
16	Nikkei 225 Index	12/09/10	$900,647	$(23,694)
Indexed Equity Fund
BUYS
158	S&P 500 Index	12/16/10	$44,899,650	$1,208,666
NASDAQ-100 Fund
BUYS
9	NASDAQ-100 E Mini Index	12/17/10	$359,190	$8,831
Diversified International Fund
BUYS
34	DJ Euro Stoxx 50 Index	12/17/10	$930,920	$(28,669)

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Overseas Fund
BUYS
4	TOPIX Index	12/10/10	$33,060,000	$5,171
7	DJ Euro Stoxx 50 Index	12/17/10	191,660	(5,902)
7	FTSE 100 Index	12/17/10	387,073	-
				$(731)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio – such as interest rate risk (including to adjust the duration or credit quality of a Fund's bond portfolio), equity risk, or credit risk – or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. To provide assets of value and recourse if a negative credit event were to occur, cash or securities may be segregated as collateral in

Notes to Portfolio of Investments (Unaudited) (Continued)

accordance with the terms of the respective credit default swap agreements. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

A Fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See "Options, Rights, and Warrants," below, for information regarding the accounting treatment of options.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at September 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund*
Credit Default Swaps
1,500,000	USD	6/20/15	Barclays Bank PLC	Sell††	5.000%	CDX.EM.13 (PIMCO Rating: BA+)****	$17,469	$165,700	$183,169
1,000,000	USD	6/20/15	Barclays Bank PLC	Sell††	5.000%	CDX.EM.13 (PIMCO Rating: BA+)****	9,113	113,000	122,113
1,600,000	USD	12/20/15	Barclays Bank PLC	Sell††	5.000%	CDX.EM.14 (PIMCO Rating: BA+)****	9,283	200,500	209,783
							35,865	479,200	515,065
21,700,000	USD	12/20/15	Credit Suisse International	Sell††	1.000%	CDX.NA.IG.15 (PIMCO Rating: BAA+)****	7,513	(82,634)	(75,121)
1,000,000	USD	12/20/15	Goldman Sachs International	Sell††	1.000%	CDX.NA.IG.15 (PIMCO Rating: BAA+)****	1,262	(4,724)	(3,462)
1,000,000	USD	9/20/15	UBS AG	Sell††	1.000%	United Mexican States (PIMCO Rating: BAA+)****	3,683	(14,146)	(10,463)
							$48,323	$377,696	$426,019

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
62,400,000	BRL	1/02/12	Barclays Bank PLC		Floating Rate BRL-CDI	Fixed 10.835%	$193,899	$202,782	$396,681

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund**
Credit Default Swaps
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell††	1.750%	The Eastman Kodak Co. (Moody's Rating: Caa1; S&P Rating: CCC)	$(69,420)	$-	$(69,420)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell††	1.870%	The AES Corp. (Moody's Rating: B1; S&P Rating: BB-)	(1,843)	-	(1,843)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell††	2.620%	HCA, Inc. (Moody's Rating: Caa1; S&P Rating: B-)	(1,612)	-	(1,612)
							(72,875)	-	(72,875)
2,519,991	USD	6/20/13	Goldman Sachs & Co.	Sell††	3.500%	CDX.NA.IG.HVOL.10 (WA Rating: BBB)†	825	46,547	47,372
100,000	USD	9/20/12	Goldman Sachs & Co.	Sell††	3.240%	Energy Future Holdings Corp. (Moody's Rating: Caa3; S&P Rating: CCC)	(13,050)	-	(13,050)
							(12,225)	46,547	34,322
114,000	USD	3/15/49	Morgan Stanley & Co.	Buy	(0.070%)	CMBX 2 2006-2 AAA	(3,642)	9,547	5,905
100,000	USD	2/17/51	Morgan Stanley & Co.	Sell††	0.350%	CMBX 4 2007-2 AAA (Moody's Rating: Aaa; S&P Rating: AAA)	5,238	(11,938)	(6,700)
180,000	USD	10/12/52	Morgan Stanley & Co.	Buy	(0.100%)	CMBX 1 2006-1AAA	(4,514)	10,688	6,174

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund (continued)**
Credit Default Swaps (continued)
116,000	USD	10/12/52	Morgan Stanley & Co.	Sell††	0.100%	CMBX 1 2006-1 AAA (Moody's Rating: Aaa; S&P Rating: AAA)	$4,286	$(8,265)	$(3,979)
2,000,000	USD	6/20/12	Morgan Stanley & Co.	Sell††	2.920%	Ford Motor Credit Co. (Moody's Rating: Ba3; S&P Rating: B-)	24,705	-	24,705
							26,073	32	26,105
							$(59,027)	$46,579	$(12,448)

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
3,740,000	USD	11/15/27	Morgan Stanley & Co.		Notional amount at expiration date	Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	$(378,073)	$-	$(378,073)
2,460,000	USD	2/15/25	Morgan Stanley & Co.		Notional amount at expiration date	Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	(252,577)	-	(252,577)
							$(630,650)	$-	$(630,650)
Strategic Balanced Fund
Interest Rate Swaps
128,000	USD	7/26/40	Barclays Bank PLC		Fixed 3.707%	3-Month USD-BBA LIBOR	$(9,348)	$-	$(9,348)
Global Allocation Fund***
Total Return Swaps
1,000,000	USD	9/16/11	BNP Paribas SA		3-Month USD LIBOR - 0.080%	MSCI AC World, Net Returns (NDUEACWZ)	$21,002	$-	$21,002
1,524,369	USD	12/14/10	JP Morgan Chase Bank		3-Month USD LIBOR + 0.480%	MSCI Emerging Markets, Net Returns	52,112	-	52,112
1,246,824	USD	2/17/11	JP Morgan Chase Bank		3-Month USD LIBOR - 0.710%	MSCI Daily Net Europe Ex UK Index (NDDUE15X)	92,633	-	92,633
203,883	USD	2/17/11	JP Morgan Chase Bank		3-Month USD LIBOR - 0.710%	MSCI Daily Net Europe Ex UK Index (NDDUE15X)	15,148	-	15,148
							159,893	-	159,893
							$180,895	$-	$180,895

*Collateral for swap agreements received from Barclays Bank PLC amounted to $1,620,000 at September 30, 2010.

**Collateral for swap agreements paid by the Fund to Morgan Stanley & Co. amounted to $900,000 at September 30, 2010.

***Collateral for swap agreements received from BNP Paribas SA amounted to $30,000 at September 30, 2010.

****Rating is provided by Pacific Investment Management Company LLC and represents a weighted average rating of all securities included in the underlying index for the credit default swap. The source of the ratings for the underlying securities are Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.

†Rating is provided by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

Notes to Portfolio of Investments (Unaudited) (Continued)

††For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor's, Moody's, Western Asset Management Company's or Pacific Investment Management Company LLC's rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

BRLBrazilian Real

USDU.S. Dollar

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the

Notes to Portfolio of Investments (Unaudited) (Continued)

underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may purchase or sell "structured options," which may comprise multiple option exposures within the same security. The risk and return characteristics of a structured option will vary depending on the nature of the underlying option exposures. A Fund may use such options for hedging purposes or as a substitute for direct investments in options or securities. A Fund's use of structured options may create investment leverage.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at September 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$80,000	11/26/10	U.S. Treasury Notes 5 Year Future Put, Strike 119.00	$44,083	$13,750
35,000	11/26/10	U.S. Treasury Notes 5 Year Future Call, Strike 121.00	17,959	22,148

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund (continued)
$45,000	11/26/10	U.S. Treasury Notes 5 Year Future Call, Strike 121.50	$11,674	$18,633
23,100,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00*	209,330	121,864
16,600,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00**	104,475	87,573
66,400,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25**	521,404	436,832
			$908,925	$700,800
Strategic Bond Fund
8,000	10/22/10	U.S. Treasury Bond 30 Year Future Call, Strike 134.00	$7,224	$12,000
20,000	11/26/10	U.S. Treasury Notes 10 Year Future Put, Strike 122.00	13,388	4,375
37,500	3/14/11	Eurodollar Futures Put, Strike 98.75	13,602	750
37,500	3/14/11	Eurodollar Futures Call, Strike 98.75	14,576	32,250
			$48,790	$49,375
Strategic Balanced Fund
1,000	10/22/10	U.S. Treasury Bond 30 Year Future Call, Strike 134.00	$903	$1,500
2,000	11/26/10	U.S. Treasury Notes 10 Year Future Put, Strike 122.00	1,337	438
5,000	3/14/11	Eurodollar Futures Put, Strike 98.75	1,806	100
5,000	3/14/11	Eurodollar Futures Call, Strike 98.75	1,944	4,300
			$5,990	$6,338
Global Allocation Fund
1,200	1/22/11	Mead Johnson Nutrition Co., Put, Strike 45.00	$6,112	$612
400	10/16/10	Fluor Corp., Call, Strike 50.00	408	380
23,100	1/22/11	Corning, Inc., Call, Strike 19.00	23,664	25,179
4,000	1/22/11	Agrium, Inc., Call, Strike 65.00	18,279	48,400
2,900	1/22/11	CF Industries Holdings, Inc., Call, Strike 95.00	13,852	28,971
1,400	1/22/11	Agrium, Inc., Call, Strike 70.00	5,313	11,914
3,700	1/22/11	Argium, Inc., Call, Strike 75.00	10,248	22,385
4,300	1/22/11	CF Industries Holdings, Inc., Call, Strike 105.00	22,759	22,360
3,900	1/22/11	Domtar Corp., Call, Strike 65.00	22,307	19,500
9,200	1/21/12	Dell, Inc., Call, Strike 15.00	11,050	12,696
1,400	12/18/10	American Commercial Lines, Put, Strike 25.00	2,863	1,890
600	11/20/10	Thomson Reuters Corp., Call, Strike 39.00	429	309
500	10/16/10	Apple, Inc., Call, Strike 290.00	3,345	2,050

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
Global Allocation Fund (continued)
$500	10/16/10	Apple, Inc., Put, Strike 230.00	$6,798	$105
14,100	1/22/11	Dell, Inc., Call, Strike 15.00	24,957	4,230
			$172,384	$200,981

*OTC traded option counterparty Barclays Bank PLC.

**OTC traded option counterparty Royal Bank of Scotland PLC.

Transactions in written option contracts during the period ended September 30, 2010, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2009	-	$-
Options written	106,100,291	943,125
Options terminated in closing purchase transactions	(131)	(34,200)
Options outstanding at September 30, 2010	106,100,160	$908,925
Strategic Bond Fund
Options outstanding at December 31, 2009	136	$63,871
Options written	173	85,703
Options terminated in closing purchase transactions	(83)	(40,536)
Options expired	(168)	(60,248)
Options outstanding at September 30, 2010	58	$48,790
Strategic Balanced Fund
Options outstanding at December 31, 2009	22	$10,329
Options written	23	11,113
Options terminated in closing purchase transactions	(13)	(6,152)
Options expired	(25)	(9,300)
Options outstanding at September 30, 2010	7	$5,990
Global Allocation Fund
Options outstanding at December 31, 2009	1,583	$1,102,396
Options written	1,439	324,177
Options terminated in closing purchase transactions	(462)	(155,440)
Options expired	(1,150)	(375,564)
Options exercised	(698)	(723,185)
Options outstanding at September 30, 2010	712	$172,384

The Fund(s) had rights, warrants, and purchased options as shown in the Portfolio(s) of Investments at September 30, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at September 30, 2010.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund's portfolio. Dollar rolls involve the risk that the Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The PIMCO Total Return Fund, Strategic Bond Fund, and Strategic Balanced Fund had dollar roll transactions at September 30, 2010 which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Fund(s) held inflation-indexed bonds as shown in the Portfolio(s) of Investments at September 30, 2010.

Loan Participations and Assignments

The purchase of loan participations and assignments entails special risks. A Fund's ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Fund and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan participation will depend almost exclusively on its investment adviser's or subadviser's credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the Fund and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. A Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The borrower of a loan in which a Fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is

Notes to Portfolio of Investments (Unaudited) (Continued)

no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which a Fund may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Certain loan participations or assignments acquired by a Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

At September 30, 2010, the Funds had no unfunded loan commitments.

The Fund(s) held loan participations as shown in the Portfolio(s) of Investments at September 30, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at September 30, 2010.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on sales of investments. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses

Notes to Portfolio of Investments (Unaudited) (Continued)

between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2015 Fund, Destination Retirement 2020 Fund, Destination Retirement 2025 Fund, Destination Retirement 2030 Fund, Destination Retirement 2035 Fund, Destination Retirement 2040 Fund, Destination Retirement 2045 Fund, and Destination Retirement 2050 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At September 30, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$1,651,059,925	$39,848,410	$(778,785)	$39,069,625
Strategic Bond Fund	229,852,631	13,035,182	(13,573,529)	(538,347)
Strategic Balanced Fund	69,577,040	5,925,756	(3,334,212)	2,591,544
Global Allocation Fund	490,722,340	29,603,263	(15,756,191)	13,847,072
Diversified Value Fund	286,684,785	16,385,162	(18,199,091)	(1,813,929)
Fundamental Value Fund	913,682,095	123,649,403	(43,193,286)	80,456,117
Value Equity Fund	28,183,497	3,147,415	(915,544)	2,231,871
Large Cap Value Fund	517,534,609	162,260,180	(29,918,584)	132,341,596
Indexed Equity Fund	1,762,723,230	350,962,892	(312,355,914)	38,606,978
Core Opportunities Fund	64,610,737	4,155,392	(2,726,769)	1,428,623
Blue Chip Growth Fund	388,126,337	91,633,208	(5,069,137)	86,564,071
Large Cap Growth Fund	60,815,215	9,202,828	(1,180,865)	8,021,963
Aggressive Growth Fund	218,269,659	57,260,050	(3,999,732)	53,260,318
NASDAQ-100 Fund	35,680,511	11,299,006	(3,088,022)	8,210,984
Focused Value Fund	482,072,874	103,805,523	(20,945,809)	82,859,714
Mid-Cap Value Fund	121,360,562	9,842,986	(3,515,304)	6,327,682
Small Cap Value Equity Fund	87,251,106	9,673,956	(3,190,261)	6,483,695
Small Company Value Fund	485,887,061	73,696,313	(55,056,462)	18,639,851
Mid Cap Growth Equity Fund	50,523,799	11,946,225	(1,575,576)	10,370,649
Mid Cap Growth Equity II Fund	1,117,231,139	262,564,263	(22,452,372)	240,111,891
Small Cap Growth Equity Fund	667,009,436	101,098,533	(23,914,137)	77,184,396
Small Company Growth Fund	48,380,677	12,954,572	(1,709,379)	11,245,193
Diversified International Fund	136,648,414	14,870,120	(14,582,269)	287,851
Overseas Fund	519,767,440	75,004,829	(40,106,427)	34,898,402
Destination Retirement Income Fund	97,134,226	14,212,306	(47,858)	14,164,448
Destination Retirement 2010 Fund	106,412,622	13,905,356	(57,223)	13,848,133
Destination Retirement 2015 Fund	1,123,696	32,776	(6,500)	26,276
Destination Retirement 2020 Fund	346,931,001	33,145,190	(5,889,604)	27,255,586
Destination Retirement 2025 Fund	1,045,031	22,773	(9,698)	13,075
Destination Retirement 2030 Fund	271,998,006	26,214,453	(4,105,532)	22,108,921
Destination Retirement 2035 Fund	1,039,767	20,365	(10,682)	9,683
Destination Retirement 2040 Fund	157,640,974	19,055,779	(1,248,840)	17,806,939
Destination Retirement 2045 Fund	1,023,038	18,585	(11,456)	7,129
Destination Retirement 2050 Fund	18,292,468	2,855,298	(8,803)	2,846,495

Notes to Portfolio of Investments (Unaudited) (Continued)

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of affiliated issuers during the period ended September 30, 2010, was as follows:

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Net Realized Gain (Loss)
Destination Retirement Income Fund
Aggressive Growth Fund, Class S	137,917	19,511	83,316	74,112	$464,680	$-	$100,097
Blue Chip Growth Fund, Class S	53,408	17,770	19,451	51,727	491,925	450	35,996
Capital Appreciation Fund, Class S*	48,924	3,893	29,641	23,176	224,109	-	21,324
Core Bond Fund, Class S*	833,192	223,753	140,963	915,982	10,808,582	-	45,377
Core Opportunities Fund, Class S	-	206,044	11,768	194,276	1,645,519	8,371	(7,534)
Discovery Value Fund, Class S*	24,239	814	24,534	519	4,696	-	20,469
Diversified Bond Fund, Class S*	1,469,162	77,344	518,230	1,028,276	11,372,730	-	169,861
Diversified International Fund, Class S	199,103	52,016	43,525	207,594	1,417,864	187	70,146
Diversified Value Fund, Class S	120,861	16,255	64,546	72,570	592,169	2,285	103,570
Emerging Growth Fund, Class S#	47,546	1,439	48,985	-	-	-	46,431
Enhanced Index Growth Fund, Class S*	537,270	66,734	91,757	512,247	4,359,223	-	(76,268)
Enhanced Index Value Fund, Class S*	476,222	63,871	82,116	457,977	4,231,705	-	(206,436)
Focused International Fund, Class S*	57,172	10,739	19,173	48,738	554,637	-	51,198
Focused Value Fund, Class S	149,304	13,019	54,771	107,552	1,676,736	11,531	398,993
Fundamental Value Fund, Class S	159,411	20,346	70,122	109,635	1,030,565	14,073	(21,823)
High Yield Fund, Class S*	423,694	111,110	196,744	338,060	3,127,055	-	306,648
Inflation-Protected and Income Fund, Class S*	1,410,560	88,247	254,849	1,243,958	13,708,415	-	160,769
International Bond Fund, Class S*	527,469	44,402	112,085	459,786	4,951,898	-	(73,183)
International Equity Fund, Class S*	93,791	28,431	20,324	101,898	1,380,720	1,203	47,987
Large Cap Growth Fund, Class S	169,005	12,719	64,731	116,993	969,872	500	111,085
Large Cap Value Fund, Class S	46,385	9,587	20,774	35,198	340,361	523	67,796
Main Street Small Cap Fund, Class S*	40,673	5,540	33,274	12,939	121,881	-	93,687
Mid Cap Growth Equity Fund, Class S	57,031	5,802	7,278	55,555	518,331	-	(4,737)
Mid Cap Growth Equity II Fund, Class S	60,710	5,990	7,890	58,810	813,932	-	(9,608)
Mid-Cap Value Fund, Class S	120,277	17,206	14,434	123,049	1,118,513	120	(34,467)
Money Market Fund, Class S*	1,046,750	394,184	207,028	1,233,906	1,233,906	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	537,099	362,500	90,321	809,278	2,678,709	-	(23,197)
Oppenheimer Real Estate Fund, Class Y**	90,198	117,368	15,689	191,877	3,373,200	40,015	76,739
Overseas Fund, Class S	517,386	71,154	111,435	477,105	3,253,856	44,782	205,798
PIMCO Total Return Fund, Class S	-	352,107	2,510	349,597	3,646,300	-	323
Short-Duration Bond Fund, Class S*	1,688,387	440,325	204,672	1,924,040	20,991,276	-	41,636
Small Cap Growth Equity Fund, Class S	19,829	5,759	2,494	23,094	355,885	-	(1,172)
Small Cap Value Equity Fund, Class S	81,015	5,641	27,076	59,580	484,384	65	(7,344)
Small Company Growth Fund, Class S	78,208	6,923	16,088	69,043	584,105	-	5,669
Small Company Value Fund, Class S	54,364	5,195	6,402	53,157	640,541	314	(4,243)
Strategic Bond Fund, Class S	524,787	10,784	128,042	407,529	4,111,972	7,990	142,419
Strategic Emerging Markets Fund, Class S*	218,142	40,438	37,438	221,142	3,781,522	-	227,079
Value Fund, Class S*	11,860	10,829	4,536	18,153	236,900	-	17,520
					$111,298,674	$132,409	$2,098,605
Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	222,433	28,689	101,235	149,887	$939,793	$-	$(53,305)
Blue Chip Growth Fund, Class S	159,321	25,346	71,281	113,386	1,078,305	1,046	(100,799)
Capital Appreciation Fund, Class S*	108,010	7,918	93,410	22,518	217,750	-	(33,806)
Core Bond Fund, Class S*	825,095	351,203	202,651	973,647	11,489,035	-	103,221
Core Opportunities Fund, Class S	-	229,643	19,660	209,983	1,778,557	9,496	(12,258)
Discovery Value Fund, Class S*	61,877	3,257	63,782	1,352	12,239	-	9,170
Diversified Bond Fund, Class S*	1,312,655	124,105	544,235	892,525	9,871,325	-	156,967
Diversified International Fund, Class S	478,540	54,717	110,587	422,670	2,886,835	401	(263,778)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2010 Fund (Continued)
Diversified Value Fund, Class S	259,733	26,487	135,470	150,750	$1,230,121	$5,032	$(122,484)
Emerging Growth Fund, Class S#	100,172	4,116	104,288	-	-	-	13,547
Enhanced Index Growth Fund, Class S*	922,583	81,634	175,577	828,640	7,051,723	-	(369,501)
Enhanced Index Value Fund, Class S*	841,105	69,698	161,783	749,020	6,920,944	-	(566,638)
Focused International Fund, Class S*	103,125	19,869	34,080	88,914	1,011,843	-	89,693
Focused Value Fund, Class S	167,779	12,580	63,002	117,357	1,829,592	13,207	62,716
Fundamental Value Fund, Class S	332,308	34,393	174,235	192,466	1,809,177	26,242	(205,428)
High Yield Fund, Class S*	351,264	116,540	175,514	292,290	2,703,682	-	50,165
Inflation-Protected and Income Fund, Class S*	1,127,845	139,545	267,013	1,000,377	11,024,157	-	171,764
International Bond Fund, Class S*	418,548	50,731	126,476	342,803	3,691,985	-	(11,376)
International Equity Fund, Class S*	184,621	57,703	51,635	190,689	2,583,834	2,325	(194,195)
Large Cap Growth Fund, Class S	365,286	24,501	157,604	232,183	1,924,800	1,105	246,444
Large Cap Value Fund, Class S	104,430	13,972	64,498	53,904	521,252	851	(31,009)
Main Street Small Cap Fund, Class S*	219,365	16,353	165,083	70,635	665,384	-	41,072
Mid Cap Growth Equity Fund, Class S	164,809	12,878	46,834	130,853	1,220,862	-	(61,224)
Mid Cap Growth Equity II Fund, Class S	150,025	17,231	29,365	137,891	1,908,411	-	(72,682)
Mid-Cap Value Fund, Class S	319,852	52,487	66,299	306,040	2,781,901	313	(107,873)
Money Market Fund, Class S*	346,105	181,549	161,257	366,397	366,397	-	0 †
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	490,149	766,358	100,943	1,155,564	3,824,918	-	(38,641)
Oppenheimer Real Estate Fund, Class Y**	103,066	149,366	23,500	228,932	4,024,630	46,443	114,143
Overseas Fund, Class S	1,152,001	115,933	353,753	914,181	6,234,715	90,409	133,070
PIMCO Total Return Fund, Class S	-	358,056	10,626	347,430	3,623,690	-	2,348
Short-Duration Bond Fund, Class S*	952,487	313,938	173,315	1,093,110	11,925,830	-	64,711
Small Cap Growth Equity Fund, Class S	41,714	15,032	7,638	49,108	756,751	-	(3,831)
Small Cap Value Equity Fund, Class S	142,679	21,119	48,652	115,146	936,136	130	(43,329)
Small Company Growth Fund, Class S	152,002	23,069	63,449	111,622	944,322	-	18,515
Small Company Value Fund, Class S	94,974	21,497	16,518	99,953	1,204,430	619	(12,797)
Strategic Bond Fund, Class S	436,933	10,714	117,249	330,398	3,333,717	6,676	138,674
Strategic Emerging Markets Fund, Class S*	293,983	98,551	69,031	323,503	5,531,899	-	423,934
Value Fund, Class S*	22,394	14,346	6,103	30,637	399,813	-	(16,913)
					$120,260,755	$204,295	$(481,713)
Destination Retirement 2015 Fund
Aggressive Growth Fund, Class S	-	2,859	22	2,837	$17,788	$-	$(4)
Blue Chip Growth Fund, Class S	-	2,250	15	2,235	21,254	18	(8)
Capital Appreciation Fund, Class S*	-	434	8	426	4,117	-	(7)
Core Bond Fund, Class S*	-	6,324	28	6,296	74,292	-	15
Core Opportunities Fund, Class S	-	1,961	13	1,948	16,499	76	0 †
Discovery Value Fund, Class S*	-	627	609	18	165	-	(317)
Diversified Bond Fund, Class S*	-	7,990	2,939	5,051	55,865	-	1,308
Diversified International Fund, Class S	-	6,392	43	6,349	43,367	5	(24)
Diversified Value Fund, Class S	-	2,441	20	2,421	19,758	69	(12)
Enhanced Index Growth Fund, Class S*	-	7,548	544	7,004	59,606	-	(254)
Enhanced Index Value Fund, Class S*	-	6,814	489	6,325	58,441	-	(237)
Focused International Fund, Class S*	-	1,605	9	1,596	18,166	-	(2)
Focused Value Fund, Class S	-	1,595	470	1,125	17,541	110	(403)
Fundamental Value Fund, Class S	-	3,550	28	3,522	33,107	409	(17)
High Yield Fund, Class S*	-	3,759	494	3,265	30,203	-	(81)
Inflation-Protected and Income Fund, Class S*	-	8,327	1,247	7,080	78,019	-	448
International Bond Fund, Class S*	-	3,676	585	3,091	33,294	-	(31)
International Equity Fund, Class S*	-	2,268	17	2,251	30,496	23	(10)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2015 Fund (Continued)
Large Cap Growth Fund, Class S	-	3,276	24	3,252	$26,961	$13	$(10)
Large Cap Value Fund, Class S	-	1,053	8	1,045	10,103	14	(5)
Main Street Small Cap Fund, Class S*	-	1,825	653	1,172	11,040	-	(375)
Mid Cap Growth Equity Fund, Class S	-	1,626	13	1,613	15,053	-	(6)
Mid Cap Growth Equity II Fund, Class S	-	2,055	14	2,041	28,247	-	(5)
Mid-Cap Value Fund, Class S	-	4,217	29	4,188	38,066	4	(9)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	-	10,418	91	10,327	34,182	-	(21)
Oppenheimer Real Estate Fund, Class Y**	-	2,669	19	2,650	46,587	527	13
Overseas Fund, Class S	-	11,513	86	11,427	77,929	978	(28)
PIMCO Total Return Fund, Class S	-	3,397	13	3,384	35,299	-	2
Short-Duration Bond Fund, Class S*	-	5,464	125	5,339	58,251	-	38
Small Cap Growth Equity Fund, Class S	-	1,170	6	1,164	17,937	-	(5)
Small Cap Value Equity Fund, Class S	-	1,642	11	1,631	13,264	2	(4)
Small Company Growth Fund, Class S	-	1,941	16	1,925	16,282	-	(3)
Small Company Value Fund, Class S	-	1,641	12	1,629	19,632	9	(8)
Strategic Bond Fund, Class S	-	3,195	435	2,760	27,853	54	49
Strategic Emerging Markets Fund, Class S*	-	3,310	24	3,286	56,194	-	(3)
Value Fund, Class S*	-	394	2	392	5,114	-	(1)
					$1,149,972	$2,311	$(17)
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	1,597,036	94,765	452,682	1,239,119	$7,769,275	$-	$(423,153)
Blue Chip Growth Fund, Class S	923,542	63,278	215,229	771,591	7,337,830	7,042	(408,044)
Capital Appreciation Fund, Class S*	631,321	36,529	439,653	228,197	2,206,664	-	(1,029,558)
Core Bond Fund, Class S*	1,082,401	778,554	315,082	1,545,873	18,241,304	-	117,084
Core Opportunities Fund, Class S	-	666,194	28,264	637,930	5,403,263	28,296	(19,750)
Discovery Value Fund, Class S*	286,463	12,424	294,402	4,485	40,593	-	748,057
Diversified Bond Fund, Class S*	1,997,993	97,113	1,110,508	984,598	10,889,657	-	312,627
Diversified International Fund, Class S	2,408,181	154,630	407,671	2,155,140	14,719,603	2,022	(1,860,047)
Diversified Value Fund, Class S	1,514,834	91,586	452,977	1,153,443	9,412,095	38,026	(2,164,745)
Emerging Growth Fund, Class S#	219,174	12,095	231,269	-	-	-	239,334
Enhanced Index Growth Fund, Class S*	3,386,638	176,848	558,405	3,005,081	25,573,242	-	(1,205,255)
Enhanced Index Value Fund, Class S*	2,898,989	177,588	431,497	2,645,080	24,440,537	-	(2,112,622)
Focused International Fund, Class S*	530,821	41,547	104,205	468,163	5,327,699	-	272,693
Focused Value Fund, Class S	547,824	29,378	178,472	398,730	6,216,203	43,997	(475,892)
Fundamental Value Fund, Class S	2,009,930	141,142	633,524	1,517,548	14,264,949	203,737	(2,101,693)
High Yield Fund, Class S*	971,601	489,917	247,588	1,213,930	11,228,849	-	(125,038)
Inflation-Protected and Income Fund, Class S*	1,632,757	141,876	373,791	1,400,842	15,437,276	-	233,530
International Bond Fund, Class S*	807,717	309,848	173,252	944,313	10,170,254	-	(102,790)
International Equity Fund, Class S*	960,176	159,623	166,755	953,044	12,913,745	11,348	(1,032,123)
Large Cap Growth Fund, Class S	1,874,592	106,036	558,385	1,422,243	11,790,397	6,521	827,963
Large Cap Value Fund, Class S	579,881	35,340	266,815	348,406	3,369,085	5,416	(728,103)
Main Street Small Cap Fund, Class S*	2,331,740	104,093	816,072	1,619,761	15,258,149	-	(571,691)
Mid Cap Growth Equity Fund, Class S	770,109	41,225	174,108	637,226	5,945,322	-	(483,744)
Mid Cap Growth Equity II Fund, Class S	707,999	39,261	121,592	625,668	8,659,243	-	(473,685)
Mid-Cap Value Fund, Class S	1,528,475	152,868	266,240	1,415,103	12,863,288	1,437	(639,251)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	1,455,931	2,639,931	663,301	3,432,561	11,361,776	-	(265,990)
Oppenheimer Real Estate Fund, Class Y**	275,674	565,296	45,046	795,924	13,992,347	144,948	(17,087)
Overseas Fund, Class S	5,142,483	552,225	899,706	4,795,002	32,701,912	469,419	(3,727,467)
PIMCO Total Return Fund, Class S	-	679,754	2,146	677,608	7,067,448	-	355
Short-Duration Bond Fund, Class S*	690,294	312,253	100,417	902,130	9,842,236	-	48,501
Small Cap Growth Equity Fund, Class S	128,395	53,249	23,407	158,237	2,438,436	-	(16,096)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2020 Fund (Continued)
Small Cap Value Equity Fund, Class S	465,270	91,186	87,050	469,406	$3,816,272	$529	$(106,647)
Small Company Growth Fund, Class S	458,991	136,333	146,586	448,738	3,796,328	-	42,581
Small Company Value Fund, Class S	313,214	87,819	52,406	348,627	4,200,959	2,146	(48,150)
Strategic Bond Fund, Class S	512,937	38,134	62,458	488,613	4,930,107	9,581	71,476
Strategic Emerging Markets Fund, Class S*	1,029,667	229,930	155,920	1,103,677	18,872,870	-	905,600
Value Fund, Class S*	114,689	67,117	52,505	129,301	1,687,374	-	(233,027)
					$374,186,587	$974,465	$(16,551,847)
Destination Retirement 2025 Fund
Aggressive Growth Fund, Class S	-	3,846	30	3,816	$23,925	$-	$(6)
Blue Chip Growth Fund, Class S	-	2,908	20	2,888	27,468	25	(10)
Capital Appreciation Fund, Class S*	-	502	10	492	4,758	-	(10)
Core Bond Fund, Class S*	-	2,143	8	2,135	25,197	-	4
Core Opportunities Fund, Class S	-	1,798	13	1,785	15,117	76	0 †
Discovery Value Fund, Class S*	-	736	730	6	51	-	(516)
Diversified Bond Fund, Class S*	-	1,840	975	865	9,568	-	449
Diversified International Fund, Class S	-	6,910	55	6,855	46,817	6	(31)
Diversified Value Fund, Class S	-	3,268	27	3,241	26,449	101	(16)
Enhanced Index Growth Fund, Class S*	-	9,613	561	9,052	77,032	-	(261)
Enhanced Index Value Fund, Class S*	-	8,681	505	8,176	75,542	-	(244)
Focused International Fund, Class S*	-	1,791	12	1,779	20,242	-	(2)
Focused Value Fund, Class S	-	1,504	470	1,034	16,121	110	(403)
Fundamental Value Fund, Class S	-	4,756	38	4,718	44,346	600	(22)
High Yield Fund, Class S*	-	5,372	507	4,865	45,001	-	(81)
Inflation-Protected and Income Fund, Class S*	-	1,959	101	1,858	20,477	-	37
International Bond Fund, Class S*	-	3,063	326	2,737	29,474	-	12
International Equity Fund, Class S*	-	2,445	22	2,423	32,832	26	(13)
Large Cap Growth Fund, Class S	-	4,441	32	4,409	36,554	19	(14)
Large Cap Value Fund, Class S	-	1,411	11	1,400	13,542	21	(6)
Main Street Small Cap Fund, Class S*	-	2,288	992	1,296	12,206	-	(521)
Mid Cap Growth Equity Fund, Class S	-	1,757	16	1,741	16,240	-	(8)
Mid Cap Growth Equity II Fund, Class S	-	2,257	17	2,240	31,001	-	(6)
Mid-Cap Value Fund, Class S	-	4,549	35	4,514	41,036	4	(11)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	-	11,907	1,184	10,723	35,492	-	(334)
Oppenheimer Real Estate Fund, Class Y**	-	2,612	21	2,591	45,550	516	14
Overseas Fund, Class S	-	15,460	279	15,181	103,536	1,431	(155)
PIMCO Total Return Fund, Class S	-	1,514	3	1,511	15,764	-	1
Short-Duration Bond Fund, Class S*	-	1,696	91	1,605	17,506	-	27
Small Cap Growth Equity Fund, Class S	-	1,319	8	1,311	20,199	-	(7)
Small Cap Value Equity Fund, Class S	-	1,793	13	1,780	14,471	2	(6)
Small Company Growth Fund, Class S	-	2,094	20	2,074	17,544	-	(4)
Small Company Value Fund, Class S	-	1,817	15	1,802	21,718	10	(10)
Strategic Bond Fund, Class S	-	810	5	805	8,120	16	2
Strategic Emerging Markets Fund, Class S*	-	3,610	28	3,582	61,261	-	(3)
Value Fund, Class S*	-	459	3	456	5,949	-	(2)
					$1,058,106	$2,963	$(2,156)
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	1,767,703	114,324	363,773	1,518,254	$9,519,451	$-	$(309,174)
Blue Chip Growth Fund, Class S	1,398,391	77,878	459,447	1,016,822	9,669,975	9,501	(820,604)
Capital Appreciation Fund, Class S*	677,632	40,441	302,974	415,099	4,014,004	-	(817,004)
Core Bond Fund, Class S*	301,716	296,919	170,276	428,359	5,054,635	-	106,621
Core Opportunities Fund, Class S	-	529,706	23,695	506,011	4,285,912	22,387	(14,586)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2030 Fund (Continued)
Discovery Value Fund, Class S*	244,261	10,292	250,943	3,610	$32,675	$-	$(252,940)
Diversified Bond Fund, Class S*	440,525	20,611	432,397	28,739	317,851	-	316,611
Diversified International Fund, Class S	2,213,545	141,968	509,020	1,846,493	12,611,549	1,724	(2,320,659)
Diversified Value Fund, Class S	1,721,666	104,663	429,666	1,396,663	11,396,771	47,197	(2,178,145)
Emerging Growth Fund, Class S#	694,221	22,459	716,680	-	-	-	(405,032)
Enhanced Index Growth Fund, Class S*	1,822,838	181,725	219,013	1,785,550	15,195,031	-	(442,501)
Enhanced Index Value Fund, Class S*	1,838,742	110,021	267,613	1,681,150	15,533,831	-	(1,299,293)
Focused International Fund, Class S*	427,251	44,693	78,336	393,608	4,479,259	-	(203,511)
Focused Value Fund, Class S	437,925	24,299	169,762	292,462	4,559,479	34,297	(643,599)
Fundamental Value Fund, Class S	2,221,588	176,512	467,475	1,930,625	18,147,871	265,556	(1,667,995)
High Yield Fund, Class S*	684,895	379,759	140,793	923,861	8,545,713	-	(18,978)
Inflation-Protected and Income Fund, Class S*	678,296	79,478	215,991	541,783	5,970,446	-	107,277
International Bond Fund, Class S*	565,367	48,610	87,329	526,648	5,672,000	-	(53,611)
International Equity Fund, Class S*	833,324	112,656	126,422	819,558	11,105,012	9,696	(777,653)
Large Cap Growth Fund, Class S	2,033,853	117,204	447,803	1,703,254	14,119,976	7,746	669,012
Large Cap Value Fund, Class S	683,269	41,384	221,910	502,743	4,861,528	7,992	(728,976)
Main Street Small Cap Fund, Class S*	1,406,941	68,943	442,605	1,033,279	9,733,489	-	(884,481)
Mid Cap Growth Equity Fund, Class S	703,053	39,422	147,817	594,658	5,548,161	-	(203,805)
Mid Cap Growth Equity II Fund, Class S	610,808	37,915	75,497	573,226	7,933,451	-	(251,164)
Mid-Cap Value Fund, Class S	1,348,916	137,678	182,634	1,303,960	11,853,001	1,318	(553,756)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	1,167,586	2,194,159	520,121	2,841,624	9,405,777	-	(170,370)
Oppenheimer Real Estate Fund, Class Y**	235,335	495,318	39,005	691,648	12,159,174	112,462	(49,844)
Overseas Fund, Class S	4,151,162	682,593	725,631	4,108,124	28,017,406	396,400	(3,314,576)
PIMCO Total Return Fund, Class S	-	266,513	628	265,885	2,773,185	-	135
Short-Duration Bond Fund, Class S*	337,691	138,554	28,659	447,586	4,883,167	-	11,201
Small Cap Growth Equity Fund, Class S	157,310	141,391	25,222	273,479	4,214,311	-	(14,887)
Small Cap Value Equity Fund, Class S	645,521	51,311	146,637	550,195	4,473,082	617	(195,900)
Small Company Growth Fund, Class S	435,601	52,556	124,638	363,519	3,075,371	-	108,958
Small Company Value Fund, Class S	432,468	40,043	82,537	389,974	4,699,182	2,383	(346,666)
Strategic Bond Fund, Class S	126,493	6,527	25,466	107,554	1,085,221	2,113	27,698
Strategic Emerging Markets Fund, Class S*	901,825	233,415	117,557	1,017,683	17,402,375	-	688,735
Value Fund, Class S*	127,280	57,391	49,989	134,682	1,757,605	-	(252,521)
					$294,106,927	$921,389	$(17,155,983)
Destination Retirement 2035 Fund
Aggressive Growth Fund, Class S	-	4,758	34	4,724	$29,619	$-	$(6)
Blue Chip Growth Fund, Class S	-	3,603	23	3,580	34,049	31	(11)
Capital Appreciation Fund, Class S*	-	608	11	597	5,776	-	(11)
Core Bond Fund, Class S*	-	1,800	7	1,793	21,154	-	3
Core Opportunities Fund, Class S	-	1,661	13	1,648	13,961	70	(0)†
Discovery Value Fund, Class S*	-	735	729	6	51	-	(517)
Diversified Bond Fund, Class S*	-	1,695	972	723	7,996	-	463
Diversified International Fund, Class S	-	7,625	63	7,562	51,650	7	(35)
Diversified Value Fund, Class S	-	4,040	30	4,010	32,725	127	(19)
Enhanced Index Growth Fund, Class S*	-	7,824	317	7,507	63,881	-	(148)
Enhanced Index Value Fund, Class S*	-	7,065	287	6,778	62,630	-	(150)
Focused International Fund, Class S*	-	1,974	14	1,960	22,309	-	(3)
Focused Value Fund, Class S	-	1,497	470	1,027	16,018	110	(403)
Fundamental Value Fund, Class S	-	5,881	43	5,838	54,875	750	(25)
High Yield Fund, Class S*	-	2,009	130	1,879	17,376	-	(20)
Inflation-Protected and Income Fund, Class S*	-	979	91	888	9,790	-	33
International Bond Fund, Class S*	-	2,552	89	2,463	26,523	-	(0)†

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2035 Fund (Continued)
International Equity Fund, Class S*	-	2,588	25	2,563	$34,725	$28	$(14)
Large Cap Growth Fund, Class S	-	5,500	36	5,464	45,300	23	(15)
Large Cap Value Fund, Class S	-	1,746	13	1,733	16,758	26	(7)
Main Street Small Cap Fund, Class S*	-	1,940	1,096	844	7,948	-	(513)
Mid Cap Growth Equity Fund, Class S	-	1,700	15	1,685	15,720	-	(7)
Mid Cap Growth Equity II Fund, Class S	-	2,188	15	2,173	30,073	-	(5)
Mid-Cap Value Fund, Class S	-	4,509	33	4,476	40,688	4	(10)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	-	11,906	1,162	10,744	35,561	-	(329)
Oppenheimer Real Estate Fund, Class Y**	-	2,612	23	2,589	45,513	517	16
Overseas Fund, Class S	-	17,695	135	17,560	119,757	1,647	(44)
PIMCO Total Return Fund, Class S	-	1,064	3	1,061	11,066	-	1
Short-Duration Bond Fund, Class S*	-	1,721	10	1,711	18,666	-	3
Small Cap Growth Equity Fund, Class S	-	1,421	8	1,413	21,776	-	(6)
Small Cap Value Equity Fund, Class S	-	1,928	13	1,915	15,568	2	(5)
Small Company Growth Fund, Class S	-	2,243	19	2,224	18,817	-	(4)
Small Company Value Fund, Class S	-	1,951	14	1,937	23,340	11	(9)
Strategic Bond Fund, Class S	-	744	107	637	6,429	12	10
Strategic Emerging Markets Fund, Class S*	-	3,794	31	3,763	64,346	-	(3)
Value Fund, Class S*	-	541	3	538	7,016	-	2
					$1,049,450	$3,365	$(1,788)
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	1,243,868	99,382	337,918	1,005,332	$6,303,432	$-	$(222,954)
Blue Chip Growth Fund, Class S	772,461	63,441	198,363	637,539	6,062,992	5,991	(367,127)
Capital Appreciation Fund, Class S*	447,875	36,471	196,481	287,865	2,783,656	-	(532,129)
Core Bond Fund, Class S*	160,387	191,023	101,034	250,376	2,954,436	-	77,048
Core Opportunities Fund, Class S	-	318,648	15,347	303,301	2,568,959	13,391	(8,174)
Discovery Value Fund, Class S*	145,742	8,685	152,219	2,208	19,983	-	(121,169)
Diversified Bond Fund, Class S*	101,191	34,252	103,514	31,929	353,135	-	133,190
Diversified International Fund, Class S	1,218,351	122,539	213,884	1,127,006	7,697,450	1,052	(860,312)
Diversified Value Fund, Class S	1,111,710	91,649	339,046	864,313	7,052,792	29,372	(1,315,460)
Emerging Growth Fund, Class S#	376,707	16,344	393,051	-	-	-	(586)
Enhanced Index Growth Fund, Class S*	1,164,179	100,095	143,232	1,121,042	9,540,070	-	(300,845)
Enhanced Index Value Fund, Class S*	1,007,752	107,721	123,107	992,366	9,169,465	-	(549,803)
Focused International Fund, Class S*	260,592	33,908	50,008	244,492	2,782,317	-	133,270
Focused Value Fund, Class S	250,887	19,099	98,113	171,873	2,679,498	20,132	(302,807)
Fundamental Value Fund, Class S	1,435,129	137,842	361,611	1,211,360	11,386,781	167,537	(1,210,062)
High Yield Fund, Class S*	208,903	70,956	60,853	219,006	2,025,803	-	68
Inflation-Protected and Income Fund, Class S*	100,213	59,398	30,567	129,044	1,422,059	-	31,073
International Bond Fund, Class S*	318,774	31,398	79,287	270,885	2,917,433	-	(56,031)
International Equity Fund, Class S*	529,183	82,047	82,651	528,579	7,162,247	6,184	(466,845)
Large Cap Growth Fund, Class S	1,255,977	101,516	351,892	1,005,601	8,336,429	4,649	544,799
Large Cap Value Fund, Class S	440,273	36,779	135,325	341,727	3,304,499	5,461	(402,304)
Main Street Small Cap Fund, Class S*	750,443	54,172	252,442	552,173	5,201,473	-	(179,396)
Mid Cap Growth Equity Fund, Class S	408,573	32,586	72,588	368,571	3,438,771	-	(106,476)
Mid Cap Growth Equity II Fund, Class S	372,646	48,667	60,078	361,235	4,999,493	-	(195,532)
Mid-Cap Value Fund, Class S	795,686	114,832	101,283	809,235	7,355,947	818	(375,415)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	733,487	1,295,505	206,144	1,822,848	6,033,627	-	(139,033)
Oppenheimer Real Estate Fund, Class Y**	160,223	292,978	26,671	426,530	7,498,397	71,005	72,176
Overseas Fund, Class S	2,851,417	413,653	538,647	2,726,423	18,594,205	258,193	(1,792,024)
PIMCO Total Return Fund, Class S	-	109,447	157	109,290	1,139,895	-	33
Short-Duration Bond Fund, Class S*	165,434	91,411	65,733	191,112	2,085,036	-	76,156

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2040 Fund (Continued)
Small Cap Growth Equity Fund, Class S	95,365	80,810	15,294	160,881	$2,479,183	$-	$(8,206)
Small Cap Value Equity Fund, Class S	376,914	27,518	104,185	300,247	2,441,012	337	(220,319)
Small Company Growth Fund, Class S	262,342	43,787	62,826	243,303	2,058,345	-	87,724
Small Company Value Fund, Class S	262,633	42,775	42,026	263,382	3,053,247	1,547	(190,820)
Strategic Bond Fund, Class S	36,638	6,854	4,751	38,741	390,898	763	5,609
Strategic Emerging Markets Fund, Class S*	479,739	234,084	67,629	646,194	11,049,920	-	388,700
Value Fund, Class S*	78,177	37,591	31,092	84,676	1,105,028	-	(138,803)
					$175,447,913	$586,432	$(8,512,786)
Destination Retirement 2045 Fund
Aggressive Growth Fund, Class S	-	5,136	44	5,092	$31,924	$-	$(8)
Blue Chip Growth Fund, Class S	-	3,895	30	3,865	36,757	34	(15)
Capital Appreciation Fund, Class S*	-	643	15	628	6,069	-	(14)
Core Bond Fund, Class S*	-	628	1	627	7,396	-	1
Core Opportunities Fund, Class S	-	1,628	12	1,616	13,686	70	(0)†
Discovery Value Fund, Class S*	-	836	819	17	150	-	(426)
Diversified Bond Fund, Class S*	-	363	268	95	1,050	-	121
Diversified International Fund, Class S	-	8,070	223	7,847	53,592	7	(157)
Diversified Value Fund, Class S	-	4,358	39	4,319	35,246	138	(23)
Enhanced Index Growth Fund, Class S*	-	7,077	296	6,781	57,704	-	(138)
Enhanced Index Value Fund, Class S*	-	6,391	268	6,123	56,579	-	(139)
Focused International Fund, Class S*	-	2,167	308	1,859	21,153	-	(242)
Focused Value Fund, Class S	-	1,479	470	1,009	15,735	110	(403)
Fundamental Value Fund, Class S	-	6,344	56	6,288	59,106	819	(34)
High Yield Fund, Class S*	-	1,139	123	1,016	9,394	-	(21)
Inflation-Protected and Income Fund, Class S*	-	735	136	599	6,600	-	48
International Bond Fund, Class S*	-	2,042	74	1,968	21,190	-	(2)
International Equity Fund, Class S*	-	2,893	107	2,786	37,754	32	(92)
Large Cap Growth Fund, Class S	-	5,943	47	5,896	48,881	25	(20)
Large Cap Value Fund, Class S	-	1,884	17	1,867	18,050	28	(9)
Main Street Small Cap Fund, Class S*	-	2,318	403	1,915	18,041	-	(280)
Mid Cap Growth Equity Fund, Class S	-	1,902	17	1,885	17,588	-	(8)
Mid Cap Growth Equity II Fund, Class S	-	2,458	18	2,440	33,773	-	(6)
Mid-Cap Value Fund, Class S	-	5,130	38	5,092	46,290	5	(12)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	-	11,907	713	11,194	37,051	-	(170)
Oppenheimer Real Estate Fund, Class Y**	-	3,027	19	3,008	52,875	574	13
Overseas Fund, Class S	-	17,985	588	17,397	118,645	1,659	(257)
PIMCO Total Return Fund, Class S	-	304	1	303	3,165	-	0 †
Short-Duration Bond Fund, Class S*	-	794	272	522	5,695	-	90
Small Cap Growth Equity Fund, Class S	-	1,479	8	1,471	22,673	-	(7)
Small Cap Value Equity Fund, Class S	-	1,952	14	1,938	15,760	2	(5)
Small Company Growth Fund, Class S	-	2,317	20	2,297	19,432	-	(4)
Small Company Value Fund, Class S	-	1,973	15	1,958	23,588	12	(10)
Strategic Bond Fund, Class S	-	160	1	159	1,604	3	0 †
Strategic Emerging Markets Fund, Class S*	-	3,986	33	3,953	67,592	-	(4)
Value Fund, Class S*	-	646	4	642	8,379	-	(3)
					$1,030,167	$3,518	$(2,236)
Destination Retirement 2050 Fund
Aggressive Growth Fund, Class S	132,441	40,883	57,447	115,877	$726,551	$-	$64,692
Blue Chip Growth Fund, Class S	121,485	32,171	70,213	83,443	793,540	773	171,485
Capital Appreciation Fund, Class S*	47,325	15,035	29,485	32,875	317,905	-	44,347
Core Bond Fund, Class S*	9,942	8,363	6,825	11,480	135,460	-	3,290

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/09	Purchases	Sales	Number of Shares Held as of 9/30/10	Value as of 9/30/10	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2050 Fund (Continued)
Core Opportunities Fund, Class S	-	38,796	2,060	36,736	$311,153	$1,590	$(950)
Discovery Value Fund, Class S*	15,038	3,579	18,235	382	3,460	-	14,794
Diversified Bond Fund, Class S*	6,074	2,202	6,377	1,899	21,006	-	5,716
Diversified International Fund, Class S	123,498	46,702	28,425	141,775	968,325	130	9,250
Diversified Value Fund, Class S	115,164	36,080	47,730	103,514	844,676	3,463	54,893
Emerging Growth Fund, Class S#	23,969	5,660	29,629	-	-	-	23,055
Enhanced Index Growth Fund, Class S*	126,507	43,885	24,718	145,674	1,239,684	-	(19,245)
Enhanced Index Value Fund, Class S*	107,427	41,638	20,622	128,443	1,186,814	-	(46,560)
Focused International Fund, Class S*	27,364	10,390	5,644	32,110	365,413	-	15,779
Focused Value Fund, Class S	25,560	7,088	11,819	20,829	324,716	2,320	53,338
Fundamental Value Fund, Class S	150,857	51,020	56,510	145,367	1,366,446	19,788	12,387
High Yield Fund, Class S*	18,530	10,381	9,786	19,125	176,904	-	5,018
Inflation-Protected and Income Fund, Class S*	9,270	5,406	4,744	9,932	109,453	-	4,709
International Bond Fund, Class S*	30,895	11,676	7,444	35,127	378,315	-	(1,484)
International Equity Fund, Class S*	54,757	21,794	11,155	65,396	886,117	714	22,253
Large Cap Growth Fund, Class S	71,402	72,890	25,238	119,054	986,956	536	38,049
Large Cap Value Fund, Class S	46,453	14,938	20,344	41,047	396,926	645	36,834
Main Street Small Cap Fund, Class S*	76,253	22,436	27,699	70,990	668,728	-	44,219
Mid Cap Growth Equity Fund, Class S	43,120	13,478	11,946	44,652	416,601	-	(5,975)
Mid Cap Growth Equity II Fund, Class S	37,181	13,856	7,394	43,643	604,016	-	(8,093)
Mid-Cap Value Fund, Class S	83,621	32,901	17,326	99,196	901,694	99	(2,808)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	77,395	161,568	24,114	214,849	711,150	-	7,758
Oppenheimer Real Estate Fund, Class Y**	11,877	38,697	4,114	46,460	816,773	7,688	27,469
Overseas Fund, Class S	292,239	124,593	69,182	347,650	2,370,971	32,442	128,052
PIMCO Total Return Fund, Class S	-	6,527	11	6,516	67,960	-	2
Short-Duration Bond Fund, Class S*	9,317	13,087	5,866	16,538	180,429	-	4,847
Small Cap Growth Equity Fund, Class S	10,853	10,161	2,556	18,458	284,435	-	(1,693)
Small Cap Value Equity Fund, Class S	40,115	11,627	13,680	38,062	309,443	42	4,608
Small Company Growth Fund, Class S	39,652	13,606	10,370	42,888	362,835	-	(7,775)
Small Company Value Fund, Class S	26,640	12,471	5,759	33,352	401,892	199	(5,648)
Strategic Bond Fund, Class S	3,196	785	1,274	2,707	27,315	53	1,354
Strategic Emerging Markets Fund, Class S*	41,452	45,082	8,907	77,627	1,327,429	-	56,167
Value Fund, Class S*	7,579	7,572	3,850	11,301	147,472	-	8,166
					$21,138,963	$70,482	$762,300

*MassMutual Premier Fund.

**Fund advised by OppenheimerFunds, Inc.

†Amount is less than $0.50.

#The Fund was terminated effective May 21, 2010.

5. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	11/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	11/23/10

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	11/23/10